AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2007
                                                      REGISTRATION NO. 333-40309
                                                               AND NO. 811-08483

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 16 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 17 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2007 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

             |_| on        , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                       [JEFFERSON NATIONAL LOGO]
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                                    ADVANTAGE
                    THE INDIVIDUAL FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the Advantage individual fixed and variable annuity Contract (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). The Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both. The Contract is no longer being offered for sale.

   The Contract has a variety of Investment Options, which include a Fixed Account, an Interest Adjustment Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account, the Interest Adjustment Account and/or the Sub- accounts. The Interest Adjustment Account is referred to as the market value adjustment account in your Contract.

   Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account and the Interest Adjustment Account offer interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account and Interest Adjustment Account options.

A I M VARIABLE INSURANCE FUNDS
MANAGED BY A I M ADVISORS, INC.

   o AIM V.I. Basic Value - Series II shares
   o AIM V.I. Core Equity - Series I shares
   o AIM V.I. Financial Services - Series I shares
   o AIM V.I. Global Health Care - Series I shares
   o AIM V.I. Global Real Estate Fund - Series I shares
   o AIM V.I. High Yield - Series I shares
   o AIM V.I. Mid Cap Core Equity - Series II shares
   o AIM V.I. Technology - Series I shares

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.

   o Alger American Growth -Class O
   o Alger American Leveraged AllCap - Class O
   o Alger American MidCap Growth P- Class O
   o Alger American Small Capitalization -Class O

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   MANAGED BY ALLIANCEBERNSTEIN L.P.

   o  AllianceBernstein Growth and Income

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

   o American Century VP Balanced (Class I)
   o American Century VP Income & Growth (Class I)
   o American Century VP Inflation Protection (Class II)
   o American Century VP Value (Class I)

MANAGED BY AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.

   o American Century VP International (Class I)

THE DIREXION INSURANCE TRUST
MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC

   o DireXion Dynamic VP HY Bond

THE DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)
MANAGED BY THE DREYFUS CORPORATION

   o DREYFUS IP - SMALL CAP STOCK INDEX

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES) MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION

   o Dreyfus VIF--International Value (Initial Shares)

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

   o Federated Capital Income II
   o Federated High Income Bond II (Primary Shares)

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

   o Federated International Equity II

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

   o Janus Aspen Growth and Income (Institutional Shares)
   o Janus Aspen International Growth (Institutional Shares)
   o Janus Aspen Large Cap Growth (Institutional Shares)
   o Janus Aspen Mid Cap Growth (Institutional Shares)
   o Janus Aspen Worldwide Growth (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT LLC

   o Lazard Retirement Emerging Markets
   o Lazard Retirement International Equity
   o Lazard Retirement Small Cap
   o Lazard Retirement US Strategic Equity

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUBADVISED BY CLEARBRIDGE ADVISORS, LLC

   o Legg Mason Partners Variable Aggressive Growth
   o Legg Mason Partners Variable Capital and Income (Formerly Legg Mason Partners Variable Total Return Portfolio)
   o Legg Mason Partners Variable Fundamental Value (Formerly Legg Mason Partners Variable All Cap

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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     Portfolio)
   o Legg Mason Partners Variable Large Cap Growth

LEGG MASON PARTNERS VARIABLE INCOME TRUST
SUBADVISED BY WEST ASSET MANAGEMENT COMPANY
   o Legg Mason Partners Variable Global High Yield Bond
   o Legg Mason Partners Variable Government Portfolio
   o Legg Mason Partners Variable Strategic Bond

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO. LLC

   o Lord Abbett Series Fund, Inc. - America's Value
   o Lord Abbett Series Fund, Inc. - Growth and Income

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT") MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

   o Lehman Brothers High Income Bond (Formerly High Income Bond Portfolio, a series of Neuberger Berman AMT)
   o Lehman Brothers Short Duration Bond (Formerly Limited Maturity
     Bond Portfolio)
   o Neuberger Berman AMT Fasciano (Class S)
   o Neuberger Berman AMT Mid-Cap Growth
   o Neuberger Berman AMT Partners
   o Neuberger Berman AMT Regency
   o Neuberger Berman AMT Socially Responsive

NORTHERN LIGHTS VARIABLE TRUST
MANAGED BY JNF ADVISORS, INC.

   o JNF Chicago Equity Partners Balanced
   o JNF Chicago Equity Partners Equity

PIMCO VARIABLE INSURANCE TRUST
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   o PIMCO VIT All Asset (Administrative Class)
   o PIMCO VIT CommodityRealReturn(TM) Strategy (Administrative Class)
   o PIMCO VIT Emerging Markets Bond (Administrative Class)
   o PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) (Administrative Class)
   o PIMCO VIT Global Bond (Unhedged) (Administrative Class)
   o PIMCO VIT High Yield (Administrative Class)
   o PIMCO VIT Money Market (Administrative Class)
   o PIMCO VIT RealEstateRealReturn Strategy (Administrative Class)
   o PIMCO VIT Real Return (Administrative Class)
   o PIMCO VIT Short-Term (Administrative Class)
   o PIMCO VIT StockPLUS(R) Total Return (Administrative Class)
   o PIMCO VIT Total Return  (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

   o Pioneer Core Bond VCT
   o Pioneer Equity Income VCT
   o Pioneer Fund VCT
   o Pioneer High Yield VCT
   o Pioneer International Value VCT
   o Pioneer Mid Cap Value VCT

ROYCE CAPITAL FUND
MANAGED BY ROYCE & ASSOCIATES, LLC

   o Royce Micro-Cap
   o Royce Small-Cap

RYDEX VARIABLE TRUST
MANAGED BY RYDEX INVESTMENTS

   o Rydex Banking
   o Rydex Basic Materials
   o Rydex Biotechnology
   o Rydex Consumer Products
   o Rydex Dynamic Dow
   o Rydex Dynamic OTC
   o Rydex Dynamic S&P 500
   o Rydex Electronics
   o Rydex Energy
   o Rydex Energy Services
   o Rydex Europe Advantage
   o Rydex Financial Services
   o Rydex Government Long Bond Advantage
   o Rydex Health Care
   o Rydex Internet
   o Rydex Inverse Dynamic Dow
   o Rydex Inverse Government Long Bond
   o Rydex Inverse Mid-Cap
   o Rydex Inverse OTC
   o Rydex Inverse Russell 2000
   o Rydex Inverse S&P 500
   o Rydex Japan Advantage
   o Rydex Large-Cap Growth
   o Rydex Large-Cap Value
   o Rydex Leisure
   o Rydex Mid Cap Advantage
   o Rydex Mid-Cap Growth
   o Rydex Mid-Cap Value
   o Rydex Nova
   o Rydex OTC
   o Rydex Precious Metals
   o Rydex Real Estate
   o Rydex Retailing
   o Rydex Russell 2000 Advantage
   o Rydex Sector Rotation
   o Rydex Small-Cap Growth
   o Rydex Small-Cap Value
   o Rydex Technology
   o Rydex Telecommunications
   o Rydex Transportation
   o Rydex U.S. Government Money Market
   o Rydex Utilities
   o CLS AdvisorOne Amerigo
   o CLS AdvisorOne Clermont

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

   o Seligman Communications and Information
   o Seligman Global Technology

THIRD AVENUE VARIABLE SERIES TRUST
MANAGED BY THIRD AVENUE MANAGEMENT LLC

   o Third Avenue Value

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION

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

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   o Van Eck Worldwide Absolute Return
   o Van Eck Worldwide Bond
   o Van Eck Worldwide Emerging Markets
   o Van Eck Worldwide Hard Assets
   o Van Eck Worldwide Real Estate

WELLS FARGO ADVANTAGE FUNDS
MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC

   o Wells Fargo Advantage VT Discovery
   o Wells Fargo Advantage VT Opportunity

   Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

   To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

   o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

   THE CONTRACTS:
   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2007

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


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TABLE OF CONTENTS

                                                                                      PAGE
DEFINITIONS OF SPECIAL TERMS...........................................................6
HIGHLIGHTS.............................................................................8
FEE TABLE..............................................................................9
EXAMPLES OF FEES AND EXPENSES..........................................................11
CONDENSED FINANCIAL INFORMATION........................................................12
THE COMPANY............................................................................13
THE ADVANTAGE ANNUITY CONTRACT.........................................................13
     Free Look.........................................................................13
     Ownership.........................................................................13
     Beneficiary.......................................................................13
     Assignment........................................................................13
     Requesting Transaction or Obtaining Information About Your Contract...............14
PURCHASE...............................................................................14
     Purchase Payments.................................................................14
     Allocation of Purchase Payments...................................................14
INVESTMENT OPTIONS.....................................................................14
     Investment Portfolios.............................................................14
     The Fixed Account.................................................................15
     The Interest Adjustment Account...................................................16
     The General Account...............................................................16
     Voting Rights.....................................................................16
     Substitution......................................................................16
TRANSFERS..............................................................................16
     Excessive Trading.................................................................17
     Dollar Cost Averaging Program.....................................................18
     Rebalancing Program...............................................................18
     Interest Sweep Program............................................................18
EXPENSES...............................................................................19
     Insurance Charges.................................................................19
     Contract Maintenance Charge.......................................................19
     Contingent Deferred Sales Charge..................................................19
     Waiver of Contingent Deferred Sales Charge........................................19
     Reduction or Elimination of Contingent Deferred Sales Charge......................20
     Investment Portfolio Operating Expenses...........................................20
     Transfer Fee......................................................................20
     Earnings Protection Benefit.......................................................20
     Guaranteed Minimum Withdrawal Benefit.............................................21
     Premium Taxes.....................................................................21
     Income Taxes......................................................................21
CONTRACT VALUE.........................................................................21
     Accumulation Units................................................................21
ACCESS TO YOUR MONEY...................................................................21
     Systematic Withdrawal Program.....................................................21
     Optional Guaranteed Minimum Withdrawal Benefit....................................22
     Suspension of Payments or Transfers...............................................22
DEATH BENEFIT..........................................................................22
     Upon Your Death During the Accumulation Period....................................22
     Death Benefit Amount During the Accumulation Period...............................23



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



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
     Optional Earnings Protection Benefit (EPB)........................................23
     Payment of the Death Benefit During the Accumulation Period.......................23
     Death of the Contract Owner During the Annuity Period.............................24
     Death of Annuitant................................................................24
ANNUITY PAYMENTS (THE ANNUITY PERIOD)..................................................24
     Annuity Payment Amount............................................................24
     Optional Guaranteed Minimum Income Benefit (GMIB).................................24
     Annuity Options...................................................................25
TAXES..................................................................................25
     Annuity Contracts in General......................................................25
     Tax Status of the Contracts.......................................................25
     Taxation of Non-Qualified Contracts...............................................26
     Taxation of Qualified Contracts...................................................26
     Possible Tax Law Changes..........................................................27
OTHER INFORMATION......................................................................27
     Legal Proceedings.................................................................27
     The Separate Account..............................................................27
     Distributor.......................................................................27
     Financial Statements..............................................................28
     Independent Registered Public Accounting Firm.....................................28
APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS...........................29
APPENDIX B--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES.................................40
APPENDIX C--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES.............................41
APPENDIX D--CONDENSED FINANCIAL INFORMATION............................................42
PRIVACY POLICY.........................................................................63
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...........................64

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DEFINITIONS OF SPECIAL TERMS

     Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

     ACCUMULATION PERIOD: The period during which you invest money in your Contract.

     ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

     ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

     ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

     ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

     ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

     ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

     ANNUITY PERIOD: The period during which We make income payments to you.

     ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

     BENEFICIARY: The person designated to receive any benefits under the Contract if you, or under certain circumstances, the Annuitant dies.

     BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

     COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

     CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

     CONTRACT: The Advantage individual and group fixed and variable annuity contract, which provides fixed and variable Investment Options offered by the Company.

     CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

     CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and Interest Adjustment Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

     DEATH BENEFIT AMOUNT: The Death Benefit Amount is amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

     FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

     INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Mortality and Expense Risk Charge and Administrative Charge. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

     INTEREST ADJUSTMENT ACCOUNT: The Interest Adjustment Account (referred to as the Market Value Adjustment Account in your Contract) is an Investment Option of the Separate Account available under the Contract which offers a fixed rate of interest guaranteed by the Company for specified guarantee periods. If funds are withdrawn or transferred to another Investment Option before the end of the guarantee period, the funds withdrawn or transferred are adjusted to reflect the current market value of the funds. The adjustment may be positive or negative.

     INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

     INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the guarantee periods of the Interest Adjustment Account (if available) and the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

     INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the guarantee periods of the Interest Adjustment Account.

     INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

     JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

     NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

     OWNER: You, the purchaser of the Contract are the Owner.

     PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

     QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

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     REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

     SEPARATE ACCOUNT: Jefferson National Life Annuity Account F of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

     SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

     TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

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HIGHLIGHTS

     The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account F (Separate Account), the Fixed Account and the guarantee periods of the Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. The Fixed Account and the Interest Adjustment Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

     The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefit During the Accumulation Period."

     We offer, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

     We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

     We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the Death Benefit Amount paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

     All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

     You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

     FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

     TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

     INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

     Jefferson National Life Insurance Company
     P.O. Box 36840
     Louisville, Kentucky 40233
     (866) 667-0561

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FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE (as a percentage of         7%
Purchase Payments withdrawn)(1)........................
TRANSFER FEE(2)........................................      You may make a transfer once very 30 days without charge. If you transfer more often, We may charge a fee of $25 per transfer.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                               CURRENT CHARGE                 MAXIMUM CHARGE
CONTRACT MAINTENANCE CHARGE(3).......................................    $30 per Contract per year      $60 per Contract per year
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average Contract Value allocated to the
Sub-accounts) Mortality and Expense Risk Charge......................              1.25%                          1.25%
Administrative Charge................................................              0.15%                          0.25%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(without optional riders)............................................              1.40%                          1.50%
OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
(as a percentage of average Contract Value allocated to the
Sub-accounts)
2 YEAR WAITING PERIOD................................................              0.50%                          0.75%
5 YEAR WAITING PERIOD................................................              0.35%                          0.50%
OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER
(as a percentage of the average Contract Value allocated to the
Sub-accounts)........................................................              0.30%                          0.50%
OPTIONAL EARNINGS PROTECTION BENEFIT RIDER
BASE BENEFIT
(as a percentage of Contract Value as of
each Contract Anniversary)...........................................              0.25%                          0.25%
OPTIONAL BENEFIT
(as a percentage of Contract Value as of
the Contract Anniversary for each 1%
of optional coverage elected)........................................              0.01%                          0.02%
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(with optional riders assuming you selected the 2 Year Waiting Period under the Guaranteed Minimum Withdrawal Benefit and only the Base
Benefit under the Earnings Protection Benefit).......................              2.45%                          3.00%

--------------------------------------------------------------------------------

     The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.


                                                                                                     MINIMUM           MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees,          [Gross: 0.27%      Gross: 5.89%
distribution and/or service (12b-1) fees, and other expenses)(4).............................      Net: 0.27%        Net: 5.12%]

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

NUMBER OF YEARS FROM                                                                            CONTINGENT DEFERRED
RECEIPT OF PAYMENT                                                                                 SALES CHARGE
First Year...................................................................                           7%
Second Year..................................................................                           7%
Third Year...................................................................                           6%
Fourth Year..................................................................                           5%
Fifth Year...................................................................                           4%
Sixth Year...................................................................                           3%
Seventh Year.................................................................                           2%
Eighth Year and later........................................................                           0%

Subject to any applicable limitations, each Contract year you can take money out of your Contract, without the Contingent Deferred Sales Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor), or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.


(2) Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs do not count toward the one transfer per 30 day limit. All reallocations made on the same Business Day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least May 1, 2008. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------

EXAMPLES OF FEES AND EXPENSES

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $1,431.09         $2,871.27          $4,128.77         $6,996.33

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................         $865.16          $1,265.00          $1,603.45         $2,671.10

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $1,431.09         $2,871.27          $3,763.14         $6,996.33

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................         $865.16          $1,265.00          $1,248.99         $2,671.10

(3) If you do not surrender your Contract and have not purchased any riders:

ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................         $799.00          $2,326.04          $3,763.14         $6,996.33

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................         $237.00           $729.86           $1,248.99         $2,671.10

(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $1,582.14         $3,268.81          $4,705.81         $7,785.03

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $1,016.21         $1,712.11          $2,336.92         $4,072.84

(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00% (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $1,582.14         $3,268.81          $4,337.61         $7,785.03

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................        $1,016.21         $1,712.11          $1,979.23         $4,072.84

--------------------------------------------------------------------------------
(6) If you do not surrender your Contract and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

ASSUMING MAXIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................         $949.00          $2,721.08          $4,337.61         $7,785.03

ASSUMING MINIMUM INVESTMENT                                      1 YEAR           3 YEARS            5 YEARS           10 YEARS
PORTFOLIO OPERATING EXPENSES...........................         $387.00          $1,174.17          $1,979.23         $4,072.84

CONDENSED FINANCIAL INFORMATION

Appendix D to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE COMPANY

     Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. and an indirect wholly-owned subsidiary of Inviva, Inc.

     The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ADVANTAGE ANNUITY CONTRACT

     This prospectus describes The Advantage individual fixed and variable annuity contract (Contract) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. The Contract is no longer being offered for sale.

     The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

     The Contract is called a variable annuity because you can choose among the Investment Portfolios through the Sub-accounts of the Separate Account and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

     In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

     The Contract also offers an Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. It is referred to as the Market Value Adjustment Account in your Contract. The Interest Adjustment Account is only available for investment during the Accumulation Period.

     You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

FREE LOOK

     If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, the charges for the Guaranteed Minimum Withdrawal Benefit and the Investment Portfolio Operating Expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return your Contract Value. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to return your Purchase Payment if you decide to cancel your Contract within 10 Business Days after receiving it (or whatever longer period is required in your state).

OWNERSHIP

     OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A CHANGE OF OWNER MAY BE A TAXABLE EVENT.

     JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

BENEFICIARY

     The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

ASSIGNMENT

     Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

     If the Contract is a Qualified Contract, there are limitations

--------------------------------------------------------------------------------

on your ability to assign the Contract.

AN ASSIGNMENT MAY BE A TAXABLE EVENT.

REQUESTING TRANSACTIONS OR OBTAINING
INFORMATION ABOUT YOUR CONTRACT

     You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

     TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

     We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

     We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

PURCHASE

PURCHASE PAYMENTS

     A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. For the Interest Adjustment Account, a minimum of $2,000 is required. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.

     You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. However, if you select the systematic payment option or electronic funds transfer (EFT), you can make additional payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

ALLOCATION OF PURCHASE PAYMENTS

     You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. Currently, the minimum amount which can be allocated to the Interest Adjustment Account is $2,000. We reserve the right to change this amount in the future. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

     Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Any transaction involving a Rydex Investment Portfolio listed below received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

---------------------------------------------------------------

                 15 MINUTES BEFORE NYSE CLOSE
---------------------------------------------------------------
Dynamic Dow           Dynamic OTC            Dynamic S&P 500
---------------------------------------------------------------
Europe Advantage      Government Long Bond   Inverse Dynamic
                      Advantage              Dow
---------------------------------------------------------------
Inverse Government    Inverse Mid-Cap        Inverse OTC
Long Bond
---------------------------------------------------------------
Inverse Russell 2000  Inverse S&P 500        Japan Advantage
---------------------------------------------------------------
Large-Cap Growth      Large-Cap Value        Mid Cap Advantage
---------------------------------------------------------------
Mid-Cap Growth        Mid-Cap Value          Nova
---------------------------------------------------------------
OTC                   Russell 2000           Small-Cap Growth
                      Advantage
---------------------------------------------------------------
Small-Cap Value       U.S. Govt Money Mkt
---------------------------------------------------------------

                 30 MINUTES BEFORE NYSE CLOSE
---------------------------------------------------------------
Banking               Basic Materials        Biotechnology
---------------------------------------------------------------
Consumer Products     Electronics            Energy
---------------------------------------------------------------
Energy Services       Financial Services     Health Care
---------------------------------------------------------------
Internet              Leisure                Precious Metals
---------------------------------------------------------------
Real Estate           Retailing              Technology
---------------------------------------------------------------
Telecommunication     Transportation         Utilities
---------------------------------------------------------------


Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

INVESTMENT OPTIONS
INVESTMENT PORTFOLIOS

  The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value,

--------------------------------------------------------------------------------

decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

     You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at: (866) 667-0561 or visit Our Website. See Appendix A for a summary of investment objectives and strategies for each Investment Portfolio.

     The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

     A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact a Investment Portfolios's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

     Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

     We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The table below describes the annual payments we generally receive, and whether the fee is made pursuant to a 12b-1 plan approved by the fund or a separate administrative fee. Certain funds within the listed fund families may have fees that vary from the general payment structure. The amounts described may change at any time without notice.

------------------------------------------------------------------
          FUND FAMILY                12B-1       ADMINISTRATIVE
------------------------------------------------------------------
Alliance Bernstein Variable       0             .10%
Products Series Fund, Inc. -
Class A
------------------------------------------------------------------
AIM Variable Insurance Funds -    0             .30%
Series I
------------------------------------------------------------------
AIM Variable Insurance Funds -    .25%          .25%
Series II
------------------------------------------------------------------
Alger American Fund               0             .25%
------------------------------------------------------------------
American Century Variable         0             .25%
Portfolios, Inc. - Class I
------------------------------------------------------------------
American Century Variable         .25%          .05%
Portfolios, Inc.- Class II
------------------------------------------------------------------
DireXion Insurance Trust          0             .45%
------------------------------------------------------------------
Dreyfus Variable Investment       0             .25%
Fund - Initial
------------------------------------------------------------------
Dreyfus Investment Portfolios -   .25%          0
Service
------------------------------------------------------------------
Federated Insurance Series        0             .25%
------------------------------------------------------------------
Janus  Aspen Series -             N/A           .20%
Institutional Shares
------------------------------------------------------------------
Janus Aspen Series - Service      .25%          .20%
Shares
------------------------------------------------------------------
Lazard Retirement Series, Inc.    .25%          0
------------------------------------------------------------------
Legg Mason Partners Variable      0             .25%
Income Trust and Variable
Equity Trust
------------------------------------------------------------------
Lord Abbett Series Fund, Inc.     0             .25%
------------------------------------------------------------------
Neuberger Berman Advisers         0             .25%
Management Trust
------------------------------------------------------------------
Northern Lights Variable Trust    .25%          0
------------------------------------------------------------------
PIMCO Variable Insurance Trust    .15%          .10%
------------------------------------------------------------------
Pioneer Variable Contracts Trust  .25%          .25%
------------------------------------------------------------------
Royce Capital Fund                0             .25%
------------------------------------------------------------------
Rydex Variable Trust              0             .30%
------------------------------------------------------------------
Seligman Portfolios, Inc.         .10%          .15%
------------------------------------------------------------------
Third Avenue Variable Series      0             .25%
Trust
------------------------------------------------------------------
Van Eck Worldwide Insurance       0             .25%
Trust
------------------------------------------------------------------
Wells Fargo Advantage Funds       0             .25%
------------------------------------------------------------------

THE FIXED ACCOUNT

     During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

--------------------------------------------------------------------------------

     The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not review the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

     See your Contract for more information regarding the Fixed Account.

THE INTEREST ADJUSTMENT ACCOUNT

     During the Accumulation Period, you can also invest in one of the guarantee periods of the Interest Adjustment Account. The Interest Adjustment Account is a non-unitized separate account and is referred to as the market value adjustment accounts in your Contract. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your Purchase Payment accumulated at the minimum rate prescribed by applicable state law (a Contingent Deferred Sales Charge may also be applied to funds withdrawn or annuitized).

     The Interest Adjustment Account is not registered under the federal securities laws and it is generally not subject to its provisions. Funds in the Interest Adjustment Account are held in a non-unitized separate account. The staff of the SEC has not reviewed the disclosure related to the Interest Adjustment Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The Separate Account Annual Expenses do not apply to amounts allocated to the Interest Adjustment Account.

     The Interest Adjustment Account is not available for investment during the Annuity Period.

     The Interest Adjustment Account may not be available in your state.

     See your Contract for more information regarding the Interest Adjustment Account.

THE GENERAL ACCOUNT

     During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

VOTING RIGHTS

     Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

     It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

     You can transfer money among the Fixed Account, the Interest Adjustment Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section in this prospectus.

     TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from the Fixed Account, to or from the Interest Adjustment Account and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

     1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

     2. Limits on transfers out of the Fixed Account may apply.

     3. Transfers from the Interest Adjustment Account before the end of a guarantee period will result in an adjustment (up or down) to the amount transferred.

     4. Your request for a transfer must clearly state which Investment Options are involved in the transfer.

     5. Your request for transfer must clearly state how much the transfer is for.

     6. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Sub-Accounts and could include, but is not limited to:

        a. the requirement of a minimum time period between each transfer;

        b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

        c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

     7. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

     TRANSFERS DURING THE ANNUITY PERIOD. You can make two transfers per Contract year during the Annuity Period. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. The following apply to any transfer during the Annuity Period:

     1. You may not transfer funds to the Fixed Account or Interest Adjustment Account during the Annuity Period.

--------------------------------------------------------------------------------
     2. You may only make transfers between the Investment Portfolios.

     3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING STRATEGIES BY THIRD PARTIES. WE RESERVE THE RIGHT TO MODIFY(INCLUDING TERMINATING) THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

     The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

     We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

  o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

  o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

  o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

     The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

     We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

     SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

     The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

     As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

     We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading and the PIMCO VIT Money Market Portfolio. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund and CLS AdvisorOne Clermont Fund, which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, and the PIMCO VIT Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

---------------------------------------------------------------
                         30 DAY HOLD
---------------------------------------------------------------
CLS AdvisorOne Amerigo   CLS AdvisorOne       Federated
                         Clermont             Capital Income
                                              Fund II
---------------------------------------------------------------
Federated High Income    Federated            Legg Mason
Bond Fund II             International        Aggressive
                         Equity Fund II       Growth
---------------------------------------------------------------
Legg Mason Capital and   Legg Mason           Legg Mason
Income                   Fundamental Value    Government
---------------------------------------------------------------
Legg Mason High Yield    Legg Mason Large     Legg Mason
Bond                     Cap Growth           Strategic Bond
---------------------------------------------------------------
Lord Abbett America's    Lord Abbett Growth   Rydex Sector
Value                    and Income           Rotation
---------------------------------------------------------------
                         60 DAY HOLD
---------------------------------------------------------------
Dreyfus International    Dreyfus Small Cap    Dreyfus
Value                    Stock Index          Socially
                                              Responsible
                                              Growth
---------------------------------------------------------------
Dreyfus Stock Index
---------------------------------------------------------------
                         90 DAY HOLD
---------------------------------------------------------------
AllianceBernstein       Janus Aspen Growth    Janus Aspen
Growth and Income       and Income            International
                                              Growth
---------------------------------------------------------------

--------------------------------------------------------------------------------


---------------------------------------------------------------
Janus Aspen Large Cap   Janus Aspen Mid Cap   Janus Aspen
Growth                  Growth                Small Company
                                              Value
---------------------------------------------------------------
Janus Aspen Worldwide   Third Avenue Value
Growth
---------------------------------------------------------------


This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Options violates our policy, the entire transfer request is blocked.

   We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Option in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Option in Contract 2. With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about market timing arrangements and disclosure of Investment Portfolio securities holdings to individuals.

   If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

   The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. You cannot transfer to the Interest Adjustment Account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

   The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

REBALANCING PROGRAM

   Once your money has been allocated among the Sub-Accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. Rebalancing does not include assets allocated to the Fixed Account or the Interest Adjustment Accounts. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

   EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-Accounts. You want 40% to be in the Fixed Income Portfolio Sub-Account and 60% to be in the Growth Portfolio Sub-Account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-Account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Portfolio Sub-Account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

   Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

   You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-Accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

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EXPENSES

   There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

   Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account or the Interest Adjustment Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose the Guaranteed Minimum Income Benefit (GMIB).

   The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

  The Insurance Charges will be as follows:

                          CURRENT              MAXIMUM
       GMIB              INSURANCE            INSURANCE
      ELECTED              CHARGE              CHARGE
        No                 1.40%                1.50%
        Yes                1.70%                2.00%

   If, at the time of application, you select the Earnings Protection Benefit rider We will deduct a charge each Contract year as described below.

CONTRACT MAINTENANCE CHARGE

   On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

   We do not deduct the Contract Maintenance Charge if your Contract Value is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and your Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

   The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance, and then from the Interest Adjustment Account.

   No Contract Maintenance Charge is deducted during the Annuity Period.

CONTINGENT DEFERRED SALES CHARGE

   During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract.

The charge is as follows:

NUMBER OF YEARS                                 CONTINGENT
FROM RECEIPT                                   DEFERRED SALES
OF PURCHASE PAYMENT                                CHARGE
     First Year                                      7%
     Second Year                                     7%
     Third Year                                      6%
     Fourth Year                                     5%
     Fifth Year                                      4%
     Sixth Year                                      3%
     Seventh Year                                    2%
     Eighth Year and later                           0%

   Jefferson National does not assess the Contingent Deferred Sales Charge on death benefits or on any payments paid out as Annuity Payments if your Annuity Date is at least four years after We issue your Contract and your Annuity Option has a life contingency or is for a minimum of 5 years.

   In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

   o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;

   o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;

   o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

   FREE WITHDRAWALS. Each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

   o 10% of your Contract Value (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor);

   o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

   o the total of your Purchase Payments that have been in the Contract for 8 or more complete years.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

   In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

   UNEMPLOYMENT. Once per Contract year, We will allow an

--------------------------------------------------------------------------------

additional free withdrawal of up to 10% of your Contract Value if:

   o  your Contract has been in force for at least 1 year;

   o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   o  your employment was involuntarily terminated by your employer; and

   o you certify to Us in writing that you are still unemployed when you make the withdrawal request. This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   o  confinement begins after the first Contract year;

   o confinement is prescribed by a qualified physician and is medically necessary;

   o request for this benefit is made during confinement or within 60 days after confinement ends; and

   o  We receive due proof of confinement.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   o To qualify, the diagnosis and notice must occur after the first Contract year ends.

   o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

  We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

INVESTMENT PORTFOLIO OPERATING EXPENSES

   There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

TRANSFER FEE

   During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

   During the Accumulation Period, the transfer fee is deducted from the Investment Option from which the transfer was made. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, then from the Investment Portfolio with the largest balance that is involved in the transfer and finally from the Interest Adjustment Account.

   During the Annuity Period, You can make two transfers per Contract year. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

   If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made in the same Business Day count as one transfer.

 EARNINGS PROTECTION BENEFIT RIDER

   If, at the time of you apply for the Contract, you select the Earnings Protection Benefit ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

For Base Benefit:    0.25% of Contract Value as of the Contract
                     Anniversary.
For Optional         0.01% of Contract Value as of the Contract
Benefit:             Anniversary for each 1% of optional
(Current             coverage elected.
Charge)
For Optional         0.02% of Contract Value as of the Contract
Benefit:             Anniversary for each 1% of optional
(Maximum             coverage elected.
Charge)

   If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

PREMIUM TAXES

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

   We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

   Your Contract Value is the sum of amount held under your Contract in the various Sub-Accounts of the Separate Account, the Interest Adjustment Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-Account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-Account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

  Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

   1. dividing the value of an Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-Account share for the previous Business Day; and

   2. subtracting the daily amount of the Insurance Charges and any optional Guaranteed Minimum Withdrawal Benefit charges.

   The value of an Accumulation Unit may go up or down from Business Day to Business Day. When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio on that Business Day.

   When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

   We calculate the value of an Accumulation Unit for each Investment Portfolio after the New York Stock Exchange closes each Business Day and then credit your Contract.

   EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

ACCESS TO YOUR MONEY

   You can have access to the money in your Contract:

   o  by making a withdrawal (either a partial or a complete withdrawal);

   o  by electing to receive Annuity Payments; or

   o when a death benefit is paid to your Beneficiary. Withdrawals can only be made during the Accumulation Period.

   When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Contingent Deferred Sales Charge, less any premium tax, and less any Contract Maintenance Charge.

   If you make a partial withdrawal, you must tell Us which Investment Option (Investment Portfolio(s), the Interest Adjustment Account and/or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio, the Interest Adjustment Account or the Fixed Account must be for at least $500. Jefferson National requires that after a partial withdrawal is made there must be at least $500 left in your Contract. These minimum amounts are waived for systematic withdrawals and required minimum distributions.

   Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section of this prospectus.

   A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

   Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

SYSTEMATIC WITHDRAWAL PROGRAM

   The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us


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otherwise. You may elect to end the Systematic Withdrawal Program by notifying
Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

  Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT

  For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit
(GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

  If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

  Once the Benefit Amount has been determined, We calculate the maximum annual guaranteed payment (the "Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

  Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

  If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

  If, in any year, your total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

  o (1- withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

  If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment and your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

  Once you elect this benefit, you are also entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your Contract Value.

  Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

  If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

  You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

  Please see Appendix C for examples of how the Benefit Amount and Benefit Payment are calculated.

SUSPENSION OF PAYMENTS OR TRANSFERS

  We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

  1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  2. trading on the New York Stock Exchange is restricted;

  3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

  4. during any other period when the SEC, by order, so permits for the protection of owners.

  We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

  If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

DEATH BENEFIT
UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

  If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

   The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios, the


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Interest Adjustment Account and/or the Fixed Account until distribution begins.
Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount that is invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD
  If death occurs prior to age 90, the Death Benefit Amount will be the greater of:

  (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

  (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of death.

  If death occurs at age 90 or later, the Death Benefit Amount will be the Contract Value at the time We receive due proof of death and a payment election.

OPTIONAL EARNINGS PROTECTION BENEFIT (EPB)
  The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are less than age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract. Withdrawals from the Contract will reduce the rider's benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

  BASE DEATH BENEFIT. Upon the death of the Owner, We will add to the Death Benefit Amount otherwise payable an amount equal to 50% (30% if the Owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain upon Our receipt of due proof of death of the Owner at Our administrative office.

  ELIGIBLE GAIN. Eligible Gain is the least of:

  o  the Contract Gain; or

  o if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

  o if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

  EQUIVALENCY WITHDRAWAL. The Equivalency Withdrawal is:

  o  the partial withdrawal amount; divided by

  o  the Contract Value prior to the withdrawal; multiplied by

  o  the sum of all Purchase Payments less all prior Equivalency Withdrawals.

  If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

  OPTIONAL COVERAGE PERCENTAGE. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

  CONTRACT GAIN. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

  OPTIONAL GAIN. The Optional Gain is:

  o  the Optional Coverage Percentage; multiplied by

  o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

  o sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater than Contract Value.

   TERMINATION. The EPB rider terminates and charges and benefits automatically end on the earliest of:

  o  The Annuity Date; or

  o  Full surrender; or

  o  Death of the Owner; or

  o  Transfer of ownership

  We may terminate the EPB rider if necessary to comply with applicable state and federal regulations. See Appendix B for Examples of how this benefit works.

  It is possible that the IRS may take the position that charges for the Optional Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

  This benefit may not be available in your state.

  PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

  Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period.

  OPTION 1--lump sum payment of the Death Benefit Amount; or

  OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

  OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

  Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

  o  continue the Contract in his or her own name at the Death Benefit Amount;

  o  elect a lump sum payment of the Death Benefit Amount; or

  o  apply the Death Benefit Amount to an Annuity Option.

  If the spouse elects to continue the Contract, the Contract Value will be the Death Benefit Amount for the purpose of determining benefits under the Contract for the continuing spouse.

  If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in


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any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

  If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

DEATH OF ANNUITANT

  If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

  Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The Death Benefit Amount will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

  Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

  The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date. The Annuity Date may not be later than the earlier of the date the Annuitant reaches attained age 90 or the maximum date permitted under applicable state law. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

  For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later.

  You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed payments.

  During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. Payments cannot come from the Interest Adjustment Account or the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account or the Interest Adjustment Accounts will be applied to a fixed annuity.

ANNUITY PAYMENT AMOUNT

  If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

  1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a variable Annuity Option on the Annuity Date;

  2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

  3) the performance of the Investment Portfolio(s) you selected; and

  4) the Annuity Option you select.

  You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

  On the Annuity Date, the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary and you choose an Annuity Option that has a life contingency or is for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you selected.

  Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of Annuity Payments so that your Annuity Payments are at least $50.

  Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

  For an extra charge, you can elect the Guaranteed Minimum Income Benefit.

  Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 90th birthday, this amount is the greater of:

  1) the Contract Value ; or

  2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the Annuity Date.

  The Guaranteed Minimum Income Benefit base on or after the Owner's 90th birthday is equal to the Contract Value.

  If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the


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amount withdrawn.

  If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

  o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, Life Income With 5, 10, 15 or 20 Years Guaranteed, will be applied.

  o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

  o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

  o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

  o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

  On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

  It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

  THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

  You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

  OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in installments. However, if the Annuitant dies and We have made payments for less than the specified number of years, you may elect to receive a single lump sum Annuity Payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

  OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate
(AIR) for a variable Annuity Option.

  OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

  OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments We will make to the survivor can be equal to 100%, 66% or 50% of the amount that We would have paid if both were alive.

TAXES

  NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. FURTHER INFORMATION ON TAXES IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

  DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

  OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain


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provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of an Owner;

   o  attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary


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according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to INDIVIDUAL RETIREMENT ACCOUNTS
(IRAs), as defined in Section 408 of the Code, ROTH IRAs, as described in Code
Section 408A, CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code, TAX SHELTERED ANNUITIES under section 403(b) of the Code and CERTAIN DEFERRED COMPENSATION PLANS under Code Section 457

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

LEGAL PROCEEDINGS

   Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

   On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

THE SEPARATE ACCOUNT

   We established a separate account, Jefferson National Life Annuity Account F (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999, was known as Great American Reserve Variable Annuity Account F. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on September 26, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account F is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

   Where permitted by law, We may:

   o  create new Separate Accounts;

   o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

   o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

   o  transfer the Separate Account to another insurance company;

   o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

   o  make the Sub-accounts available under other policies We issue;

   o  add new Investment Portfolios or remove existing Investment Portfolios;

   o substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

   o  deregister the Separate Account under the Investment Company Act of 1940;
      and

   o operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

   Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-

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dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

  In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

  Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

  The financial statements of Jefferson National Life Annuity Account F are included in the Statement of Additional Information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2005 and 2006, and for the years then ended, and the financial statements of Jefferson National Life Annuity Account F as of December 31, 2006 and for each of the two years in the period then ended December 31, 2006 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.









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APPENDIX A

-- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Global Real Estate Fund (Effective July 3, 2006 AIM V.I. Real Estate Fund was renamed AIM V.I. Global Real Estate Fund). The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.

AIM V.I. CORE EQUITY -- SERIES I SHARES

   The fund's investment objective is growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. FINANCIAL SERVICES - SERIES I SHARES

   The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. GLOBAL HEALTH CARE - SERIES I SHARES

   The fund's investment objective is capital growth. The fund seeks to meet his objective by normally investing at least 80% of its assets in securities of health care industry companies.

AIM V.I. GLOBAL REAL ESTATE - SERIES I SHARES

   The fund's investment objective is to achieve high total return through growth of capital and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. HIGH YIELD - SERIES I SHARES

   The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. MID CAP CORE EQUITY - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. TECHNOLOGY - SERIES I SHARES

   The fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that the Manager believes demonstrate promising growth potential. The portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization stocks.

ALGER AMERICAN SMALL CAPITALIZATION

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $579 billion in assets under management at December 31, 2005. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

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ALLIANCEBERNSTEIN GROWTH AND INCOME

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED

   The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION

   The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

   AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

AMERICAN CENTURY INVESTMENTS VP VALUE

   The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

THE DIREXION INSURANCE TRUST

   The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DIREXION DYNAMIC VP HY BOND

   DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX

   The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--INTERNATIONAL VALUE

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME II

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues


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its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

FEDERATED HIGH INCOME BOND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN GROWTH & INCOME (INSTITUTIONAL SHARES)

   The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN INTERNATIONAL GROWTH (INSTITUTIONAL SHARES)

   The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN LARGE CAP GROWTH (INSTITUTIONAL SHARES)
   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stock of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN MID CAP GROWTH (INSTITUTIONAL SHARES)
   The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN WORLDWIDE GROWTH (INSTITUTIONAL SHARES)

   The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debit securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

LAZARD RETIREMENT EMERGING MARKETS

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT INTERNATIONAL EQUITY

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with


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market capitalizations in the range of companies included the Morgan Stanley
Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

LAZARD RETIREMENT SMALL CAP

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

   o  The potential to become a larger factor in the company's business sector

   o  Significant debt but high levels of free cash flow

   o A relatively short corporate history with the expectation that the business may grow

   The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY

   The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC

   Legg Mason Partners Fund Advisor, LLC ("LMPFA") is the fund's investment manager. LMPFA, with office at 399 Park Avenue, New York, New York 10022, is a recently organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds.

   ClearBridge Advisors, LLC ("ClearBridge") and Western Asset Management Company ("Western Asset") provide the day-to-day portfolio management of the funds.

   ClearBridge has office at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.

   Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2006, Western Asset's total assets under management were approximately $403 billion.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH

   The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME

   The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with option on securities indices. Securities rated below investment grade are commonly referred to as "junk bonds." Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the funds seeks to produce a pattern of total return that moves with the S&P 500 Index, while generated high income. The fund may also use options, future and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

   The portfolio managers employ fundamental research and due diligence to assess a company's:

   o  Growth potential, stock price, potential appreciation and valuation

   o  Credit quality, taking into account financial condition and profitability

   o  Future capital needs

   o  Potential for change in bond rating and industry outlook

   o  Competitive environment and management ability

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LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE

   The fund seeks Long term capital growth. Current income is secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND

   The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds." The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

LEGG MASON PARTNERS VARIABLE GOVERNMENT

   The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities consist primarily of U.S. Treasury securities, and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH

   The fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of similar to companies in the Russell 1000 Index. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may also invest up to 20% of its assets in equity securities of companies whose market capitalizations are below $5 billion.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND

   The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

   o  U.S. government obligations

   o  Mortgage and asset-backed

   o Investment and non-investment securities grade U.S. and foreign corporate debt; and

   o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds". The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE

   The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME

   The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the

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market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of June 30, 2006, the market capitalization range of the Russell 1000 Index was $1.7 billion to $371.2 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management, Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliated of Neuberger Berman. The following portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO (CLASS S)

   The Fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

LEHMAN BROTHERS HIGH INCOME BOND (FORMERLY, HIGH INCOME BOND, A SERIES OF NEUBERGER BERMAN AMT)

   The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

LEHMAN BROTHERS LIMITED MATURITY BOND (FORMERLY, LIMITED MATURITY BOND, A SERIES OF NEUBERGER BERMAN AMT)

   The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MID-CAP GROWTH

   The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

   The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

NEUBERGER BERMAN AMT REGENCY

   The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE

   The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

   The Northern Lights Variable Insurance Trust is managed by JNF Advisors, Inc. JNF Advisors, Inc. is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the Contract:

JNF CHICAGO EQUITY PARTNERS BALANCED

   The JNF Chicago Equity Partners Balanced Portfolio seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level. EFFECTIVE MAY 1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST BALANCED WERE SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS BALANCED.

JNF CHICAGO EQUITY PARTNERS EQUITY

   The JNF Chicago Equity Partners Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. EFFECTIVE MAY 1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST EQUITY WERE SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS EQUITY.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:


PIMCO VIT ALL ASSET

   Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.


PIMCO VIT EMERGING MARKETS BOND

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.



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PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT GLOBAL BOND (UNHEDGED)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT HIGH YIELD

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or , if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT LONG-TERM U.S. GOVERNMENT (ADMINISTRATIVE CLASS)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities").

PIMCO VIT MONEY MARKET

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REALESTATEREALRETURN STRATEGY

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT REAL RETURN

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT STOCKPLUS(R) TOTAL RETURN

   Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT TOTAL RETURN

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER CORE BOND VCT

   The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The Portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio. Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper; and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

PIONEER EQUITY INCOME VCT

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER FUND VCT

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER HIGH YIELD VCT

   The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

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PIONEER INTERNATIONAL VALUE VCT

The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

PIONEER MID CAP VALUE VCT

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

ROYCE CAPITAL FUND

   Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP

   This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

ROYCE CAPITAL FUND--SMALL-CAP

   This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund, which do not permit active trading). This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the
Contract:

RYDEX BASIC MATERIALS

   The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY

   The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX CONSUMER PRODUCTS

   The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX  DYNAMIC DOW

   The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

RYDEX DYNAMIC OTC

   The Dynamic OTC Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

RYDEX DYNAMIC S&P 500

   The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX ELECTRONICS

   The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY

   The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES

   The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX EUROPE ADVANTAGE

   The Europe Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX FINANCIAL SERVICES

   The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX GOVERNMENT LONG BOND ADVANTAGE

   The Government Long Bond Advantage Fund seeks to


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provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

RYDEX HEALTH CARE

   The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX INTERNET

   The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW

   The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE GOVERNMENT LONG BOND

   The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

RYDEX INVERSE MID-CAP

   The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE OTC

   The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX INVERSE RUSSELL 2000

   The Inverse Russell 2000 Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE S&P 500

   The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX JAPAN ADVANTAGE

   The Japan Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH

   The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

RYDEX LARGE CAP VALUE

   The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

RYDEX LEISURE

   The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX MID CAP ADVANTAGE

   The Mid Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MID-CAP GROWTH

   The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

RYDEX MID-CAP VALUE

   The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

RYDEX NOVA

   The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS

   The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE

   The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING

   The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX RUSSELL 2000 ADVANTAGE

   The Russell 2000 Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

--------------------------------------------------------------------------------

RYDEX SECTOR ROTATION

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH

   The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

RYDEX SMALL-CAP VALUE

   The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

RYDEX TECHNOLOGY

   The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS

   The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TRANSPORTATION

   The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX U.S. GOVERNMENT MONEY MARKET

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES

   The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS ADVISORONE AMERIGO

   The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.


THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.


VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN

   The Van Eck Worldwide Absolute ReturnFund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND

   The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS

   The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT OPPORTUNITY

   The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE VT DISCOVERY

   The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

--------------------------------------------------------------------------------

APPENDIX B--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

   The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

MARKET INCREASE EXAMPLE

   The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =                                                                               $150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                              $125,000
Contract Gain =                                                                                $25,000
All Purchase Payments applied to the Contract except Purchase Payments applied                 $125,000
within 12 months prior to the date of death, reduced by all Equivalency
Withdrawals during the life of the Contract =

Eligible Gain = Lesser of $25,000 or $125,000 =                                                $25,000

Base Death Benefit = 50% x Eligible Gain =                                                     $12,500

Optional Death Benefit (paid in addition to the base death benefit) Optional
Coverage Percentage =                                                                             40%
Initial Purchase Payment less Equivalency Withdrawals =                                        $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by Withdrawals is greater than
Contract Value =                                                                                  N/A

Optional Gain = (40% x $100,000) =                                                             $40,000

Optional Death Benefit = 50% x Optional Gain =                                                 $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =                                $32,500

MARKET DECREASE EXAMPLE

   The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit

Contract Value =                                                                               $104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                              $125,000
Contract Gain =                                                                                   $0
All Purchase Payments applied to the Contract except Purchase Payments applied                 $125,000
within 12 months prior to the date of death, reduced by all Equivalency
Withdrawals during the life of the Contract =

Eligible Gain = Lesser of $0 or $125,000 =                                                        $0

Base Death Benefit = 50% x Eligible Gain =                                                        $0

Optional Death Benefit (paid in addition to the base death benefit) Optional
Coverage Percentage =                                                                             40%
Initial Purchase Payment less Equivalency Withdrawals =                                        $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when                 $21,000
the sum of all Purchase Payments reduced by Withdrawals is greater than Contract
Value = $125,000 w $104,000 =

Optional Gain = 40% x $100,000 - $21,000 =                                                     $19,000

Optional Death Benefit = 50% - Optional Gain =                                                 $9,500

Total Death Benefit provided by the rider = $0 + $9,500 =                                      $9,500

--------------------------------------------------------------------------------

APPENDIX C--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

EXAMPLE 1--ASSUME YOU SELECT THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PURCHASE PAYMENT IS $100,000.

o Your Benefit Amount is $100,000, which is your initial Purchase Payment.

o Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2--IF YOU MAKE AN ADDITIONAL PURCHASE PAYMENT OF $50,000, THEN

o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR THAT FOLLOWS THE WAITING PERIOD, THEN

o Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU WITHDRAW $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE WITHDRAWAL, THEN

o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:

o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.

o The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus $50,000/$150,000)]

EXAMPLE 5--IF YOU ELECT TO "STEP-UP" THE BENEFIT AMOUNT AFTER THE FIFTH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

o We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APPENDIX D - CONDENSED FINANCIAL INFORMATION

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account F's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account F's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Subaccount for the periods ended December 31. The table reflects the six different levels of charges.

o Line (a) shows the Contract without any optional benefits which is the minimum charge.
o Line (b) shows the Contract with both the Guaranteed Minimum Income Benefit and 2-year waiting period Guaranteed Minimum Withdrawal Benefit elected which is the maximum charge.


                                   2006        2005        2004        2003         2002        2001       2000        1999     1998
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUND:

BASIC VALUE FUND (INCEPTION DATE MAY 1, 2003)
---------------------------------------------

Beginning AUV             (a)     $14.673     $14.113     $12.913     $10.000     N/A          N/A         N/A         N/A      N/A
                          (b)     $11.647     $11.293     $10.416      $9.931     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $16.342     $14.673     $14.113     $12.913     N/A          N/A         N/A         N/A      N/A
                          (b)     $12.869     $11.647     $11.293     $10.416     N/A          N/A         N/A         N/A      N/A

Ending number of AUs               40,605      56,994      65,035      66,269     N/A          N/A         N/A         N/A      N/A

CORE EQUITY FUND  (INCEPTION DATE MAY 1, 2006)
----------------------------------------------

Beginning AUV             (a)     $10.043     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.043     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $10.861     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.802     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs              183,632     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

FINANCIAL SERVICES FUND (INCEPTION DATE MAY 1, 2001)
----------------------------------------------------

Beginning AUV             (a)     $11.629     $11.135     $10.391      $8.132       $9.691     $10.078     N/A         N/A      N/A
                          (b)     $11.447     $11.048     $10.393      $9.923     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $13.354     $11.629     $11.135     $10.391       $8.132      $9.691     N/A         N/A      N/A
                          (b)     $13.040     $11.447     $11.048     $10.393     N/A          N/A         N/A         N/A      N/A

Ending number of AUs               45,794      59,024      83,787     111,814      237,109     383,711     N/A         N/A      N/A

GLOBAL HEALTH CARE FUND (INCEPTION DATE MAY 1, 2001)
----------------------------------------------------

Beginning AUV             (a)     $10.859     $10.182      $9.599      $7.618      $10.226     $10.050     N/A         N/A      N/A
                          (b)     $11.440     $10.813     $10.276      $9.935     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $11.269     $10.859     $10.182      $9.599       $7.618     $10.226     N/A         N/A      N/A
                          (b)     $11.778     $11.440     $10.813     $10.276     N/A          N/A         N/A         N/A      N/A

Ending number of AUs               86,297     244,079     218,114     138,316      184,300    $370,639     N/A         N/A      N/A

GLOBAL REAL ESTATE FUND (INCEPTION DATE MAY 1, 2001)
----------------------------------------------------

Beginning AUV             (a)     $22.024     $19.551     $14.517     $10.604      $10.110     $10.030     N/A         N/A      N/A
                          (b)     $15.320     $13.708     $10.260     $10.000     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $30.971     $22.024     $19.551     $14.517      $10.604     $10.110     N/A         N/A      N/A
                          (b)     $21.372     $15.320     $13.708     $10.260     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              200,536     230,550     276,420     182,608      183,685      29,984     N/A         N/A      N/A

                                   2006        2005        2004      2003        2002        2001       2000        1999     1998
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUND: (CONTINUED)

HIGH YIELD FUND (INCEPTION DATE MAY 1, 2004)
--------------------------------------------

Beginning AUV             (a)     $10.907     $10.768     $9.966     N/A       N/A         N/A         N/A         N/A       N/A
                          (b)     $10.762     $10.710     $9.965     N/A       N/A         N/A         N/A         N/A       N/A

Ending AUV                (a)     $11.911     $10.907    $10.768     N/A       N/A         N/A         N/A         N/A       N/A
                          (b)     $11.659     $10.762    $10.710     N/A       N/A         N/A         N/A         N/A       N/A

Ending number of AUs              247,974     264,057    300,673     N/A       N/A         N/A         N/A         N/A       N/A

MID CAP CORE EQUITY FUND (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------------

Beginning AUV             (a)     $14.694     $13.891    $12.404      $9.958   N/A         N/A         N/A         N/A       N/A
                          (b)     $11.918     $11.357    $10.223      $9.951   N/A         N/A         N/A         N/A       N/A

Ending AUV                (a)     $16.082     $14.694    $13.891     $12.404   N/A         N/A         N/A         N/A       N/A
                          (b)     $12.940     $11.918    $11.357     $10.223   N/A         N/A         N/A         N/A       N/A

Ending number of AUs               34,422      36,977     44,552       8,698   N/A         N/A         N/A         N/A       N/A

TECHNOLOGY FUND (INCEPTION DATE MAY 1, 2001)
--------------------------------------------

Beginning AUV             (a)      $5.649      $5.607     $5.434      $3.793     $7.236    $10.251     N/A         N/A       N/A
                          (b)     $10.231     $10.236    $10.001      $9.797   N/A         N/A         N/A         N/A       N/A

Ending AUV                (a)      $6.155      $5.649     $5.607      $5.434     $3.793     $7.236     N/A         N/A       N/A
                          (b)     $11.058     $10.231    $10.236     $10.001   N/A         N/A         N/A         N/A       N/A

Ending number of AUs               73,057      74,278    128,473     232,642    146,586     91,714     N/A         N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 9, 1998)
--------------------------------------------------

Beginning AUV             (a)     $13.572     $12.284    $11.808      $8.860    $13.409    $15.421     $18.349     $13.913   $10.000
                          (b)     $11.678     $10.655    $10.324      $9.888   N/A         N/A         N/A         N/A       N/A

Ending AUV                (a)     $14.073     $13.572    $12.284     $11.808     $8.860    $13.409     $15.421     $18.349   $13.913
                          (b)     $12.013     $11.678    $10.655     $10.324   N/A         N/A         N/A         N/A       N/A

Ending number of AUs              882,395   1,161,255  1,346,459   1,548,766  1,962,931  2,886,721   3,085,986   1,954,848   436,443

LEVERAGED ALLCAP PORTFOLIO (INCEPTION DATE FEBRUARY 9, 1998)
------------------------------------------------------------

Beginning AUV             (a)     $16.721     $14.816    $13.888     $10.454    $16.041    $19.351     $26.106     $14.867   $10.000
                          (b)     $12.128     $10.832    $10.235      $9.875   N/A         N/A         N/A         N/A       N/A

Ending AUV                (a)     $19.666     $16.721    $14.816     $13.888    $10.454    $16.041     $19.351     $26.106   $14.867
                          (b)     $14.150     $12.128    $10.832     $10.235   N/A         N/A         N/A         N/A       N/A

Ending number of AUs              790,298     972,578  1,269,712   1,762,328  1,872,540  2,427,539   2,591,609   1,362,969   109,259

MIDCAP GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 9, 1998)
---------------------------------------------------------

Beginning AUV             (a)     $19.542     $18.044    $16.187     $11.107    $15.987    $17.345     $16.110     $12.391   $10.000
                          (b)     $12.025     $11.192    $10.121      $9.867   N/A         N/A         N/A         N/A       N/A

Ending AUV                (a)     $21.225     $19.542    $18.044     $16.187   $11.107     $15.987     $17.345     $16.110   $12.391
                          (b)     $12.957     $12.025    $11.192     $10.121   N/A         N/A         N/A         N/A       N/A

Ending number of AUs              608,220     836,564  1,077,570   1,164,870 1,163,169   2,022,255   2,131,387     604,590   155,496

                                   2006        2005        2004      2003        2002        2001       2000        1999     1998
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: (CONTINUED)

SMALL CAPITALIZATION PORTFOLIO (INCEPTION DATE FEBRUARY 9, 1998)
----------------------------------------------------------------

Beginning AUV             (a)     $10.689      $9.273     $8.068     $5.747     $7.901    $11.368     $15.834     $11.196    $10.000
                          (b)     $13.200     $11.544    $10.124     $9.895   N/A         N/A         N/A         N/A        N/A

Ending AUV                (a)     $12.650     $10.689     $9.273     $8.068     $5.747     $7.901     $11.368     $15.834    $11.196
                          (b)     $15.498     $13.200    $11.544    $10.124   N/A         N/A         N/A         N/A        N/A

Ending number of AUs              506,773     620,451    698,004  1,172,859    806,174  1,749,365   1,011,724     485,731    153,227

------------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUN, INC.:

GROWTH AND INCOME PORTFOLIO (INCEPTION DATE OCTOBER 26, 2001)
-------------------------------------------------------------

Beginning AUV             (a)     $11.719     $11.332    $10.311     $7.891    $10.266    $10.046     N/A         N/A        N/A
                          (b)     $11.710     $11.414    $10.469     $9.951   N/A         N/A         N/A         N/A        N/A

Ending AUV                (a)     $13.554     $11.719    $11.332    $10.311     $7.891    $10.266     N/A         N/A        N/A
                          (b)     $13.436     $11.710    $11.414    $10.469   N/A         N/A         N/A         N/A        N/A

Ending number of AUs               69,812      70,156     92,685    106,648    108,287    145,160     N/A         N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:

VP BALANCED FUND (INCEPTION DATE MAY 1, 2005)
---------------------------------------------

Beginning AUV             (a)     $10.599     $10.042    N/A        N/A       N/A         N/A         N/A         N/A        N/A
                          (b)     $10.542     $10.041    N/A        N/A       N/A         N/A         N/A         N/A        N/A

Ending AUV                (a)     $11.457     $10.599    N/A        N/A       N/A         N/A         N/A         N/A        N/A
                          (b)     $11.306     $10.542    N/A        N/A       N/A         N/A         N/A         N/A        N/A

Ending number of AUs               37,216      22,284    N/A        N/A       N/A         N/A         N/A         N/A        N/A

VP INCOME & GROWTH FUND (INCEPTION DATE FEBRUARY 9, 1998)
---------------------------------------------------------

Beginning AUV             (a)     $13.034     $12.632    $11.337     $8.887    $11.178    $12.370     $14.033     $12.058    $10.000
                          (b)     $11.780     $11.508    $10.412     $9.920   N/A         N/A         N/A         N/A        N/A

Ending AUV                (a)     $15.049     $13.034    $12.632    $11.337     $8.887    $11.178     $12.370     $14.033    $12.058
                          (b)     $13.493     $11.780    $11.508    $10.412   N/A         N/A         N/A         N/A        N/A

Ending number of AUs              484,038     588,066    717,847    727,572    823,864  1,058,516   1,134,425     805,221    351,625

VP INFLATION PROTECTION FUND (INCEPTION DATE MAY 1, 2004)
---------------------------------------------------------

Beginning AUV             (a)     $10.569     $10.553    $10.044    N/A       N/A         N/A         N/A         N/A        N/A
                          (b)     $10.429     $10.497    $10.043    N/A       N/A         N/A         N/A         N/A        N/A

Ending AUV                (a)     $10.587     $10.569    $10.553    N/A       N/A         N/A         N/A         N/A        N/A
                          (b)     $10.363     $10.429    $10.497    N/A       N/A         N/A         N/A         N/A        N/A

Ending number of AUs               12,518      10,688     70,099    N/A       N/A         N/A         N/A         N/A        N/A

VP INTERNATIONAL FUND (INCEPTION DATE FEBRUARY 9, 1998)
-------------------------------------------------------

Beginning AUV             (a)     $12.561     $11.247     $9.925     $8.083    $10.295    $14.741     $17.973     $11.110    $10.000
                          (b)     $12.835     $11.584    $10.304     $9.951   N/A         N/A         N/A         N/A        N/A

Ending AUV                (a)     $15.487     $12.561    $11.247     $9.925     $8.083    $10.295     $14.741     $17.973    $11.110
                          (b)     $15.698     $12.835    $11.584    $10.304   N/A         N/A         N/A         N/A        N/A

Ending number of AUs              414,436     434,589    494,102    518,581    558,672    696,624     744,062     286,551    115,687

                                   2006        2005        2004      2003        2002        2001       2000        1999     1998
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIO, INC.: (CONTINUED)

VP VALUE FUND (INCEPTION DATE FEBRUARY 9, 1998)
-----------------------------------------------

Beginning AUV             (a)     $16.566     $15.994    $14.186    $11.156    $12.947    $11.638      $9.990     $10.217    $10.000
                          (b)     $12.013     $11.691    $10.453     $9.973   N/A         N/A         N/A         N/A        N/A

Ending AUV                (a)     $19.384     $16.566    $15.994    $14.186    $11.156    $12.947     $11.638      $9.990    $10.217
                          (b)     $13.945     $12.013    $11.691    $10.453   N/A         N/A         N/A         N/A        N/A

Ending number of AUs              721,298     966,161  1,217,366  1,251,328  1,564,755  2,796,345   1,695,317     615,221    171,138

------------------------------------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST

DYNAMIC VP HY BOND FUND (INCEPTION DATE MAY 1, 2005)
----------------------------------------------------

Beginning AUV             (a)     $10.431     $10.056    N/A        N/A       N/A         N/A         N/A         N/A        N/A
                          (b)     $10.375     $10.055    N/A        N/A       N/A         N/A         N/A         N/A        N/A

Ending AUV                (a)     $10.925     $10.431    N/A        N/A       N/A         N/A         N/A         N/A        N/A
                          (b)     $10.780     $10.375    N/A        N/A       N/A         N/A         N/A         N/A        N/A

Ending number of AUs                    0           0    N/A        N/A       N/A         N/A         N/A         N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

DREYFUS SMALL CAP STOCK INDEX PORTFOLIO (INCEPTION DATE MAY 1, 2005)
--------------------------------------------------------------------

Beginning AUV             (a)     $11.492     $10.131    N/A        N/A       N/A         N/A         N/A         N/A        N/A
                          (b)     $11.431     $10.130    N/A        N/A       N/A         N/A         N/A         N/A        N/A

Ending AUV                (a)     $12.966     $11.492    N/A        N/A       N/A         N/A         N/A         N/A        N/A
                          (b)     $12.794     $11.431    N/A        N/A       N/A         N/A         N/A         N/A        N/A

Ending number of AUs               13,666       3,654    N/A        N/A       N/A         N/A         N/A         N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INCEPTION DATE FEBRUARY 9, 1998)
Beginning AUV             (a)      $9.813      $9.604     $9.170     $7.380    $10.534    $13.798     $15.727     $12.261    $10.000
                          (b)     $10.760     $10.615    $10.217     $9.888   N/A         N/A         N/A         N/A        N/A

Ending AUV                (a)     $10.568      $9.813     $9.604     $9.170     $7.380    $10.534     $13.798     $15.727    $12.261
                          (b)     $11.495     $10.760    $10.615    $10.217   N/A         N/A         N/A         N/A        N/A

Ending number of AUs              340,885     418,228    558,813    635,129    849,242  1,273,485   1,592,027     931,176    212,780
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND: (INCEPTION DATE FEBRUARY 9, 1998)
Beginning AUV             (a)     $12.187     $11.805    $10.820     $8.548    $11.166    $12.895     $14.414     $12.120    $10.000
                          (b)     $11.514     $11.241    $10.387     $9.923   N/A         N/A         N/A         N/A        N/A

Ending AUV                (a)     $13.881     $12.187    $11.805    $10.820     $8.548    $11.166     $12.890     $14.414    $12.120
                          (b)     $13.009     $11.514    $11.241    $10.387   N/A         N/A         N/A         N/A        N/A

Ending number of AUs            1,816,035   2,298,541  2,781,285  3,275,328  4,388,825  5,567,658   5,186,719   3,732,395  1,229,906

------------------------------------------------------------------------------------------------------------------------------------

                                   2006       2005        2004      2003      2002        2001       2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:

INTERNATIONAL VALUE PORTFOLIO (INCEPTION DATE FEBRUARY 9, 1998)
---------------------------------------------------------------

Beginning AUV             (a)     $14.676    $13.300     $11.238     $8.358     $9.657   $11.285     $11.883     $9.423     $10.000
                          (b)     $13.464    $12.300     $10.477    $10.007      N/A        N/A         N/A        N/A         N/A

Ending AUV                (a)     $17.742    $14.676     $13.300    $11.238     $8.358    $9.657     $11.285    $11.883      $9.423
                          (b)     $16.149    $13.464     $12.300    $10.477      N/A        N/A         N/A        N/A         N/A

Ending number of AUs              525,114    604,260     772,149    648,230    538,242   339,691     176,116     90,423      14,881

------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:

CAPITAL INCOME FUND II (INCEPTION DATE FEBRUARY 9, 1998)
--------------------------------------------------------

Beginning AUV             (a)      $8.843     $8.437      $7.784     $6.542     $8.723   $10.254     $11.420    $11.388     $10.000
                          (b)     $11.545    $11.103     $10.326    $10.012      N/A        N/A         N/A        N/A         N/A

Ending AUV                (a)     $10.085     $8.843      $8.437     $7.784     $6.542    $8.723     $10.254    $11.420     $11.388
                          (b)     $13.061    $11.545     $11.103    $10.326      N/A        N/A         N/A        N/A         N/A

Ending number of AUs              252,262    237,513     312,559    374,551    832,069   688,002     745,679    550,507     227,545

HIGH INCOME BOND FUND II (INCEPTION DATE FEBRUARY 9, 1998)
----------------------------------------------------------

Beginning AUV             (a)     $11.905    $11.760     $10.797     $8.959     $8.963    $8.966      $9.994     $9.906     $10.000
                          (b)     $10.971    $10.924     $10.110    $10.012     N/A        N/A         N/A        N/A         N/A

Ending AUV                (a)     $13.009    $11.905     $11.760    $10.797     $8.959    $8.963      $8.966     $9.994      $9.906
                          (b)     $11.893    $10.971     $10.924    $10.110     N/A        N/A         N/A        N/A         N/A

Ending number of AUs              605,111    651,858     864,621  1,037,874  1,395,433 1,449,264   1,128,938    859,802     449,248

INTERNATIONAL EQUITY FUND II  (INCEPTION DATE FEBRUARY 9, 1998)
---------------------------------------------------------------

Beginning AUV             (a)     $13.292    $12.357     $10.986     $8.449    $11.094   $15.941     $20.889    $11.457     $10.000
                          (b)     $12.334    $11.558     $10.359    $10.000     N/A        N/A         N/A        N/A         N/A

Ending AUV                (a)     $15.583    $13.292     $12.357    $10.986     $8.449   $11.094     $15.941    $20.889     $11.457
                          (b)     $14.346    $12.334     $11.558    $10.359     N/A        N/A         N/A        N/A         N/A

Ending number of AUs              245,246    298,050     291,372    290,064    338,820   365,241     395,720    200,438      49,555

------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES:

GROWTH AND INCOME PORTFOLIO (INCEPTION DATE MARCH 21, 2003)
-----------------------------------------------------------

Beginning AUV             (a)     $14.998    $13.539     $12.266    $10.230     N/A        N/A         N/A        N/A         N/A
                          (b)     $12.456    $11.334     $10.351     $9.912     N/A        N/A         N/A        N/A         N/A

Ending AUV                (a)     $15.982    $14.998     $13.539    $12.266     N/A        N/A         N/A        N/A         N/A
                          (b)     $13.168    $12.456     $11.334    $10.351     N/A        N/A         N/A        N/A         N/A

Ending number of AUs              383,176    466,179     480,785    586,417     N/A        N/A         N/A        N/A         N/A

INTERNATIONAL GROWTH PORTFOLIO (INCEPTION DATE MARCH 21, 2003)
--------------------------------------------------------------

Beginning AUV             (a)     $22.093    $16.934     $14.438    $10.140     N/A        N/A         N/A        N/A         N/A
                          (b)     $15.607    $12.059     $10.364     $9.923     N/A        N/A         N/A        N/A         N/A

Ending AUV                (a)     $32.031    $22.093     $16.934    $14.438     N/A        N/A         N/A        N/A         N/A
                          (b)     $22.448    $15.607     $12.059    $10.364     N/A        N/A         N/A        N/A         N/A

Ending number of AUs              220,033    162,775      58,093     35,516     N/A        N/A         N/A        N/A         N/A

LARGE CAP GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 9, 1998)
------------------------------------------------------------

Beginning AUV             (a)     $11.218    $10.908     $10.584     $8.147    $11.243   $15.150     $17.980    $12.663     $10.000
                          (b)     $10.672    $10.460     $10.231     $9.872      N/A        N/A         N/A        N/A        N/A

Ending AUV                (a)     $12.321    $11.218     $10.908    $10.584     $8.147   $11.243     $15.150    $17.980     $12.663
                          (b)     $11.628    $10.672     $10.460    $10.231      N/A        N/A         N/A         N/A        N/A

Ending number of AUs            1,420,671  1,699,230   2,107,883  2,756,188  3,610,378 5,062,889   5,805,011  3,067,175     424,913

                                   2006       2005        2004      2003      2002        2001       2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES: (CONTINUED)

MID CAP GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 9, 1998)
----------------------------------------------------------

Beginning AUV             (a)     $14.328    $12.937    $10.865     $8.156    $11.477     $19.224     $28.593     $12.864    $10.000
                          (b)     $13.197    $12.011    $10.169     $9.900      N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $16.052    $14.328    $12.937    $10.865     $8.156     $11.477     $19.224     $28.593    $12.864
                          (b)     $14.668    $13.197    $12.011    $10.169      N/A          N/A         N/A         N/A        N/A

Ending number of AUs              944,154  1,155,476  1,556,621  1,756,935  2,388,422   3,413,327   3,583,615   1,540,761    189,516

WORLDWIDE GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 9, 1998)
------------------------------------------------------------

Beginning AUV             (a)     $11.878    $11.378    $11.012     $9.007    $12.260     $16.031     $19.278     $11.887    $10.000
                          (b)     $11.008    $10.629    $10.370     $9.911      N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $13.845    $11.878    $11.378    $11.012     $9.007     $12.260     $16.031     $19.278    $11.887
                          (b)     $12.730    $11.008    $10.629    $10.370      N/A          N/A         N/A         N/A        N/A

Ending number of AUs              941,152  1,193,071  1,576,795  2,083,176  2,753,859   4,204,856   4,714,717   2,253,671    698,806

------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:

EMERGING MARKETS PORTFOLIO (INCEPTION DATE MAY 1, 2004)
-------------------------------------------------------

Beginning AUV             (a)     $17.566    $12.653     $9.816    N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $17.333    $12.585     $9.815    N/A       N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $22.510    $17.566    $12.653    N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $22.035    $17.333    $12.585    N/A       N/A          N/A         N/A         N/A        N/A

Ending number of AUs              148,729    205,991     29,321    N/A       N/A          N/A         N/A         N/A        N/A

INTERNATIONAL EQUITY PORTFOLIO (INCEPTION DATE MAY 1, 2004)
-----------------------------------------------------------

Beginning AUV             (a)     $12.321    $11.292     $9.932    N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $12.158    $11.232     $9.931    N/A       N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $14.888    $12.321    $11.292    N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $14.574    $12.158    $11.232    N/A       N/A          N/A         N/A         N/A        N/A

Ending number of AUs               36,764     16,151      4,467    N/A       N/A          N/A         N/A         N/A        N/A

SMALL CAP PORTFOLIO (INCEPTION DATE FEBRUARY 9, 1998)
-----------------------------------------------------

Beginning AUV             (a)     $17.200    $16.772    $14.805    $10.941    $13.478     $11.522      $9.653      $9.311    $10.000
                          (b)     $11.685    $11.485    $10.220     $9.937   N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $19.687    $17.200    $16.772    $14.805    $10.941     $13.478     $11.522      $9.653     $9.311
                          (b)     $13.268    $11.685    $11.485    $10.220      N/A          N/A         N/A         N/A        N/A

Ending number of AUs              389,832    490,004    627,224    747,427   928,286   1,102,964     817,111     101,384     45,538

US STRATEGIC EQUITY PORTFOLIO (FORMERLY EQUITY PORTFOLIO) (INCEPTION DATE FEBRUARY 9, 1998)
-------------------------------------------------------------------------------------------

Beginning AUV             (a)     $11.915    $11.687    $10.602     $8.670    $10.498     $11.507     $11.679     $10.950    $10.000
                          (b)     $11.444    $11.316    $10.348     $9.925      N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $13.804    $11.915    $11.687    $10.602     $8.670     $10.498     $11.507     $11.679    $10.950
                          (b)     $13.153    $11.444    $11.316    $10.348      N/A          N/A         N/A         N/A        N/A

Ending number of AUs              111,507    130,125    149,355    149,304    141,741     210,370     136,231     134,126     93,997
------------------------------------------------------------------------------------------------------------------------------------




                                   2006       2005        2004      2003      2002        2001       2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME SERIES:

GLOBAL HIGH YIELD BOND PORTFOLIO (INCEPTION DATE MAY 1, 2005)
-------------------------------------------------------------

Beginning AUV             (a)     $10.551    $10.009    N/A        N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $10.495    $10.009    N/A        N/A       N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $11.512    $10.551    N/A        N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $11.360    $10.495    N/A        N/A       N/A          N/A         N/A         N/A        N/A

Ending number of AUs               17,474      9,292    N/A        N/A       N/A          N/A         N/A         N/A        N/A

GOVERNMENT PORTFOLIO (INCEPTION DATE MAY 1, 2005)
-------------------------------------------------

Beginning AUV             (a)     $10.013     $9.999    N/A        N/A       N/A          N/A         N/A         N/A        N/A
                          (b)      $9.959     $9.998    N/A        N/A       N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $10.279    $10.013    N/A        N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $10.143     $9.959    N/A        N/A       N/A          N/A         N/A         N/A        N/A

Ending number of AUs                  820     24,341    N/A        N/A       N/A          N/A         N/A         N/A        N/A

STRATEGIC BOND PORTFOLIO (INCEPTION DATE MAY 1, 2004)
-----------------------------------------------------

Beginning AUV             (a)     $10.724    $10.613     $9.998    N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $10.582    $10.556     $9.998    N/A       N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $11.107    $10.724    $10.613    N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $10.873    $10.582    $10.556    N/A       N/A          N/A         N/A         N/A        N/A

Ending number of AUs              133,003    124,200     10,564    N/A       N/A          N/A         N/A         N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. :

AMERICA'S VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2003)
------------------------------------------------------

Beginning AUV             (a)     $14.358    $14.029    $12.215    $10.000      N/A          N/A         N/A         N/A       N/A
                          (b)     $12.027    $11.846    $10.397     $9.974      N/A          N/A         N/A         N/A       N/A

Ending AUV                (a)     $16.219    $14.358    $14.029    $12.215      N/A          N/A         N/A         N/A       N/A
                          (b)     $13.479    $12.027    $11.846    $10.397      N/A          N/A         N/A         N/A       N/A

Ending number of AUs               70,735     69,772     65,074     10,104      N/A          N/A         N/A         N/A       N/A

GROWTH AND INCOME PORTFOLIO (INCEPTION DATE FEBRUARY 9, 1998)
-------------------------------------------------------------

Beginning AUV             (a)     $15.437    $15.162    $13.649    $10.565    $13.071     $14.211     $12.447     $10.812    $10.000
                          (b)     $11.636    $11.520    $10.454     $9.949      N/A          N/A         N/A         N/A       N/A

Ending AUV                (a)     $17.852    $15.437    $15.162    $13.649    $10.565     $13.071     $14.211     $12.447    $10.812
                          (b)     $13.350    $11.636    $11.520    $10.454      N/A          N/A         N/A         N/A        N/A

Ending number of AUs            1,006,337  1,167,160  1,431,503  1,500,303  1,814,115   1,870,246   1,339,392     759,960    240,000
------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

FASCIANO PORTFOLIO (INCEPTION DATE MAY 1, 2003)
-----------------------------------------------

Beginning AUV             (a)     $14.038    $13.835    $12.541    $10.040      N/A          N/A         N/A         N/A        N/A
                          (b)     $11.216    $11.142    $10.181     $9.917      N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $14.571    $14.038    $13.835    $12.541      N/A          N/A         N/A         N/A        N/A
                          (b)     $11.548    $11.216    $11.142    $10.181      N/A          N/A         N/A         N/A        N/A

Ending number of AUs               14,473     16,079     42,303     14,287      N/A          N/A         N/A         N/A        N/A



                                   2006       2005        2004      2003      2002        2001       2000         1999       1998
------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (CONTINUED)

LEHMAN BROTHERS HIGH INCOME BOND FUND (FORMERLY HIGH INCOME BOND FUND) (INCEPTION DATE MAY 1, 2005)
---------------------------------------------------------------------------------------------------

Beginning AUV             (a)     $10.322     $9.999    N/A        N/A          N/A          N/A         N/A         N/A        N/A
                          (b)     $10.267     $9.998    N/A        N/A          N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $10.939    $10.322    N/A        N/A          N/A          N/A         N/A         N/A        N/A
                          (b)     $10.794    $10.267    N/A        N/A          N/A          N/A         N/A         N/A        N/A

Ending number of AUs                3,886      1,649    N/A        N/A          N/A          N/A         N/A         N/A        N/A

LEHMAN BROTHERS SHORT DURATION BOND PORTFOLIO (FORMERLY LIMITED MATURITY BOND PORTFOLIO) (INCEPTION DATE FEBRUARY 9, 1998)
--------------------------------------------------------------------------------------------------------------------------

Beginning AUV             (a)     $12.058    $12.053    $12.129    $12.009    $11.561     $10.779     $10.236     $10.229    $10.000
                          (b)      $9.805     $9.879    $10.022    $10.015      N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $12.390    $12.058    $12.053    $12.129    $12.009     $11.561     $10.779     $10.236    $10.229
                          (b)      $9.995     $9.805     $9.879    $10.022      N/A          N/A         N/A         N/A        N/A

Ending number of AUs              398,460    538,293    816,255  1,171,862  1,722,407   1,396,612   1,110,999     921,343    308,953

MID CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2001)
-----------------------------------------------------

Beginning AUV             (a)      $9.746     $8.689     $7.577     $5.999     $8.610     $10.076        N/A         N/A        N/A
                          (b)     $12.806    $11.509    $10.116     $9.854      N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $11.023     $9.746     $8.689     $7.577     $5.999      $8.610     N/A         N/A        N/A
                          (b)     $14.369    $12.806    $11.509    $10.116      N/A          N/A         N/A         N/A        N/A

Ending number of AUs              106,382     84,505    112,720     96,639     66,310      44,229     N/A         N/A        N/A

PARTNERS PORTFOLIO (INCEPTION DATE FEBRUARY 9, 1998)
----------------------------------------------------

Beginning AUV             (a)     $13.786    $11.843    $10.095     $7.578    $10.131     $10.573     $10.647     $10.056    $10.000
                          (b)     $13.850    $11.993    $10.305     $9.926      N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $15.259    $13.786    $11.843    $10.095     $7.578     $10.131     $10.573     $10.647    $10.056
                          (b)     $15.208    $13.850    $11.993    $10.305      N/A          N/A         N/A         N/A        N/A

Ending number of AUs              305,358    406,222    358,969    328,535    349,787    $602,382     513,663     524,039    308,591

REGENCY PORTFOLIO (INCEPTION DATE MAY 1, 2003)
----------------------------------------------

Beginning AUV             (a)     $17.368     $15.725     $13.033     $10.010   N/A          N/A         N/A         N/A        N/A
                          (b)     $13.438     $12.264     $10.247      $9.957   N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $19.039     $17.368     $15.725     $13.033   N/A          N/A         N/A         N/A        N/A
                          (b)     $14.614     $13.438     $12.264     $10.247   N/A          N/A         N/A         N/A        N/A

Ending number of AUs              110,282     103,426     130,785      10,795   N/A          N/A         N/A         N/A        N/A

SOCIALLY RESPONSIVE PORTFOLIO (INCEPTION DATE MAY 1, 2004)
----------------------------------------------------------

Beginning AUV             (a)     $11.902     $11.295     $10.015     N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $11.744     $11.234     $10.014     N/A       N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $13.345     $11.902     $11.295     N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $13.063     $11.744     $11.234     N/A       N/A          N/A         N/A         N/A        N/A

Ending number of AUs               13,189      18,777         168     N/A       N/A          N/A         N/A         N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------



                                    2006       2005        2004       2003        2002        2001         2000      1999   1998
------------------------------------------------------------------------------------------------------------------------------------


PIMCO VARIABLE INSURANCE TRUST:

ALL ASSET PORTFOLIO (INCEPTION DATE MAY 1, 2006)
------------------------------------------------

Beginning AUV             (a)      $9.973     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A
                          (b)      $9.972     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A

Ending AUV                (a)     $10.383     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A
                          (b)     $10.327     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A

Ending number of AUs                  240     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A

COMMODITYREALRETURN STRATEGY PORTFOLIO (INCEPTION DATE MAY 1, 2006)
-------------------------------------------------------------------

Beginning AUV             (a)     $10.104     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A
                          (b)     $10.104     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A

Ending AUV                (a)      $9.516     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A
                          (b)      $9.465     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A

Ending number of AUs               12,605     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A

EMERGING MARKETS BOND PORTFOLIO (INCEPTION DATE MAY 1, 2006)
------------------------------------------------------------

Beginning AUV             (a)      $9.978     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A
                          (b)      $9.977     N/A         N/A         N/A         N/A          N/A         N/A        N/A  - N/A

Ending AUV                (a)     $10.733     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A
                          (b)     $10.675     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A

Ending number of AUs                1,851     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A

FOREIGN BOND US DOLLAR-HEDGED PORTFOLIO (INCEPTION DATE MAY 1, 2006)
--------------------------------------------------------------------

Beginning AUV             (a)     $10.009     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A
                          (b)     $10.009     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A

Ending AUV                (a)     $10.234     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A
                          (b)     $10.179     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A

Ending number of AUs                1,457     N/A         N/A         N/A         N/A          N/A         N/A        N/A    N/A

GLOBAL BOND UNHEDGED PORTFOLIO (INCEPTION DATE MAY 1, 2006)
-----------------------------------------------------------

Beginning AUV             (a)     $10.000     N/A         N/A         N/A         N/A          N/A         N/A         N/A   N/A
                          (b)      $9.999     N/A         N/A         N/A         N/A          N/A         N/A         N/A   N/A

Ending AUV                (a)     $10.161     N/A         N/A         N/A         N/A          N/A         N/A         N/A   N/A
                          (b)     $10.107     N/A         N/A         N/A         N/A          N/A         N/A         N/A   N/A

Ending number of AUs                5,127     N/A         N/A         N/A         N/A          N/A         N/A         N/A   N/A

HIGH YIELD PORTFOLIO (INCEPTION DATE MAY 1, 2006)
-------------------------------------------------

Beginning AUV             (a)      $9.989     N/A         N/A         N/A         N/A          N/A         N/A         N/A   N/A
                          (b)      $9.988     N/A         N/A         N/A         N/A          N/A         N/A         N/A   N/A

Ending AUV                (a)     $10.529     N/A         N/A         N/A         N/A          N/A         N/A         N/A   N/A
                          (b)     $10.473     N/A         N/A         N/A         N/A          N/A         N/A         N/A   N/A

Ending number of AUs                7,368     N/A         N/A         N/A         N/A          N/A         N/A         N/A   N/A



                                    2006       2005         2004       2003        2002        2001         2000      1999      1998
----------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)

MONEY MARKET FUND (INCEPTION DATE MAY 1, 2004)
----------------------------------------------

Beginning AUV             (a)     $10.110      $9.976      $9.999     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $9.976      $9.922      $9.998     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $10.430     $10.110      $9.976     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.210      $9.976      $9.922     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs              277,433      93,361      14,206     N/A         N/A          N/A         N/A         N/A      N/A

REAL RETURN FUND (INCEPTION DATE MAY 1, 2003)
---------------------------------------------

Beginning AUV             (a)     $11.370     $11.294     $10.516     $10.035     N/A          N/A         N/A         N/A      N/A
                          (b)     $10.694     $10.707     $10.050     $10.104     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $11.292     $11.370     $11.294     $10.516     N/A          N/A         N/A         N/A      N/A
                          (b)     $10.535     $10.694     $10.707     $10.050     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              171,694     308,677     183,128      89,842     N/A          N/A         N/A         N/A      N/A

REALESTATEREALRETURN STRATEGY FUND (INCEPTION DATE MAY 1, 2006)
---------------------------------------------------------------

Beginning AUV             (a)      $9.823     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $9.822     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $11.853     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.789     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               25,956     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

SHORT TERM FUND (INCEPTION DATE MAY 1, 2004)
--------------------------------------------

Beginning AUV             (a)     $10.120     $10.011     $10.000     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $9.986      $9.957      $9.999     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $10.407     $10.120     $10.011     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.187      $9.986      $9.957     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               46,068      64,777      44,482     N/A         N/A          N/A         N/A         N/A      N/A

STOCKPLUS TOTAL RETURN FUND (INCEPTION DATE MAY 1, 2006)
--------------------------------------------------------

Beginning AUV             (a)      $9.904     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $9.903     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $10.932     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.874     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs                4,399     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

TOTAL RETURN FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV             (a)     $10.566     $10.458     $10.112     $10.010     N/A          N/A         N/A         N/A      N/A
                          (b)     $10.374     $10.351     $10.088     $10.069     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $10.819     $10.566     $10.458     $10.112     N/A          N/A         N/A         N/A      N/A
                          (b)     $10.538     $10.374     $10.351     $10.088     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              339,470     270,182     183,943      79,561     N/A          N/A         N/A         N/A      N/A

------------------------------------------------------------------------------------------------------------------------------------


                                    2006       2005         2004       2003        2002        2001         2000      1999      1998
----------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:

CORE BOND PORTFOLIO (INCEPTION DATE JULY 15, 2005)
--------------------------------------------------

Beginning AUV             (a)      $9.977     $10.000     N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $9.941     $10.000     N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $10.197      $9.977     N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.078      $9.941     N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs                7,482         174     N/A         N/A         N/A          N/A         N/A         N/A      N/A

EQUITY INCOME PORTFOLIO (INCEPTION DATE JANUARY 2, 2001)
--------------------------------------------------------

Beginning AUV             (a)     $10.880     $10.456      $9.138      $7.579    $9.155      $9.867        N/A         N/A      N/A
                          (b)     $12.205     $11.823     $10.416      $9.965     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $13.103     $10.880     $10.456      $9.138    $7.579      $9.155        N/A         N/A      N/A
                          (b)     $14.582     $12.205     $11.823     $10.416     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              428,275     243,314     193,254     196,078   184,748     238,715        N/A         N/A      N/A

FUND PORTFOLIO (INCEPTION DATE JANUARY 2, 2001)
-----------------------------------------------

Beginning AUV             (a)      $9.708      $9.293      $8.490      $6.980    $8.766      $9.835        N/A         N/A      N/A
                          (b)     $11.610     $11.203     $10.324      $9.922     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $11.139      $9.708      $9.293      $8.490    $6.980      $8.766        N/A         N/A      N/A
                          (b)     $13.216     $11.610     $11.203     $10.324     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              248,783     271,784     296,883     169,184   133,260     170,991        N/A         N/A      N/A

HIGH YIELD FUND (INCEPTION DATE MAY 1, 2005)
--------------------------------------------

Beginning AUV             (a)     $10.445     $10.003     N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.389     $10.002     N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $11.149     $10.445     N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.001     $10.389     N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               70,945         118     N/A         N/A         N/A          N/A         N/A         N/A      N/A

INTERNATIONAL VALUE FUND (INCEPTION DATE DECEMBER 15, 2006)
-----------------------------------------------------------

Beginning AUV             (a)      $9.982     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $9.981     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $10.049     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.045     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               40,618     N/A         N/A         N/A         N/A          N/A         N/A         N/A      N/A

MID CAP VALUE BOND FUND (INCEPTION DATE MAY 1, 2005)
----------------------------------------------------

Beginning AUV             (a)     $10.904     $10.057     N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.846     $10.057     N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $12.073     $10.904     N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.913     $10.846     N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               18,510      11,866     N/A         N/A         N/A          N/A         N/A         N/A      N/A

------------------------------------------------------------------------------------------------------------------------------------



                                    2006       2005         2004       2003        2002        2001         2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND:

MICRO-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)
------------------------------------------------

Beginning AUV             (a)     $18.234     $16.567     $14.758     $10.052     N/A          N/A         N/A         N/A      N/A
                          (b)     $12.365     $11.324     $10.169      $9.973     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $21.770     $18.234     $16.567     $14.758     N/A          N/A         N/A         N/A      N/A
                          (b)     $14.646     $12.365     $11.324     $10.169     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              104,528      79,746     105,908      68,522     N/A          N/A         N/A         N/A      N/A

SMALL-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)
------------------------------------------------

Beginning AUV             (a)     $18.373     $17.163     $13.929      $9.982     N/A          N/A         N/A         N/A      N/A
                          (b)     $13.201     $12.429     $10.169      $9.974     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $20.939     $18.373     $17.163     $13.929     N/A          N/A         N/A         N/A      N/A
                          (b)     $14.925     $13.201     $12.429     $10.169     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              196,618     238,910     261,923      60,814     N/A          N/A         N/A         N/A      N/A

------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:

CLS ADVISORONE AMERIGO FUND (INCEPTION DATE MAY 1, 2005)
--------------------------------------------------------

Beginning AUV             (a)     $11.267     $10.041     N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.207     $10.040     N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $12.481     $11.267     N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $12.316     $11.207     N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               12,873         256     N/A         N/A         N/A          N/A         N/A         N/A      N/A

CLS ADVISORONE CLERMONT FUND (INCEPTION DATE MAY 1, 2005)
---------------------------------------------------------

Beginning AUV             (a)     $10.527     $10.027     N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.471     $10.027     N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $11.250     $10.527     N/A         N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.101     $10.471     N/A         N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs                4,089         345     N/A         N/A         N/A          N/A         N/A         N/A      N/A

BANKING FUND (INCEPTION DATE MAY 1, 2004)
-----------------------------------------

Beginning AUV             (a)     $11.100     $11.576     $10.096     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.953     $11.514     $10.095     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $12.177     $11.100     $11.576     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.920     $10.953     $11.514     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               17,365       6,193      10,492     N/A         N/A          N/A         N/A         N/A      N/A

BASIC MATERIALS FUND (INCEPTION DATE MAY 1, 2004)
-------------------------------------------------

Beginning AUV             (a)     $12.688     $12.367      $9.969     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $12.520     $12.301      $9.968     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $15.302     $12.688     $12.367     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $14.979     $12.520     $12.301     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs              126,499      74,254       9,064     N/A         N/A          N/A         N/A         N/A      N/A



                                    2006       2005         2004       2003        2002        2001         2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)

BIOTECHNOLOGY FUND (INCEPTION DATE MAY 1, 2004)
-----------------------------------------------

Beginning AUV             (a)     $10.095      $9.250      $9.795     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $9.960      $9.200      $9.795     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)      $9.624     $10.095      $9.250     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $9.420      $9.960      $9.200     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs                7,977      40,603         356     N/A         N/A          N/A         N/A         N/A      N/A

CONSUMER PRODUCTS FUND (INCEPTION DATE MAY 1, 2004)
---------------------------------------------------

Beginning AUV             (a)     $10.218     $10.403     $10.096     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.082     $10.347     $10.095     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $11.832     $10.218     $10.403     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.582     $10.082     $10.347     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               17,778      17,102       8,494     N/A         N/A          N/A         N/A         N/A      N/A

DYNAMIC DOW FUND (INCEPTION DATE JULY 15, 2004)
-----------------------------------------------

Beginning AUV             (a)     $10.470     $11.037      $9.918     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.351     $10.999      $9.918     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $13.478     $10.470     $11.037     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $13.219     $10.351     $10.999     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               35,617       1,329         633     N/A         N/A          N/A         N/A         N/A      N/A

DYNAMIC OTC FUND (INCEPTION DATE MAY 1, 2004)
---------------------------------------------

Beginning AUV             (a)     $11.581     $12.111      $9.767     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.427     $12.045      $9.766     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $11.975     $11.581     $12.111     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.722     $11.427     $12.045     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               35,798      49,784      34,337     N/A         N/A          N/A         N/A         N/A      N/A

DYNAMIC S&P 500 FUND (INCEPTION DATE MAY 1, 2004)
-------------------------------------------------

Beginning AUV             (a)     $11.784     $11.559     $10.054     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.628     $11.497     $10.053     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $14.375     $11.784     $11.559     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $14.071     $11.628     $11.497     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               30,944      26,045      35,274     N/A         N/A          N/A         N/A         N/A      N/A

ELECTRONICS FUND (INCEPTION DATE MAY 1, 2004)
---------------------------------------------

Beginning AUV             (a)      $9.319      $9.098      $9.740     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $9.195      $9.049      $9.740     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)      $9.418      $9.319      $9.098     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $9.219      $9.195      $9.049     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs                2,270      11,275         112     N/A         N/A          N/A         N/A         N/A      N/A



                                    2006       2005         2004       2003        2002        2001         2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)

ENERGY FUND (INCEPTION DATE MAY 1, 2004)
----------------------------------------

Beginning AUV             (a)     $16.525     $12.095     $10.225     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $16.306     $12.030     $10.224     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $18.239     $16.525     $12.095     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $17.854     $16.306     $12.030     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               89,213     169,389      73,968     N/A         N/A          N/A         N/A         N/A      N/A

ENERGY SERVICES FUND (INCEPTION DATE MAY 1, 2004)
-------------------------------------------------

Beginning AUV             (a)     $17.674     $12.085     $10.174     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $17.440     $12.020     $10.173     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $19.343     $17.674     $12.085     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $18.935     $17.440     $12.020     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs              105,012     222,467      57,377     N/A         N/A          N/A         N/A         N/A      N/A

EUROPE ADVANTAGE FUND (INCEPTION DATE MAY 1, 2004)
--------------------------------------------------

Beginning AUV             (a)     $12.625     $12.038     $10.113     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $12.458     $11.973     $10.112     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $16.124     $12.625     $12.038     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $15.784     $12.458     $11.973     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               66,691      19,085      67,030     N/A         N/A          N/A         N/A         N/A      N/A

FINANCIAL SERVICES FUND (INCEPTION DATE MAY 1, 2004)
----------------------------------------------------

Beginning AUV             (a)     $11.692     $11.469     $10.048     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.537     $11.408     $10.047     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $13.460     $11.692     $11.469     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $13.175     $11.537     $11.408     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               31,424      15,760       2,412     N/A         N/A          N/A         N/A         N/A      N/A

GOVERNMENT LONG BOND ADVANTAGE FUND (INCEPTION DATE MAY 1, 2003)
----------------------------------------------------------------

Beginning AUV             (a)     $10.979     $10.336      $9.668      $9.985     N/A          N/A         N/A         N/A      N/A
                          (b)     $11.381     $10.800     $10.183     $10.221     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $10.487     $10.979     $10.336      $9.668     N/A          N/A         N/A         N/A      N/A
                          (b)     $10.784     $11.381     $10.800     $10.183     N/A          N/A         N/A         N/A      N/A

Ending number of AUs               57,847      43,185      26,850      11,043     N/A          N/A         N/A         N/A      N/A

HEALTH CARE FUND (INCEPTION DATE MAY 1, 2004)
---------------------------------------------

Beginning AUV             (a)     $10.975     $10.059     $10.065     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.829     $10.005     $10.065     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $11.376     $10.975     $10.059     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.136     $10.829     $10.005     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               71,955      85,890      20,743     N/A         N/A          N/A         N/A         N/A      N/A



                                    2006       2005         2004       2003        2002        2001         2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)

INTERNET FUND (INCEPTION DATE MAY 1, 2004)
------------------------------------------

Beginning AUV             (a)     $10.882     $11.189      $9.793     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.737     $11.129      $9.792     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $11.772     $10.882     $11.189     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.523     $10.737     $11.129     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs                3,427      11,733         299     N/A         N/A          N/A         N/A         N/A      N/A

INVERSE DYNAMIC DOW FUND (INCEPTION DATE JULY 15, 2004)
-------------------------------------------------------

Beginning AUV             (a)      $8.729      $8.710     $10.077     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $8.630      $8.680     $10.077     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)      $6.734      $8.729      $8.710     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $6.605      $8.630      $8.680     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               40,430       1,890           0     N/A         N/A          N/A         N/A         N/A      N/A

INVERSE GOVERNMENT LONG BOND FUND (INCEPTION DATE MAY 1, 2003)
--------------------------------------------------------------

Beginning AUV             (a)      $8.096      $8.664      $9.835     $10.000     N/A          N/A         N/A         N/A      N/A
                          (b)      $7.912      $8.535      $9.767      $9.787     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)      $8.631      $8.096      $8.664      $9.835     N/A          N/A         N/A         N/A      N/A
                          (b)      $8.368      $7.912      $8.535      $9.767     N/A          N/A         N/A         N/A      N/A

Ending number of AUs               12,069      99,602     162,835      21,748     N/A          N/A         N/A         N/A      N/A

INVERSE MID CAP FUND (INCEPTION DATE JULY 15, 2004)
---------------------------------------------------

Beginning AUV             (a)      $7.917      $8.742      $9.942     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $7.827      $8.712      $9.942     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)      $7.509      $7.917      $8.742     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $7.364      $7.827      $8.712     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs                5,231           0           0     N/A         N/A          N/A         N/A         N/A      N/A

INVERSE OTC FUND (INCEPTION DATE MAY 1, 2004)
---------------------------------------------

Beginning AUV             (a)      $8.622      $8.634     $10.109     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $8.508      $8.587     $10.108     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)      $8.383      $8.622      $8.634     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $8.206      $8.508      $8.587     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               86,702      12,230       1,215     N/A         N/A          N/A         N/A         N/A      N/A

INVERSE RUSSELL 2000 FUND (INCEPTION DATE JULY 15, 2004)
--------------------------------------------------------

Beginning AUV             (a)      $8.086      $8.458      $9.964     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $7.994      $8.428      $9.964     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)      $7.020      $8.086      $8.458     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)      $6.885      $7.994      $8.428     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               87,419      74,708           0     N/A         N/A          N/A         N/A         N/A      N/A



                                    2006       2005         2004       2003        2002        2001         2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)

INVERSE S&P 500 FUND (INCEPTION DATE MAY 1, 2003)
-------------------------------------------------

Beginning AUV             (a)      $6.948      $7.100      $8.019      $9.985     N/A          N/A         N/A         N/A      N/A
                          (b)      $8.200      $8.447      $9.618     $10.066     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)      $6.337      $6.948      $7.100      $8.019     N/A          N/A         N/A         N/A      N/A
                          (b)      $7.420      $8.200      $8.447      $9.618     N/A          N/A         N/A         N/A      N/A

Ending number of AUs                2,410       3,763       3,431      61,647     N/A          N/A         N/A         N/A      N/A

JAPAN ADVANTAGE FUND (INCEPTION DATE MAY 1, 2004)
-------------------------------------------------

Beginning AUV             (a)     $12.246     $10.318      $9.875     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $12.083     $10.263      $9.874     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $12.696     $12.246     $10.318     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $12.428     $12.083     $10.263     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               37,818      70,597       4,354     N/A         N/A          N/A         N/A         N/A      N/A

LARGE CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
----------------------------------------------------

Beginning AUV             (a)     $10.527     $10.489      $9.955     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.407     $10.453      $9.955     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $10.942     $10.527     $10.489     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.731     $10.407     $10.453     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               24,623      14,207      11,058     N/A         N/A          N/A         N/A         N/A      N/A

LARGE CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
---------------------------------------------------

Beginning AUV             (a)     $11.473     $11.167      $9.964     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.343     $11.128      $9.964     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $13.313     $11.473     $11.167     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $13.057     $11.343     $11.128     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs              117,923      21,785       9,297     N/A         N/A          N/A         N/A         N/A      N/A

LEISURE FUND (INCEPTION DATE MAY 1, 2004)
-----------------------------------------

Beginning AUV             (a)     $10.794     $11.507     $10.021     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.651     $11.445     $10.020     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $13.143     $10.794     $11.507     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $12.866     $10.651     $11.445     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               68,784      89,779      27,527     N/A         N/A          N/A         N/A         N/A      N/A

MID CAP ADVANTAGE FUND (INCEPTION DATE MAY 1, 2003)
---------------------------------------------------

Beginning AUV             (a)     $20.086     $17.856     $14.826     $10.000     N/A          N/A         N/A         N/A      N/A
                          (b)     $13.601     $12.188     $10.201      $9.867     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $21.880     $20.086     $17.856     $14.826     N/A          N/A         N/A         N/A      N/A
                          (b)     $14.698     $13.601     $12.188     $10.201     N/A          N/A         N/A         N/A      N/A

Ending number of AUs               29,335      35,542      29,419      12,101     N/A          N/A         N/A         N/A      N/A



                                    2006       2005         2004       2003        2002        2001         2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)

MID CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
--------------------------------------------------

Beginning AUV             (a)     $12.157     $11.060     $10.057     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $12.019     $11.022     $10.057     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $12.364     $12.157     $11.060     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $12.126     $12.019     $11.022     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs                5,638      59,549         611     N/A         N/A          N/A         N/A         N/A      N/A

MID CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
-------------------------------------------------

Beginning AUV             (a)     $12.091     $11.319     $10.040     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.953     $11.280     $10.040     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $13.959     $12.091     $11.319     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $13.691     $11.953     $11.280     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs              136,939      28,701         132     N/A         N/A          N/A         N/A         N/A      N/A

NOVA PORTFOLIO (INCEPTION DATE MAY 1, 2000)
-------------------------------------------

Beginning AUV             (a)     $11.498     $11.214      $9.922      $7.229      $11.405     $15.135     $18.407     N/A      N/A
                          (b)     $12.001     $11.800     $10.524      $9.868     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $13.523     $11.498     $11.214      $9.922       $7.229     $11.405     $15.135     N/A      N/A
                          (b)     $14.004     $12.001     $11.800     $10.524     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              136,206     163,350     222,949     455,889      207,796     670,461     232,757     N/A      N/A

OTC PORTFOLIO (INCEPTION DATE MAY 1, 2000)
------------------------------------------

Beginning AUV             (a)     $14.039     $14.079     $13.058      $9.106      $15.102     $23.627     $39.086     N/A      N/A
                          (b)     $10.801     $10.919     $10.209      $9.821     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $14.643     $14.039     $14.079     $13.058       $9.106     $15.102     $23.627     N/A      N/A
                          (b)     $11.177     $10.801     $10.919     $10.209     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              161,651     210,467     392,359     767,221      723,183     555,922     413,615     N/A      N/A

PRECIOUS METALS FUND (INCEPTION DATE MAY 1, 2004)
-------------------------------------------------

Beginning AUV             (a)     $13.658     $11.457      $9.998     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $13.476     $11.395      $9.998     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $16.354     $13.658     $11.457     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $16.009     $13.476     $11.395     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               71,715      79,884       5,720     N/A         N/A          N/A         N/A         N/A      N/A

REAL ESTATE FUND (INCEPTION DATE MAY 1, 2004)
---------------------------------------------

Beginning AUV             (a)     $14.129     $13.372     $10.091     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $13.942     $13.300     $10.091     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $18.215     $14.129     $13.372     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $17.830     $13.942     $13.300     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               29,934      23,403      21,166     N/A         N/A          N/A         N/A         N/A      N/A



                                    2006       2005         2004       2003        2002        2001         2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)

RETAILING FUND (INCEPTION DATE MAY 1, 2004)
-------------------------------------------

Beginning AUV             (a)     $11.093     $10.665      $9.991     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.946     $10.607      $9.990     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $12.041     $11.093     $10.665     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.787     $10.946     $10.607     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs                2,645       4,921         246     N/A         N/A          N/A         N/A         N/A      N/A

RUSSELL 2000 ADVANTAGE FUND (INCEPTION DATE MAY 1, 2003)
--------------------------------------------------------

Beginning AUV             (a)     $20.012     $19.529     $15.818     $10.014     N/A          N/A         N/A         N/A      N/A
                          (b)     $12.873     $12.662     $10.339      $9.849     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $23.849     $20.012     $19.529     $15.818     N/A          N/A         N/A         N/A      N/A
                          (b)     $15.219     $12.873     $12.662     $10.339     N/A          N/A         N/A         N/A      N/A

Ending number of AUs               34,199      24,454      70,155      60,265     N/A          N/A         N/A         N/A      N/A

SECTOR ROTATION FUND (INCEPTION DATE MAY 1, 2003)
-------------------------------------------------

Beginning AUV             (a)     $15.300     $13.644     $12.498     $10.024     N/A          N/A         N/A         N/A      N/A
                          (b)     $12.284     $11.042     $10.196      $9.858     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $16.806     $15.300     $13.644     $12.498     N/A          N/A         N/A         N/A      N/A
                          (b)     $13.386     $12.284     $11.042     $10.196     N/A          N/A         N/A         N/A      N/A

Ending number of AUs               17,154      33,489      32,576      18,192     N/A          N/A         N/A         N/A      N/A

SMALL CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
----------------------------------------------------

Beginning AUV             (a)     $12.075     $11.530     $10.056     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.937     $11.490     $10.056     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $12.828     $12.075     $11.530     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $12.581     $11.937     $11.490     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               47,772      13,377       1,316     N/A         N/A          N/A         N/A         N/A      N/A

SMALL CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
---------------------------------------------------

Beginning AUV             (a)     $11.750     $11.497     $10.043     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $11.616     $11.457     $10.043     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $13.812     $11.750     $11.497     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $13.547     $11.616     $11.457     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               52,117       2,606       4,564     N/A         N/A          N/A         N/A         N/A      N/A

TECHNOLOGY FUND (INCEPTION DATE MAY 1, 2004)
--------------------------------------------

Beginning AUV             (a)     $10.639     $10.463      $9.844     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.498     $10.407      $9.843     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $11.109     $10.639     $10.463     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.875     $10.498     $10.407     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               12,329       7,830       1,788     N/A         N/A          N/A         N/A         N/A      N/A



                                    2006       2005         2004       2003        2002        2001         2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)

TELECOMMUNICATIONS FUND (INCEPTION DATE MAY 1, 2004)
----------------------------------------------------

Beginning AUV             (a)     $10.803     $10.829      $9.887     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $10.660     $10.771      $9.886     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $12.732     $10.803     $10.829     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $12.463     $10.660     $10.771     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               59,946      11,249       1,674     N/A         N/A          N/A         N/A         N/A      N/A

TRANSPORTATION FUND (INCEPTION DATE MAY 1, 2004)
------------------------------------------------
Beginning AUV             (a)     $13.437     $12.561     $10.022     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $13.259     $12.493     $10.021     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $14.229     $13.437     $12.561     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $13.929     $13.259     $12.493     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               60,372      26,505      31,107     N/A         N/A          N/A         N/A         N/A      N/A

U.S. GOVERNMENT MONEY MARKET PORTFOLIO (INCEPTION DATE MAY 1, 2001)
-------------------------------------------------------------------

Beginning AUV             (a)      $9.754      $9.696      $9.810      $9.947      $10.040     $10.000     N/A         N/A      N/A
                          (b)      $9.769      $9.789      $9.984     $10.000     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)      $9.987      $9.754      $9.696      $9.810       $9.947     $10.040     N/A         N/A      N/A
                          (b)      $9.923      $9.769      $9.789      $9.984     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              577,681     415,012     498,567     366,985      234,900      17,309     N/A         N/A      N/A

UTILITIES FUND (INCEPTION DATE MAY 1, 2004)
-------------------------------------------

Beginning AUV             (a)     $12.570     $11.529     $10.058     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $12.403     $11.467     $10.057     N/A         N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $14.994     $12.570     $11.529     N/A         N/A          N/A         N/A         N/A      N/A
                          (b)     $14.678     $12.403     $11.467     N/A         N/A          N/A         N/A         N/A      N/A

Ending number of AUs               78,266     141,063     196,058     N/A         N/A          N/A         N/A         N/A      N/A

------------------------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.:
COMMUNICATIONS AND INFORMATION PORTFOLIO (INCEPTION DATE MAY 1, 2000)
---------------------------------------------------------------------

Beginning AUV             (a)      $5.945      $5.606      $5.129      $3.610       $5.742      $5.542     $10.000     N/A      N/A
                          (b)     $11.590     $11.018     $10.160      $9.867     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)      $7.153      $5.945      $5.606      $5.129       $3.610      $5.742      $5.542     N/A      N/A
                          (b)     $13.834     $11.590     $11.018     $10.160     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              370,591     411,478     485,765     555,977      638,056   1,390,581     575,117     N/A      N/A

GLOBAL TECHNOLOGY PORTFOLIO (INCEPTION DATE MAY 1, 2000)
--------------------------------------------------------

Beginning AUV             (a)      $5.077      $4.769      $4.658      $3.472       $5.162      $6.730     $10.000     N/A      N/A
                          (b)     $10.753     $10.183     $10.026      $9.857     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)      $5.893      $5.077      $4.769      $4.658       $3.472      $5.162      $6.730     N/A      N/A
                          (b)     $12.382     $10.753     $10.183     $10.026     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              200,436     216,383     263,270     297,746      298,851     411,919     376,055     N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------



                                    2006       2005         2004       2003        2002        2001         2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:

VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2003)
--------------------------------------------

Beginning AUV             (a)     $18.368     $16.249     $13.744     $10.000     N/A          N/A         N/A         N/A      N/A
                          (b)     $13.471     $12.013     $10.243      $9.911     N/A          N/A         N/A         N/A      N/A

Ending AUV                (a)     $20.971     $18.368     $16.249     $13.744     N/A          N/A         N/A         N/A      N/A
                          (b)     $15.259     $13.471     $12.013     $10.243     N/A          N/A         N/A         N/A      N/A

Ending number of AUs              221,354     196,201     182,544      55,041     N/A          N/A         N/A         N/A      N/A

------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:

WORLDWIDE ABSOLUTE RETURN  FUND (INCEPTION DATE MAY 1, 2003)
------------------------------------------------------------

Beginning AUV             (a)      $9.643     $9.759     $9.926    $10.000   N/A          N/A         N/A         N/A        N/A
                          (b)      $9.507     $9.698     $9.944    $10.009   N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $10.332     $9.643     $9.759     $9.926   N/A          N/A         N/A         N/A        N/A
                          (b)     $10.106     $9.507     $9.698     $9.944   N/A          N/A         N/A         N/A        N/A

Ending number of AUs               80,848     17,597      9,900     19,726   N/A          N/A         N/A         N/A        N/A

WORLDWIDE BOND FUND (INCEPTION DATE FEBRUARY 9, 1998)
-----------------------------------------------------

Beginning AUV             (a)     $13.537    $14.156    $13.153    $11.288     $9.409     $10.057     $10.011     $11.014    $10.000
                          (b)     $10.434    $10.998    $10.301    $10.077   N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $14.214    $13.537    $14.156    $13.153    $11.288      $9.409     $10.057     $10.011    $11.014
                          (b)     $10.869    $10.434    $10.998    $10.301   N/A          N/A         N/A         N/A        N/A

Ending number of AUs              179,799    240,241    252,396    295,404    489,285     151,761     143,770      85,090     31,389

WORLDWIDE EMERGING MARKETS FUND (INCEPTION DATE FEBRUARY 9, 1998)
-----------------------------------------------------------------

Beginning AUV             (a)     $17.365    $13.341    $10.747     $7.068     $7.382      $7.625     $13.301      $6.734    $10.000
                          (b)     $16.803    $13.012    $10.567     $9.930   N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $23.887    $17.365    $13.341    $10.747     $7.068      $7.382      $7.625     $13.301     $6.734
                          (b)     $22.931    $16.803    $13.012    $10.567   N/A          N/A         N/A         N/A        N/A

Ending number of AUs              471,765    530,818  6,378,569    592,565    634,186     625,532     572,481     211,063     36,153

WORLDWIDE HARD ASSETS FUND (INCEPTION DATE FEBRUARY 9, 1998)
------------------------------------------------------------

Beginning AUV             (a)     $20.474    $13.689    $11.197     $7.827     $8.170      $9.253      $8.423      $7.059    $10.000
                          (b)     $18.961    $12.778    $10.536    $10.092   N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $25.135    $20.474    $13.689    $11.197     $7.827      $8.170      $9.253      $8.423     $7.059
                          (b)     $23.093    $18.961    $12.778    $10.536   N/A          N/A         N/A         N/A        N/A

Ending number of AUs              125,615    188,399    150,362    209,502    245,200     105,631      74,260      67,746     12,476

WORLDWIDE REAL ESTATE FUND (INCEPTION DATE FEBRUARY 9, 1998)
------------------------------------------------------------

Beginning AUV             (a)     $20.322    $17.030    $12.679     $9.560    $10.150      $9.772      $8.351      $8.643    $10.000
                          (b)     $16.289    $13.760    $10.327     $9.992   N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $26.236    $20.322    $17.030    $12.679     $9.560     $10.150      $9.772      $8.351     $8.643
                          (b)     $20.863    $16.289    $13.760    $10.327   N/A          N/A         N/A         N/A        N/A

Ending number of AUs              103,295    117,845    208,523    176,654    237,506     489,570     172,761      34,645     25,254

------------------------------------------------------------------------------------------------------------------------------------



                                    2006       2005         2004     2003      2002        2001         2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:

DISCOVERY FUND (INCEPTION DATE APRIL 8, 2005)
---------------------------------------------

Beginning AUV             (a)     $11.355     $9.904    N/A        N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $11.289     $9.903    N/A        N/A       N/A          N/A         N/A         N/A        N/A

Ending AUV                (a)     $12.838    $11.355    N/A        N/A       N/A          N/A         N/A         N/A        N/A
                          (b)     $12.661    $11.289    N/A        N/A       N/A          N/A         N/A         N/A        N/A

Ending number of AUs              599,550    720,300    N/A        N/A        N/A          N/A         N/A         N/A        N/A

OPPORTUNITY FUND (INCEPTION DATE FEBRUARY 9, 1998):
---------------------------------------------------

Beginning AUV             (a)     $17.478    $16.428    $14.093    $10.431     $14.455     $15.224    $14.482     $10.886    $10.000
                          (b)     $12.544    $11.885    $10.277     $9.935    N/A          N/A        N/A         N/A        N/A

Ending AUV                (a)     $19.341    $17.478    $16.428    $14.093     $10.431     $14.455    $15.224     $14.482    $10.886
                          (b)     $13.771    $12.544    $11.885    $10.277    N/A          N/A        N/A         N/A        N/A

Ending number of AUs              460,556    579,179    727,052    801,201   1,131,578   1,226,587    918,337     489,674    181,752

------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy       01/2007

We take your privacy seriously. This notice describes how we treat data about our customers. We DO NOT SELL our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

   o  The Medical Information Bureau

   o  Consumer Reporting Agencies

   o  Service Providers who conduct marketing services on our behalf

   o  Motor Vehicle Bureaus

   o  Other Data Providers

Data we collect may include:

   o  Name, address, e-mail address, phone number

   o  Social Security Number

   o  Demographic Data

   o Health data (for life insurance buyers) or other data about illness, disability or injury

   o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

   o  Insurance companies, agents, reinsurers

   o  Group policyholders for purpose of reporting claims experience

   o  Medical Laboratories and Prescription or Pharmacy Database Managers

   o  Medical Information and Motor Vehicle Bureaus or similar institutions

   o  A court or governmental agency when there is a lawful request

   o  Law enforcement officials to prevent criminal activity and/or fraud

   o  Service providers that perform marketing services for us

   o  Service providers that perform administrative services for us

   o  Joint Marketing Partners

   o  Unaffiliated Fund Families

   o  Unaffiliated Third Parties

We do not share your health data with anyone without your written consent.

We use your health data to:

   o  Underwrite policies

   o  Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 CORPORATE CAMPUS DRIVE, SUITE 1000
                              LOUISVILLE, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information

   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account F

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution

   Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ADVTG-F-SAI-0507) dated May 1, 2007 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account F fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________
                                   Sincerely,

________________________________________________________________________________
                                  (Signature)

--------------------------------------------------------------------------------


                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233





(c) 2007, Jefferson National Life Insurance Company        JNL-ADVTG-PROS-F-0507

                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2007

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account F (the "Separate Account"), dated May 1, 2007. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-7

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-9

FINANCIAL STATEMENTS                                                         B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation, and an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F:

Jefferson National Life Annuity Account F, also referred to as the "Separate Account", was established on September 26, 1997 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999 the Separate Account was known as Great American Reserve Variable Annuity Account F. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).



ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account F, dated May 1, 2007.



                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY







                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                              JEFFERSON NATIONAL LIFE
                                                    INSURANCE COMPANY











================================================================================
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                                    CONTENTS

============================================================================================

INDEPENDENT AUDITORS' REPORT                                                            3-4
STATUTORY BASIS FINANCIAL STATEMENTS:
   Statements of admitted assets, liabilities and capital and surplus                     5
   Statements of operations                                                               6
   Statements of changes in capital and surplus                                           7
   Statements of cash flows                                                               8
   Notes to statutory basis financial statements                                       9-42

INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL                                    43

SUPPLEMENTAL MATERIAL:
   Selected financial data                                                            44-45
   Summary investment schedule
   Investment risk interrogatories

[BDO LOGO] BDO SELDMAN, LLP                       330 Madison Ave
           Accountants and Consultants            New York, New York 10017-5001
                                                  Telephone: 212 885-8000
                                                  Fax: 212 697-1299



INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005 or the results of its operations or its cash flows for the years then ended.

[BDO LOGO] BDO SELDMAN, LLP
           Accountants and Consultants




However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.



/s/ BDO Seidman, LLP


Certified Public Accountants


New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                      2006             2005
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
   Bonds                                                      $   450,090      $   505,107
   Preferred stock                                                 30,173           25,735
   Common stock                                                        92               68
   Mortgage loans on real estate                                    2,014                -
   Policyholder loans                                              18,371           19,369
   Cash and short-term investments                                  9,549            6,375
-------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                                  510,289          556,654
Accrued investment income                                           8,729            6,284
Deferred taxes                                                      2,353            2,230
Amounts recoverable on reinsurance ceded                            7,014            1,380
Receivable on securities lending collateral                         6,221           18,650
Other admitted assets                                                 499            6,709
Separate account assets                                         1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                                   $ 1,675,872      $ 1,642,571
===========================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                               $   489,191      $   537,133
   Claim reserves                                                     590            1,448
   Accounts payable and accrued expenses                              288              677
   Payable on reinsurance                                           3,334                -
   Due to parent and affiliates                                     2,438            3,371
   Asset valuation reserve                                          5,090            4,923
   Interest maintenance reserve                                     1,898            3,968
   Transfers from separate accounts                               (19,032)         (25,050)
   Federal income tax payable                                           -              115
   Securities lending liability                                     6,221           18,650
   Other liabilities                                                4,023            6,186
   Separate account liabilities                                 1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                         1,634,808        1,602,085
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
      authorized, 1,043,565 shares issued and outstanding           5,009            5,009
   Paid-in surplus                                                 23,991           16,490
   Unassigned surplus                                               8,004           10,355
   Special surplus funds                                            4,060            8,632
-------------------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                                    41,064           40,486
-------------------------------------------------------------------------------------------
                                                              $ 1,675,872      $ 1,642,571
===========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                    2006          2005
--------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other considerations            $ 148,580     $ 106,438
   Net investment income                                   27,193        28,340
   Reserve adjustment on reinsurance ceded                (14,413)      (11,402)
   Commission and expense allowances on
      reinsurance ceded                                    10,863        12,860
   Amortization of interest maintenance reserve             1,168         1,815
   Fee income                                              12,791        12,821
   Other revenues                                           5,934         5,887
--------------------------------------------------------------------------------
      TOTAL REVENUES                                      192,116       156,759
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Death and disability benefits                             (544)          753
   Annuity and surrender benefits                         230,938       181,869
   Decrease in policy and contract reserves               (45,120)       (4,572)
   Other benefits                                           5,694         5,939
   Commissions                                              9,089        10,985
   General and administrative expenses                     21,009        20,701
   Taxes, licenses and fees                                 1,043          (852)
   Net transfers from separate accounts                   (27,466)      (56,485)
   Other expenses                                            (227)          427
--------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                         194,416       158,765
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE FEDERAL INCOME
         TAX BENEFITS AND NET REALIZED CAPITAL GAINS
         (LOSSES)                                          (2,300)       (2,006)
FEDERAL INCOME TAX BENEFITS                                  (114)         (704)
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE NET REALIZED
         CAPITAL GAINS (LOSSES)                            (2,186)       (1,302)
NET REALIZED CAPITAL GAINS (LOSSES), NET OF TRANSFERS
   TO IMR                                                    (879)          354
--------------------------------------------------------------------------------
NET LOSS                                                $  (3,065)    $    (948)
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                            2006          2005
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                          $ 40,486      $ 51,821
----------------------------------------------------------------------------------------
Adjustments to surplus:
   Net loss                                                       (3,065)         (948)
   Change in net unrealized capital gains (losses)                    59           (15)
   Change in deferred income tax                                   3,759         5,773
   Change in nonadmitted assets                                   (2,936)       (7,638)
   Change in asset valuation reserve                                (167)         (878)
   Paid-in surplus                                                 7,500             -
   Change in surplus as a result of reinsurance, net of tax       (4,572)       (7,629)
----------------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                                     578       (11,335)
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                                $ 41,064      $ 40,486
========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                              2006           2005
--------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Premiums collected net of reinsurance                          $ 151,871       $ 104,384
   Net investment income                                             26,532          29,332
   Miscellaneous income                                              23,530          24,324
--------------------------------------------------------------------------------------------
         TOTAL INCOME RECEIVED                                      201,933         158,040
--------------------------------------------------------------------------------------------
   Benefit and loss related payments                                247,602         259,437
   Net transfers to separate accounts                               (33,483)        (62,606)
   Commissions, expenses paid and aggregate write-ins for
      deductions                                                     33,230          36,956
   Federal and foreign income taxes received                             (9)           (704)
--------------------------------------------------------------------------------------------
         TOTAL OPERATING EXPENSES PAID                              247,340         233,083
--------------------------------------------------------------------------------------------
         NET CASH USED IN OPERATING ACTIVITIES                      (45,407)        (75,043)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from investments sold, matured or repaid:
      Bonds and stocks                                              188,854         264,419
      Mortgage loans                                                      2               -
      Miscellaneous proceeds                                              -              95
--------------------------------------------------------------------------------------------
         TOTAL INVESTMENT PROCEEDS                                  188,856         264,514
--------------------------------------------------------------------------------------------
   Cost of investments acquired:
      Bonds and stocks                                             (141,804)       (368,173)
      Mortgage loans                                                 (2,016)              -
      Miscellaneous investments                                      (3,540)              -
--------------------------------------------------------------------------------------------
         TOTAL COST OF INVESTMENTS ACQUIRED                        (147,360)       (368,173)
--------------------------------------------------------------------------------------------
   Net decrease in policy loans                                         968           2,959
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         42,464        (100,700)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS
   SOURCES:
      Net deposit-type contract fund and other liabilities           (2,821)         (2,602)
      Paid-in surplus                                                 7,500               -
      Other cash applied                                              1,438           1,874
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) FINANCING
            ACTIVITIES AND MISCELLANEOUS SOURCES                      6,117            (728)
--------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                         3,174        (176,471)
CASH AND SHORT-TERM INVESTMENTS:
   Beginning of year                                                  6,375         182,846
--------------------------------------------------------------------------------------------
   End of year                                                    $   9,549       $   6,375
============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

 1.   ORGANIZATION      Jefferson National Life Insurance Company (the "Company"
                        or "JNL"),  is a life insurance  company founded in 1937
                        and domiciled in the State of Texas. The Company markets
                        primarily  variable  annuities and, in 2005,  launched a
                        revolutionary flat insurance fee variable annuity called
                        Monument Advisor.  In 2005 the Company also offered term
                        life insurance products. In December 2005, Inviva, Inc.,
                        the Company's  ultimate Parent,  changed its strategy to
                        focus  entirely on its annuity  business.  As such,  the
                        Company's  in-force life insurance business was marketed
                        for a bulk  reinsurance  transaction,  and a  definitive
                        agreement   with  Wilton  Re.,  a  leading   U.S.   life
                        reinsurer, was executed. This agreement was approved and
                        completed  in  the  third  quarter  of  2006,   with  an
                        effective  date of  January  1,  2006.

                        The Company is licensed in all states and the District of Columbia except New York. Approximately 16%, 9% and 8% of premiums collected during 2006 were on policies issued in Texas, California and Florida, respectively. Approximately 23%, 19% and 9% of premiums collected during 2005 were on policies issued in California, Texas and Florida, respectively. No other state comprised greater than 5% of premiums collected in 2006 and 2005.

                        In 2002, the Company was acquired by JNF Holding Company, Inc. ("JNF"), a wholly-owned subsidiary of Inviva, a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As of June 30, 2006, all outstanding shares of the Company were owned by JNF. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF, all of the outstanding common stock of the Company was transferred from JNF to a new holding company, Jefferson National Financial Corp. ("JN Financial") and from then forward is wholly-owned by JN Financial. JN Financial is a wholly-owned subsidiary of Inviva, Inc. and JNF, collectively.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", for the consolidated financial statements of Inviva, Inc. Accordingly, all amounts and balances were carried at historical cost.

 2.   BASIS OF          The  statutory  basis  financial  statements  have  been
      PRESENTATION      prepared on the basis of accounting practices prescribed
                        or permitted by the Texas  Department of Insurance  (the
                        "Department").  Insurance  companies  domiciled in Texas
                        are  required  to  prepare   statutory  basis  financial
                        statements in accordance  with the National  Association
                        of   Insurance    Commissioners'   ("NAIC")   ACCOUNTING
                        PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to
                        certain  modifications  prescribed  or  permitted by the
                        Department  ("Texas SAP").  The Department has the right
                        to  permit   specific   practices   that   deviate  from
                        prescribed practices. The Company has no such practices.

                        Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                        o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                        o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                        o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                        o bonds are carried principally at amortized cost, but at fair value for GAAP;

                        o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                        o   assets  and   liabilities   are   reported   net  of
                            reinsurance for statutory purposes and gross of reinsurance for GAAP;

                        o   premiums   from   interest   sensitive  and  annuity
                            policies are recognized as income, whereas under GAAP future policy liabilities are increased;

                        o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                        o   goodwill  and  other   intangibles  are  subject  to
                            certain limitations as admitted assets;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                        A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2006 and 2005 is as follows:

                                  Net income (loss)        Capital and surplus
                              ------------------------  ------------------------
                                     Year ended
                                    December 31,              December 31,
                              ------------------------  ------------------------
                                  2006          2005        2006         2005
--------------------------------------------------------------------------------
Statutory amounts              $ (3,065)     $   (948)    $ 41,064     $ 40,486
Add (deduct) adjustments:
   Investments                   (1,354)       (2,334)      11,589       10,657
   Deferred Acquisition
      Costs and Valuation
      of Business
      Acquired                   (8,659)         (374)      46,050       57,162
   Goodwill and other
      intangibles                     -        (5,738)           -        2,287
   Nonadmitted assets                 -             -          330          867
   Policy reserves                7,782        11,414      (21,336)     (29,148)
   Deferred taxes                     1        (4,084)       1,804        2,932
   Ceding commissions            (6,762)       (7,445)           -            -
   Other                          1,101        (1,226)         (43)      (1,378)
--------------------------------------------------------------------------------
GAAP-basis amounts             $(10,956)     $(10,735)    $ 79,458     $ 83,865
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


3. SUMMARY OF           INVESTMENTS
   SIGNIFICANT
   ACCOUNTING           BONDS - Bonds not in  default  are  generally  stated at
   POLICIES             amortized  cost  using  the  interest  method or at fair
                        value for NAIC rated 6  securities.  All other bonds are
                        stated at the  lower of  amortized  cost or fair  value.
                        Mortgage-backed securities and structured securities not
                        in default  are  stated at  amortized  cost,  net of any
                        other  than  temporary  impairment,   or  the  lower  of
                        amortized cost or fair value. Mortgage-backed securities
                        are adjusted for changes in prepayment assumptions using
                        the retrospective  method.  The retrospective  method is
                        used to value all  securities  except for interest  only
                        securities  or  securities  where the  yield had  become
                        negative; these are valued using the prospective method.
                        Prepayment   assumptions  for   loan-backed   bonds  and
                        structured  securities  were obtained from the broker at
                        the date of purchase and are updated semi-annually based
                        on   market   rate.   Mortgage-backed   and   structured
                        securities  in  default  are  valued  at  the  lower  of
                        amortized   cost  (net  of  any  other  than   temporary
                        impairments)  or  undiscounted   estimated  future  cash
                        flows. Investment market valuations are prescribed by the NAIC.

                        Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                        PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                        POLICY LOANS - Policy loans are reported at unpaid balances.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

                        MORTGAGE LOANS - Mortgage loans are reported at unpaid principal balances, less any allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

                        SECURITIES LENDING AGREEMENT - Per an agreement with the Company's Investment Custodian, JNL may lend its securities to certain borrowers as deemed appropriate by the Custodian. The loans are collateralized at all times with cash or cash equivalents with a market value at least equal to 102% of the market value of the securities on loan. Any deficiencies of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. At December 31, 2006 and 2005, JNL loaned securities having a total market value of $6,097 and $18,271, respectively, and received related collateral of $6,221 and $18,650, respectively. The collateral consisted primarily of cash and short-term investments. JNL receives compensation, which is the net investment earnings on the collateral, and these earnings are divided between JNL and the Custodian. JNL's portion of this income is included in the statements of operations.

                        REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                        NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                        SPECIAL SURPLUS FUNDS

                        Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                        POLICY AND CONTRACT RESERVES

                        Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                        LIFE RESERVES

                        Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 6%), in accordance with Department regulations.

                        Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                        The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ANNUITY RESERVES

                        Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, and, for contracts in which Guaranteed Minimum Death Benefits ("GMDBs") are offered, Actuarial Guideline 34 ("AG 34"). Calculations are performed at a seriatim basis at the contract and AG 34 fund type level. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations. The Company has de minimus account balances with Guaranteed Minimum Income Benefit ("GMIB") and Guaranteed Minimum Withdrawal Benefit ("GMWB") balances. Reserves for these benefits are based on accumulated fees.

                        Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.3% to 13.3%), in accordance with Department regulations.

                        Transfers   from   separate   accounts   represent   the
                        difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        REINSURANCE

                        Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                        FEDERAL INCOME TAX

                        The federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                        DEFERRED INCOME TAXES

                        Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SEPARATE ACCOUNT ASSETS/LIABILITIES

                        Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                        PREMIUMS AND ANNUITY CONSIDERATIONS

                        Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                        FEE INCOME

                        Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                        GENERAL AND ADMINISTRATIVE EXPENSES

                        General  and  administrative  expenses  are  charged  to
                        expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company prior to July 1, 2006, and then by Jefferson National Financial Corp. from July 1, 2006 forward, pursuant to an administrative services agreement.

                        ESTIMATES

                        The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        RECLASSIFICATIONS

                        Certain  2005  amounts   included  in  the  accompanying
                        statutory   basis   financial   statements   have   been
                        reclassified to conform to the 2006 presentation.

4. INVESTMENTS          FIXED MATURITY AND EQUITY SECURITIES

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2006 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  14,806   $     129    $     (96)   $  14,839
   States and political
      subdivisions                  10,123         335          (54)      10,404
   Foreign governments                 376          14            -          390
   Corporate bonds                 247,315       3,079       (4,798)     245,596
   Mortgage-backed securities:
      U.S. government
         agencies                   97,368         947         (819)      97,496
      Corporate                     80,102         105       (1,491)      78,716
--------------------------------------------------------------------------------
                                   450,090       4,609       (7,258)     447,441
Preferred stock                     30,173         166       (3,256)      27,083
Common stock                            63          29            -           92
--------------------------------------------------------------------------------
Total                            $ 480,326   $   4,804    $ (10,514)   $ 474,616
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2005 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  17,286   $     189    $     (70)   $  17,405
   States and political
      subdivisions                  12,425         424         (163)      12,686
   Foreign governments               2,290          50          (15)       2,325
   Corporate bonds                 326,960       4,870       (6,487)     325,343
   Mortgage-backed
      securities:
      U.S. government
         agencies                   99,726         975         (796)      99,905
      Corporate                     46,420          10       (1,009)      45,421
--------------------------------------------------------------------------------
                                   505,107       6,518       (8,540)     503,085
Preferred stock                     25,735         868            -       26,603
Common stock                            82           -          (14)          68
--------------------------------------------------------------------------------
Total                            $ 530,924   $   7,386    $  (8,554)   $ 529,756
================================================================================


                        As of December 31, 2006 and 2005, the Company had fixed maturity securities with a statement value of $12,736 and $11,563, respectively, on deposit with various state regulatory agencies.

                        The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2006 are as follows:


                                                  Amortized          NAIC market
                                                     cost                value
--------------------------------------------------------------------------------
Due in one year or less                            $ 23,033           $ 22,944
Due after one year through five
   years                                             86,371             86,156
Due after five years through ten
   years                                            105,314            104,319
Due after ten years                                  57,902             57,810
Mortgage-backed securities                          177,470            176,212
--------------------------------------------------------------------------------
Total                                              $450,090           $447,441
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                        Net realized capital gains consisted of the following:

                                                         2006             2005
--------------------------------------------------------------------------------
Bonds                                                  $(1,779)         $   358
Preferred stocks                                             8                -
Common stocks                                              (10)               -
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                          (1,781)             358
Transfer to IMR                                            902               (4)
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                         $  (879)         $   354
================================================================================


                        In 2006, net realized capital gains on bonds consisted of $1,013 gross realized gains and $2,792 gross realized losses. In 2005, net realized capital gains on bonds consisted of $1,917 gross realized gains and $1,559 gross realized losses. For the years ended December 31, 2006 and 2005, proceeds from the sales and maturities of fixed maturity securities were $188,525 and $264,419, respectively.

                        At December 31, 2006 and 2005, there were impairment writedowns of $863 and $95, respectively.

                        At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate bonds of $35,230 and $33,052, respectively, with an aggregate fair value of $35,802 and $31,203, respectively. Those holdings amounted to 7.8% and 6.5% of the Company's investments in bonds at December 31, 2006 and 2005, respectively, and 2.0% of the Company's total admitted assets at December 31, 2006 and 2005, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        NET INVESTMENT INCOME

                        Net investment income for the years ended December 31, 2006 and 2005, including accrual of discount and amortization of premiums, arose from the following sources:

                                                        2006             2005
--------------------------------------------------------------------------------
Bonds                                                $ 25,383          $ 25,694
Preferred stocks                                        1,400               693
Mortgage loans on real estate                              16                 -
Policy loans                                              667             1,630
Cash and short-term investments                           773             1,427
Miscellaneous investment
   income                                                  64               101
--------------------------------------------------------------------------------
      Total gross investment
         income                                        28,303            29,545
Investment expense                                     (1,110)           (1,205)
--------------------------------------------------------------------------------
Net investment income                                $ 27,193          $ 28,340
================================================================================


                        There was no accrued investment income excluded from surplus during 2006 and 2005.

                        ANALYSIS  OF   UNREALIZED   LOSSES  ON  FIXED   MATURITY
                        SECURITIES

                        The   Company   has  a  process  in  place  to  identify
                        securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                        There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                        (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                        At December 31, 2006, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 318 securities with a carrying value of $251,914 and an unrealized loss of $6,466 with an average price of $97.4 (NAIC market value/amortized cost).

                        At December 31, 2006, for securities that have been in a continuous loss position less than or equal to twelve months, the Company held 198 securities with a carrying value of $95,444 and an unrealized loss of $4,048 with an average price of $95.8 (NAIC market value/amortized cost).

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Unrealized losses on securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2006 and 2005 follows:

DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  2,128       $    (43)       $  1,979       $    (53)       $  4,107       $    (96)
  States and political
    subdivisions                                    --             --           1,131            (54)          1,131            (54)
  Corporate bonds                               33,519           (656)        130,460         (4,142)        163,979         (4,798)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                29,073            (77)         42,745           (742)         71,818           (819)
      Corporate                                  4,263            (16)         69,135         (1,475)         73,398         (1,491)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                           68,983           (792)        245,450         (6,466)        314,433         (7,258)
Preferred stock                                 22,412         (3,256)             --             --          22,412         (3,256)
Common stock                                        --             --              --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 91,395       $ (4,048)       $245,450       $ (6,466)       $336,845       $(10,514)
====================================================================================================================================

DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  3,863       $    (14)       $  1,525       $    (56)       $  5,388       $    (70)
  States and political
    subdivisions                                 1,900            (98)          1,132            (65)          3,032           (163)
  Foreign government                               769            (15)             --             --             769            (15)
  Corporate bonds                              200,770         (4,901)         15,003         (1,586)        215,773         (6,487)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                52,166           (675)          3,300           (121)         55,466           (796)
      Corporate                                 39,877           (878)          5,077           (131)         44,954         (1,009)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                          299,345         (6,581)         26,037         (1,959)        325,382         (8,540)
Preferred stock                                     --             --              --             --              --             --
Common stock                                        68            (14)             --             --              68            (14)
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $299,413       $ (6,595)       $ 26,037       $ (1,959)       $325,450       $ (8,554)
====================================================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


5.   POLICY AND CLAIM   As of  December  31,  2006 and  2005,  the  Company  had
     RESERVES           $3,672,847 and $3,820,598,  respectively,  of individual
                        and group life insurance in force. On $308,164 and $297,928 of insurance in force as of December 31, 2006 and 2005, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,704 and $2,180 at December
                        31, 2006 and 2005, respectively. As previously stated, the Company changed its strategy to focus entirely on its annuity business. Accordingly, the Company had ceded
                        100% of its life reserves at December 31, 2006.

                        Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

                        GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                        At December 31, 2006, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $872,201    $21,908      $12,847
                        GMIB                   12,971         91           56
                        GMWB                    4,438         34           --
                        ========================================================

                        At December 31, 2005, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $907,291     $25,879     $16,016
                        GMIB                   10,086          65          48
                        GMWB                    4,199          20          --
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The following table provides information on the GMDB features outstanding at December 31, 2006 and 2005. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2006 and 2005 is as follows:

                                                           2006         2005
                        --------------------------------------------------------
                                                        (in the event of death)

                        Return of net deposit:
                          Account value                   $415,455    $422,925
                          Net amount at risk                30,414      43,563
                          Average attained age of
                            contract holders                    51          50
                        Return of net deposits plus a
                         minimum return                    441,938     469,193
                        Net amount at risk                 180,371     223,666
                        Average attained age of contract
                         holders                                59          58
                        Guaranteed minimum return                5%          5%
                        Highest specified anniversary
                         account value minus:
                           Withdrawals post
                             anniversary:
                               Account value                14,808      15,172
                               Net amount at risk            1,521       2,172
                               Average attained age
                                 of contract holders            60          59
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $12,333 and $8,795 at December 31, 2006 and 2005, respectively.

                        GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                        Separate  account  balances  attributable   to  variable
                        annuity contracts with guarantees at December 31, 2006 and 2005 are as follows:

                                                              2006         2005
                        --------------------------------------------------------
                        Asset type:
                          Domestic equity                 $589,581     $603,288
                          International equity              30,309       24,234
                          Bonds                             70,664       81,931
                          Balanced bond/equity              36,039       36,883
                        --------------------------------------------------------
                              Total                        726,593      746,336
                        Money market                        57,762       59,172
                        --------------------------------------------------------
                              Total                       $784,355     $805,508
                        ========================================================
                        Percent of total variable annuity
                          separate account values             68.8%        76.7%
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        At December 31, 2006, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                  2006
                                                        ------------------------
                                                           Amount    % of total
              ------------------------------------------------------------------
              A. Subject to discretionary withdrawal:
                 1. With market value adjustment         $    1,206        .1%
                 2. At book value less current surrender
                      charge of 5% or more                   65,315       3.9
                 3. At fair value                         1,120,166      66.9
              ------------------------------------------------------------------
                 4. Total with adjustment or at fair
                      value                               1,186,687      70.9
                 5. At book value without adjustment
                      (minimal or no charge or
                      adjustment)                           441,891      26.4
              B. Not subject to discretionary withdrawal     45,226       2.7
              ------------------------------------------------------------------
              C. Total (gross: direct + assumed)          1,673,804     100.0
              D. Reinsurance ceded                           72,371        --
              ------------------------------------------------------------------
              E. Total (net) (C)-(D)                     $1,601,433     100.0%
              ==================================================================

6.   FAIR VALUES OF     The estimated fair values of financial  instruments have
     FINANCIAL          been  determined by using available  market  information
     INSTRUMENTS        and  the  valuation   methodologies   described   below.
                        Considerable  judgment is often required in interpreting
                        market  data  to  develop   estimates   of  fair  value.
                        Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Amounts related to the Company's financial instruments as of December 31, 2006 are as follows:


                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $450,090    $447,441
                        Preferred stocks                    30,173      27,083
                        Common stocks                           92          92
                        Cash and short-term investments      9,549       9,549
                        Mortgage loans                       2,014       2,014
                        Policy loans                        18,371      18,371
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $489,191    $488,839
                        ========================================================

                        Amounts related to the Company's financial instruments as of December 31, 2005 are as follows:

                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $505,107    $503,085
                        Preferred stocks                    25,735      26,603
                        Common stocks                           68          68
                        Cash and short-term investments      6,375       6,375
                        Policy loans                        19,369      19,369
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $537,133    $535,092
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        BONDS AND EQUITY SECURITIES

                        Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

                        CASH AND SHORT-TERM INVESTMENTS

                        The carrying value for cash and  short-term  investments
                        approximates   fair   values   due  to  the   short-term
                        maturities of these instruments.

                        POLICY LOANS

                        The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

                        POLICY AND CONTRACT RESERVES

                        Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                        The fair values of other policyholder liabilities were calculated using the Company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


7.   REINSURANCE        In  2002,  the  Company  reinsured  100% of its life and
                        accident  and  health   business  to   Protective   Life
                        Insurance Company  ("Protective"),  Washington  National
                        Insurance  Company  ("WNIC") and Conseco Life  Insurance
                        Co. of Texas ("Conseco"). The total reserves transferred
                        under these  agreements  were  $403,998 and $420,325 for
                        the   years   ended   December   31,   2006  and   2005,
                        respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                        During 2004, the Company began to issue simplified-issue term life business. The Company retained between 20% to 30% of the risk during 2005. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

                        The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                        The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $11,469 and $14,288 of its $16,811 and $20,181, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2006 and 2005.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE (through affiliates) has made sizable investments in Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2006 and 2005 were approximately $6 and $30, respectively.

                        No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2006 and 2005, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                        Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                            2006        2005
                        --------------------------------------------------------
                        Premiums, annuity and fund
                          deposits                       $  48,431   $  50,366
                        Policyholder benefits               48,947      47,092
                        Change in insurance and annuity
                          reserves                         (19,191)    (20,935)
                        Policy and contract reserves       468,732     489,269
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                        There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2006 and 2005. During 2006 and 2005, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                        The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2006 and 2005 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $696 and $592 as of December 31, 2006 and 2005,
                        respectively):

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Short duration contracts:
                          Direct premiums                 $  8,446    $  8,567
                          Reinsurance ceded                  8,446       8,567
                        --------------------------------------------------------
                            Total premiums                $     --    $     --
                        ========================================================
                        Long duration contracts:
                          Direct premiums                 $187,868    $147,645
                          Reinsurance ceded                 39,984      41,799
                        --------------------------------------------------------
                            Total premiums                $147,884    $105,846
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no reduction in surplus in anticipation of a unilateral cancellation by a reinsurer as of the date of the financial statements.

8. COMMITMENTS AND Various lawsuits against the Company may arise in the CONTINGENCIES ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

                        On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

                        On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        As of  December  31,  2006 and  2005,  the  Company  has
                        estimated probable recoveries through premium tax credits to be $911 and $1,800, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9.   FEDERAL INCOME     Current  income  taxes  incurred  for  the  years  ended
     TAXES              December  31,  2006 and 2005  consist  of the  following
                        major components:

                        YEAR ENDED DECEMBER 31,               2006      2005
                        --------------------------------------------------------
                        Income tax expense on current
                          year operating income              $  --     $  --
                        Prior year overaccrual of tax         (114)     (704)
                        --------------------------------------------------------
                        Current income taxes incurred        $(114)    $(704)
                        ========================================================


                        As of December 31, 2006, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. If the benefits of newly legislated rules are not properly utilized, this amount could become taxable to the extent that future shareholder dividends are paid from this account.

                        Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2006 and 2005 are as follows:

                        DECEMBER 31,                            2006      2005
                        --------------------------------------------------------
                        Gross deferred tax asset             $47,568   $43,141
                        Gross deferred tax liabilities           668        --
                        --------------------------------------------------------
                                                              46,900    43,141
                        Less: Nonadmitted deferred tax
                                asset                         44,547    40,911
                        --------------------------------------------------------
                        Net deferred tax asset               $ 2,353   $ 2,230
                        ========================================================
                        Increase in nonadmitted gross
                          deferred tax asset                 $ 3,636   $ 6,946
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2006 and 2005 are as follows:

                                                   2006        2005     Change
         -----------------------------------------------------------------------
         DTAs resulting from book./tax
           differences in:
              Net operating loss carryforward   $19,227     $11,866     $ 7,361
              Capital loss carryforward          10,724      10,914        (190)
              Insurance reserves                  2,396       3,199        (803)
              Section 807(f) reserve basis
                change                            8,872      10,674      (1,802)
              Proxy DAC                           4,724       4,951        (227)
              Investments                         1,625       1,296         329
              Other                                  --         241        (241)
         -----------------------------------------------------------------------
         Gross DTAs                             $47,568     $43,141     $ 4,427
         =======================================================================
         Nonadmitted DTAs                       $44,547     $40,911     $ 3,636
         =======================================================================
         DTLs resulting from book./tax
           differences in:
              Investments                       $    --     $    --     $    --
              Other                                 668          --        (668)
         -----------------------------------------------------------------------
         Gross DTLs                                 668          --        (668)
         =======================================================================
         Net admitted deferred tax assets       $ 2,353     $ 2,230     $   123
         =======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The significant book to tax differences in 2006 are as follows:

                                                               100%         35%
                        --------------------------------------------------------
                        Statutory loss before taxes       $ (2,300)   $   (805)
                        Net realized capital gains            (879)       (307)
                        --------------------------------------------------------
                             Total pre-tax statutory loss   (3,179)     (1,112)
                        --------------------------------------------------------
                         Reinsurance ceding
                           commission                       (6,762)     (2,367)
                        Amounts related to prior years -
                          current                              354         124
                        IMR/AVR                             (1,168)       (409)
                        Fines and penalties                     16           5
                        --------------------------------------------------------
                             Total adjustments              (7,560)     (2,647)
                        --------------------------------------------------------
                        Taxable loss from operations      $(10,739)   $ (3,759)
                        ========================================================
                        Federal statutory income taxes    $     --    $     --
                        Change in net deferred income
                          tax                                   --      (3,759)
                        --------------------------------------------------------
                        Total statutory income tax        $     --    $ (3,759)
                        ========================================================


                        As of December 31, 2006 and 2005, the Company had operating loss carryforwards of approximately $54,900 and $33,900, respectively, which begin to expire in 2018. As of December 31, 2006 and 2005, the Company had capital loss carryforwards of approximately $30,600 and $31,200, respectively, which begin to expire in 2007.

                        The Company files a separate life insurance company federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


10.  RELATED PARTY      From January 1, 2006 to June 30, 2006, the Company had a
     TRANSACTIONS       service  agreement with Inviva,  Inc.  Effective July 1,
                        2006, the Company entered into a service  agreement with
                        Jefferson  National  Financial  Corp.,  a  newly  formed
                        intermediate  parent of the  Company.  These  agreements
                        covered  certain  general and  administrative  expenses.
                        During 2006 and 2005,  operating expenses of $19,160 and
                        $19,587,  respectively,  were charged to the Company and
                        are  reflected  in  the  accompanying   statutory  basis
                        statements of operations. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                        Effective  May  2003,  the  Company   entered  into  two
                        servicing agreements with its affiliate, Jefferson National Securities Corporation, formerly Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Jefferson National Securities Corporation and the Company agrees to reimburse Jefferson National Securities Corporation for all variable commissions paid. The Distribution Agreement stipulates that Jefferson National Securities Corporation agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2006 and 2005 under these agreements was $3,839 and $5,022, respectively.

                        The Company provided a guarantee of the indemnification obligations of Inviva, Inc. under the stock purchase agreement pursuant to which Inviva, Inc. sold its subsidiary,  and the  Company's  former  affiliate,  The
                        American Life Insurance Company of New York. The Company's exposure under the guarantee is capped at $7.5 million in the aggregate. The guarantee was approved by the Texas Department of Insurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Beginning in 2003, Inviva, Inc. entered into several Trust Preferred Pools ("TPP") in the aggregate principal amount of $91.5 million. Pursuant to the terms of the TPP, Inviva, Inc. is permitted to consolidate or merge with or into any other entity or sell, convey, transfer or dispose of all or substantially all of its assets so long as the successor entity assumes all of the obligations under the TPP.

                        The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                        During 2006 and 2005, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

11.  SEPARATE ACCOUNTS  Separate  account assets and related policy  liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 are as follows:

YEAR ENDED DECEMBER 31,                    2006                    2005
--------------------------------------------------------------------------------
                                   Separate               Separate
                                   accounts      Non-     accounts      Non-
                                     with     guaranteed    with     guaranteed
                                   guarantees  separate   guarantees  separate
                                   nonindexed  accounts   nonindexed  accounts
--------------------------------------------------------------------------------
Premiums, deposits and other
  considerations                     $   --   $  147,115   $   --   $   91,153
================================================================================
For accounts with assets at market
  value                              $1,082   $1,120,521   $1,240   $1,024,494
================================================================================
Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary
      withdrawal:
        With market value
          adjustment                 $1,082   $       --   $1,240   $       --
        At market value                  --    1,116,352       --    1,020,855
    Not subject to discretionary
      withdrawal                         --        4,169       --        3,639
--------------------------------------------------------------------------------
    Total separate account
       liabilities                   $1,082   $1,120,521   $1,240   $1,024,494
================================================================================


                        Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2006 and 2005 are as follows:

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Transfers to separate accounts   $ 147,309   $  91,124
                        Transfers from separate
                          accounts                         175,722     148,470
                        --------------------------------------------------------
                        Net transfers from separate
                          accounts                       $ (28,413)  $ (57,346)
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


12.  EMPLOYEE BENEFITS  The Company  provides  certain life insurance and health care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $702 and $703 at December 31, 2006 and 2005, respectively, and included in other liabilities. The expenses for these plans were $(36) and ($22) at December 31, 2006 and 2005, respectively.

13.  CAPITAL AND        The maximum amount of dividends which can be paid by the
     SURPLUS            State of Texas life insurance  companies to shareholders
                        without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net loss from operations before realized capital gains or losses for 2006 was $2,186. Statutory surplus with regards to policyholders as of December 31, 2006 was $41,064 The maximum dividend payout which may be made without prior approval in 2007 is $4,106.

                        Life and  health  insurance  companies  are  subject  to
                        certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006 and 2005, the Company meets its RBC requirements.

INDEPENDENT AUDITORS' REPORT ON
  SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.



/s/ BDO Seidman, LLP


Certified Public Accountants






New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds                                                    $   1,009
  Other bonds (unaffiliated)                                             24,374
  Preferred stocks (unaffiliated)                                         1,400
  Mortgage loans on real estate                                              16
  Policy loans                                                              667
  Cash and short-term investments                                           773
  Miscellaneous investment income                                            64
--------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME                                          $  28,303
================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity-statement value:
  Due within one year or less                                         $  65,402
  Over 1 year through 5 years                                           165,683
  Over 5 years through 10 years                                         151,107
  Over 10 years through 20 years                                         34,024
  Over 20 years                                                          46,194
--------------------------------------------------------------------------------
     TOTAL BY MATURITY                                                $ 462,410
================================================================================

Bonds by class-statement value:
  Class 1                                                             $ 354,381
  Class 2                                                                72,799
  Class 3                                                                10,321
  Class 4                                                                16,917
  Class 5                                                                 7,859
  Class 6                                                                   133
--------------------------------------------------------------------------------
     TOTAL BY CLASS                                                   $ 462,410
================================================================================

Total bonds publicly traded                                           $ 422,672
Total bonds privately placed                                             39,738


Preferred stocks-statement value                                         30,173
Short-term investments-book value                                        12,320
Cash on deposit                                                          (2,771)
================================================================================

LIFE INSURANCE IN-FORCE:
  Ordinary                                                            $     582
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
------------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary                                                                 $   96,646
  Group life                                                                       34

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable        4,594
  Ordinary - involving life contingencies - amount of income payable            3,112
  Group - not involving life contingencies - amount of income payable             470
  Group - involving life contingencies - amount of income payable                 628

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable                                        1,054
    Deferred - fully paid account balance                                      27,769
    Deferred - not fully paid -account balance                              1,510,765
==========================================================================================

          ANNUAL STATEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL
                             LIFE INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Admitted Assets
                                                                                                               as Reported in the
                                                                                  Gross Investment Holdings     Annual Statement
                                                                                 ---------------------------------------------------
                                                                                       1             2          3             4
                                   Investment Categories                             Amount      Percentage   Amount      Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1.  Bonds

     1.1 U.S. treasury securities ...............................................  14,461,683       2.799   14,480,128       2.802

     1.2 U.S. government agency obligations (excluding mortgage-backed securities):

         1.21 Issued by U.S. government agencies ................................                   0.000                    0.000

         1.22 Issued by U.S. government sponsored agencies ......................     325,416       0.063      325,416       0.063

     1.3 Foreign government (including Canada, excluding mortgaged-backed
         securities) ............................................................     376,391       0.073      376,391       0.073

     1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S.

         1.41 States, territories and possessions general obligations ...........                   0.000                    0.000

         1.42 Political subdivisions of states, territories and possessions and
              political subdivisions general obligations ........................                   0.000                    0.000

         1.43 Revenue and assessment obligations ................................  10,122,977       1.959   10,122,977       1.959

         1.44 Industrial development and similar obligations ....................                   0.000                    0.000

     1.5 Mortgage-backed securities (includes residential and commercial
         MBS):

         1.51 Pass-through securities:

              1.511 Issued or guaranteed by GNMA ................................   1,976,727       0.383    1,976,727       0.383

              1.512 Issued or guaranteed by FNMA and FHLMC ......................  87,456,516      16.925   87,456,516      16.925

              1.513 All other ...................................................                   0.000                    0.000

         1.52 CMOs and RFMICs

              1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA .............   7,934,487       1.536    7,934,487       1.536

              1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by
                    agencies shown in Line 1.521 ................................   1,713,933       0.332    1,713,933       0.332

              1.523 All other ...................................................  42,584,170       8.241   42,584,170       8.241

 2.  Other debt and other fixed income securities (excluding short-term):

     2.1 Unaffiliated domestic securities (includes credit tenant loans rated by
         the SVO) ............................................................... 248,556,640      48.103  248,553,411      48.102

     2.2 Unaffiliated foreign securities ........................................  34,565,658       6.689   34,565,658       6.689

     2.3 Affiliated securities ..................................................                   0.000                    0.000

 3.  Equity interests:

     3.1 Investments in mutual funds ............................................                   0.000                    0.000

     3.2 Preferred stocks:

         3.21 Affiliated ........................................................                   0.000                    0.000

         3.22 Unaffiliated ......................................................  30,173,443       5.839   30,173,443       5.839

     3.3 Publicly traded equity securities (excluding preferred stocks):

         3.31 Affiliated ........................................................                   0.000                    0.000

         3.32 Unaffiliated ......................................................                   0.000                    0.000

     3.4 Other equity securities:

          3.41 Affiliated .......................................................                   0.000                    0.000

          3.42 Unaffiliated .....................................................      62,773       0.012       92,181       0.018

     3.5 Other equity interests including tangible personal property under lease:

         3.51 Affiliated ........................................................                   0.000                    0.000

         3.52 Unaffiliated .....................................................                    0.000                    0.000

 4.  Mortgage loans:

     4.1 Construction and land development ......................................                   0.000                    0.000

     4.2 Agricultural ...........................................................                   0.000                    0.000

     4.3 Single family residential properties ...................................                   0.000                    0.000

     4.4 Multifamily residential properties .....................................                   0.000                    0.000

     4.5 Commercial loans .......................................................   2,013,910       0.390    2,013,910       0.390

     4.6 Mezzanine real estate lows .............................................                   0.000                    0.000

 5.  Real estate investments

     5.1 Property occupied by the company .......................................                   0.000                    0.000

     5.2 Property held for the production of income (including
         $ ...............  of property acquired in satisfaction of
         debt) ..................................................................                   0.000                    0.000

     5.3 Property held for sale (including $ .................
         property acquired in satisfaction of debt) .............................                   0.000                    0.000

 6.  Contract loans .............................................................  18,415,439       3.564   18,371,290       3.555

 7.  Receivables for securities .................................................   6,427,382       1.244    6,427,382       1.244

 8.  Cash, cash equivalents and short-term investments ..........................   9,548,515       1.848    9,548,515       1.848

 9.  Other invested assets ......................................................                   0.000                    0.000
                                                                                 ---------------------------------------------------
10.  Total invested assets ...................................................... 516,716,060     100.000  516,716,535     100.000
------------------------------------------------------------------------------------------------------------------------------------

                                                               [BARCODE OMITTED]

                 SUPPLEMENTAL INVESTMENT RISKS' INTERROGATORIES
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                            (TO BE FILED BY APRIL 1)

OF The JEFFERSON NATIONAL LIFE INSURANCE COMPANY ...............................

ADDRESS (City, State and Zip Code) Louisville, KY 40223 ........................

NAIC Group Code 0000 ...................  NAIC Company Code 64017 ..............

Federal Employer's Identification Number (FFIN)     75-0300900..................

The Investment Risks Interrogatories we to be filed Py April 1. They we also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

 1.  Reporting entity's total admitted assets as reported on Page 2 of this annual statement..................... $535,105,411 ........................

 2.  Ten largest exposures to a single issuer/borrower/investment.

               1                                            2                                3                    4
                                                                                                         Percentage of Total
             Issuer                              Description of Exposure                   Amount          Admitted Assets
     --------------------------------------------------------------------------------  --------------   ---------------------
2.01 Investors Guaranty Assurance ... Preferred Stock ............................... $    25,000,000                 4.7%

2.02 Bear Stearns Comm Mtge Sec ..... CMO ........................................... $     9,078,545                 1.7%

2.03 General Electric Capital Corp .. Issuer Obligation ............................. $     8,395,813                 1.6%

2.04 LB-UBC Comm Mtg Trust .......... CMO ........................................... $     8,351,918                 1.6%

2.05 Citigroup Inc .................. Issuer Obligation ............................. $     7,459,842                 1.4%

2.06 Fifth Third Bank ............... Money Market .................................. $     6,474,399                 1.2%

2.07 State Street Bank .............. Money Market .................................. $     5,283,241                 1.0%

2.06 JP Morgan Chase & Co. .......... Issuer Obligation ............................. $     5,261,860                 1.0%

2.09 Conseco Funding LTD ............ CBO ........................................... $     4,873,948                 0.9%

2.10 Wachovia Bank Comm Mtge Trust .. CMO ........................................... $     4,816,786                 0.9%


 3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            Bonds             1                2                      Preferred Stocks             3              4
     -----------------   -------------  --------------            -----------------------     ------------   ------------
3.01 NAIC-1 .......... $   354,381,141            66.2%    3.07   P/RP-1                    $    4,813,443            0.9%

3.02 NAIC-2 .......... $    72,798,920            13.6%    3.06   P/RP-2                    $      360,000            0.1%

3.03 NAIC-3 .......... $    10,320,564             1.9%    3.09   P/RP-3                    $   25,000,000            4.7%

3.04 NAIC-4 .......... $    16,916,820             3.2%    3.10   P/RP-4                    $                         0.0%

3.05 NAIC-5 .......... $     7,859,139             1.5%    3.11   P/RP-5                    $                         0.0%

3.06 NAIC-6 .......... $       133,095             0.0%    3.12   P/RP-6                    $                         0.0%

 4.  Assets held in foreign investments:

     If response to 4.01 above is yes, responses we not required for interrogatories 5 - 10.

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ]  No [ X ]

4.02 Total admitted assets held in foreign investments .. $   25,907,049    4.8%

4.03 Foreign-currency-denominated investments ........... $                 0.0%

4.04 Insurance liabilities denominated in that same
     foreign currency ................................... $                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
5.01 Countries rated NAIC-1 .......................................................... $     25,530,658                 4.8%

5.02 Countries rated INAIC-2 ......................................................... $        376,391                 0.1%

5.03 Countries rated INAIC-3 or below ................................................ $                                0.0%

 6. Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

6.01 Country:   Cayman Islands ....................................................... $      6,614,977                 1.2%

6.02 Country:   Netherlands .......................................................... $      4,418,188                 0.8%

     Countries rated NAIC - 2

6.03 Country:   Mexico ............................................................... $        376,391                 0.1%

6.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

6.05 Country: ........................................................................ $                                0.0%

6.06 Country: ........................................................................ $                                0.0%

                                                                                               1                   2
                                                                                         --------------      --------------
 7.  Aggregate unhedged foreign currency exposure .................................... $                                0.0%

 8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
8.01 Countries rated NAIC-1 .......................................................... $                                0.0%

8.02 Countries rated NAIC-2 .......................................................... $                                0.0%

8.03 Countries rated NAIC-3 or below ................................................. $                                0.0%

 9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

9.01 Country: ........................................................................ $                                0.0%

9.02 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 2

9.03 Country: ........................................................................ $                                0.0%

9.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

9.05 Country: ........................................................................ $                                0.0%

9.06 Country: ........................................................................ $                                0.0%

 10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                       1                                                   2                   3                   4
                     Issuer                                           NAIC Rating
      -------------------------------------------------------------------------------   ---------------      --------------
10.01 Conseco Funding LTD ...................................... 2                     $      4,873,948                 0.9%

10.02 RAS Laffan Liq Nat Gas ................................... 1                     $      3,075,244                 0.6%

10.03 FBG Finance LTD .......................................... 2                     $      2,992,268                 0.6%

10.04 British Telecom PLC ...................................... 2                     $      1,605,746                 0.3%

10.05 Deutsche Telekom Int Fin ................................. 1                     $      1,564,468                 0.3%

10.06 Philips Electronics ...................................... 1                     $      1,553,153                 0.3%

10.07 Scottish Power PLC ....................................... 2                     $      1,122,282                 0.2%

10.06 Incaps Funding I LTD ..................................... 1                     $        967,533                 0.2%

10.09 Vodafone Group PLC ....................................... 1                     $        908,198                 0.2%

10.10 L-Bank BW Foerderbank .................................... 1                     $        896,864                 0.2%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                               1                   2
                                                                                         --------------      --------------
11.02 Total admitted assets held in Canadian investments ............................. $                                0.0%

11.03 Canadian-currency-denominated investments ...................................... $                                0.0%

11.04 Canadian-denominated insurance liabilities ..................................... $                                0.0%

11.05 Unhedged Canadian currency exposure ............................................ $                                0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 12.01 is yes, responses we not required for the remainder of Interrogatory 12.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
12.02 Aggregate statement value of investments with contractual sales
      restrictions ................................................................... $                                0.0%

      Largest three investments with contractual sales restrictions:

12.03 ................................................................................ $                                0.0%

12.04 ................................................................................ $                                0.0%

12.05 ................................................................................ $                                0.0%

 13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ] No [ X ]

      If response to 13.01 above eyes, responses are not required for the remainder of Interrogatory 13.

                                        1                                                      2                   3
                                  Name of Issuer
      --------------------------------------------------------------------------------   --------------      --------------
13.02 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

13.03 CIT Capital Trust 1 ............................................................ $      2,490,617                 0.5%

13.04 BankAmerica Instit ............................................................. $      1,034,912                 0.2%

13.05 JPM Capital Trust 11 ........................................................... $        494,335                 0.1%

13.06 Bank of America Corp ........................................................... $        393,500                 0.1%

13.07 Sumitomo Mitsui Banking ........................................................ $        274,852                 0.1%

13.06 Metlife Inc .................................................................... $        180,000                 0.0%

13.09 Principal Finl Group ........................................................... $        180,000                 0.0%

13.10 FHLMC .......................................................................... $        125,228                 0.0%

13.11 Curative Health Services Inc ................................................... $         92,178                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [  ] No [ X ]

      If response to 14.01 above eyes, responses are not required for the remainder of Interrogatory 14.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
14.02 Aggregate statement value of investments held in nonaffiliated,
      privately pieced equities ...................................................... $     25,000,000                 4.7%

      Largest three investments held in nonaffiliated, privately placed equities:

14.03 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

14.04 Curative Health Services Inc ................................................... $         92,178                 0.0%

14.05 ................................................................................ $                                0.0%

  15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? .............. Yes [ X ] No [  ]

      If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
15.02 Aggregate statement value of investments held in general partnership interests . $                                0.0%

      Largest three investments in general partnership interests:

15.03 ................................................................................ $                                0.0%

15.04 ................................................................................ $                                0.0%

15.05 ................................................................................ $                                0.0%

 16. Amounts and percentages of the reporting entity s total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                        1                                                      2                   3
                    Type (Residential, Commercial, Agricultural)
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.07 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.09 ................................................................................ $                                0.0%

16.10 ................................................................................ $                                0.0%

16.11 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      Amount and percentage of the reporting entity s total admitted assets held in the following categories of mortgage loans:

                                                                                                       Loans
                                                                                         --------------      --------------
16.12 Construction loans ............................................................. $                                0.0%

16.13 Mortgage loans over 90 days past due ........................................... $                                0.0%

16.14 Mortgage loans in the process of foreclosure ................................... $                                0.0%

16.15 Mortgage loans foreclosed ...................................................... $                                0.0%

16.16 Restructured mortgage loans .................................................... $                                0.0%

 17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date

                               Residential                           Commercial                        Agricultural
 Loan to Value               1            2                        3            4                     5             6
---------------------   -----------  ------------             -----------  ------------           -----------  ------------
17.01 above 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.02 91 to 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.03 81 to 90% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.04 71 to 60% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.05 below 70% ..... $                       0.0%          $                       0.0%        $                       0.0%


  18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                   Description
                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

 19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 19.01 is yes, responses we not required for the remainder of Interrogatory 19.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------

19.02 Aggregate statement value of investments held in mezzanine real estate loans: .. $                                0.0%

      Largest three investments held in mezzanine real estate loans:

19.03 ................................................................................ $                                0.0%

19.04 ................................................................................ $                                0.0%

19.05 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
20.01 Securities lending agreements (do not include
      assets held as collateral for such transactions)   $    6,097,348            1.1%   $             $             $

20.02 Repurchase agreements ............................ $                         0.0%   $             $             $

20.03 Reverse repurchase agreements .................... $                         0.0%   $             $             $

20.04 Dollar repurchase agreements ..................... $                         0.0%   $             $             $

20.05 Dollar reverse repurchase agreements ............. $                         0.0%   $             $             $

 21. Amounts and percentages of the reporting entity s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                      Owned                                 Written
                                                                1               2                      3               4
                                                          --------------  --------------         --------------  --------------
21.01 Hedging ......................................... $                            0.0%      $                            0.0%

21.02 Income generation ............................... $                            0.0%      $                            0.0%

21.03 Other ........................................... $                            0.0%      $                            0.0%

 22. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for collars, swaps, and forwards:


                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
22.01 Hedging .......................................... $                         0.0%   $             $             $

22.02 Income generation ................................ $                         0.0%   $             $             $

22.03 Replications ..................................... $                         0.0%   $             $             $

22.04 Other ............................................ $                         0.0%   $             $             $


23. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for futures contracts


                                                                   At Year End                      At End of Each Quarter
                                                           ---------------------------     -----------------------------------------
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
23.01 Hedging .......................................... $                         0.0%   $             $             $

23.02 Income generation ................................ $                         0.0%   $             $             $

23.03 Replications ..................................... $                         0.0%   $             $             $

23.04 Other ............................................ $                         0.0%   $             $             $

JEFFERSON NATIONAL LIFE INSURANCE COMPANY



Annual Report
to Contract Owners

December 31, 2006








                                       Jefferson National Life Annuity Account F

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2006

==================================================================================================================================
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F                                                                                     PAGE
Statement of Assets and Liabilities as of December 31, 2006................................................................      2
Statements of Operations and Changes in Net Assets for the year ended December 31, 2006....................................     12
Statements of Operations and Changes in Net Assets for the year ended December 31, 2005....................................     32
Notes to Financial Statements..............................................................................................     52
Report of Independent Registered Public Accounting Firms...................................................................     77

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

====================================================================================================================================

                                                                                              SHARES        COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Interest adjustment cash account....................................................                                 $ 1,082,380
   Investments in portfolio shares, at net asset value (Note 2):
     40|86 Series Trust:
       Balanced Portfolio..............................................................       880,020.210  $11,294,948   13,613,913
       Equity Portfolio................................................................       515,333.299   12,174,405   12,775,113
       Fixed Income Portfolio..........................................................       780,342.563    7,832,783    7,678,571
       Government Securities Portfolio.................................................       481,584.097    5,607,314    5,441,900
       Money Market Portfolio..........................................................    11,564,419.436   11,564,420   11,564,420
     AIM Variable Insurance Funds:
       Basic Value Fund................................................................        50,263.640      596,636      665,490
       Core Equity Fund................................................................        73,374.955    1,846,782    1,997,266
       Financial Services Fund.........................................................        35,297.611      522,455      614,532
       Global Health Care Fund.........................................................        45,210.225      898,658      972,472
       Global Real Estate Fund.........................................................       216,074.588    4,793,419    6,209,982
       High Yield Fund.................................................................       482,597.908    3,037,047    2,953,499
       Mid Cap Core Equity Fund........................................................        41,248.888      557,511      553,560
       Technology Fund.................................................................        32,106.586      394,832      450,134
     The Alger American Fund:
       Growth Portfolio................................................................       301,251.134   11,208,918   12,417,572
       Leveraged AllCap Portfolio......................................................       374,685.075   11,085,207   15,541,937
       MidCap Growth Portfolio.........................................................       621,928.817   12,216,388   12,905,023
       Small Capitalization Portfolio..................................................       225,638.225    5,284,771    6,412,639
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio.....................................................        34,800.895      781,516      946,236
     American Century Variable Portfolios, Inc.:
       Balanced Fund...................................................................        56,626.784      397,471      426,400
       Income & Growth Fund............................................................       844,082.145    5,538,226    7,284,429
       Inflation Protection Fund.......................................................        13,145.441      132,883      132,506
       International Fund..............................................................       634,466.541    4,608,281    6,420,801
       Value Fund......................................................................     1,597,442.757   12,555,581   13,961,650
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio.................................................         9,531.483      161,127      177,190
     The Dreyfus Socially Responsible Growth Fund, Inc.................................       126,620.409    3,479,007    3,602,351
     Dreyfus Stock Index Fund..........................................................       697,261.724   19,755,583   25,206,011
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................        74,420.118    1,565,287    1,900,691
       International Value Portfolio...................................................       477,742.443    7,705,672    9,315,977
     Federated Insurance Series:
       Capital Income Fund II..........................................................       261,459.530    2,206,898    2,544,001
       High Income Bond Fund II........................................................     1,002,779.987    7,670,171    7,871,823
       International Equity Fund II....................................................       223,341.099    3,132,863    3,821,365
     Janus Aspen Series:
       Growth and Income Portfolio.....................................................       328,031.693    4,908,032    6,121,071
       International Growth Portfolio..................................................       137,616.017    5,490,121    7,047,317
       Large Cap Growth Portfolio......................................................       757,071.275   14,770,282   17,503,488
       Mid Cap Growth Portfolio........................................................       459,672.248   11,409,635   15,155,394
       Worldwide Growth Portfolio......................................................       401,313.794   11,992,095   13,030,659
     Lazard Retirement Series, Inc.:
       Emerging Markets Portfolio......................................................       147,547.277    3,008,629    3,347,848
       Equity Portfolio................................................................       119,636.702    1,378,138    1,538,528
       International Equity Portfolio..................................................        36,755.875      512,400      547,295
       Small Cap Portfolio.............................................................       443,369.380    6,700,210    7,674,724
     Legg Mason Partners Variable Portfolios I, Inc.:
       Aggressive Growth Fund..........................................................         1,824.533       45,116       47,273
       All Cap Fund....................................................................         3,657.820       67,371       71,401
       Global High Yield Bond Fund.....................................................        20,464.511      203,614      201,166
       Large Cap Growth Fund...........................................................         4,250.971       53,059       54,583
       Strategic Bond Fund.............................................................       144,265.428    1,493,400    1,477,278
       Total Return Fund...............................................................         3,534.756       40,679       43,407

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                                              SHARES        COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Legg Mason Partners Investment Series:
       Government Portfolio............................................................           767.991  $     8,467  $     8,425
     Lord Abbett Series Fund, Inc.:
       America's Value Portfolio.......................................................        75,083.957    1,054,987    1,147,283
       Growth and Income Portfolio.....................................................       612,089.581   15,249,354   17,958,709
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio..............................................................        14,513.716      217,458      210,885
       High Income Bond Portfolio......................................................         4,315.919       42,322       42,512
       Limited Maturity Bond Portfolio.................................................       386,542.564    5,057,595    4,932,283
       Mid-Cap Growth Portfolio........................................................        50,433.029    1,096,863    1,173,072
       Partners Portfolio..............................................................       220,202.226    4,525,706    4,659,479
       Regency Portfolio...............................................................       129,485.689    2,082,463    2,098,963
       Socially Responsive Portfolio...................................................        10,533.197      162,224      176,009
     PIMCO Variable Insurance Trust:
       All Asset Fund..................................................................           213.770        2,520        2,495
       CommodityRealReturn Strategy Fund...............................................        10,605.310      129,113      119,946
       Emerging Markets Bond Fund......................................................         1,423.110       19,247       19,866
       Foreign Bond US Dollar-Hedged Fund..............................................         1,476.130       15,008       14,909
       Global Bond Unhedged Fund.......................................................         4,319.380       52,116       52,092
       High Yield Fund.................................................................         9,302.280       75,358       77,581
       Money Market Fund...............................................................     2,925,226.280    2,925,226    2,925,226
       RealEstateRealReturn Strategy Fund..............................................        25,175.830      305,396      307,649
       Real Return Fund................................................................       162,470.780    2,048,133    1,938,276
       Short-Term Fund.................................................................        47,750.270      478,590      479,413
       StockPLUS Total Return Fund.....................................................         4,226.020       46,122       48,092
       Total Return Fund...............................................................       362,873.830    3,719,884    3,672,283
     Pioneer Variable Contracts Trust:
       Core Bond Portfolio.............................................................         7,769.232       75,963       76,294
       Equity Income Portfolio.........................................................       223,924.905    5,091,963    5,613,798
       Fund Portfolio..................................................................       112,062.680    2,256,908    2,771,310
       High Yield Portfolio............................................................        71,839.348      773,607      790,951
       International Value Portfolio...................................................        24,498.861      405,380      408,151
       Mid Cap Value Portfolio.........................................................        11,040.889      217,917      223,468
     Royce Capital Fund:
       Micro-Cap Portfolio.............................................................       157,963.629    2,111,915    2,274,677
       Small-Cap Portfolio.............................................................       384,079.235    3,616,702    4,098,125
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund.....................................................         4,484.131      164,452      160,666
       CLS AdvisorOne Clermont Fund....................................................         1,538.395       46,150       45,998
       Banking Fund....................................................................         6,518.330      209,205      211,455
       Basic Materials Fund............................................................        58,075.754    1,849,165    1,935,665
       Biotechnology Fund..............................................................         3,715.547       81,029       76,763
       Consumer Products Fund..........................................................         5,755.028      203,536      210,346
       Dynamic Dow Fund................................................................        17,852.105      481,117      480,043
       Dynamic OTC Fund................................................................        18,273.344      443,278      428,693
       Dynamic S&P 500 Fund............................................................        20,488.780      439,245      444,811
       Electronics Fund................................................................         1,524.948       21,529       21,380
       Energy Fund.....................................................................        49,098.456    1,991,278    1,627,123
       Energy Services Fund............................................................        68,184.418    2,351,718    2,031,213
       Europe Advantage Fund...........................................................        36,329.785    1,059,802    1,075,362
       Financial Services Fund.........................................................        13,143.096      421,745      422,945
       Government Long Bond Advantage Fund.............................................        52,478.054      619,142      606,646
       Health Care Fund................................................................        28,812.709      810,425      818,569
       Internet Fund...................................................................         2,494.874       39,191       40,342
       Inverse Dynamic Dow Fund........................................................         8,145.005      329,135      271,555
       Inverse Government Long Bond Fund...............................................         4,833.621      104,356      104,164
       Inverse Mid-Cap Fund............................................................         1,062.619       41,906       39,275

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                                              SHARES        COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Rydex Variable Trust: (continued)
       Inverse OTC Fund................................................................        36,726.321 $    736,382    $ 726,814
       Inverse Russell 2000 Fund.......................................................        17,709.855      664,798      612,938
       Inverse S&P 500 Fund............................................................         3,478.539       16,755       15,270
       Japan Advantage Fund............................................................        17,692.933      526,323      480,010
       Large Cap Growth Fund...........................................................        10,098.301      273,730      269,422
       Large Cap Value Fund............................................................        49,397.689    1,570,983    1,569,858
       Leisure Fund....................................................................        34,517.881      835,905      904,023
       Mid Cap Advantage Fund..........................................................        26,522.170      784,749      641,837
       Mid-Cap Growth Fund.............................................................         2,376.786       74,102       69,711
       Mid-Cap Value Fund..............................................................        85,413.104    1,784,186    1,911,546
       Nova Fund.......................................................................       182,554.958    1,692,414    1,841,980
       OTC Fund........................................................................       153,804.877    2,268,462    2,367,057
       Precious Metals Fund............................................................        93,227.572    1,096,756    1,172,803
       Real Estate Fund................................................................        10,849.383      514,205      545,181
       Retailing Fund..................................................................         1,069.668       32,134       31,855
       Russell 2000 Advantage Fund.....................................................        19,728.661      807,694      811,637
       Sector Rotation Fund............................................................        21,402.021      303,606      288,285
       Small-Cap Growth Fund...........................................................        20,481.578      617,739      612,809
       Small-Cap Value Fund............................................................        25,169.868      733,680      719,858
       Technology Fund.................................................................         9,292.137      135,521      136,966
       Telecommunications Fund.........................................................        34,835.474      734,979      763,245
       Transportation Fund.............................................................        24,509.605      884,463      859,062
       U.S. Government Money Market Fund...............................................     5,769,122.556    5,769,123    5,769,123
       Utilities Fund..................................................................        52,436.674    1,111,689    1,173,533
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio........................................       158,342.783    1,840,126    2,650,658
       Global Technology Portfolio.....................................................        74,610.137      939,672    1,181,079
     Third Avenue Variable Series Trust:
       Value Portfolio.................................................................       155,587.591    4,252,719    4,642,733
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund..................................................        78,480.837      809,802      835,036
       Worldwide Bond Fund.............................................................       216,375.761    2,594,975    2,548,907
       Worldwide Emerging Markets Fund.................................................       451,129.480    8,090,188   11,269,215
       Worldwide Hard Assets Fund......................................................        96,465.123    2,687,862    3,155,374
       Worldwide Real Estate Fund......................................................       143,923.223    2,327,920    2,710,074
     Wells Fargo Advantage VT Funds:
       Discovery Fund..................................................................       468,173.004    5,855,334    7,696,764
       Opportunity Fund................................................................       370,847.544    7,078,904    8,907,758
------------------------------------------------------------------------------------------------------------------------------------
         Total assets.................................................................................................  410,590,923
====================================================================================================================================
Payables:
     Amounts due to Jefferson National Life Insurance Company.........................................................          140
------------------------------------------------------------------------------------------------------------------------------------
         Net assets................................................................................................... $410,590,783
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================
                                                                                               UNIT                      SUB-ACCOUNT
                                                                                  UNITS        VALUE           VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
     Contract owners' deferred annuity reserves:
     Interest adjustment accounts:......................................                                 $ 1,082,380    $ 1,082,380
                                                                                                                        -----------
      40|86 Series Trust:
         Balanced Portfolio
            Base  ......................................................    777,484.139     $17.508650    13,612,698
            Base + GMWB/5 + GMIB........................................         95.621      12.706251         1,215     13,613,913
                                                                                                                        -----------
         Equity Portfolio
            Base  ......................................................    520,115.652      24.540455    12,763,875
            Base + GMIB.................................................        591.344      14.952687         8,842
            Base + GMWB/2 + GMIB........................................        162.707      14.725092         2,396     12,775,113
                                                                                                                        -----------
         Fixed Income Portfolio
            Base  ......................................................    541,872.659      14.170434     7,678,571      7,678,571
                                                                                                                        -----------
         Government Securities Portfolio
            Base  ......................................................    420,255.534      12.949027     5,441,900      5,441,900
                                                                                                                        -----------
         Money Market Portfolio
            Base  ......................................................    975,037.608      11.837525    11,542,032
            Base + GMWB/5...............................................      1,166.348      10.298342        12,011
            Base + GMWB/2 + GMIB........................................        772.419      10.157087         7,846     11,561,889
                                                                                                                        -----------
         Basic Value Fund
            Base  ......................................................     40,604.972      16.341551       663,548        663,548
                                                                                                                        -----------
         Core Equity Fund
            Base  ......................................................    183,632.196      10.860812     1,994,395      1,994,395
                                                                                                                        -----------
         Financial Services Fund
            Base  ......................................................     45,793.839      13.353606       611,513        611,513
                                                                                                                        -----------
      AIM Variable Insurance Funds:
         Global Health Care Fund
            Base  ......................................................     86,296.607      11.268947       972,472        972,472
                                                                                                                        -----------
         Global Real Estate Fund
            Base  ......................................................    199,878.694      30.971426     6,190,528
            Base + GMIB.................................................        169.126      21.702265         3,670
            Base + GMWB/2 + GMIB........................................        488.554      21.371999        10,441      6,204,639
                                                                                                                        -----------
         High Yield Fund
            Base  ......................................................    247,731.294      11.910599     2,950,628
            Base + GMIB.................................................        242.993      11.815648         2,871      2,953,499
                                                                                                                        -----------
         Mid Cap Core Equity Fund
            Base  ......................................................     34,421.815      16.081656       553,560        553,560
                                                                                                                        -----------
         Technology Fund
            Base  ......................................................     72,955.770       6.154687       449,020
            Base + GMWB/2 + GMIB........................................        100.776      11.058238         1,114        450,134
                                                                                                                        -----------
      The Alger American Fund:
         Growth Portfolio
            Base  ......................................................    882,394.534      14.072585    12,417,572     12,417,572
         Leveraged AllCap Portfolio
            Base  ......................................................    790,297.508      19.665932    15,541,937     15,541,937
                                                                                                                        -----------
         MidCap Growth Portfolio
            Base  ......................................................    607,690.703      21.224720    12,898,065
            Base + GMIB.................................................        528.853      13.157061         6,958     12,905,023
                                                                                                                        -----------
      The Alger American Fund:
         Small Capitalization Portfolio
            Base  ......................................................    506,126.174      12.650187     6,402,591
            Base + GMIB.................................................        126.943      15.737776         1,998
            Base + GMWB/2 + GMIB........................................        519.401      15.498125         8,050      6,412,639
                                                                                                                        -----------
      Alliance Variable Products Series Fund, Inc.:
         Growth and Income Portfolio
            Base  ......................................................     69,811.609      13.554140       946,236        946,236
                                                                                                                        -----------
      American Century Variable Portfolios, Inc.:
         Balanced Fund
            Base  ......................................................     37,216.003      11.457428       426,400        426,400
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================
                                                                                               UNIT                      SUB-ACCOUNT
                                                                                  UNITS        VALUE           VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
      American Century Variable Portfolios, Inc.: (continued)
         Income & Growth Fund
            Base  ......................................................    484,038.325     $15.049281   $ 7,284,429    $ 7,284,429
                                                                                                                        -----------
         Inflation Protection Fund
            Base  ......................................................     12,268.786      10.586665       129,886
            Base + GMIB.................................................        249.490      10.502234         2,620        132,506
                                                                                                                        -----------
         International Fund
            Base  ......................................................    414,395.759      15.486608     6,417,585
            Base + GMWB/2 + GMIB........................................         40.472      15.698355           635      6,418,220
                                                                                                                        -----------
         Value Fund
            Base  ......................................................    717,099.671      19.383520    13,899,916
            Base + GMIB.................................................        640.250      14.160421         9,066
            Base + GMWB/2 + GMIB........................................      3,557.731      13.944830        49,612     13,958,594
                                                                                                                        -----------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Base  ......................................................     13,665.744      12.966019       177,190        177,190
                                                                                                                        -----------
      The Dreyfus Socially Responsible Growth Fund, Inc.:
            Base  ......................................................    340,884.872      10.567646     3,602,351      3,602,351
                                                                                                                        -----------
      Dreyfus Stock Index Fund:
            Base  ......................................................  1,814,081.090      13.880632    25,180,592
            Base + GMWB/2 + GMIB........................................      1,953.900      13.009376        25,419     25,206,011
                                                                                                                        -----------
      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio
            Base  ......................................................    167,164.316      11.362805     1,899,456
            Base + GMWB/2 + GMIB........................................         95.983      12.866926         1,235      1,900,691
                                                                                                                        -----------
         International Value Portfolio
            Base  ......................................................    524,585.801      17.742459     9,307,442
            Base + GMWB/2 + GMIB........................................        528.533      16.148933         8,535      9,315,977
                                                                                                                        -----------
      Federated Insurance Series:
         Capital Income Fund II
            Base  ......................................................    252,261.568      10.084775     2,544,001      2,544,001
                                                                                                                        -----------
         High Income Bond Fund II
            Base  ......................................................    605,111.430      13.008882     7,871,823      7,871,823
                                                                                                                        -----------
         International Equity Fund II
            Base  ......................................................    244,867.781      15.583309     3,815,850
            Base + GMIB.................................................        378.608      14.567596         5,515      3,821,365
                                                                                                                        -----------
      Janus Aspen Series:
         Growth and Income Portfolio
            Base  ......................................................    382,128.002      15.982248     6,107,264
            Base + GMWB/2...............................................         90.789      13.289647         1,207
            Base + GMWB/2 + GMIB........................................        956.904      13.167935        12,600      6,121,071
                                                                                                                        -----------
         International Growth Portfolio
            Base  ......................................................    219,976.193      32.030888     7,046,033
            Base + GMWB/2 + GMIB........................................         57.214      22.447758         1,284      7,047,317
                                                                                                                        -----------
         Large Cap Growth Portfolio
            Base  ......................................................  1,420,566.255      12.320629    17,502,270
            Base + GMWB/2 + GMIB........................................        104.738      11.628466         1,218     17,503,488
                                                                                                                        -----------
         Mid Cap Growth Portfolio
            Base  ......................................................    944,029.881      16.051977    15,153,546
            Base + GMWB/5...............................................        124.293      14.871556         1,848     15,155,394
                                                                                                                        -----------
         Worldwide Growth Portfolio
            Base  ......................................................    941,152.304      13.845431    13,030,659     13,030,659
                                                                                                                        -----------
      Lazard Retirement Series, Inc.:
         Emerging Markets Portfolio
            Base  ......................................................    148,728.497      22.509795     3,347,848      3,347,848
                                                                                                                        -----------
         Equity Portfolio
            Base  ......................................................    110,458.467      13.803665     1,524,732
            Base + GMWB/2 + GMIB........................................      1,048.908      13.153046        13,796      1,538,528
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================
                                                                                               UNIT                      SUB-ACCOUNT
                                                                                  UNITS        VALUE           VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
      Lazard Retirement Series, Inc.: (continued)
         International Equity Portfolio
            Base  ......................................................     36,324.877     $14.888023   $   540,806
            Base + GMIB.................................................        439.384      14.769333         6,489    $   547,295
                                                                                                                        -----------
         Small Cap Portfolio
            Base  ......................................................    389,831.606      19.687281     7,674,724      7,674,724
                                                                                                                        -----------
      Legg Mason Partners Variable Portfolios I, Inc.:
         Aggressive Growth Fund
            Base  ......................................................      3,671.745      12.874873        47,273         47,273
                                                                                                                        -----------
         All Cap Fund
            Base  ......................................................      5,584.805      12.784889        71,401         71,401
                                                                                                                        -----------
         Global High Yield Bond Fund
            Base  ......................................................     17,474.087      11.512250       201,166        201,166
                                                                                                                        -----------
         Large Cap Growth Fund
            Base  ......................................................      5,157.790      10.582583        54,583         54,583
                                                                                                                        -----------
         Strategic Bond Fund
            Base  ......................................................    133,002.510      11.107146     1,477,278      1,477,278
                                                                                                                        -----------
         Total Return Fund
            Base  ......................................................      3,622.831      11.981408        43,407         43,407
                                                                                                                        -----------
      Legg Mason Partners Investment Series:
         Government Portfolio
            Base  ......................................................       819.623       10.278797        8,425           8,425
                                                                                                                        -----------
      Lord Abbett Series Fund, Inc.:
         American's Value Portfolio
            Base  ......................................................     70,735.297      16.219380     1,147,283      1,147,283
                                                                                                                        -----------
         Growth and Income Portfolio
            Base  ......................................................  1,004,147.621      17.852221    17,926,265
            Base + GMIB.................................................      1,247.932      13.555974        16,917
            Base + GMWB/2 + GMIB........................................        941.127      13.349599        12,564     17,955,746
                                                                                                                        -----------
      Neuberger Berman Advisers Management Trust:
         Fasciano Portfolio
            Base  ......................................................     14,473.131      14.570762       210,885        210,885
                                                                                                                        -----------
         High Income Bond Portfolio
            Base  ......................................................      3,886.343      10.938735        42,512         42,512
                                                                                                                        -----------
         Limited Maturity Bond Portfolio
            Base  ......................................................    396,472.325      12.390307     4,912,414
            Base + GMWB/2 + GMIB........................................      1,987.957       9.994833        19,869      4,932,283
                                                                                                                        -----------
         Mid Cap Growth Portfolio
            Base  ......................................................    106,273.761      11.023424     1,171,501
            Base + GMIB.................................................        107.689      14.591457         1,571      1,173,072
                                                                                                                        -----------
         Partners Portfolio
            Base  ......................................................    305,357.730      15.259083     4,659,479      4,659,479
                                                                                                                        -----------
         Regency Portfolio
            Base  ......................................................    110,121.364      19.039155     2,096,618
            Base + GMWB/2 + GMIB........................................        160.477      14.614395         2,345      2,098,963
                                                                                                                        -----------
         Socially Responsive Portfolio
            Base  ......................................................     13,189.034      13.345136       176,009        176,009
                                                                                                                        -----------
      PIMCO Variable Insurance Trust:
         All Asset Fund
            Base  ......................................................        240.269      10.382672         2,495          2,495
                                                                                                                        -----------
         CommodityRealReturn Strategy Fund
            Base  ......................................................     12,605.056       9.515699       119,946        119,946
                                                                                                                        -----------
         Emerging Markets Bond Fund
            Base  ......................................................      1,851.036      10.732631        19,866         19,866
                                                                                                                        -----------
         Foreign Bond US Dollar-Hedged Fund
            Base  ......................................................      1,456.831      10.233546        14,909         14,909
                                                                                                                        -----------
         Global Bond Unhedged Fund
            Base  ......................................................      5,126.503      10.161256        52,092         52,092
                                                                                                                        -----------
         High Yield Fund
            Base  ......................................................      7,368.176      10.529202        77,581         77,581
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================
                                                                                               UNIT                      SUB-ACCOUNT
                                                                                  UNITS        VALUE           VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
      PIMCO Variable Insurance Trust: (continued)
         Money Market Fund
            Base ........................................................   275,627.218     $10.430336    $2,874,884
            Base + GMIB .................................................       129.023      10.347141         1,335
            Base + GMWB/5 + GMIB ........................................     1,676.884      10.251054        17,190    $2,893,409
                                                                                                                        ----------
         RealEstateRealReturn Strategy Fund
            Base ........................................................    25,956.142      11.852633       307,649       307,649
                                                                                                                        ----------
         Real Return Fund
            Base ........................................................   170,916.054      11.291640     1,929,923
            Base + GMIB .................................................       777.687      10.698224         8,320     1,938,243
                                                                                                                        ----------
         Short Term Fund
            Base ........................................................    46,067.513      10.406741       479,413       479,413
                                                                                                                        ----------
         StockPLUS Total Return Fund
            Base ........................................................     4,399.203      10.932062        48,092        48,092
                                                                                                                        ----------
         Total Return Fund
            Base ........................................................   336,580.594      10.819080     3,641,492
            Base + GMWB/5 ...............................................     1,597.246      10.684745        17,066
            Base + GMWB/2 + GMIB ........................................     1,292.273      10.538174        13,618     3,672,176
                                                                                                                        ----------
      Pioneer Variable Contracts Trust:
         Core Bond Portfolio
            Base ........................................................     7,482.230      10.196640        76,294        76,294
                                                                                                                        ----------
         Equity Income Portfolio
            Base ........................................................   428,274.510      13.103035     5,611,696     5,611,696
                                                                                                                        ----------
         Fund Portfolio
            Base ........................................................   248,782.545      11.139486     2,771,310     2,771,310
                                                                                                                        ----------
         High Yield Portfolio
            Base ........................................................    70,944.908      11.148809       790,951       790,951
                                                                                                                        ----------
         International Value Portfolio
            Base ........................................................    40,617.955      10.048534       408,151       408,151
                                                                                                                        ----------
         Mid Cap Value Portfolio
            Base ........................................................    18,510.350      12.072593       223,468       223,468
                                                                                                                        ----------
      Royce Capital Fund:
         Micro-Cap Portfolio
            Base ........................................................   104,399.995      21.769925     2,272,780
            Base + GMIB .................................................       127.549      14.871952         1,897     2,274,677
                                                                                                                        ----------
         Small-Cap Portfolio
            Base ........................................................   193,462.825      20.939368     4,050,989
            Base + GMIB .................................................       193.786      15.155302         2,937
            Base + GMWB/2 + GMIB ........................................     2,961.509      14.924618        44,199     4,098,125
                                                                                                                        ----------
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund
            Base ........................................................    12,872.527      12.481333       160,666       160,666
                                                                                                                        ----------
         CLS AdvisorOne Clermont Fund
            Base ........................................................     4,088.652      11.250083        45,998        45,998
                                                                                                                        ----------
         Banking Fund
            Base ........................................................    17,365.172      12.176934       211,455       211,455
                                                                                                                        ----------
         Basic Materials Fund
            Base ........................................................   126,227.756      15.302098     1,931,549
            Base + GMIB .................................................       271.152      15.180131         4,116     1,935,665
                                                                                                                        ----------
         Biotechnology Fund
            Base ........................................................     7,976.488       9.623683        76,763        76,763
                                                                                                                        ----------
         Consumer Products Fund
            Base ........................................................    17,777.699      11.832029       210,346       210,346
                                                                                                                        ----------
         Dynamic Dow Fund
            Base ........................................................    35,616.487      13.478114       480,043       480,043
                                                                                                                        ----------
         Dynamic OTC Fund
            Base ........................................................    35,798.182      11.975261       428,693       428,693
         Dynamic S&P 500 Fund
            Base ........................................................    30,943.680      14.374860       444,811       444,811
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================
                                                                                               UNIT                      SUB-ACCOUNT
                                                                                  UNITS        VALUE           VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Electronics Fund
            Base ........................................................     2,270.072     $ 9.418135    $   21,380    $   21,380
                                                                                                                        ----------
         Energy Fund
            Base ........................................................    88,835.683      18.239351     1,620,305
            Base + GMIB .................................................       219.197      18.093991         3,966
            Base + GMWB/5 ...............................................        95.457      18.069873         1,725
            Base + GMWB/2 + GMIB ........................................        63.101      17.854462         1,127     1,627,123
                                                                                                                        ----------
         Energy Services Fund
            Base ........................................................   104,799.886      19.342935     2,027,137
            Base + GMIB .................................................       212.430      19.188753         4,076     2,031,213
                                                                                                                        ----------
         Europe Advantage Fund
            Base ........................................................    66,691.344      16.124456     1,075,362     1,075,362
                                                                                                                        ----------
         Financial Services Fund
            Base ........................................................    31,423.521      13.459507       422,945       422,945
                                                                                                                        ----------
         Government Long Bond Advantage Fund
            Base ........................................................    57,846.684      10.487140       606,646       606,646
                                                                                                                        ----------
         Health Care Fund
            Base ........................................................    71,955.138      11.376103       818,569       818,569
                                                                                                                        ----------
         Internet Fund
            Base ........................................................     3,426.934      11.771984        40,342        40,342
                                                                                                                        ----------
         Inverse Dynamic Dow Fund
            Base ........................................................    25,674.610       6.734463       172,905
            Base + GMIB .................................................    14,755.759       6.685508        98,650       271,555
                                                                                                                        ----------
         Inverse Government Long Bond Fund
            Base ........................................................    12,068.800       8.630887       104,164       104,164
                                                                                                                        ----------
         Inverse Mid-Cap Fund
            Base ........................................................     5,230.560       7.508669        39,275        39,275
                                                                                                                        ----------
         Inverse OTC Fund
            Base ........................................................    86,347.976       8.383409       723,890
            Base + GMWB/5 ...............................................       212.941       8.305458         1,769
            Base + GMWB/2 + GMIB ........................................       140.766       8.206348         1,155       726,814
                                                                                                                        ----------
         Inverse Russell 2000 Fund
            Base ........................................................    72,179.581       7.020387       506,729
            Base + GMIB .................................................    15,239.446       6.969362       106,209       612,938
                                                                                                                        ----------
         Inverse S&P 500 Fund
            Base ........................................................     2,409.568       6.337426        15,270        15,270
                                                                                                                        ----------
         Japan Advantage Fund
            Base ........................................................    36,462.995      12.696188       462,941
            Base + GMIB .................................................     1,355.206      12.594935        17,069       480,010
                                                                                                                        ----------
         Large Cap Growth Fund
            Base ........................................................    24,622.983      10.941908       269,422       269,422
                                                                                                                        ----------
         Large Cap Value Fund
            Base ........................................................   117,922.674      13.312609     1,569,858     1,569,858
                                                                                                                        ----------
         Leisure Fund
            Base ........................................................    68,783.872      13.142953       904,023       904,023
                                                                                                                        ----------
         Mid Cap Advantage Fund
            Base ........................................................    29,334.472      21.879945       641,837       641,837
                                                                                                                        ----------
         Mid-Cap Growth Fund
            Base ........................................................     5,638.362      12.363718        69,711        69,711
                                                                                                                        ----------
         Mid-Cap Value Fund
            Base ........................................................   136,938.601      13.959144     1,911,546     1,911,546
                                                                                                                        ----------
         Nova Fund
            Base ........................................................   136,206.101      13.523473     1,841,980     1,841,980
                                                                                                                        ----------
         OTC Fund
            Base ........................................................   161,650.575      14.643047     2,367,057     2,367,057
                                                                                                                        ----------
         Precious Metals Fund
            Base ........................................................    71,526.025      16.354341     1,169,761
            Base + GMWB/5 ...............................................       113.572      16.202267         1,840
            Base + GMWB/2 + GMIB ........................................        75.077      16.008959         1,202     1,172,803
                                                                                                                        ----------


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================
                                                                                              UNIT                       SUB-ACCOUNT
                                                                                  UNITS       VALUE           VALUE         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Real Estate Fund

            Base ........................................................    29,569.813    $18.214588    $    538,602
            Base + GMIB .................................................       364.090     18.069461           6,579  $    545,181
                                                                                                                       ------------
         Retailing Fund
            Base ........................................................     2,645.438     12.041386          31,855        31,855
                                                                                                                       ------------
         Russell 2000 Advantage Fund
            Base ........................................................    33,735.888     23.848931         804,565
            Base + GMIB .................................................       126.324     15.454504           1,952
            Base + GMWB/2 + GMIB ........................................       336.395     15.219235           5,120       811,637
                                                                                                                       ------------
         Sector Rotation Fund
            Base ........................................................    17,154.128     16.805598         288,285       288,285
                                                                                                                       ------------
         Small-Cap Growth Fund
            Base ........................................................    47,772.355     12.827688         612,809       612,809
                                                                                                                       ------------
         Small-Cap Value Fund
            Base ........................................................    52,117.167     13.812301         719,858       719,858
                                                                                                                       ------------
         Technology Fund
            Base ........................................................    12,328.853     11.109404         136,966       136,966
                                                                                                                       ------------
         Telecommunications Fund
            Base ........................................................    59,945.976     12.732218         763,245       763,245
                                                                                                                       ------------
         Transportation Fund
            Base ........................................................    60,371.929     14.229489         859,062       859,062
                                                                                                                       ------------
         U.s. Government Money Market Fund
            Base ........................................................   577,681.393      9.986686       5,769,123     5,769,123
                                                                                                                       ------------
         Utilities Fund
            Base ........................................................    78,265.621     14.994230       1,173,533     1,173,533
                                                                                                                       ------------
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Base ........................................................   370,590.665      7.152523       2,650,658     2,650,658
                                                                                                                       ------------
         Global Technology Portfolio
            Base ........................................................   200,435.802      5.892553       1,181,079     1,181,079
                                                                                                                       ------------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Base ........................................................   220,576.476     20.971191       4,625,751
            Base + GMIB .................................................       598.492     15.494653           9,273
            Base + GMWB/2 + GMIB ........................................       178.838     15.258783           2,729     4,637,753
                                                                                                                       ------------
      Van Eck Worldwide Insurance Trust:
         Worldwide Absolute Return Fund
            Base ........................................................    79,104.908     10.332341         817,339
            Base + GMWB/2 ...............................................     1,743.176     10.152366          17,697       835,036
                                                                                                                       ------------
         Worldwide Bond Fund
            Base ........................................................   177,771.815     14.214119       2,526,870
            Base + GMWB/2 + GMIB ........................................     2,027.554     10.868637          22,037     2,548,907
                                                                                                                       ------------
         Worldwide Emerging Markets Fund
            Base ........................................................   471,737.078     23.887382      11,268,564
            Base + GMWB/2 ...............................................        28.258     23.036505             651    11,269,215
                                                                                                                       ------------
         Worldwide Hard Assets Fund
            Base ........................................................   124,633.115     25.135306       3,132,691
            Base + GMWB/2 + GMIB ........................................       982.279     23.092506          22,683     3,155,374
                                                                                                                       ------------
         Worldwide Real Estate Fund
            Base ........................................................   103,295.123     26.236223       2,710,074     2,710,074
                                                                                                                       ------------
      Wells Fargo Advantage VT Funds:
         Discovery Fund
            Base ........................................................   599,549.507     12.837579       7,696,764     7,696,764
                                                                                                                       ------------
         Opportunity Fund
            Base ........................................................   460,555.602     19.341331       8,907,758     8,907,758
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' deferred annuity reserves                     $410,527,578  $410,527,578
===================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

================================================================================================
                                                                                         VALUE
------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' annuity payment reserves: (base contract only)
      40|86 Series Trust:
         Money Market Portfolio ................................................   $      2,531
      AIM Variable Insurance Funds:
         Basic Value Fund ......................................................          1,942
         Core Equity Fund ......................................................          2,871
         Financial Services Fund ...............................................          3,019
         Global Real Estate Fund ...............................................          5,343
      American Century Variable Portfolios, Inc.:
         International Fund ....................................................          2,581
         Value Fund ............................................................          3,056
      Lord Abbett Series Fund, Inc.:
         Growth and Income Portfolio ...........................................          2,963
      Pioneer Variable Contracts Trust:
         Equity Income .........................................................          2,102
      Third Avenue Variable Series Trust:
         Value Portfolio .......................................................          4,980
-----------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' annuity payment reserves         31,388
-----------------------------------------------------------------------------------------------
Net assets attributable to contract owners' death payment reserves:
      PIMCO Variable Insurance Trust:
         Money Market Portfolio ................................................         31,817
-----------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' death benefit reserves .         31,817
-----------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' reserves ............   $410,590,783
===============================================================================================


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006


====================================================================================================================================

                                                                                         40|86 SERIES TRUST
                                                                   -----------------------------------------------------------------
                                                                                              FIXED       GOVERNMENT        HIGH
                                                                   BALANCED      EQUITY       INCOME      SECURITIES      YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .......................................    $   258,361  $    70,367  $   432,489   $   235,087   $   131,643
Expenses:
   Mortality and expense risk fees ...........................        162,832      156,625      105,454        69,521        24,712
   Administrative fees .......................................         35,398       34,048       22,925        15,114         5,373
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................        198,230      190,673      128,379        84,635        30,085
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................         60,131     (120,306)     304,110       150,452       101,558
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........................        584,834    1,677,892     (101,676)     (121,392)     (473,336)
   Net realized short-term capital gain
      distributions  from investments in portfolio shares ....             --           --           --            --            --
   Net realized long-term capital gain
      distributions from investments in portfolio shares .....             --    1,527,161           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
             in portfolio shares .............................        584,834    3,205,053     (101,676)     (121,392)     (473,336)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares .........        881,906   (1,400,439)      39,734        75,999       400,290
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
                from operations ..............................    $ 1,526,871  $ 1,684,308  $   242,168   $   105,059   $    28,512
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006


====================================================================================================================================

                                                                                         40|86 SERIES TRUST
                                                                   -----------------------------------------------------------------
                                                                                              FIXED       GOVERNMENT        HIGH
                                                                   BALANCED      EQUITY       INCOME      SECURITIES      YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................    $    60,131  $  (120,306) $   304,110   $   150,452   $   101,558
   Net realized gain (loss) on investments in portfolio shares        584,834    3,205,053     (101,676)     (121,392)     (473,336)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................        881,906   (1,400,439)      39,734        75,999       400,290
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations      1,526,871    1,684,308      242,168       105,059        28,512
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......        179,643       67,170       21,844        12,314         6,135
   Contract redemptions ......................................     (2,365,377)  (2,527,926)  (2,343,962)   (1,373,129)     (508,204)
   Net transfers (including mortality transfers) .............       (740,643)  (1,273,410)    (688,397)     (569,591)   (3,516,176)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions .............................     (2,926,377)  (3,734,166)  (3,010,515)   (1,930,406)   (4,018,245)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ............     (1,399,506)  (2,049,858)  (2,768,347)   (1,825,347)   (3,989,733)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................     15,013,419   14,824,971   10,446,918     7,267,247     3,989,733
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................    $13,613,913  $12,775,113  $ 7,678,571   $ 5,441,900          $ --
====================================================================================================================================

a) For the period January 1, 2006 through August 31, 2006 (liquidation of fund).
b) For the period April 28, 2006 (inception of fund) through Dec 31, 2006.
c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).
d) Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

   The accompanying notes are an integral part of these financial statements.


====================================================================================================================================
   40|86
SERIES TRUST
 (CONTINUED)                                             AIM VARIABLE INSURANCE FUNDS
------------    --------------------------------------------------------------------------------------------------------------------
                                                                                             GLOBAL
   MONEY                           CORE         CORE           FINANCIAL        GLOBAL        REAL            HIGH        MID CAP
   MARKET        BASIC VALUE    EQUITY (b)    STOCK (c)        SERVICES       HEALTH CARE   ESTATE (d)        YIELD     CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$   720,632     $      827     $   11,030   $    21,887       $    9,973           $ --    $    59,231     $  232,340    $   4,211



    184,350          8,635         14,989         7,773            7,358         23,881         60,590         29,394        6,477
     40,075          1,877          3,259         1,690            1,599          5,191         13,172          6,390        1,408
------------------------------------------------------------------------------------------------------------------------------------

    224,425         10,512         18,248         9,463            8,957         29,072         73,762         35,784        7,885
------------------------------------------------------------------------------------------------------------------------------------
    496,207         (9,685)        (7,218)       12,424            1,016        (29,072)       (14,531)       196,556       (3,674)
------------------------------------------------------------------------------------------------------------------------------------



         --         55,013         10,947       340,023           45,975        266,348      1,008,514         37,173       15,684

         --          1,812             --            --               --             --         29,124             --        7,489

         --         26,941             --            --            3,852             --        175,432             --       52,638
------------------------------------------------------------------------------------------------------------------------------------

         --         83,766         10,947       340,023           49,827        266,348      1,213,070         37,173       75,811
------------------------------------------------------------------------------------------------------------------------------------


         --         (7,880)       150,485      (229,130)          39,312       (190,902)       651,625          1,823      (24,489)
------------------------------------------------------------------------------------------------------------------------------------
$   496,207     $   66,201     $  154,214   $   123,317       $   90,155    $    46,374    $ 1,850,164     $  235,552    $  47,648
====================================================================================================================================



====================================================================================================================================
   40|86
SERIES TRUST
 (CONTINUED)                                             AIM VARIABLE INSURANCE FUNDS
------------    --------------------------------------------------------------------------------------------------------------------
                                                                                             GLOBAL
   MONEY                           CORE         CORE           FINANCIAL        GLOBAL        REAL            HIGH        MID CAP
   MARKET        BASIC VALUE    EQUITY (b)    STOCK (c)        SERVICES       HEALTH CARE   ESTATE (d)        YIELD     CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$   496,207     $   (9,685)    $   (7,218)  $    12,424       $    1,016    $   (29,072)   $   (14,531)    $  196,556    $  (3,674)
         --         83,766         10,947       340,023           49,827        266,348      1,213,070         37,173       75,811

         --         (7,880)       150,485      (229,130)          39,312       (190,902)       651,625          1,823      (24,489)
------------------------------------------------------------------------------------------------------------------------------------

    496,207         66,201        154,214       123,317           90,155         46,374      1,850,164        235,552       47,648
------------------------------------------------------------------------------------------------------------------------------------



    168,156            560          5,106         1,995            1,926          3,280         14,494          1,984           48
 (6,330,666)       (72,435)      (257,262)     (172,391)         (63,719)      (447,392)      (762,421)      (506,680)     (34,054)
    367,072       (166,903)     2,095,208    (2,007,466)        (102,978)    (1,280,239)        30,615        342,611       (3,419)
------------------------------------------------------------------------------------------------------------------------------------


 (5,795,438)      (238,778)     1,843,052    (2,177,862)        (164,771)    (1,724,351)      (717,312)      (162,085)     (37,425)
------------------------------------------------------------------------------------------------------------------------------------
 (5,299,231)      (172,577)     1,997,266    (2,054,545)         (74,616)    (1,677,977)     1,132,852         73,467       10,223
------------------------------------------------------------------------------------------------------------------------------------

 16,863,651        838,067             --     2,054,545          689,148      2,650,449      5,077,130      2,880,032      543,337
------------------------------------------------------------------------------------------------------------------------------------

$11,564,420     $  665,490     $1,997,266   $        --       $  614,532    $   972,472    $ 6,209,982     $2,953,499    $ 553,560
====================================================================================================================================


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                     AIM
                                                                   VARIABLE
                                                                INSURANCE FUNDS
                                                                  (CONTINUED)                 THE ALGER AMERICAN FUND
                                                                --------------- ---------------------------------------------------
                                                                                           LEVERAGED      MIDCAP        SMALL
                                                                  TECHNOLOGY    GROWTH       ALLCAP       GROWTH    CAPITALIZATION
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....     $     --  $    17,680  $        --   $        --   $        --
Expenses:
   Mortality and expense risk fees ...........................        4,544      158,969      175,782       162,415        76,750
   Administrative fees .......................................          987       34,558       38,214        35,308        16,685
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................        5,531      193,527      213,996       197,723        93,435
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................       (5,531)    (175,847)    (213,996)     (197,723)      (93,435)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
      in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........................       19,441     (451,423)   1,148,878       782,691       958,674
   Net realized short-term capital gain
      distributions from investments in portfolio shares .....           --           --           --     1,463,491            --
   Net realized long-term capital gain
      distributions from investments in portfolio shares .....           --           --           --       545,859            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ..............................       19,441     (451,423)   1,148,878     2,792,041       958,674
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares .........       21,276    1,034,464    1,554,958    (1,428,641)      182,956
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations  $ 35,186  $   407,194  $ 2,489,840   $ 1,165,677   $ 1,048,195
-----------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                     AIM
                                                                   VARIABLE
                                                                INSURANCE FUNDS
                                                                  (CONTINUED)                 THE ALGER AMERICAN FUND
                                                                --------------- ---------------------------------------------------
                                                                                           LEVERAGED      MIDCAP        SMALL
                                                                  TECHNOLOGY    GROWTH       ALLCAP       GROWTH    CAPITALIZATION
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................    $    (5,531) $  (175,847) $  (213,996)  $  (197,723)  $   (93,435)

   Net realized gain (loss) on investments
      in portfolio shares ....................................         19,441     (451,423)   1,148,878     2,792,041       958,674
   Net change in unrealized appreciation
      (depreciation)  of investments in portfolio shares .....         21,276    1,034,464    1,554,958    (1,428,641)      182,956
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations ..................................         35,186      407,194    2,489,840     1,165,677     1,048,195
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:

   Net contract purchase payments (including breakage) .......          6,430       31,456       72,924        34,363        17,615
   Contract redemptions ......................................        (46,980)  (2,472,931)  (2,684,457)   (2,278,242)   (1,208,842)
   Net transfers (including mortality transfers) .............         35,578   (1,308,251)    (599,066)   (2,360,359)      (77,648)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from contract owners' transactions ...............         (4,972)  (3,749,726)  (3,210,599)   (4,604,238)   (1,268,875)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ............         30,214   (3,342,532)    (720,759)   (3,438,561)     (220,680)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................        419,920   15,760,104   16,262,696    16,343,584     6,633,319
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................    $   450,134  $12,417,572  $15,541,937   $12,905,023   $ 6,412,639
===================================================================================================================================


A) FORMERLY POTOMAC INSURANCE TRUST AND POTOMAC DYNAMIC VP HY BOND PRIOR TO THEIR NAME CHANGES ON APRIL 28, 2006.

   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
  ALLIANCE
  VARIABLE                                                                                   DIREXION        DREYFUS
  PRODUCTS                                                                                  INSURANCE       INVESTMENT
   SERIES                          AMERICAN CENTURY VARIABLE PORTFOLIOS                      TRUST (a)      PORTFOLIOS
-------------   -----------------------------------------------------------------------    --------------  -----------
                                                                                                                           DREYFUS
                                                                                                                          SOCIALLY
  GROWTH AND                     INCOME &       INFLATION                                   DYNAMIC VP      SMALL CAP    RESPONSIBLE
   INCOME         BALANCED        GROWTH       PROTECTION   INTERNATIONAL      VALUE       HIGH YIELD (a)  STOCK INDEX      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$    11,818     $   16,389     $  133,823   $     6,833       $   93,609    $   199,742    $     1,812     $    1,174    $   4,542


      9,816          7,074         82,767         1,918           68,513        163,148            391          2,262       44,560
      2,134          1,537         17,993           417           14,894         35,467             85            492        9,687
------------------------------------------------------------------------------------------------------------------------------------
     11,950          8,611        100,760         2,335           83,407        198,615            476          2,754       54,247
------------------------------------------------------------------------------------------------------------------------------------
       (132)         7,778         33,063         4,498           10,202          1,127          1,336         (1,580)     (49,705)
------------------------------------------------------------------------------------------------------------------------------------


     17,031        (67,436)       454,923        (6,502)         587,233        857,274          3,468          8,683     (404,795)

         --          9,847             --            --               --        659,233             --          1,140           --

     42,968         45,086             --            --               --        600,768             --          5,518           --
------------------------------------------------------------------------------------------------------------------------------------
     59,999        (12,503)       454,923        (6,502)         587,233      2,117,275          3,468         15,341     (404,795)
------------------------------------------------------------------------------------------------------------------------------------

     69,910         25,837        563,267         2,211          654,339        116,712             --         15,648      722,933
------------------------------------------------------------------------------------------------------------------------------------
$   129,777     $   21,112     $1,051,253   $       207       $1,251,774    $ 2,235,114    $     4,804     $   29,409    $ 268,433
====================================================================================================================================


===================================================================================================================================
  ALLIANCE
  VARIABLE                                                                                   DIREXION        DREYFUS
  PRODUCTS                                                                                  INSURANCE       INVESTMENT
   SERIES                          AMERICAN CENTURY VARIABLE PORTFOLIOS                      TRUST (a)      PORTFOLIOS
-------------   -----------------------------------------------------------------------    --------------  -----------
                                                                                                                           DREYFUS
                                                                                                                          SOCIALLY
  GROWTH AND                     INCOME &       INFLATION                                   DYNAMIC VP      SMALL CAP    RESPONSIBLE
   INCOME         BALANCED        GROWTH       PROTECTION   INTERNATIONAL      VALUE       HIGH YIELD (a)  STOCK INDEX      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$      (132)    $    7,778     $   33,063   $     4,498       $   10,202    $     1,127    $     1,336     $   (1,580)   $ (49,705)

     59,999        (12,503)       454,923        (6,502)         587,233      2,117,275          3,468         15,341     (404,795)

     69,910         25,837        563,267         2,211          654,339        116,712             --         15,648      722,933
------------------------------------------------------------------------------------------------------------------------------------
    129,777         21,112      1,051,253           207        1,251,774      2,235,114          4,804         29,409      268,433
------------------------------------------------------------------------------------------------------------------------------------


        433          3,499         37,228           126           27,227         37,838             (3)            76       16,314
    (69,273)       (47,514)      (924,037)      (20,917)        (712,739)    (1,902,735)        (2,179)        (7,184)    (585,746)
     63,146        213,114       (544,671)       40,156          395,708     (2,398,334)        (2,622)       112,898     (200,871)
------------------------------------------------------------------------------------------------------------------------------------

     (5,694)       169,099     (1,431,480)       19,365         (289,804)    (4,263,231)        (4,804)       105,790     (770,303)
------------------------------------------------------------------------------------------------------------------------------------
    124,083        190,211       (380,227)       19,572          961,970     (2,028,117)            --        135,199     (501,870)
------------------------------------------------------------------------------------------------------------------------------------
    822,153        236,189      7,664,656       112,934        5,458,831     15,989,767             --         41,991    4,104,221
------------------------------------------------------------------------------------------------------------------------------------
$   946,236     $  426,400     $7,284,429   $   132,506       $6,420,801    $13,961,650    $        --     $  177,190    $3,602,351
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                    DREYFUS VARIABLE               FEDERATED
                                                                                    INVESTMENT FUNDS            INSURANCE SERIES
                                                                               ----------------------------  -----------------------

                                                                    DREYFUS                                                 HIGH
                                                                     STOCK      DISCIPLINED  INTERNATIONAL    CAPITAL       INCOME
                                                                     INDEX         STOCK         VALUE       INCOME II      BOND II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....    $   429,266  $    19,225   $   126,138   $   125,985     $658,861
Expenses:
   Mortality and expense risk fees ...........................        303,904       23,667       103,461        26,300       90,215
   Administrative fees .......................................         66,066        5,145        22,491         5,718       19,612
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................        369,970       28,812       125,952        32,018      109,827
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................         59,296       (9,587)          186        93,967      549,034
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
      in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ....................................      1,186,853      181,418       696,058       194,247      (72,580)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...................             --           --       182,432            --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...................             --           --       530,285            --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
             in portfolio shares .............................      1,186,853      181,418     1,408,775       194,247      (72,580)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................      2,134,376       91,924       276,956        23,595      228,822
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations $ 3,380,525  $   263,755   $ 1,685,917   $   311,809  $   705,276
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                    DREYFUS VARIABLE               FEDERATED
                                                                                    INVESTMENT FUNDS            INSURANCE SERIES
                                                                               ----------------------------  -----------------------

                                                                    DREYFUS                                                 HIGH
                                                                     STOCK      DISCIPLINED  INTERNATIONAL    CAPITAL       INCOME
                                                                     INDEX         STOCK         VALUE       INCOME II      BOND II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................    $    59,296  $    (9,587) $       186   $    93,967   $   549,034
   Net realized gain (loss) on investments in
      portfolio shares .......................................      1,186,853      181,418    1,408,775       194,247       (72,580)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ......      2,134,376       91,924      276,956        23,595       228,822
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
              from operations ................................      3,380,525      263,755    1,685,917       311,809       705,276
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......         75,654       11,865       18,509         5,959         5,948
   Contract redemptions ......................................     (4,390,025)    (495,786)  (1,492,721)     (336,066)   (1,080,275)
   Net transfers (including mortality transfers) .............     (1,871,286)    (106,727)     237,059       461,900       480,249
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from contract owners' transactions ...............     (6,185,657)    (590,648)  (1,237,153)      131,793      (594,078)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ............     (2,805,132)    (326,893)     448,764       443,602       111,198
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................     28,011,143    2,227,584    8,867,213     2,100,399     7,760,625
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................    $25,206,011  $ 1,900,691  $ 9,315,977   $ 2,544,001   $ 7,871,823
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
  FEDERATED
  INSURANCE
   SERIES
 (CONTINUED)                           JANUS ASPEN SERIES                                     LAZARD RETIREMENT SERIES PORTFOLIOS
-------------   ----------------------------------------------------------------------     ----------------------------------------
INTERNATIONAL     GROWTH AND   INTERNATIONAL  LARGE CAP         MID CAP      WORLDWIDE       EMERGING                  INTERNATIONAL
  EQUITY II        INCOME         GROWTH       GROWTH           GROWTH         GROWTH         MARKETS        EQUITY       EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
$     7,699     $  109,901     $  114,400   $    84,976       $       --    $   225,036    $    13,315     $    9,558    $   5,338


     45,032         75,319         63,975       205,930          178,957        150,433         37,098         17,998        4,878
      9,789         16,374         13,908        44,767           38,904         32,703          8,064          3,912        1,060
-----------------------------------------------------------------------------------------------------------------------------------
     54,821         91,693         77,883       250,697          217,861        183,136         45,162         21,910        5,938
-----------------------------------------------------------------------------------------------------------------------------------
    (47,122)        18,208         36,517      (165,721)        (217,861)        41,900        (31,847)       (12,352)        (600)
-----------------------------------------------------------------------------------------------------------------------------------


    417,226        897,149        908,805       364,104          647,952     (1,064,324)       687,024        294,013      (12,696)

         --             --             --            --               --             --         70,619             --        6,433

         --             --             --            --               --             --        104,082             --       15,777
-----------------------------------------------------------------------------------------------------------------------------------
    417,226        897,149        908,805       364,104          647,952     (1,064,324)       861,725        294,013        9,514
-----------------------------------------------------------------------------------------------------------------------------------
    250,270       (486,469)     1,005,232     1,463,084        1,308,795      2,997,275       (131,475)       (62,165)      19,814
-----------------------------------------------------------------------------------------------------------------------------------
$   620,374     $  428,888     $1,950,554   $ 1,661,467       $1,738,886    $ 1,974,851    $   698,403     $  219,496    $  28,728
===================================================================================================================================

====================================================================================================================================
  FEDERATED
  INSURANCE
   SERIES
 (CONTINUED)                           JANUS ASPEN SERIES                                     LAZARD RETIREMENT SERIES PORTFOLIOS
-------------   ----------------------------------------------------------------------     ----------------------------------------
INTERNATIONAL     GROWTH AND   INTERNATIONAL  LARGE CAP         MID CAP      WORLDWIDE       EMERGING                  INTERNATIONAL
  EQUITY II        INCOME         GROWTH       GROWTH           GROWTH         GROWTH         MARKETS        EQUITY       EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
$   (47,122)    $   18,208     $   36,517   $  (165,721)      $ (217,861)   $    41,900    $   (31,847)    $  (12,352)   $    (600)
    417,226        897,149        908,805       364,104          647,952     (1,064,324)       861,725        294,013        9,514

    250,270       (486,469)     1,005,232     1,463,084        1,308,795      2,997,275       (131,475)       (62,165)      19,814
-----------------------------------------------------------------------------------------------------------------------------------
    620,374        428,888      1,950,554     1,661,467        1,738,886      1,974,851        698,403        219,496       28,728
-----------------------------------------------------------------------------------------------------------------------------------

      4,803         34,195         14,285        81,191          111,005         59,471          4,734          1,219           50
   (710,495)      (982,725)    (1,007,535)   (2,966,904)      (2,205,597)    (2,300,907)      (366,348)      (350,151)     (53,383)
    (54,565)      (348,329)     2,494,355      (333,347)      (1,043,898)      (873,912)      (607,360)       118,032      372,928
-----------------------------------------------------------------------------------------------------------------------------------

   (760,257)    (1,296,859)     1,501,105    (3,219,060)      (3,138,490)    (3,115,348)      (968,974)      (230,900)     319,595
-----------------------------------------------------------------------------------------------------------------------------------
   (139,883)      (867,971)     3,451,659    (1,557,593)      (1,399,604)    (1,140,497)      (270,571)       (11,404)     348,323
-----------------------------------------------------------------------------------------------------------------------------------
  3,961,248      6,989,042      3,595,658    19,061,081       16,554,998     14,171,156      3,618,419      1,549,932      198,972
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,821,365     $6,121,071     $7,047,317   $17,503,488      $15,155,394    $13,030,659    $ 3,347,848     $1,538,528    $ 547,295
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================
                                                                    LAZARD
                                                                  RETIREMENT
                                                                    SERIES
                                                                   PORTFOLIO
                                                                  (CONTINUED)        LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                  -----------  ----------------------------------------------------
                                                                                                           GLOBAL
                                                                                AGGRESSIVE               HIGH YIELD      LARGE CAP
                                                                    SMALL CAP     GROWTH     ALL CAP       BOND (b)        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....    $        --  $        --  $       906   $    11,498   $        --
Expenses:

   Mortality and expense risk fees ...........................         93,006          465          480         2,537           902
   Administrative fees .......................................         20,219          101          104           551           196
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................        113,225          566          584         3,088         1,098
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................       (113,225)        (566)         322         8,410        (1,098)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
         in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........................        733,035       (1,851)       3,397         5,824        12,204
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...................        305,330           --          183            --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...................        324,652           --        2,225         1,150            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ..............................      1,363,017       (1,851)       5,805         6,974        12,204
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................       (143,496)       2,137          926         3,830        (2,332)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations ...............................    $ 1,106,296  $      (280) $     7,053   $    19,214   $     8,774

====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================
                                                                    LAZARD
                                                                  RETIREMENT
                                                                    SERIES
                                                                   PORTFOLIO
                                                                  (CONTINUED)        LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                  -----------  ----------------------------------------------------
                                                                                                           GLOBAL
                                                                                AGGRESSIVE               HIGH YIELD      LARGE CAP
                                                                    SMALL CAP     GROWTH     ALL CAP       BOND (b)        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................    $  (113,225) $      (566) $       322   $     8,410   $    (1,098)
   Net realized gain (loss) on investments
      in portfolio shares ....................................      1,363,017       (1,851)       5,805         6,974        12,204
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ......       (143,496)       2,137          926         3,830        (2,332)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
              from operations ................................      1,106,296         (280)       7,053        19,214         8,774
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......         32,046           66           --            --          (420)
   Contract redemptions ......................................       (977,420)        (504)        (242)      (31,603)       (4,700)
   Net transfers (including mortality transfers) .............       (914,282)      47,225       21,976       115,510       (23,794)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from contract owners' transactions ...............     (1,859,656)      46,787       21,734        83,907       (28,914)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ............       (753,360)      46,507       28,787       103,121       (20,140)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      8,428,084          766       42,614        98,045        74,723
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................    $ 7,674,724  $    47,273  $    71,401   $   201,166   $    54,583
===================================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.
b) Formerly High Yield Bond prior to its name change effective September 1, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                 LEGG MASON
                                  PARTNERS
   LEGG MASON PARTNERS           INVESTMENT                                                       NEUBERGER BERMAN
  VARIABLE PORTFOLIO (a)         SERIES (a)    LORD ABBETT SERIES FUND                       ADVISERS MANAGEMENT TRUST
--------------------------     ------------  -----------------------------  --------------------------------------------------------
                                                                                                            LIMITED
  STRATEGIC         TOTAL                    AMERICA'S          GROWTH AND                 HIGH INCOME      MATURITY       MIDCAP
    BOND           RETURN       GOVERNMENT     VALUE              INCOME       FASCIANO       BOND            BOND         GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
$    79,660     $      885     $      340   $    25,629       $  225,811    $        --    $     1,234     $  161,549    $      --


     20,761            466            438        11,734          207,859          2,758            414         64,493       10,698
      4,513            101             95         2,551           45,187            599             90         14,020        2,326
-----------------------------------------------------------------------------------------------------------------------------------
     25,274            567            533        14,285          253,046          3,357            504         78,513       13,024
-----------------------------------------------------------------------------------------------------------------------------------
     54,386            318           (193)       11,344          (27,235)        (3,357)           730         83,036      (13,024)
-----------------------------------------------------------------------------------------------------------------------------------


    (58,675)         1,737           (161)       47,654        1,199,936         10,002            973       (120,853)     127,871

         --             --             --         6,959           22,743             --             --             --           --

      1,881            773             --        14,406          582,362          4,799             --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
    (56,794)         2,510           (161)       69,019        1,805,041         14,801            973       (120,853)     127,871
-----------------------------------------------------------------------------------------------------------------------------------

     62,645          2,107            156        45,290          869,895        (15,585)           519        185,136      (13,984)
-----------------------------------------------------------------------------------------------------------------------------------
$    60,237     $    4,935     $     (198)  $   125,653       $2,647,701    $    (4,141)   $     2,222     $  147,319    $ 100,863
===================================================================================================================================

====================================================================================================================================
                                 LEGG MASON
                                  PARTNERS
   LEGG MASON PARTNERS           INVESTMENT                                                       NEUBERGER BERMAN
  VARIABLE PORTFOLIO (a)         SERIES (a)    LORD ABBETT SERIES FUND                       ADVISERS MANAGEMENT TRUST
--------------------------     ------------  -----------------------------  --------------------------------------------------------
                                                                                                            LIMITED
  STRATEGIC         TOTAL                    AMERICA'S          GROWTH AND                 HIGH INCOME      MATURITY       MIDCAP
    BOND           RETURN       GOVERNMENT     VALUE              INCOME       FASCIANO       BOND            BOND         GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
$    54,386     $      318     $     (193)  $    11,344       $  (27,235)   $    (3,357)   $       730     $   83,036    $ (13,024)

    (56,794)         2,510           (161)       69,019        1,805,041         14,801            973       (120,853)     127,871

     62,645          2,107            156        45,290          869,895        (15,585)           519        185,136      (13,984)
-----------------------------------------------------------------------------------------------------------------------------------
     60,237          4,935           (198)      125,653        2,647,701         (4,141)         2,222        147,319      100,863
-----------------------------------------------------------------------------------------------------------------------------------

     13,048             --             --           362           33,058            274             --          6,446        2,535
   (285,058)        (1,023)       (14,019)     (139,055)      (2,733,056)        (5,725)        (6,778)    (1,149,744)     (69,653)
    357,084          3,950       (221,080)      158,549            2,918         (5,243)        30,050       (558,318)     315,451
-----------------------------------------------------------------------------------------------------------------------------------

     85,074          2,927       (235,099)       19,856       (2,697,080)       (10,694)        23,272     (1,701,616)     248,333
-----------------------------------------------------------------------------------------------------------------------------------
    145,311          7,862       (235,297)      145,509          (49,379)       (14,835)        25,494     (1,554,297)     349,196
-----------------------------------------------------------------------------------------------------------------------------------
  1,331,967         35,545        243,722     1,001,774       18,008,088        225,720         17,018      6,486,580      823,876
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,477,278     $   43,407     $    8,425   $ 1,147,283       $17,958,709   $   210,885    $    42,512     $4,932,283    $1,173,072
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================
                                                                       NEUBERGER BERMAN ADVISERS                PIMCO VARIABLE
                                                                      MANAGEMENT TRUST (CONTINUED)             INSURANCE TRUST
                                                                  ------------------------------------    -------------------------
                                                                                                                      COMMODITYREAL-
                                                                                             SOCIALLY        ALL         RETURN
                                                                    PARTNERS     REGENCY    RESPONSIVE    ASSETS (a)   STRATEGY (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
   portfolio shares ..........................................    $    31,649  $     8,967  $       572   $        85   $     4,727
Expenses:
   Mortality and expense risk fees ...........................         56,930       29,570        3,648            22           894
   Administrative fees .......................................         12,377        6,428          792             5           194
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................         69,307       35,998        4,440            27         1,088
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................        (37,658)     (27,031)      (3,868)           58         3,639
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
      in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ....................................        534,609       53,602       16,378           170        (5,953)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...................         52,166       14,661          146             2           461
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...................        435,304      109,654        3,918             5            13
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
             in portfolio shares .............................      1,022,079      177,917       20,442           177        (5,479)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................       (513,669)     (12,429)       3,292           (25)       (9,166)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations $   470,752  $   138,457  $    19,866   $       210   $   (11,006)
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================
                                                                       NEUBERGER BERMAN ADVISERS                PIMCO VARIABLE
                                                                      MANAGEMENT TRUST (CONTINUED)             INSURANCE TRUST
                                                                  ------------------------------------    -------------------------
                                                                                                                      COMMODITYREAL-
                                                                                             SOCIALLY        ALL         RETURN
                                                                    PARTNERS     REGENCY    RESPONSIVE    ASSETS (a)   STRATEGY (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................    $   (37,658) $   (27,031) $    (3,868)  $        58   $     3,639
   Net realized gain (loss) on investments
      in portfolio shares ....................................      1,022,079      177,917       20,442           177        (5,479)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .....................       (513,669)     (12,429)       3,292           (25)       (9,166)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations        470,752      138,457       19,866           210       (11,006)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
        (including breakage) .................................         17,504        9,894        3,128            --           106
   Contract redemptions ......................................       (725,260)    (365,292)     (71,494)      (10,074)          (93)
   Net transfers (including mortality transfers) .............       (703,759)     520,073        1,030        12,359       130,939
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from contract owners' transactions ...............     (1,411,515)     164,675      (67,336)        2,285       130,952
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ............       (940,763)     303,132      (47,470)        2,495       119,946
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      5,600,242    1,795,831      223,479            --            --
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................    $ 4,659,479  $ 2,098,963  $   176,009   $     2,495   $   119,946
====================================================================================================================================

a) FOR THE PERIOD MAY 1, 2006 (INCEPTION OF FUND) THROUGH DECEMBER 31, 2006.

   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                     FOREIGN                                                REALESTATE-
  EMERGING        BOND US DOLLAR   GLOBAL BOND      HIGH          MONEY     REALRETURN        REAL        SHORT-        STOCKPLUS
MARKETS BOND (a)    HEDGED (a)     UNHEDGED (a)   YIELD (a)      MARKET     STRATEGY (a)     RETURN        TERM     TOTAL RETURN (a)
-----------------------------------------------------------------------------------------------------------------------------------
   $    728         $   306       $    974       $   3,277    $   89,220    $    11,357    $   114,215   $   28,614      $   407

        154             101            324             556        21,655            927         31,514        7,679          141
         34              22             70             121         4,708            202          6,851        1,669           31
-----------------------------------------------------------------------------------------------------------------------------------
        188             123            394             677        26,363          1,129         38,365        9,348          172
-----------------------------------------------------------------------------------------------------------------------------------
        540             183            580           2,600        62,857         10,228         75,850       19,266          235
-----------------------------------------------------------------------------------------------------------------------------------



         94               2            (75)            (95)           --          2,894       (110,960)      (2,072)          14

        243             152             --              --            --             --         52,989           --          158

         24              34             --              --            --             --             --           --          196
-----------------------------------------------------------------------------------------------------------------------------------
        361             188            (75)            (95)           --          2,894        (57,971)      (2,072)         368
-----------------------------------------------------------------------------------------------------------------------------------

        620             (99)           (25)          2,223            --          2,252        (45,957)       2,276        1,970
-----------------------------------------------------------------------------------------------------------------------------------
   $  1,521         $   272       $    480       $   4,728    $   62,857    $    15,374    $   (28,078)  $   19,470      $ 2,573
===================================================================================================================================


===================================================================================================================================
                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                     FOREIGN                                                REALESTATE-
  EMERGING        BOND US DOLLAR   GLOBAL BOND      HIGH          MONEY     REALRETURN        REAL        SHORT-        STOCKPLUS
MARKETS BOND (a)    HEDGED (a)     UNHEDGED (a)   YIELD (a)      MARKET     STRATEGY (a)     RETURN        TERM     TOTAL RETURN (a)
-----------------------------------------------------------------------------------------------------------------------------------

$       540     $      183     $      580   $     2,600       $   62,857    $    10,228    $    75,850     $   19,266    $     235

        361            188            (75)          (95)              --          2,894        (57,971)        (2,072)         368

        620            (99)           (25)        2,223               --          2,252        (45,957)         2,276        1,970
-----------------------------------------------------------------------------------------------------------------------------------
      1,521            272            480         4,728           62,857         15,374        (28,078)        19,470        2,573
------------------------------------------------------------------------------------------------------------------------------------



         --             --             --            --           72,563             24          6,759          1,452           --
       (174)            --         (1,355)       (1,933)        (365,581)        (8,820)      (479,901)      (285,238)          --
     18,519         14,637         52,967        74,786        2,211,471        301,071     (1,069,814)        88,160       45,519
-----------------------------------------------------------------------------------------------------------------------------------

     18,345         14,637         51,612        72,853        1,918,453        292,275     (1,542,956)      (195,626)      45,519
-----------------------------------------------------------------------------------------------------------------------------------
     19,866         14,909         52,092        77,581        1,981,310        307,649     (1,571,034)      (176,156)      48,092
-----------------------------------------------------------------------------------------------------------------------------------
         --             --             --            --          943,916             --      3,509,277        655,569           --
-----------------------------------------------------------------------------------------------------------------------------------
$    19,866     $   14,909     $   52,092   $    77,581       $2,925,226    $   307,649    $ 1,938,243     $  479,413    $  48,092
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                     PIMCO
                                                                   VARIABLE
                                                                   INSURANCE
                                                                     TRUST
                                                                  (CONTINUED)              PIONEER VARIABLE CONTRACTS TRUST
                                                                  -----------  -----------------------------------------------------
                                                                       TOTAL      CORE         EQUITY
                                                                      RETURN      BOND         INCOME     EUROPE (a)        FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .......................................    $   124,508  $     2,338  $    89,487   $     4,847   $    28,878
Expenses:
   Mortality and expense risk fees ...........................         32,134          616       41,922         2,536        30,199
   Administrative fees .......................................          6,986          134        9,114           551         6,566
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................         39,120          750       51,036         3,087        36,765
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................         85,388        1,588       38,451         1,760        (7,887)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
      in portfolio shares:
   Net realized gains (losses) on sales
      of investments in portfolio shares .....................        (83,195)         (18)     295,506        59,982       201,420
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...................         20,136           --           --            --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...................             --           --       44,701            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ..............................        (63,059)         (18)     340,207        59,982       201,420
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................         40,532          348      375,741        (4,667)      177,358
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations $    62,861  $     1,918  $   754,399   $    57,075   $   370,891
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                     PIMCO
                                                                   VARIABLE
                                                                   INSURANCE
                                                                     TRUST
                                                                  (CONTINUED)              PIONEER VARIABLE CONTRACTS TRUST
                                                                  -----------  -----------------------------------------------------
                                                                       TOTAL      CORE         EQUITY
                                                                      RETURN      BOND         INCOME     EUROPE (a)        FUND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................    $    85,388  $     1,588  $    38,451   $     1,760   $    (7,887)
   Net realized gain (loss) on investments
      in portfolio shares ....................................        (63,059)         (18)     340,207        59,982       201,420
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .....................         40,532          348      375,741        (4,667)      177,358
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
             from operations .................................         62,861        1,918      754,399        57,075       370,891
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......          6,705           --        4,554            16         7,907
   Contract redemptions ......................................       (438,607)          --     (552,257)      (12,569)     (260,611)
   Net transfers (including mortality transfers) .............      1,186,588       72,639    2,757,364      (160,881)       14,539
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from contract owners' transactions ...............        754,686       72,639    2,209,661      (173,434)     (238,165)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ............        817,547       74,557    2,964,060      (116,359)      132,726
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      2,854,629        1,737    2,649,738       116,359     2,638,584
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................    $ 3,672,176  $    76,294  $ 5,613,798          $ --   $ 2,771,310
------------------------------------------------------------------------------------------------------------------------------------


a) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).
b) For the period December 15, 2006 (inception of fund) through Dec 31, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                     ROYCE
     PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                 CAPITAL FUND                      RYDEX VARIABLE TRUST
-------------------------------------------------------     ------------------------    -------------------------------------------
  HIGH          INTERNATIONAL    MID CAP       MONEY                                    CLS ADVISORONE   CLS ADVISORONE
  YIELD           VALUE (b)       VALUE        MARKET        MICRO-CAP     SMALL-CAP       AMERIGO          CLERMONT      BANKING
----------------------------------------------------------------------------------------------------------------------------------
$     9,957     $       --     $       --   $       169     $    4,118    $     2,398    $       115     $      787      $   2,073

      2,239            168          2,519            49         25,731         47,358            599            170            869
        487             37            547            10          5,594         10,295            131             36            189
----------------------------------------------------------------------------------------------------------------------------------
      2,726            205          3,066            59         31,325         57,653            730            206          1,058
----------------------------------------------------------------------------------------------------------------------------------
      7,231           (205)        (3,066)          110        (27,207)       (55,255)          (615)           581          1,015
----------------------------------------------------------------------------------------------------------------------------------


       (670)            --        (31,753)           --        200,906        218,798             31            188          1,468

        420             --         15,293            --         18,755         58,886          1,616            475             --

        460             --         37,909            --        106,687        119,633          9,122          1,135             --
----------------------------------------------------------------------------------------------------------------------------------
        210             --         21,449            --        326,348        397,317         10,769          1,798          1,468
----------------------------------------------------------------------------------------------------------------------------------

     17,355          2,771          4,186            --         29,680        188,027         (3,847)          (293)         3,013
----------------------------------------------------------------------------------------------------------------------------------
$    24,796     $    2,566     $   22,569   $       110     $  328,821    $   530,089    $     6,307     $    2,086      $   5,496
===================================================================================================================================



====================================================================================================================================
                                                                     ROYCE
     PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                 CAPITAL FUND                      RYDEX VARIABLE TRUST
-------------------------------------------------------     ------------------------    -------------------------------------------
  HIGH          INTERNATIONAL    MID CAP       MONEY                                    CLS ADVISORONE   CLS ADVISORONE
  YIELD           VALUE (b)       VALUE        MARKET        MICRO-CAP     SMALL-CAP       AMERIGO          CLERMONT      BANKING
----------------------------------------------------------------------------------------------------------------------------------
$     7,231     $     (205)    $   (3,066)  $       110       $  (27,207)   $   (55,255)   $      (615)    $      581    $   1,015

        210             --         21,449            --          326,348        397,317         10,769          1,798        1,468

     17,355          2,771          4,186            --           29,680        188,027         (3,847)          (293)       3,013
----------------------------------------------------------------------------------------------------------------------------------
     24,796          2,566         22,569           110          328,821        530,089          6,307          2,086        5,496
----------------------------------------------------------------------------------------------------------------------------------

        132              6            119            --            5,320          3,992             18              7           48
    (17,715)          (132)       (43,557)           --         (301,226)      (607,879)        (4,057)        (1,023)      (2,831)
    782,507        405,711        114,943          (110)         788,451       (201,172)       155,516         41,296      140,002
----------------------------------------------------------------------------------------------------------------------------------

    764,924        405,585         71,505          (110)         492,545       (805,059)       151,477         40,280      137,219
----------------------------------------------------------------------------------------------------------------------------------
    789,720        408,151         94,074            --          821,366       (274,970)       157,784         42,366      142,715
----------------------------------------------------------------------------------------------------------------------------------
      1,231             --        129,394            --        1,453,311      4,373,095          2,882          3,632       68,740
----------------------------------------------------------------------------------------------------------------------------------
$   790,951     $  408,151     $  223,468          $ --       $2,274,677    $ 4,098,125    $   160,666     $   45,998    $ 211,455
===================================================================================================================================


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     BASIC                   CONSUMER       DYNAMIC       DYNAMIC
                                                                   MATERIALS  BIOTECHNOLOGY  PRODUCTS       DOW (a)       OTC (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
       portfolio shares ......................................    $    17,752  $        --  $     1,533   $     2,364   $       361
Expenses:
   Mortality and expense risk fees ...........................         11,671        2,791        1,873         2,148         4,968
   Administrative fees .......................................          2,537          607          407           467         1,080
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .........................................         14,208        3,398        2,280         2,615         6,048
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................          3,544       (3,398)        (747)         (251)       (5,687)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
       in portfolio shares:
   Net realized gains (losses) on sales
      of investments in portfolio shares .....................         49,726      (11,926)      13,694        25,640      (122,350)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...................          7,261           --        1,062        39,930            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...................         18,449           --          766         8,790            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
              in portfolio shares ............................         75,436      (11,926)      15,522        74,360      (122,350)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................        136,254       (6,493)       9,722          (694)      (26,519)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations $   215,234  $   (21,817) $    24,497   $    73,415   $  (154,556)
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     BASIC                   CONSUMER       DYNAMIC       DYNAMIC
                                                                   MATERIALS  BIOTECHNOLOGY  PRODUCTS       DOW (a)       OTC (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................    $     3,544  $    (3,398) $      (747)  $      (251)  $    (5,687)
   Net realized gain (loss) on investments
      in portfolio shares ....................................         75,436      (11,926)      15,522        74,360      (122,350)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .....................        136,254       (6,493)       9,722          (694)      (26,519)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations        215,234      (21,817)      24,497        73,415      (154,556)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......          4,044          541          317           (21)       10,774
   Contract redemptions ......................................       (118,135)     (19,453)     (55,678)      (39,882)     (234,269)
   Net transfers (including mortality transfers) .............        892,673     (292,190)      66,467       432,613       230,216
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from contract owners' transactions ...............        778,582     (311,102)      11,106       392,710         6,721
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ............        993,816     (332,919)      35,603       466,125      (147,835)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................        941,849      409,682      174,743        13,918       576,528
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .....................    $ 1,935,665  $    76,763  $   210,346   $   480,043   $   428,693
====================================================================================================================================

a) Formerly Long Dynamic Dow 30 prior to its name change effective May 1, 2006.
b) Formerly Velocity 100 prior to its name change effective May 1, 2006.
c) Formerly Titan 500 prior to its name change effective May 1, 2006.
d) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.
e) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             GOVERNMENT
  DYNAMIC                                       ENERGY          EUROPE        FINANCIAL       LONG BOND      HEALTH
S&P 500 (c)       ELECTRONICS      ENERGY      SERVICES       ADVANTAGE (d)   SERVICES       ADVANTAGE (e)    CARE         INTERNET
------------------------------------------------------------------------------------------------------------------------------------
$     7,207     $       --     $       --   $        --       $   18,708    $     3,603    $    25,728     $       --    $      --

      4,316          5,281         27,384        44,860            6,677          1,806          8,003         10,296          575
        939          1,148          5,953         9,752            1,451            393          1,740          2,238          125
------------------------------------------------------------------------------------------------------------------------------------
      5,255          6,429         33,337        54,612            8,128          2,199          9,743         12,534          700
------------------------------------------------------------------------------------------------------------------------------------
      1,952         (6,429)       (33,337)      (54,612)          10,580          1,404         15,985        (12,534)        (700)
------------------------------------------------------------------------------------------------------------------------------------



     48,965       (131,647)       258,123       795,415           59,903         14,711          6,409         56,439        1,909

     28,390             --        198,939        15,904           29,117         11,577             --         33,307           --

         --             --        245,210       280,209            1,327          1,272             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
     77,355       (131,647)       702,272     1,091,528           90,347         27,560          6,409         89,746        1,909
------------------------------------------------------------------------------------------------------------------------------------

     11,244            484       (485,849)     (790,167)          13,994           (186)       (24,465)       (46,441)       3,743
------------------------------------------------------------------------------------------------------------------------------------
$    90,551     $ (137,592)    $  183,086   $   246,749       $  114,921    $    28,778    $    (2,071)    $   30,771    $   4,952
===================================================================================================================================



===================================================================================================================================
                                                RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             GOVERNMENT
  DYNAMIC                                       ENERGY          EUROPE        FINANCIAL       LONG BOND      HEALTH
S&P 500 (c)       ELECTRONICS      ENERGY      SERVICES       ADVANTAGE (d)   SERVICES       ADVANTAGE (E)    CARE         INTERNET
------------------------------------------------------------------------------------------------------------------------------------
$     1,952     $   (6,429)    $  (33,337)  $   (54,612)      $   10,580    $     1,404    $    15,985     $  (12,534)   $    (700)


     77,355       (131,647)       702,272     1,091,528           90,347         27,560          6,409         89,746        1,909

     11,244            484       (485,849)     (790,167)          13,994           (186)       (24,465)       (46,441)       3,743
------------------------------------------------------------------------------------------------------------------------------------
     90,551       (137,592)       183,086       246,749          114,921         28,778         (2,071)        30,771        4,952
------------------------------------------------------------------------------------------------------------------------------------

        144           (113)         5,267        12,316               17            270            229          4,764            4
    (57,457)       (69,890)      (549,289)     (701,674)         (53,197)       (16,526)      (127,319)       (89,961)      (1,163)
    104,650        123,903       (811,091)   (1,458,004)         772,668        226,149        261,669        (69,644)     (91,132)
------------------------------------------------------------------------------------------------------------------------------------

     47,337         53,900     (1,355,113)   (2,147,362)         719,488        209,893        134,579       (154,841)     (92,291)
------------------------------------------------------------------------------------------------------------------------------------
    137,888        (83,692)    (1,172,027)   (1,900,613)         834,409        238,671        132,508       (124,070)     (87,339)
------------------------------------------------------------------------------------------------------------------------------------
    306,923        105,072      2,799,150     3,931,826          240,953        184,274        474,138        942,639      127,681
------------------------------------------------------------------------------------------------------------------------------------
$   444,811     $   21,380     $1,627,123   $ 2,031,213       $1,075,362    $   422,945    $   606,646     $  818,569    $  40,342
===================================================================================================================================


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                  INVERSE      INVERSE
                                                                  DYNAMIC     GOVERNMENT     INVERSE     INVERSE       INVERSE
                                                                  DOW (a)    LONG BOND (b)   MID-CAP     OTC (c)    RUSSELL 2000 (d)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments
       in portfolio shares ..................................   $   3,745     $   1,018     $    710   $  47,718      $  19,327
Expenses:
   Mortality and expense risk fees ..........................       1,856         5,973          353       8,577          4,418
   Administrative fees ......................................         403         1,299           77       1,864            961
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ........................................       2,259         7,272          430      10,441          5,379
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................       1,486        (6,254)         280      37,277         13,948
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales
      of investments in portfolio shares ....................      (3,293)       56,437       (2,516)    (67,557)      (124,760)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..................          --            --           --          --             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..................          --            --           --          --             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
             in portfolio shares ............................      (3,293)       56,437       (2,516)    (67,557)      (124,760)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .......................     (56,397)       (8,019)      (2,632)    (13,097)       (30,015)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
                operations ..................................   $ (58,204)    $  42,164     $ (4,868)  $ (43,377)     $(140,827)
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                 INVERSE      INVERSE
                                                                 DYNAMIC     GOVERNMENT      INVERSE     INVERSE        INVERSE
                                                                 DOW (a)    LONG BOND (b)    MID-CAP     OTC (c)    RUSSELL 2000 (d)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $   1,486    $   (6,254)     $    280    $  37,277     $  13,948
   Net realized gain (loss) on investments in portfolio
      shares ...............................................      (3,293)       56,437        (2,516)     (67,557)     (124,760)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................     (56,397)       (8,019)       (2,632)     (13,097)      (30,015)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................     (58,204)       42,164        (4,868)     (43,377)     (140,827)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....           5         3,434            --       18,500            --
   Contract redemptions ....................................      (2,529)      (78,090)       (1,285)     (53,952)      (56,462)
   Net transfers (including mortality transfers) ...........     315,784      (669,638)       45,428      700,228       206,159
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...........................     313,260      (744,294)       44,143      664,776       149,697
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..........     255,056      (702,130)       39,275      621,399         8,870
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      16,499       806,294            --      105,415       604,068
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...................   $ 271,555    $  104,164      $ 39,275    $ 726,814     $ 612,938
====================================================================================================================================

a) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Juno prior to its name change effective May 1, 2006.

c) Formerly Arktos prior to its name change effective May 1, 2006.

d) Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

e) Formerly Ursa prior to its name change effective May 1, 2006.

f) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

g) Formerly Medius prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                   RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

       INVERSE         JAPAN         LARGE CAP     LARGE CAP                 MID CAP         MID-CAP      MID-CAP
     S&P 500 (e)    ADVANTAGE (f)     GROWTH        VALUE       LEISURE    ADVANTAGE (g)     GROWTH        VALUE          NOVA
------------------------------------------------------------------------------------------------------------------------------------


     $   1,199       $   8,989       $      --    $   4,059    $      --    $   2,034       $      --     $  13,015     $  21,889

           454           4,775           3,112        7,167        9,966        8,771           1,380        14,175        19,324
            99           1,038             676        1,558        2,166        1,906             300         3,081         4,200
------------------------------------------------------------------------------------------------------------------------------------
           553           5,813           3,788        8,725       12,132       10,677           1,680        17,256        23,524
------------------------------------------------------------------------------------------------------------------------------------
           646           3,176          (3,788)      (4,666)     (12,132)      (8,643)         (1,680)       (4,241)       (1,635)
------------------------------------------------------------------------------------------------------------------------------------



        (5,167)         90,576            (783)      80,393      (20,923)      43,376           2,730       (93,241)      133,233

            --          40,763           3,604        4,937       20,880      117,518           6,581            --            --

            --           4,779             750        8,048       11,434       26,094           3,366            --            --
------------------------------------------------------------------------------------------------------------------------------------

        (5,167)        136,118           3,571       93,378       11,391      186,988          12,677       (93,241)      133,233
------------------------------------------------------------------------------------------------------------------------------------

          (124)       (117,652)          1,194        1,962      173,861     (155,234)         (3,770)      247,373       119,482
------------------------------------------------------------------------------------------------------------------------------------

     $  (4,645)      $  21,642       $     977    $  90,674    $ 173,120    $  23,111       $   7,227     $ 149,891     $ 251,080
====================================================================================================================================




====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

   INVERSE          JAPAN        LARGE CAP     LARGE CAP                      MID CAP       MID-CAP         MID-CAP
  S&P 500 (E)    ADVANTAGE (F)    GROWTH         VALUE         LEISURE      ADVANTAGE (g)    GROWTH          VALUE         NOVA
------------------------------------------------------------------------------------------------------------------------------------

 $       646     $     3,176    $   (3,788)   $    (4,666)   $   (12,132)   $    (8,643)   $    (1,680)   $    (4,241)  $    (1,635)

      (5,167)        136,118         3,571         93,378         11,391        186,988         12,677        (93,241)      133,233

        (124)       (117,652)        1,194          1,962        173,861       (155,234)        (3,770)       247,373       119,482
------------------------------------------------------------------------------------------------------------------------------------

      (4,645)         21,642           977         90,674        173,120         23,111          7,227        149,891       251,080
------------------------------------------------------------------------------------------------------------------------------------

         113              56         1,771            280          1,040           (867)            --          1,670         4,307
     (19,955)        (45,132)      (21,566)      (163,964)      (137,904)       (78,376)       (20,571)      (140,351)     (226,980)
      13,616        (360,945)      138,680      1,392,920       (101,348)       (15,925)      (640,906)     1,553,314       (64,545)
------------------------------------------------------------------------------------------------------------------------------------

      (6,226)       (406,021)      118,885      1,229,236       (238,212)       (95,168)      (661,477)     1,414,633      (287,218)
------------------------------------------------------------------------------------------------------------------------------------
     (10,871)       (384,379)      119,862      1,319,910        (65,092)       (72,057)      (654,250)     1,564,524       (36,138)
------------------------------------------------------------------------------------------------------------------------------------
      26,141         864,389       149,560        249,948        969,115        713,894        723,961        347,022     1,878,118
------------------------------------------------------------------------------------------------------------------------------------
 $    15,270     $   480,010    $  269,422    $ 1,569,858    $   904,023    $   641,837    $    69,711    $ 1,911,546   $ 1,841,980
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------


                                                                                PRECIOUS       REAL                    RUSSELL 2000
                                                                     OTC         METALS       ESTATE     RETAILING     ADVANTAGE (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $      --    $      --    $   9,433   $      --       $   2,330
Expenses:
   Mortality and expense risk fees ............................      29,175       12,739        4,570         355           9,893
   Administrative fees ........................................       6,342        2,770          993          77           2,150
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................      35,517       15,509        5,563         432          12,043
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................     (35,517)     (15,509)       3,870        (432)         (9,713)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................      16,206      139,949       48,578       2,248          80,938
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................          --           --        6,908         206              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................          --           --       11,423         714              --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ............................................      16,206      139,949       66,909       3,168          80,938
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................      84,664      (47,066)      25,351         684         (13,770)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .....................................   $  65,353    $  77,374    $  96,130   $   3,420       $  57,455
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------


                                                                                PRECIOUS       REAL                    RUSSELL 2000
                                                                     OTC         METALS       ESTATE     RETAILING     ADVANTAGE (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $   (35,517)   $   (15,509)  $   3,870    $    (432)     $   (9,713)
   Net realized gain (loss) on investments in portfolio
      shares ...............................................        16,206        139,949      66,909        3,168          80,938
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................        84,664        (47,066)     25,351          684         (13,770)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................        65,353         77,374      96,130        3,420          57,455
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....        13,488          6,960      23,606           --            (346)
   Contract redemptions ....................................      (403,178)      (213,172)    (31,942)     (10,277)        (94,220)
   Net transfers (including mortality transfers) ...........      (263,153)       210,755     126,745      (15,880)        361,942
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...........................      (652,843)         4,543     118,409      (26,157)        267,376
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..........      (587,490)        81,917     214,539      (22,737)        324,831
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     2,954,547      1,090,886     330,642       54,592         486,806
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...................   $ 2,367,057    $ 1,172,803   $ 545,181    $  31,855      $  811,637
====================================================================================================================================

a) Formerly Mekros prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                        SELIGMAN
                                     RYDEX VARIABLE TRUST (CONTINUED)                                                  PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 U.S.
                                                                                              GOVERNMENT             COMMUNICATIONS
     SECTOR      SMALL-CAP    SMALL-CAP                         TELE-                           MONEY                      AND
    ROTATION      GROWTH        VALUE       TECHNOLOGY     COMMUNICATIONS    TRANSPORTATION    MARKET     UTILITIES    INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

   $      --    $      --    $   7,047      $      --        $   9,023          $      --    $ 200,615    $  22,983     $      --

       4,420        1,480        7,228          1,095            2,773              7,250       61,437       11,390        29,885
         960          321        1,572            238              603              1,576       13,355        2,476         6,497
------------------------------------------------------------------------------------------------------------------------------------
       5,380        1,801        8,800          1,333            3,376              8,826       74,792       13,866        36,382
------------------------------------------------------------------------------------------------------------------------------------
      (5,380)      (1,801)      (1,753)        (1,333)           5,647             (8,826)     125,823        9,117       (36,382)
------------------------------------------------------------------------------------------------------------------------------------


      59,834      (12,546)      11,779          7,617            6,623             32,901           --      115,776       125,328

       1,342        1,783       31,719             --            8,834                 --           --           --            --

      12,260        5,298       42,063             --               --                 --           --       10,189            --
------------------------------------------------------------------------------------------------------------------------------------

      73,436       (5,465)      85,561          7,617           15,457             32,901           --      125,965       125,328
------------------------------------------------------------------------------------------------------------------------------------

     (44,956)       3,544      (12,054)          (795)          33,733            (44,456)          --       41,812       392,272
------------------------------------------------------------------------------------------------------------------------------------

   $  23,100    $  (3,722)   $  71,754      $   5,489        $  54,837          $ (20,381)   $ 125,823    $ 176,894     $ 481,218
====================================================================================================================================





====================================================================================================================================
                                                                                                                       SELIGMAN
                                    RYDEX VARIABLE TRUST (CONTINUED)                                                  PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                U.S.
                                                                                             GOVERNMENT              COMMUNICATIONS
     SECTOR      SMALL-CAP     SMALL-CAP                        TELE-                           MONEY                      AND
    ROTATION      GROWTH         VALUE      TECHNOLOGY     COMMUNICATIONS   TRANSPORTATION     MARKET     UTILITIES    INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

  $   (5,380)   $  (1,801)    $  (1,753)    $  (1,333)      $     5,647      $    (8,826)   $   125,823   $     9,117   $   (36,382)

      73,436       (5,465)       85,561         7,617            15,457           32,901             --       125,965       125,328

     (44,956)       3,544       (12,054)         (795)           33,733          (44,456)            --        41,812       392,272
------------------------------------------------------------------------------------------------------------------------------------

      23,100       (3,722)       71,754         5,489            54,837          (20,381)       125,823       176,894       481,218
------------------------------------------------------------------------------------------------------------------------------------

         305       13,862         2,648           272               923           (1,720)        33,444         2,244        14,920
     (93,157)     (36,084)     (122,411)       (5,701)          (31,434)         (85,790)      (964,807)     (297,548)     (227,101)
    (154,346)     477,228       737,251        53,599           617,396          610,796      2,526,651      (481,197)      (64,440)
------------------------------------------------------------------------------------------------------------------------------------

    (247,198)     455,006       617,488        48,170           586,885          523,286      1,595,288      (776,501)     (276,621)
------------------------------------------------------------------------------------------------------------------------------------
    (224,098)     451,284       689,242        53,659           641,722          502,905      1,721,111      (599,607)      204,597
------------------------------------------------------------------------------------------------------------------------------------
     512,383      161,525        30,616        83,307           121,523          356,157      4,048,012     1,773,140     2,446,061
------------------------------------------------------------------------------------------------------------------------------------
  $  288,285    $ 612,809     $ 719,858     $ 136,966       $   763,245      $   859,062    $ 5,769,123   $ 1,173,533   $ 2,650,658
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                    THIRD
                                                                    SELIGMAN       AVENUE
                                                                   PORTFOLIOS     VARIABLE              VAN ECK WORLDWIDE
                                                                   (CONTINUED)  SERIES TRUST          INSURANCE TRUST FUND
                                                                 -------------  ------------  --------------------------------------
                                                                     GLOBAL                    ABSOLUTE                  EMERGING
                                                                   TECHNOLOGY       VALUE       RETURN        BOND        MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $        --    $  50,302    $      --    $  260,985    $   61,654
Expenses:
   Mortality and expense risk fees ............................        13,835       46,211        5,143        33,299       116,888
   Administrative fees ........................................         3,008       10,046        1,118         7,239        25,410
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................................        16,843       56,257        6,261        40,538       142,298
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................       (16,843)      (5,955)      (6,261)      220,447       (80,644)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................        28,696      407,401       15,075      (164,031)    1,601,613
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................            --        2,345           --            --       112,645
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................            --      168,987        1,407            --       858,050
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ............................................        28,696      578,733       16,482      (164,031)    2,572,308
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       162,697      (92,340)      25,252        77,689       649,897
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .....................................   $   174,550    $ 480,438    $  35,473    $  134,105    $3,141,561
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                    THIRD
                                                                    SELIGMAN       AVENUE
                                                                   PORTFOLIOS     VARIABLE              VAN ECK WORLDWIDE
                                                                   (CONTINUED)  SERIES TRUST          INSURANCE TRUST FUND
                                                                 -------------  ------------  --------------------------------------
                                                                     GLOBAL                    ABSOLUTE                  EMERGING
                                                                   TECHNOLOGY       VALUE       RETURN        BOND        MARKETS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................    $   (16,843)    $    (5,955)  $  (6,261)   $  220,447   $   (80,644)
   Net realized gain (loss) on investments in portfolio
      shares ...............................................         28,696         578,733      16,482      (164,031)    2,572,308
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................        162,697         (92,340)     25,252        77,689       649,897
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................        174,550         480,438      35,473       134,105     3,141,561
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....          4,299          30,649       4,953       145,889        26,291
   Contract redemptions ....................................       (142,959)       (485,069)    (68,611)     (885,679)   (1,803,176)
   Net transfers (including mortality transfers) ...........         46,609       1,022,996     693,745       (91,941)      686,968
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...........................        (92,051)        568,576     630,087      (831,731)   (1,089,917)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..........         82,499       1,049,014     665,560      (697,626)    2,051,644
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      1,098,580       3,593,719     169,476     3,246,533     9,217,571
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...................    $ 1,181,079     $ 4,642,733   $ 835,036    $2,548,907   $11,269,215
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

=============================================================================================================

        VAN ECK WORLDWIDE
       INSURANCE TRUST FUND             WELLS FARGO
            (CONTINUED)              ADVANTAGE VT FUNDS        INTEREST ADJUSTMENT ACCOUNTS
   ---------------------------  -----------------------------  -----------------------------   --------------
       HARD           REAL                                                                        COMBINED
      ASSETS         ESTATE        DISCOVERY    OPPORTUNITY       1 YEAR        5 YEAR             TOTAL
--------------------------------------------------------------------------------------------   --------------

   $     2,981    $    39,893    $        --    $        --      $     --       $     --        $ 6,545,688

        40,731         32,398         92,562        107,975            --             --          4,802,584
         8,855          7,043         20,122         23,473            --             --          1,044,033
--------------------------------------------------------------------------------------------   --------------
        49,586         39,441        112,684        131,448            --             --          5,846,617
--------------------------------------------------------------------------------------------   --------------
       (46,605)           452       (112,684)      (131,448)           --             --            699,071
--------------------------------------------------------------------------------------------   --------------


     1,213,553        205,852        352,001        541,223            --             --         21,881,882

        84,655         57,839             --             --            --             --          3,871,440

       169,013        685,150             --      1,020,457            --             --          9,072,915
--------------------------------------------------------------------------------------------   --------------

     1,467,221        948,841        352,001      1,561,680            --             --         34,826,237
--------------------------------------------------------------------------------------------   --------------

      (635,389)      (234,527)       737,944       (503,308)           --             --         13,861,386
--------------------------------------------------------------------------------------------   --------------

   $   785,227    $   714,766    $   977,261    $   926,924      $     --       $     --        $49,386,694
============================================================================================   ==============




=============================================================================================================

        VAN ECK WORLDWIDE
       INSURANCE TRUST FUND             WELLS FARGO
            (CONTINUED)              ADVANTAGE VT FUNDS        INTEREST ADJUSTMENT ACCOUNTS
   ---------------------------  -----------------------------  -----------------------------   --------------
       HARD           REAL                                                                        COMBINED
      ASSETS         ESTATE        DISCOVERY    OPPORTUNITY       1 YEAR         5 YEAR            TOTAL
--------------------------------------------------------------------------------------------   --------------

   $   (46,605)   $       452    $  (112,684)   $  (131,448)     $       --     $      --       $     699,071

     1,467,221        948,841        352,001      1,561,680              --            --          34,826,237

      (635,389)      (234,527)       737,944       (503,308)             --            --          13,861,386
--------------------------------------------------------------------------------------------   --------------

       785,227        714,766        977,261        926,924              --            --          49,386,694
--------------------------------------------------------------------------------------------   --------------
         2,953         16,618         51,426         27,034              --            --           1,916,318
      (828,986)      (439,251)      (979,729)    (1,261,477)       (153,096)          (60)        (72,290,496)
      (651,776)        23,111       (531,360)      (907,314)        (22,066)       18,151            (162,253)
--------------------------------------------------------------------------------------------   --------------

    (1,477,809)      (399,522)    (1,459,663)    (2,141,757)       (175,162)       18,091         (70,536,431)
--------------------------------------------------------------------------------------------   --------------
      (692,582)       315,244       (482,402)    (1,214,833)       (175,162)       18,091         (21,149,737)
--------------------------------------------------------------------------------------------   --------------
     3,847,956      2,394,830      8,179,166     10,122,591       1,147,592        91,859         431,740,520
--------------------------------------------------------------------------------------------   --------------
   $ 3,155,374    $ 2,710,074    $ 7,696,764    $ 8,907,758      $  972,430     $ 109,950       $ 410,590,783
============================================================================================   ==============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                              ----------------------------------------------------------------------
                                                                                             FIXED                       GOVERNMENT
                                                               BALANCED       EQUITY         INCOME     FOCUS 20 (a)     SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .   $   263,196   $    70,213    $   501,957    $        --    $   284,428
Expenses:
   Mortality and expense risk fees .......................       182,651       167,932        131,483          4,070         88,293
   Administrative fees ...................................        39,707        36,506         28,584            884         19,194
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................       222,358       204,438        160,067          4,954        107,487
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................        40,838      (134,225)       341,890         (4,954)       176,941
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................       364,227     1,597,543         40,024       (111,836)      (107,198)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ....................            --            --             --             --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ....................            --     1,389,443             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................       364,227     2,986,986         40,024       (111,836)      (107,198)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................       248,838    (1,503,747)      (282,724)        12,755        (43,345)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ................................   $   653,903   $ 1,349,014    $    99,190    $  (104,035)   $    26,398
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                              ----------------------------------------------------------------------
                                                                                             FIXED                       GOVERNMENT
                                                               BALANCED       EQUITY         INCOME     FOCUS 20 (a)     SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................... $    40,838   $  (134,225)   $   341,890   $    (4,954)    $   176,941
   Net realized gain (loss) on investments in portfolio
      shares ...............................................     364,227     2,986,986         40,024      (111,836)       (107,198)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................     248,838    (1,503,747)      (282,724)       12,755         (43,345)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................     653,903     1,349,014         99,190      (104,035)         26,398
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....      65,588        94,548         18,692         1,003          80,878
   Contract redemptions ....................................  (2,117,168)   (1,908,356)    (1,713,199)      (65,052)     (1,043,041)
   Net transfers (including mortality transfers) ...........    (330,974)    1,026,176       (693,526)     (946,280)       (128,702)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...........................  (2,382,554)     (787,632)    (2,388,033)   (1,010,329)     (1,090,865)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..........  (1,728,651)      561,382     (2,288,843)   (1,114,364)     (1,064,467)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................  16,742,070    14,263,589     12,735,761     1,114,364       8,331,714
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ................... $15,013,419   $14,824,971    $10,446,918   $        --     $ 7,267,247
====================================================================================================================================

a)  For the period January 1, 2005 through May 31, 2005 (liquidation of fund).

===================================================================================================================================
 40|86 SERIES TRUST (CONTINUED)                                       AIM VARIABLE INSURANCE FUNDS
------------------------------  ---------------------------------------------------------------------------------------------------
       HIGH          MONEY                      CORE       FINANCIAL      GLOBAL          HIGH         MID CAP         GLOBAL
       YIELD        MARKET     BASIC VALUE     STOCK       SERVICES    HEALTH CARE (b)    YIELD      CORE EQUITY   REAL ESTATE (c)
-----------------------------------------------------------------------------------------------------------------------------------

   $  272,302    $  508,808    $      --     $   8,694    $   9,044      $      --      $ 260,871     $   1,538     $   54,556

       52,183       207,452       10,549        24,555        8,309         26,061         34,729         6,179         58,869
       11,344        45,098        2,293         5,338        1,807          5,665          7,550         1,343         12,797
-----------------------------------------------------------------------------------------------------------------------------------
       63,527       252,550       12,842        29,893       10,116         31,726         42,279         7,522         71,666
-----------------------------------------------------------------------------------------------------------------------------------
      208,775       256,258      (12,842)      (21,199)      (1,072)       (31,726)       218,592        (5,984)       (17,110)
-----------------------------------------------------------------------------------------------------------------------------------



      (91,048)           --       28,566        56,402       (3,885)        11,547         73,819        11,725        668,578

       59,790            --        3,793            --           --             --             --         3,588         56,189

      147,173            --        5,731            --           --             --             --        13,137         82,845
-----------------------------------------------------------------------------------------------------------------------------------

      115,915            --       38,090        56,402       (3,885)        11,547         73,819        28,450        807,612
------------------------------------------------------------------------------------------------------------------------------------

     (350,252)           --        9,976        (9,931)      18,371        165,097       (253,557)        8,841       (224,623)
------------------------------------------------------------------------------------------------------------------------------------

   $  (25,562)   $  256,258    $  35,224     $  25,272    $  13,414      $ 144,918      $  38,854     $  31,307     $  565,879
===================================================================================================================================





===================================================================================================================================
 40|86 SERIES TRUST (CONTINUED)                                       AIM VARIABLE INSURANCE FUNDS
------------------------------  ---------------------------------------------------------------------------------------------------
       HIGH          MONEY                      CORE       FINANCIAL      GLOBAL          HIGH         MID CAP         GLOBAL
       YIELD        MARKET     BASIC VALUE     STOCK       SERVICES    HEALTH CARE (b)    YIELD      CORE EQUITY   REAL ESTATE (c)
-----------------------------------------------------------------------------------------------------------------------------------

  $    208,775   $   256,258   $  (12,842)   $  (21,199)   $  (1,072)   $   (31,726)    $  218,592   $   (5,984)    $   (17,110)

       115,915            --       38,090        56,402       (3,885)        11,547         73,819       28,450         807,612

      (350,252)           --        9,976        (9,931)      18,371        165,097       (253,557)       8,841        (224,623)
-----------------------------------------------------------------------------------------------------------------------------------

       (25,562)      256,258       35,224        25,272       13,414        144,918         38,854       31,307         565,879
-----------------------------------------------------------------------------------------------------------------------------------

        10,655       165,869        2,504        12,182        3,213          2,939          3,328          (35)         17,096
      (447,958)   (5,404,012)    (116,197)     (355,828)     (81,663)      (251,104)      (324,685)     (18,026)       (905,388)
      (567,431)    3,662,195       (1,283)      (79,780)    (178,785)       532,859       (101,465)     (88,778)         (2,438)
-----------------------------------------------------------------------------------------------------------------------------------

    (1,004,734)   (1,575,948)    (114,976)     (423,426)    (257,235)       284,694       (422,822)    (106,839)       (890,730)
-----------------------------------------------------------------------------------------------------------------------------------
    (1,030,296)   (1,319,690)     (79,752)     (398,154)    (243,821)       429,612       (383,968)     (75,532)       (324,851)
-----------------------------------------------------------------------------------------------------------------------------------
     5,020,029    18,183,341      917,819     2,452,699      932,969      2,220,837      3,264,000      618,869       5,401,981
-----------------------------------------------------------------------------------------------------------------------------------
  $  3,989,733   $16,863,651   $  838,067    $2,054,545    $ 689,148    $ 2,650,449     $2,880,032   $  543,337     $ 5,077,130
===================================================================================================================================

b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

c)  Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================
                                                                   AIM
                                                                VARIABLE
                                                             INSURANCE FUNDS
                                                               (CONTINUED)                       THE ALGER AMERICAN FUND
                                                             ---------------  ------------------------------------------------------


                                                                                            LEVERAGED       MIDCAP         SMALL
                                                              TECHNOLOGY      GROWTH          ALLCAP        GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .   $        --    $    37,285    $        --    $        --   $       --
Expenses:
   Mortality and expense risk fees .......................         5,763        179,198        185,191        191,983       69,721
   Administrative fees ...................................         1,253         38,956         40,259         41,736       15,156
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................         7,016        218,154        225,450        233,719       84,877
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................        (7,016)      (180,869)      (225,450)      (233,719)     (84,877)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................       (15,099)      (886,354)       527,183      1,927,568      386,695
   Net realized short-term capital gain distributions from
      investments in portfolio shares ....................            --             --             --             --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ....................            --             --             --        650,310           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................       (15,099)      (886,354)       527,183      2,577,878      386,695
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................        (4,257)     2,610,601      1,495,197     (1,134,719)     461,088
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ................................   $   (26,372)   $ 1,543,378    $ 1,796,930    $ 1,209,440   $  762,906
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================
                                                                   AIM
                                                                VARIABLE
                                                             INSURANCE FUNDS
                                                               (CONTINUED)                       THE ALGER AMERICAN FUND
                                                             ---------------  ------------------------------------------------------


                                                                                            LEVERAGED       MIDCAP         SMALL
                                                              TECHNOLOGY      GROWTH          ALLCAP        GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $    (7,016)   $   (180,869)   $  (225,450)   $  (233,719)  $   (84,877)
   Net realized gain (loss) on investments in portfolio
      shares .............................................      (15,099)       (886,354)       527,183      2,577,878       386,695
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ....................       (4,257)      2,610,601      1,495,197     (1,134,719)      461,088
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................      (26,372)      1,543,378      1,796,930      1,209,440       762,906
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...        4,190          53,574        129,308         47,607        28,011
   Contract redemptions ..................................      (24,750)     (1,993,291)    (2,444,619)    (1,940,879)     (823,977)
   Net transfers (including mortality transfers)..........     (253,561)       (383,719)    (2,030,536)    (2,411,708)      192,666
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................     (274,121)     (2,323,436)    (4,345,847)    (4,304,980)     (603,300)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........     (300,493)       (780,058)    (2,548,917)    (3,095,540)      159,606
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      720,413      16,540,162     18,811,613     19,439,124     6,473,713
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................  $   419,920    $ 15,760,104    $16,262,696    $16,343,584   $ 6,633,319
------------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 ALLIANCE
 VARIABLE                                                                                 DREYFUS
 PRODUCTS                                                                               INVESTMENT
  SERIES                       AMERICAN CENTURY VARIABLE PORTFOLIOS                     PORTFOLIOS
------------  -----------------------------------------------------------------------  -------------
                                                                                                          DREYFUS
                                                                                                          SOCIALLY         DREYFUS
 GROWTH AND                    INCOME &      INFLATION                                     SMALL CAP     RESPONSIBLE        STOCK
   INCOME      BALANCED (a)     GROWTH      PROTECTION     INTERNATIONAL      VALUE     STOCK INDEX (a)    GROWTH           INDEX
------------------------------------------------------------------------------------------------------------------------------------

 $  13,789     $        --    $  170,250    $    20,407     $   63,737    $   159,900      $     --     $       --      $   473,508

    10,655             831        94,381          6,603         60,115        198,063           145         51,439          343,811
     2,317             181        20,518          1,436         13,068         43,057            32         11,183           74,741
------------------------------------------------------------------------------------------------------------------------------------
    12,972           1,012       114,899          8,039         73,183        241,120           177         62,622          418,552
------------------------------------------------------------------------------------------------------------------------------------
       817          (1,012)       55,351         12,368         (9,446)       (81,220)         (177)       (62,622)          54,956
------------------------------------------------------------------------------------------------------------------------------------



    48,199              79       345,825         (7,280)        (1,074)       763,319            32       (930,604)         711,817

        --              --            --            426             --      1,038,404            --             --               --

        --              --            --             85             --        811,687            --             --               --
------------------------------------------------------------------------------------------------------------------------------------

    48,199              79       345,825         (6,769)        (1,074)     2,613,410            32       (930,604)         711,817
------------------------------------------------------------------------------------------------------------------------------------

   (22,013)          3,091      (150,152)        (5,434)       579,944     (2,001,100)          415      1,046,859           94,575
------------------------------------------------------------------------------------------------------------------------------------

 $  27,003     $     2,158    $  251,024    $       165     $  569,424    $   531,090      $    270     $   53,633      $   861,348
====================================================================================================================================




====================================================================================================================================
 ALLIANCE
 VARIABLE                                                                                 DREYFUS
 PRODUCTS                                                                               INVESTMENT
  SERIES                       AMERICAN CENTURY VARIABLE PORTFOLIOS                     PORTFOLIOS
------------  -----------------------------------------------------------------------  -------------
                                                                                                          DREYFUS
                                                                                                          SOCIALLY        DREYFUS
 GROWTH AND                    INCOME &      INFLATION                                     SMALL CAP     RESPONSIBLE       STOCK
   INCOME      BALANCED (a)     GROWTH      PROTECTION     INTERNATIONAL      VALUE     STOCK INDEX (a)    GROWTH          INDEX
------------------------------------------------------------------------------------------------------------------------------------

$       817    $   (1,012)   $    55,351    $   12,368      $    (9,446)   $   (81,220)   $     (177)   $   (62,622)   $     54,956

     48,199            79        345,825        (6,769)          (1,074)     2,613,410            32       (930,604)        711,817

    (22,013)        3,091       (150,152)       (5,434)         579,944     (2,001,100)          415      1,046,859          94,575
------------------------------------------------------------------------------------------------------------------------------------

     27,003         2,158        251,024           165          569,424        531,090           270         53,633         861,348
------------------------------------------------------------------------------------------------------------------------------------

        458           281         28,124         4,861           18,302         55,847            (1)        25,326         127,734
   (156,278)           --       (923,069)      (77,939)        (620,218)    (2,124,829)         (869)      (493,787)     (4,034,955)
    (99,346)      233,750       (759,256)     (553,934)         (65,744)    (1,926,525)       42,591       (847,833)     (1,773,837)
------------------------------------------------------------------------------------------------------------------------------------

   (255,166)      234,031     (1,654,201)     (627,012)        (667,660)    (3,995,507)       41,721     (1,316,294)     (5,681,058)
------------------------------------------------------------------------------------------------------------------------------------
   (228,163)      236,189     (1,403,177)     (626,847)         (98,236)    (3,464,417)       41,991     (1,262,661)     (4,819,710)
------------------------------------------------------------------------------------------------------------------------------------
  1,050,316            --      9,067,833       739,781        5,557,067     19,454,184            --      5,366,882      32,830,853
------------------------------------------------------------------------------------------------------------------------------------
$   822,153    $  236,189    $ 7,664,656    $  112,934      $ 5,458,831    $15,989,767    $   41,991    $ 4,104,221    $ 28,011,143
====================================================================================================================================


a)  For the period May 1, 2005 (inception of fund) through December 31, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================
                                                                   DREYFUS VARIABLE
                                                                   INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
                                                             -----------------------------  ----------------------------------------
                                                                                                            HIGH
                                                             DISCIPLINED    INTERNATIONAL     CAPITAL      INCOME     INTERNATIONAL
                                                                STOCK           VALUE        INCOME II     BOND II      EQUITY II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .   $        --    $        --     $  130,599    $ 777,431     $      --
Expenses:
   Mortality and expense risk fees .......................        30,165        111,887         26,906       99,038        40,921
   Administrative fees ...................................         6,558         24,324          5,849       21,530         8,896
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................        36,723        136,211         32,755      120,568        49,817
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................       (36,723)      (136,211)        97,844      656,863       (49,817)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................       309,763        674,946        100,897       47,732       217,419
   Net realized short-term capital gain distributions from
      investments in portfolio shares ....................            --         50,005             --           --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ....................            --         95,403             --           --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................       309,763        820,354        100,897       47,732       217,419
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................      (146,475)       167,822        (95,884)    (617,107)       93,182
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ................................   $   126,565    $   851,965     $  102,857    $  87,488     $ 260,784
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================
                                                                   DREYFUS VARIABLE
                                                                   INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
                                                             -----------------------------  ----------------------------------------
                                                                                                            HIGH
                                                             DISCIPLINED    INTERNATIONAL     CAPITAL      INCOME     INTERNATIONAL
                                                                STOCK           VALUE        INCOME II     BOND II      EQUITY II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $   (36,723)   $   (136,211)   $   97,844   $   656,863   $  (49,817)
   Net realized gain (loss) on investments in portfolio
      shares .............................................       309,763         820,354       100,897        47,732      217,419
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ....................      (146,475)        167,822       (95,884)     (617,107)      93,182
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................       126,565         851,965       102,857        87,488      260,784
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...        47,607          39,463         5,014         9,304       10,950
   Contract redemptions ..................................      (337,904)       (995,638)     (385,538)   (1,024,025)    (401,807)
   Net transfers (including mortality transfers) .........      (197,860)     (1,298,531)     (259,125)   (1,479,924)     491,547
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................      (488,157)     (2,254,706)     (639,649)   (2,494,645)     100,690
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........      (361,592)     (1,402,741)     (536,792)   (2,407,157)     361,474
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................     2,589,176      10,269,954     2,637,191    10,167,782    3,599,774
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................   $ 2,227,584    $  8,867,213    $2,100,399   $ 7,760,625   $3,961,248
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                JANUS ASPEN SERIES                                       LAZARD RETIREMENT SERIES PORTFOLIOS
 ---------------------------------------------------------------------------  ------------------------------------------------------

    GROWTH AND    INTERNATIONAL     LARGE CAP      MID CAP       WORLDWIDE     EMERGING                INTERNATIONAL
      INCOME         GROWTH        GROWTH (a)      GROWTH         GROWTH        MARKETS      EQUITY        EQUITY       SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------

    $  40,311      $  21,805        $  65,848    $       --    $   204,139     $   5,208    $  12,647     $   1,551    $        --

       72,541         17,085          231,805       192,867        175,288        18,547       19,265         1,503        102,784
       15,769          3,714           50,392        41,927         38,106         4,032        4,188           327         22,344
------------------------------------------------------------------------------------------------------------------------------------
       88,310         20,799          282,197       234,794        213,394        22,579       23,453         1,830        125,128
------------------------------------------------------------------------------------------------------------------------------------
      (47,999)         1,006         (216,349)     (234,794)        (9,255)      (17,371)     (10,806)         (279)      (125,128)
------------------------------------------------------------------------------------------------------------------------------------



      413,633         78,974          (18,261)       11,196     (2,253,893)      129,132      130,987         6,099        676,072

           --             --               --            --             --        10,724           --           912        144,436

           --             --               --            --             --        51,345           --         1,450        472,753
------------------------------------------------------------------------------------------------------------------------------------

      413,633         78,974          (18,261)       11,196     (2,253,893)      191,201      130,987         8,461      1,293,261
------------------------------------------------------------------------------------------------------------------------------------

      259,111        438,377          676,385     1,787,482      2,790,555       442,004      (89,697)        9,492     (1,007,827)
------------------------------------------------------------------------------------------------------------------------------------

    $ 624,745      $ 518,357        $ 441,775    $1,563,884    $   527,407     $ 615,834    $  30,484     $  17,674    $   160,306
====================================================================================================================================




====================================================================================================================================

                                JANUS ASPEN SERIES                                       LAZARD RETIREMENT SERIES PORTFOLIOS
 ---------------------------------------------------------------------------  ------------------------------------------------------

    GROWTH AND    INTERNATIONAL     LARGE CAP      MID CAP       WORLDWIDE     EMERGING                INTERNATIONAL
      INCOME         GROWTH        GROWTH (a)      GROWTH         GROWTH        MARKETS      EQUITY        EQUITY       SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------

   $  (47,999)    $     1,006     $  (216,349)   $  (234,794)   $    (9,255)   $  (17,371)  $  (10,806)   $    (279)   $  (125,128)

      413,633          78,974         (18,261)        11,196     (2,253,893)      191,201      130,987        8,461      1,293,261

      259,111         438,377         676,385      1,787,482      2,790,555       442,004      (89,697)       9,492     (1,007,827)
------------------------------------------------------------------------------------------------------------------------------------

      624,745         518,357         441,775      1,563,884        527,407       615,834       30,484       17,674        160,306
------------------------------------------------------------------------------------------------------------------------------------

       16,424          15,854         110,639        135,714         93,325         9,722          897          (52)        38,714
     (748,015)       (177,468)     (2,691,706)    (2,279,265)    (2,128,071)     (198,135)    (153,732)      (2,531)    (1,090,154)
      552,867       2,255,557      (1,791,517)    (3,002,931)    (2,261,059)    2,819,995      (73,293)     133,444     (1,219,917)
------------------------------------------------------------------------------------------------------------------------------------

     (178,724)      2,093,943      (4,372,584)    (5,146,482)    (4,295,805)    2,631,582     (226,128)     130,861     (2,271,357)
------------------------------------------------------------------------------------------------------------------------------------
      446,021       2,612,300      (3,930,809)    (3,582,598)    (3,768,398)    3,247,416     (195,644)     148,535     (2,111,051)
------------------------------------------------------------------------------------------------------------------------------------
    6,543,021         983,358      22,991,890     20,137,596     17,939,554       371,003    1,745,576       50,437     10,539,135
------------------------------------------------------------------------------------------------------------------------------------
   $6,989,042     $ 3,595,658     $19,061,081    $16,554,998    $14,171,156    $3,618,419   $1,549,932    $ 198,972    $ 8,428,084
====================================================================================================================================

a) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================


                                                                                                        NEUBERGER BERMAN
                                                                LORD ABBETT SERIES FUND             ADVISERS MANAGEMENT TRUST
                                                             -----------------------------  ----------------------------------------
                                                                                                                          LIMITED
                                                               AMERICA'S     GROWTH AND                    HIGH INCOME    MATURITY
                                                                 VALUE         INCOME        FASCIANO       BOND (a)        BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .   $    20,788    $   173,082    $        --     $      765    $  191,712
Expenses:
   Mortality and expense risk fees .......................        10,972        218,603          4,698            118        92,229
   Administrative fees ...................................         2,386         47,522          1,021             26        20,050
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................        13,358        266,125          5,719            144       112,279
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................         7,430        (93,043)        (5,719)           621        79,433
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................        21,981        963,698        (16,167)             3      (145,369)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ....................            --             --            530            106            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ....................         8,757      1,057,500            483             --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................        30,738      2,021,198        (15,154)           109      (145,369)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................       (14,104)    (1,695,435)        (7,353)          (329)       61,351
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ................................   $    24,064    $   232,720    $   (28,226)    $      401    $   (4,585)
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================


                                                                                                        NEUBERGER BERMAN
                                                                LORD ABBETT SERIES FUND             ADVISERS MANAGEMENT TRUST
                                                             -----------------------------  ----------------------------------------
                                                                                                                          LIMITED
                                                               AMERICA'S     GROWTH AND                    HIGH INCOME    MATURITY
                                                                 VALUE         INCOME        FASCIANO       BOND (a)        BOND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $     7,430    $   (93,043)    $   (5,719)    $     621   $    79,433
   Net realized gain (loss) on investments in portfolio
      shares .............................................        30,738      2,021,198        (15,154)          109      (145,369)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ....................       (14,104)    (1,695,435)        (7,353)         (329)       61,351
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................        24,064        232,720        (28,226)          401        (4,585)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...           983         62,489            173            --        20,261
   Contract redemptions ..................................       (51,826)    (2,138,492)       (26,277)           --    (1,531,570)
   Net transfers (including mortality transfers) .........       115,650     (1,832,407)      (305,206)       16,617    (1,832,501)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................        64,807     (3,908,410)      (331,310)       16,617    (3,343,810)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........        88,871     (3,675,690)      (359,536)       17,018    (3,348,395)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................       912,903     21,683,778        585,256            --     9,834,975
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................   $ 1,001,774    $18,008,088     $  225,720     $  17,018   $ 6,486,580
====================================================================================================================================

a) For the period May 1, 2005 (inception of fund) through December 31, 2005.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                         PIONEER
                                                                                                                        VARIABLE
                 NEUBERGER BERMAN ADVISERS                                                                              CONTRACTS
               MANAGEMENT TRUST (CONTINUED)                              PIMCO VARIABLE INSURANCE TRUST                   TRUST
 ---------------------------------------------------------  -------------------------------------------------------  ---------------

     MIDCAP                                    SOCIALLY          MONEY        REAL          SHORT           TOTAL          CORE
     GROWTH        PARTNERS       REGENCY     RESPONSIVE        MARKET       RETURN         TERM           RETURN        BOND (b)
------------------------------------------------------------------------------------------------------------------------------------

   $       --    $   55,602    $     1,975    $        --    $   18,537   $  104,381    $   16,742      $   88,318      $      26

       10,687        63,707         28,222          1,846         6,908       41,902         6,759          28,763              7
        2,323        13,850          6,135            402         1,502        9,109         1,470           6,253              2
------------------------------------------------------------------------------------------------------------------------------------
       13,010        77,557         34,357          2,248         8,410       51,011         8,229          35,016              9
------------------------------------------------------------------------------------------------------------------------------------
      (13,010)      (21,955)       (32,382)        (2,248)       10,127       53,370         8,513          53,302             17
------------------------------------------------------------------------------------------------------------------------------------



      128,053       670,102        297,941          2,682            --       (2,875)       (1,444)           (425)            --

           --            --         49,896             --            --       37,775            --          26,693             --

           --         1,290         95,660            538            --          603            --          23,085             --
------------------------------------------------------------------------------------------------------------------------------------

      128,053       671,392        443,497          3,220            --       35,503        (1,444)         49,353             --
------------------------------------------------------------------------------------------------------------------------------------

      (13,990)      194,497       (172,644)        10,334            --      (70,229)         (596)        (96,774)           (17)
------------------------------------------------------------------------------------------------------------------------------------

   $  101,053    $  843,934    $   238,471    $    11,306    $   10,127   $   18,644    $    6,473      $    5,881      $      --
====================================================================================================================================





====================================================================================================================================
                                                                                                                         PIONEER
                                                                                                                        VARIABLE
                 NEUBERGER BERMAN ADVISERS                                                                              CONTRACTS
               MANAGEMENT TRUST (CONTINUED)                              PIMCO VARIABLE INSURANCE TRUST                   TRUST
 ---------------------------------------------------------  -------------------------------------------------------  ---------------

     MIDCAP                                    SOCIALLY          MONEY        REAL          SHORT           TOTAL          CORE
     GROWTH        PARTNERS       REGENCY     RESPONSIVE        MARKET       RETURN         TERM           RETURN        BOND (b)
------------------------------------------------------------------------------------------------------------------------------------

  $ (13,010)    $   (21,955)    $  (32,382)   $  (2,248)    $   10,127    $   53,370     $   8,513      $   53,302      $       17

    128,053         671,392        443,497        3,220              --        35,503        (1,444)         49,353             --

    (13,990)        194,497       (172,644)      10,334              --       (70,229)         (596)        (96,774)           (17)
------------------------------------------------------------------------------------------------------------------------------------

    101,053         843,934        238,471       11,306          10,127        18,644         6,473           5,881             --
------------------------------------------------------------------------------------------------------------------------------------

      2,796          19,857          3,828        1,296           4,824         6,776         1,494          27,444              1
    (70,012)       (745,067)      (228,682)     (10,840)        (99,728)     (386,406)      (99,072)       (305,172)            --
   (189,533)      1,230,342       (262,588)     219,822         886,976     1,802,564       301,377       1,203,497          1,736
------------------------------------------------------------------------------------------------------------------------------------

   (256,749)        505,132       (487,442)     210,278         792,072     1,422,934       203,799         925,769          1,737
------------------------------------------------------------------------------------------------------------------------------------
   (155,696)      1,349,066       (248,971)     221,584         802,199     1,441,578       210,272         931,650          1,737
------------------------------------------------------------------------------------------------------------------------------------
    979,572       4,251,176      2,044,802        1,895         141,717     2,067,699       445,297       1,922,979             --
------------------------------------------------------------------------------------------------------------------------------------
  $ 823,876     $ 5,600,242     $1,795,831    $ 223,479     $  943,916    $ 3,509,277    $  655,569     $ 2,854,629     $    1,737
====================================================================================================================================

b) For the period July 15, 2005 (inception of fund) through December 31, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================



                                                                                  PIONEER VARIABLE CONTRACTS TRUST
                                                             -----------------------------------------------------------------------
                                                                EQUITY                                     HIGH           MID CAP
                                                                INCOME       EUROPE         FUND         YIELD (a)       VALUE (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .   $  47,624    $     491      $  28,764      $     131        $      94
Expenses:
   Mortality and expense risk fees .......................      25,899        1,815         29,634             29              598
   Administrative fees ...................................       5,631          395          6,442              6              130
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................      31,530        2,210         36,076             35              728
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................      16,094       (1,719)        (7,312)            96             (634)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................     113,612       15,294        130,820           (135)          (1,108)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ....................          --           --             --              6              222
   Net realized long-term capital gain distributions from
      investments in portfolio shares ....................          --           --             --             34            2,485
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................     113,612       15,294        130,820            (95)           1,599
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................     (45,465)     (12,469)       (11,323)           (12)           1,365
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ................................   $  84,241    $   1,106      $ 112,185      $     (11)       $   2,330
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================



                                                                                  PIONEER VARIABLE CONTRACTS TRUST
                                                             -----------------------------------------------------------------------
                                                                EQUITY                                     HIGH           MID CAP
                                                                INCOME       EUROPE         FUND         YIELD (a)       VALUE (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $   16,094    $   (1,719)   $   (7,312)    $      96       $    (634)
   Net realized gain (loss) on investments in portfolio
      shares .............................................      113,612        15,294       130,820           (95)          1,599
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ....................      (45,465)      (12,469)      (11,323)          (12)          1,365
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................       84,241         1,106       112,185           (11)          2,330
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...       14,287            33         7,535             2             126
   Contract redemptions ..................................     (325,682)      (47,375)     (364,156)       (6,864)         (6,236)
   Net transfers (including mortality transfers) .........      855,539      (140,043)      123,981         8,104         133,174
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................      544,144      (187,385)     (232,640)        1,242         127,064
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........      628,385      (186,279)     (120,455)        1,231         129,394
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................    2,021,353       302,638     2,759,039            --              --
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................   $2,649,738    $  116,359    $2,638,584     $   1,231       $ 129,394
====================================================================================================================================

A) For the period May 1, 2005 (inception of fund) through December 31, 2005.

b) Formerly Arktos prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
    PIONEER
   VARIABLE
   CONTRACTS            ROYCE
     TRUST           CAPITAL FUND                                            RYDEX VARIABLE TRUST
 ------------  -------------------------  ------------------------------------------------------------------------------------------
     MONEY                                CLS ADVISORONE    CLS ADVISORONE    INVERSE                    BASIC
   MARKET (a)    MICRO-CAP    SMALL-CAP     AMERIGO (a)      CLERMONT (a)     OTC (b)      BANKING     MATERIALS     BIOTECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------

   $     699    $   7,461     $      --      $      12         $      22     $      --    $     571    $   2,663       $      --

         297       18,349        54,684             20                24         4,345          734        4,653           1,904
          65        3,989        11,888              4                 5           945          160        1,011             414
------------------------------------------------------------------------------------------------------------------------------------
         362       22,338        66,572             24                29         5,290          894        5,664           2,318
------------------------------------------------------------------------------------------------------------------------------------
         337      (14,877)      (66,572)           (12)               (7)       (5,290)        (323)      (3,001)         (2,318)
------------------------------------------------------------------------------------------------------------------------------------



          --      (12,840)      367,526           (220)               --       (32,695)     (12,269)     (27,190)         12,273

          --       11,631        19,007             57                10            --        5,654      108,382              --

          --       10,913        27,024             41                 2            --          201        1,844              --
------------------------------------------------------------------------------------------------------------------------------------

          --        9,704       413,557           (122)               12       (32,695)      (6,414)      83,036          12,273
------------------------------------------------------------------------------------------------------------------------------------

          --      133,875        (9,990)            61               141         3,798       (5,227)     (59,027)          2,128
------------------------------------------------------------------------------------------------------------------------------------

   $     337    $ 128,702     $ 336,995      $     (73)        $     146     $ (34,187)   $ (11,964)   $  21,008       $  12,083
====================================================================================================================================





====================================================================================================================================
    PIONEER
   VARIABLE
   CONTRACTS            ROYCE
     TRUST           CAPITAL FUND                                            RYDEX VARIABLE TRUST
 ------------  -------------------------  ------------------------------------------------------------------------------------------
     MONEY                                CLS ADVISORONE    CLS ADVISORONE    INVERSE                    BASIC
   MARKET (a)    MICRO-CAP    SMALL-CAP     AMERIGO (a)      CLERMONT (a)     OTC (b)      BANKING     MATERIALS     BIOTECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------

   $     337    $  (14,877)  $  (66,572)    $      (12)       $      (7)    $  (5,290)    $    (323)   $   (3,001)     $  (2,318)

          --         9,704      413,557           (122)              12       (32,695)       (6,414)       83,036         12,273

          --       133,875       (9,990)            61              141         3,798        (5,227)      (59,027)         2,128
------------------------------------------------------------------------------------------------------------------------------------

         337       128,702      336,995            (73)             146       (34,187)      (11,964)       21,008         12,083
------------------------------------------------------------------------------------------------------------------------------------

          (1)       10,082        6,910             --               (1)       24,590            (4)        2,155             97
        (455)     (151,475)    (592,179)            --               --       (52,953)       (1,911)      (44,885)        (8,164)
         119      (287,797)     142,349          2,955            3,487       157,476       (38,832)      851,468        402,374
------------------------------------------------------------------------------------------------------------------------------------

        (337)     (429,190)    (442,920)         2,955            3,486       129,113       (40,747)      808,738        394,307
------------------------------------------------------------------------------------------------------------------------------------
          --      (300,488)    (105,925)         2,882            3,632        94,926       (52,711)      829,746        406,390
------------------------------------------------------------------------------------------------------------------------------------
          --     1,753,799    4,479,020             --               --        10,489       121,451       112,103          3,292
------------------------------------------------------------------------------------------------------------------------------------
   $      --    $1,453,311   $4,373,095     $    2,882        $   3,632     $ 105,415     $  68,740    $  941,849      $ 409,682
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                      -------------------------------------------------------------


                                                                      CONSUMER                                 ENERGY     FINANCIAL
                                                                      PRODUCTS   ELECTRONICS     ENERGY       SERVICES    SERVICES
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ...........  $     897   $      --   $       660   $        --   $     898
Expenses:
   Mortality and expense risk fees .................................      1,709       1,585        31,351        24,209       1,047
   Administrative fees .............................................        372         344         6,816         5,263         227
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...............................................      2,081       1,929        38,167        29,472       1,274
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........................     (1,184)     (1,929)      (37,507)      (29,472)       (376)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..........................................      1,045      13,772       419,983       286,992       4,782
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..............................      2,352          --       183,564            --       6,049
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................      3,059          --         6,029            --       1,204
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares      6,456      13,772       609,576       286,992      12,035
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................     (7,178)       (653)       66,231       449,037        (645)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ..  $  (1,906)  $  11,190   $   638,300   $   706,557   $  11,014
===================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                      -------------------------------------------------------------


                                                                      CONSUMER                                 ENERGY     FINANCIAL
                                                                      PRODUCTS   ELECTRONICS     ENERGY       SERVICES    SERVICES
===================================================================================================================================

Changes from operations:
   Net investment income (expense) .................................  $  (1,184)  $  (1,929)  $   (37,507)  $   (29,472)  $    (376)
   Net realized gain (loss) on investments in portfolio shares .....      6,456      13,772       609,576       286,992      12,035
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..............................     (7,178)       (653)       66,231       449,037        (645)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .....     (1,906)     11,190       638,300       706,557      11,014
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .............        282      (1,187)       12,290        13,987         479
   Contract redemptions ............................................    (37,236)    (55,278)     (467,930)     (436,413)    (17,633)
   Net transfers (including mortality transfers) ...................    125,242     149,327     1,721,831     2,954,284     162,752
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...................................     88,288      92,862     1,266,191     2,531,858     145,598
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..................     86,382     104,052     1,904,491     3,238,415     156,612
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................     88,361       1,020       894,659       693,411      27,662
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...........................  $ 174,743   $ 105,072   $ 2,799,150   $ 3,931,826   $ 184,274
====================================================================================================================================


a) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

b)  Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

c)  Formerly Juno prior to its name change effective May 1, 2006.

d)  Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

e)  Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================

                                    RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------

                                                               INVERSE
                          INVERSE                INVERSE      GOVERNMENT
 HEALTH                   DYNAMIC     INVERSE    RUSSELL      LONG BOND       EUROPE      LARGE CAP    JAPAN
  CARE       INTERNET     DOW (a)     MID-CAP    2000 (b)      FUND (c)    ADVANTAGE (d)   GROWTH   ADVANTAGE (e)
=================================================================================================================

$      --    $      --    $    263    $    --    $  12,279    $        --    $     797    $     346    $      --

    7,450        1,348         244        116        1,518         13,343        4,010        1,653        2,069
    1,619          293          53         25          330          2,900          872          359          449
----------------------------------------------------------------------------------------------------------------
    9,069        1,641         297        141        1,848         16,243        4,882        2,012        2,518
----------------------------------------------------------------------------------------------------------------
   (9,069)      (1,641)        (34)      (141)      10,431        (16,243)      (4,085)      (1,666)      (2,518)
----------------------------------------------------------------------------------------------------------------


   32,631       (5,364)     (2,192)    (3,122)      (5,413)      (118,959)     (46,939)         (99)         432

       --       10,112          --         --           --             --        1,161        9,265           --

       --        2,247          --         --           --             --           --          163           --
----------------------------------------------------------------------------------------------------------------
   32,631        6,995      (2,192)    (3,122)      (5,413)      (118,959)     (45,778)       9,329          432
----------------------------------------------------------------------------------------------------------------

   51,480       (2,639)     (1,183)        --      (21,845)        70,466       55,038      (11,092)      70,235
----------------------------------------------------------------------------------------------------------------
$  75,042    $   2,715    $ (3,409)   $(3,263)   $ (16,827)   $   (64,736)   $   5,175    $  (3,429)   $  68,149
================================================================================================================






=================================================================================================================

                                    RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------

                                                               INVERSE
                          INVERSE                INVERSE      GOVERNMENT
 HEALTH                   DYNAMIC     INVERSE    RUSSELL      LONG BOND       EUROPE      LARGE CAP    JAPAN
  CARE       INTERNET     DOW (a)     MID-CAP    2000 (b)      FUND (c)    ADVANTAGE (d)   GROWTH   ADVANTAGE (e)
=================================================================================================================

$  (9,069)   $  (1,641)   $    (34)   $  (141)   $  10,431    $   (16,243)   $  (4,085)   $  (1,666)   $  (2,518)
   32,631        6,995      (2,192)    (3,122)      (5,413)      (118,959)     (45,778)       9,329          432

   51,480       (2,639)     (1,183)        --      (21,845)        70,466       55,038      (11,092)      70,235
----------------------------------------------------------------------------------------------------------------
   75,042        2,715      (3,409)    (3,263)     (16,827)       (64,736)       5,175       (3,429)      68,149
----------------------------------------------------------------------------------------------------------------

    3,819          463          --        382          340         14,026        1,440          (25)        (871)
  (95,829)      (9,156)       (125)    (1,827)      (4,819)      (268,358)     (84,576)      (7,063)      (8,398)
  750,957      130,314      20,033      4,708      625,374       (285,336)    (487,989)      44,089      760,581
----------------------------------------------------------------------------------------------------------------

  658,947      121,621      19,908      3,263      620,895       (539,668)    (571,125)      37,001      751,312
----------------------------------------------------------------------------------------------------------------
  733,989      124,336      16,499         --      604,068       (604,404)    (565,950)      33,572      819,461
----------------------------------------------------------------------------------------------------------------
  208,650        3,345          --         --           --      1,410,698      806,903      115,988       44,928
----------------------------------------------------------------------------------------------------------------
$ 942,639    $ 127,681    $ 16,499    $    --    $ 604,068    $   806,294    $ 240,953    $ 149,560    $ 864,389
================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

==================================================================================================================================

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ----------------------------------------------------------
                                                                                                                         RUSSELL
                                                                                                                          2000
                                                                        LARGE CAP                DYNAMIC     MID-CAP    ADVANTAGE
                                                                          VALUE      LEISURE     DOW (a)  ADVANTAGE (b)    (c)
==================================================================================================================================

Investment income:
   Income dividends from investments in portfolio shares .............  $   1,565   $      --   $  1,529   $      --   $    16,736
Expenses:
   Mortality and expense risk fees ...................................      2,570       8,553      2,137       8,341         7,066
   Administrative fees ...............................................        559       1,859        465       1,814         1,536
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................................      3,129      10,412      2,602      10,155         8,602
----------------------------------------------------------------------------------------------------------------------------------
            Net investment income (expense) ..........................     (1,564)    (10,412)    (1,073)    (10,155)        8,134
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................     11,652      22,781    (19,396)    107,200        28,563
   Net realized short-term capital gain distributions from
      investments in portfolio shares ................................      7,308      73,321     12,416          --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ................................        657      12,318      7,814       3,090            --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .     19,617     108,420        834     110,290        28,563
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...................................    (10,731)   (146,703)      (419)    (30,641)      (53,904)
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   7,322   $ (48,695)  $   (658)  $  69,494   $   (17,207)
==================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

==================================================================================================================================

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ----------------------------------------------------------
                                                                                                                         RUSSELL
                                                                                                                          2000
                                                                        LARGE CAP                DYNAMIC     MID-CAP    ADVANTAGE
                                                                          VALUE      LEISURE     DOW (a)  ADVANTAGE (b)    (c)
==================================================================================================================================

Changes from operations:
   Net investment income (expense) ...................................  $  (1,564)  $ (10,412)  $ (1,073)  $ (10,155)  $     8,134
   Net realized gain (loss) on investments in portfolio shares .......     19,617     108,420        834     110,290        28,563
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ................................    (10,731)   (146,703)      (419)    (30,641)      (53,904)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      7,322     (48,695)      (658)     69,494       (17,207)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        (27)      1,607       (148)      1,447         6,497
   Contract redemptions ..............................................    (12,244)    (59,007)    (9,502)   (102,174)      (55,496)
   Net transfers (including mortality transfers) .....................    151,079     758,472     17,242     219,823      (748,137)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions .....................................    138,808     701,072      7,592     119,096      (797,136)
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................    146,130     652,377      6,934     188,590      (814,343)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................    103,818     316,738      6,984     525,304     1,301,149
----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $ 249,948   $ 969,115   $ 13,918   $ 713,894   $   486,806
==================================================================================================================================

a) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

b) Formerly Medius Fund prior to its name change effective May 1, 2006.

c) Formerly Mekros prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------



 MID-CAP       MID-CAP                                        PRECIOUS         REAL                      SECTOR       SMALL-CAP
 GROWTH         VALUE          NOVA             OTC            METALS         ESTATE      RETAILING     ROTATION       GROWTH
-------------------------------------------------------------------------------------------------------------------------------


$      --     $   2,350     $     7,666     $        --     $        --     $   3,622     $      --     $      --     $      --

    1,310         1,355          21,174          41,610           3,814         3,713         1,889         3,013         1,170
      285           294           4,603           9,046             829           807           410           655           254
-------------------------------------------------------------------------------------------------------------------------------
    1,595         1,649          25,777          50,656           4,643         4,520         2,299         3,668         1,424
-------------------------------------------------------------------------------------------------------------------------------
   (1,595)          701         (18,111)        (50,656)         (4,643)         (898)       (2,299)       (3,668)       (1,424)
-------------------------------------------------------------------------------------------------------------------------------


   10,858        15,731         248,661         348,594          32,171        21,178        (9,340)       46,860        10,541

       --       103,261              --              --              --            --            --            --         8,077

       --        14,171              --              --              --            --         2,638            --           282
-------------------------------------------------------------------------------------------------------------------------------
   10,858       133,163         248,661         348,594          32,171        21,178        (6,702)       46,860        18,900
-------------------------------------------------------------------------------------------------------------------------------

   (1,300)     (120,104)       (153,409)       (408,565)        127,469        (3,192)       (1,029)      (25,227)       (8,994)
-------------------------------------------------------------------------------------------------------------------------------
$   7,963     $  13,760     $    77,141     $  (110,627)    $   154,997     $  17,088     $ (10,030)    $  17,965     $   8,482
===============================================================================================================================






===============================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------



 MID-CAP       MID-CAP                                        PRECIOUS         REAL                      SECTOR       SMALL-CAP
 GROWTH         VALUE          NOVA             OTC            METALS         ESTATE      RETAILING     ROTATION       GROWTH
-------------------------------------------------------------------------------------------------------------------------------


$  (1,595)    $     701     $   (18,111)    $   (50,656)    $    (4,643)    $    (898)    $  (2,299)    $  (3,668)    $  (1,424)
   10,858       133,163         248,661         348,594          32,171        21,178        (6,702)       46,860        18,900

   (1,300)     (120,104)       (153,409)       (408,565)        127,469        (3,192)       (1,029)      (25,227)       (8,994)
-------------------------------------------------------------------------------------------------------------------------------
    7,963        13,760          77,141        (110,627)        154,997        17,088       (10,030)       17,965         8,482
-------------------------------------------------------------------------------------------------------------------------------

    1,487            (9)          2,246          14,928             (33)        3,116           699           (76)          (20)
   (8,050)      (19,326)       (167,838)       (314,457)        (14,324)      (13,788)      (57,992)      (67,843)      (14,835)
  715,807       351,105        (533,688)     (2,157,450)        884,719        41,205       119,290       117,859       152,729
-------------------------------------------------------------------------------------------------------------------------------

  709,244       331,770        (699,280)     (2,456,979)        870,362        30,533        61,997        49,940       137,874
-------------------------------------------------------------------------------------------------------------------------------
  717,207       345,530        (622,139)     (2,567,606)      1,025,359        47,621        51,967        67,905       146,356
-------------------------------------------------------------------------------------------------------------------------------
    6,754         1,492       2,500,257       5,522,153          65,527       283,021         2,625       444,478        15,169
-------------------------------------------------------------------------------------------------------------------------------
$ 723,961     $ 347,022     $ 1,878,118     $ 2,954,547     $ 1,090,886     $ 330,642     $  54,592     $ 512,383     $ 161,525
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

==================================================================================================================================


                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                       -----------------------------------------------------------


                                                                                                             DYNAMIC
                                                                      SMALL-CAP                   TELE-      S&P 500     TRANSPOR-
                                                                        VALUE    TECHNOLOGY  COMMUNICATIONS    (b)        TATION
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...........   $     --    $     --    $      --    $     309    $      --
Expenses:
   Mortality and expense risk fees .................................        548       1,248        1,319        3,100        3,158
   Administrative fees .............................................        120         271          287          674          686
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...............................................        668       1,519        1,606        3,774        3,844
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........................       (668)     (1,519)      (1,606)      (3,465)      (3,844)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..........................................     (2,348)      8,232        7,265      (24,529)      23,454
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..............................      5,740          --        7,768       13,805        6,819
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................        455          --        1,560       13,064           --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares      3,847       8,232       16,593        2,340       30,273
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................     (2,336)      1,824       (6,083)       3,950      (11,225)
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ..   $    843    $  8,537    $   8,904    $   2,825    $  15,204
==================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

==================================================================================================================================


                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                       -----------------------------------------------------------


                                                                                                             DYNAMIC
                                                                      SMALL-CAP                   TELE-      S&P 500     TRANSPOR-
                                                                        VALUE    TECHNOLOGY  COMMUNICATIONS    (b)        TATION
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .................................   $   (668)   $ (1,519)   $  (1,606)   $  (3,465)   $  (3,844)
   Net realized gain (loss) on investments in portfolio shares .....      3,847       8,232       16,593        2,340       30,273
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..............................     (2,336)      1,824       (6,083)       3,950      (11,225)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .....        843       8,537        8,904        2,825       15,204
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .............         (6)        445           (9)          72           (1)
   Contract redemptions ............................................    (20,323)    (15,564)      (9,694)     (47,988)     (18,880)
   Net transfers (including mortality transfers) ...................     (2,373)     71,185      104,192      (55,704)     (30,895)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...................................    (22,702)     56,066       94,489     (103,620)     (49,776)
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..................    (21,859)     64,603      103,393     (100,795)     (34,572)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................     52,475      18,704       18,130      407,718      390,729
----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...........................   $ 30,616    $ 83,307    $ 121,523    $ 306,923    $ 356,157
==================================================================================================================================

a) For the period May 1, 2005 (inception of fund) through December 31, 2005.

b) Formerly Titan 500 Fund prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

                                                                                           LEGG MASON PARTNERS
                     RYDEX VARIABLE TRUST (CONTINUED)                                    VARIABLE PORTFOLIOS (f)
-------------------------------------------------------------------------  --------------------------------------------------

                   U.S.
 GOVERNMENT     GOVERNMENT                                                                             GLOBAL
  LONG BOND       MONEY          INVERSE                        DYNAMIC     AGGRESSIVE                HIGH YIELD    LARGE CAP
ADVANTAGE (c)     MARKET       S&P 500 (d)     UTILITIES        OTC (c)     GROWTH (a)    ALL CAP    BOND (a) (g)    GROWTH
-----------------------------------------------------------------------------------------------------------------------------


$  28,104      $    86,110      $     --      $    13,142      $      --      $  --      $    365      $  5,808      $     12

    9,708           51,442         1,242           27,191          8,350          2           552           248           676
    2,110           11,183           270            5,911          1,816          1           120            54           147
-----------------------------------------------------------------------------------------------------------------------------
   11,818           62,625         1,512           33,102         10,166          3           672           302           823
-----------------------------------------------------------------------------------------------------------------------------
   16,286           23,485        (1,512)         (19,960)       (10,166)        (3)         (307)        5,506          (811)
-----------------------------------------------------------------------------------------------------------------------------


   13,396               --        (6,995)         330,992        (48,440)        --         1,575             1           904

       --               --            --               --             --         --            --           390            --

       --               --            --               --             --         --            30         1,228            --
-----------------------------------------------------------------------------------------------------------------------------
   13,396               --        (6,995)         330,992        (48,440)        --         1,605         1,619           904
-----------------------------------------------------------------------------------------------------------------------------

    8,988               --         1,175         (150,981)          (974)        22           688        (6,278)        2,314
-----------------------------------------------------------------------------------------------------------------------------
$  38,670      $    23,485      $ (7,332)     $   160,051      $ (59,580)     $  19      $  1,986      $    847      $  2,407
=============================================================================================================================






=============================================================================================================================

                                                                                           LEGG MASON PARTNERS
                     RYDEX VARIABLE TRUST (CONTINUED)                                    VARIABLE PORTFOLIOS (f)
-------------------------------------------------------------------------  -------------------------------------------------=

                   U.S.
 GOVERNMENT     GOVERNMENT                                                                             GLOBAL
  LONG BOND       MONEY          INVERSE                        DYNAMIC     AGGRESSIVE                HIGH YIELD    LARGE CAP
ADVANTAGE (c)     MARKET       S&P 500 (d)     UTILITIES        OTC (c)     GROWTH (a)    ALL CAP    BOND (a) (g)    GROWTH
-----------------------------------------------------------------------------------------------------------------------------

$  16,286      $    23,485      $ (1,512)     $   (19,960)     $ (10,166)     $  (3)     $   (307)     $  5,506      $   (811)
   13,396               --        (6,995)         330,992        (48,440)        --         1,605         1,619           904

    8,988               --         1,175         (150,981)          (974)        22           688        (6,278)        2,314
-----------------------------------------------------------------------------------------------------------------------------
   38,670           23,485        (7,332)         160,051        (59,580)        19         1,986           847         2,407
-----------------------------------------------------------------------------------------------------------------------------


     (121)         458,964            14           11,811          8,205         --            (1)           (1)        1,171
 (125,596)        (670,655)      (71,405)        (416,401)       (93,033)        --          (313)         (910)       (3,117)
  283,658         (605,192)       80,505         (242,604)       305,097        747         2,768        98,109        56,319
-----------------------------------------------------------------------------------------------------------------------------

  157,941         (816,883)        9,114         (647,194)       220,269        747         2,454        97,198        54,373
-----------------------------------------------------------------------------------------------------------------------------
  196,611         (793,398)        1,782         (487,143)       160,689        766         4,440        98,045        56,780
-----------------------------------------------------------------------------------------------------------------------------
  277,527        4,841,410        24,359        2,260,283        415,839         --        38,174            --        17,943
-----------------------------------------------------------------------------------------------------------------------------
$ 474,138      $ 4,048,012      $ 26,141      $ 1,773,140      $ 576,528      $ 766      $ 42,614      $ 98,045      $ 74,723
=============================================================================================================================

c) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

d) Formerly Ursa prior to its name change effective May 1, 2006.

e) Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

f) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

g) Formerly High Yield Bond prior to its name change effective September 1, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================


                                                                                             LEGG MASON
                                                                       LEGG MASON PARTNERS    PARTNERS
                                                                       VARIABLE PORTFOLIOS   INVESTMENT
                                                                         (CONTINUED) (e)     SERIES (e)     SELIGMAN PORTFOLIOS
                                                                     ----------------------- ---------- ---------------------------

                                                                                                        COMMUNICATIONS
                                                                      STRATEGIC     TOTAL    GOVERNMENT       AND          GLOBAL
                                                                         BOND       RETURN       (a)      INFORMATION    TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ........... $    64,002   $    704   $     235   $        --   $        --
Expenses:
   Mortality and expense risk fees .................................       6,579        160          24        28,504        12,203
   Administrative fees .............................................           5      1,430          35         6,197         2,653
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...............................................       8,009        195          29        34,701        14,856
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........................      55,993        509         206       (34,701)      (14,856)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..........................................      (2,322)       356          --        55,194       (36,420)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..............................      13,066         31          --            --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................      17,746        135          --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares      28,490        522          --        55,194       (36,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................     (76,328)       620        (198)      115,893       105,700
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations .. $     8,155   $  1,651   $       8   $   136,386   $    54,424
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================


                                                                                             LEGG MASON
                                                                       LEGG MASON PARTNERS    PARTNERS
                                                                       VARIABLE PORTFOLIOS   INVESTMENT
                                                                         (CONTINUED) (e)     SERIES (e)     SELIGMAN PORTFOLIOS
                                                                     ----------------------- ---------- ---------------------------

                                                                                                        COMMUNICATIONS
                                                                      STRATEGIC     TOTAL    GOVERNMENT       AND          GLOBAL
                                                                         BOND       RETURN       (a)      INFORMATION    TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................................. $    55,993   $    509   $     206   $   (34,701)  $   (14,856)
   Net realized gain (loss) on investments in portfolio shares .....      28,490        522          --        55,194       (36,420)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..............................     (76,328)       620        (198)      115,893       105,700
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .....       8,155      1,651           8       136,386        54,424
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .............       2,468         --          --         5,199         8,534
   Contract redemptions ............................................     (28,176)      (359)       (259)     (377,013)      (76,137)
   Net transfers (including mortality transfers) ...................   1,237,401     34,253     243,973       (69,240)     (143,884)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...................................   1,211,693     33,894     243,714      (441,054)     (211,487)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..................   1,219,848     35,545     243,722      (304,668)     (157,063)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................     112,119         --          --     2,750,729     1,255,643
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ........................... $ 1,331,967   $ 35,545   $ 243,722   $ 2,446,061   $ 1,098,580
===================================================================================================================================

a) For the period May 1, 2005 (inception of fund) through December 31, 2005. Formerly SB Government prior to its name change effective May 1, 2006.

e) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                                                                                                       WELLS
  STRONG           THIRD                                                                                               FARGO
 VARIABLE         AVENUE                                                                               VARIABLE      ADVANTAGE
 INSURANCE       VARIABLE                                                                             INSURANCE      VARIABLE
   FUNDS       SERIES TRUST                  VAN ECK WORLDWIDE INSURANCE TRUST FUND                     FUNDS      TRUST FUNDS
------------- -------------- ----------------------------------------------------------------------- ------------ -------------

                                                                                                        CHOICE
   MID CAP                     ABSOLUTE                     EMERGING         HARD          REAL         MARKET       DISCOVERY
GROWTH II (b)     VALUE         RETURN         BOND          MARKETS        ASSETS        ESTATE      NEUTRAL (c)       (d)
-------------------------------------------------------------------------------------------------------------------------------


$        --    $    40,952    $      --    $   256,779    $    70,469    $     7,964    $    75,082    $      --    $        --

     25,907         35,470        1,715         41,044         99,367         32,660         30,296        1,424         67,210
      5,632          7,710          373          8,922         21,602          7,100          6,585          309         14,610
-------------------------------------------------------------------------------------------------------------------------------
     31,539         43,180        2,088         49,966        120,969         39,760         36,881        1,733         81,820
-------------------------------------------------------------------------------------------------------------------------------
    (31,539)        (2,228)      (2,088)       206,813        (50,500)       (31,796)        38,201       (1,733)       (81,820)
-------------------------------------------------------------------------------------------------------------------------------


    954,397        143,398          (76)       (16,100)     1,576,149        424,292        367,926      (91,639)        63,261

         --         33,594           --             --             --             --         14,819           --             --

         --         33,105           --             --             --             --         20,746           --             --
-------------------------------------------------------------------------------------------------------------------------------
    954,397        210,097          (76)       (16,100)     1,576,149        424,292        403,491      (91,639)        63,261
-------------------------------------------------------------------------------------------------------------------------------

 (1,429,690)       193,784           33       (347,426)       724,867        764,057        (28,498)      82,265      1,103,486
-------------------------------------------------------------------------------------------------------------------------------
$  (506,832)   $   401,653    $  (2,131)   $  (156,713)   $ 2,250,516    $ 1,156,553    $   413,194    $ (11,107)   $ 1,084,927
===============================================================================================================================






===============================================================================================================================

                                                                                                                       WELLS
  STRONG           THIRD                                                                                               FARGO
 VARIABLE         AVENUE                                                                               VARIABLE      ADVANTAGE
 INSURANCE       VARIABLE                                                                             INSURANCE      VARIABLE
   FUNDS       SERIES TRUST                  VAN ECK WORLDWIDE INSURANCE TRUST FUND                     FUNDS      TRUST FUNDS
------------- -------------- ----------------------------------------------------------------------- ------------ -------------

                                                                                                        CHOICE
   MID CAP                     ABSOLUTE                     EMERGING         HARD          REAL         MARKET       DISCOVERY
GROWTH II (b)     VALUE         RETURN         BOND          MARKETS        ASSETS        ESTATE      NEUTRAL (c)       (d)
-------------------------------------------------------------------------------------------------------------------------------

$   (31,539)   $    (2,228)   $  (2,088)   $   206,813    $   (50,500)   $   (31,796)   $    38,201    $  (1,733)   $   (81,820)
    954,397        210,097          (76)       (16,100)     1,576,149        424,292        403,491      (91,639)        63,261

 (1,429,690)       193,784           33       (347,426)       724,867        764,057        (28,498)      82,265      1,103,486
-------------------------------------------------------------------------------------------------------------------------------
   (506,832)       401,653       (2,131)      (156,713)     2,250,516      1,156,553        413,194      (11,107)     1,084,927
-------------------------------------------------------------------------------------------------------------------------------

     16,558         31,539        7,619          5,320         32,642         25,770         20,008        7,852         42,640
   (240,133)      (503,982)     (27,390)      (367,363)      (865,918)      (329,815)      (606,579)     (18,059)      (527,516)
 (8,250,515)       703,940       94,766        197,544       (715,790)       940,410       (982,919)    (438,636)     7,579,115
-------------------------------------------------------------------------------------------------------------------------------

 (8,474,090)       231,497       74,995       (164,499)    (1,549,066)       636,365     (1,569,490)    (448,843)     7,094,239
-------------------------------------------------------------------------------------------------------------------------------
 (8,980,922)       633,150       72,864       (321,212)       701,450      1,792,918     (1,156,296)    (459,950)     8,179,166
-------------------------------------------------------------------------------------------------------------------------------
  8,980,922      2,960,569       96,612      3,567,745      8,516,121      2,055,038      3,551,126      459,950             --
-------------------------------------------------------------------------------------------------------------------------------
$        --    $ 3,593,719    $ 169,476    $ 3,246,533    $ 9,217,571    $ 3,847,956    $ 2,394,830    $      --    $ 8,179,166
===============================================================================================================================

b) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

c) For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

d) For the period April 8, 2005 (inception of fund) through December 31, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                        WELLS  FARGO
                                                                          ADVANTAGE
                                                                          VARIABLE
                                                                         TRUST FUNDS
                                                                         (CONTINUED)    INTEREST ADJUSTMENT ACCOUNTS
                                                                       --------------- ------------------------------

                                                                                                                         COMBINED
                                                                       OPPORTUNITY (a)     1 YEAR         5 YEAR           TOTAL
------------------------------------------------------------------------------------------------------------------    -------------

Investment income:
   Income dividends from investments in portfolio shares ...........    $         --     $        --     $     --     $   5,894,127
Expenses:
   Mortality and expense risk fees .................................         121,688              --           --         5,012,624
   Administrative fees .............................................          26,454              --           --         1,089,700
-------------------------------------------------------------------------------------------------------------------  --------------
      Total expenses ...............................................         148,142              --           --         6,102,324
--------------------------------------------------------------------------------------------------------------------  -------------
         Net investment income (expense) ...........................        (148,142)             --           --          (208,197)
--------------------------------------------------------------------------------------------------------------------  -------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..........................................         566,652              --           --        14,166,892
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..............................              --              --           --         2,141,154
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................              --              --           --         5,093,563
--------------------------------------------------------------------------------------------------------------------- -------------
         Net realized gain (loss) on investments in portfolio shares         566,652              --           --        21,401,609
--------------------------------------------------------------------------------------------------------------------- -------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................         196,768              --           --         4,796,700
--------------------------------------------------------------------------------------------------------------------- -------------
            Net increase (decrease) in net assets from operations ..    $    615,278     $        --     $     --     $  25,990,112
===================================================================================================================== =============


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                                        WELLS  FARGO
                                                                          ADVANTAGE
                                                                          VARIABLE
                                                                         TRUST FUNDS
                                                                         (CONTINUED)    INTEREST ADJUSTMENT ACCOUNTS
                                                                       --------------- ------------------------------

                                                                                                                         COMBINED
                                                                       OPPORTUNITY (a)     1 YEAR         5 YEAR           TOTAL
--------------------------------------------------------------------------------------------------------------------  -------------

Changes from operations:
   Net investment income (expense) .................................    $   (148,142)    $        --     $     --     $    (208,197)
   Net realized gain (loss) on investments in portfolio shares .....         566,652              --           --        21,401,609
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..............................         196,768              --           --         4,796,700
--------------------------------------------------------------------------------------------------------------------  -------------
         Net increase (decrease) in net assets from operations .....         615,278              --           --        25,990,112
--------------------------------------------------------------------------------------------------------------------  -------------
CHANGES FROM CONTRACT OWNERS' TRANSACTIONS:
   Net contract purchase payments (including breakage) .............          50,017              --           --         2,567,538
   Contract redemptions ............................................      (1,432,923)       (212,810)         (60)      (59,840,493)
   Net transfers (including mortality transfers) ...................      (1,053,816)        (12,500)      59,073        (4,040,042)
--------------------------------------------------------------------------------------------------------------------  -------------
         Net increase (decrease) in net assets from contract
            owners' transactions ...................................      (2,436,722)       (225,310)      59,013       (61,312,997)
--------------------------------------------------------------------------------------------------------------------  -------------
            Net increase (decrease) in net assets ..................      (1,821,444)       (225,310)      59,013       (35,322,885)
--------------------------------------------------------------------------------------------------------------------  -------------
Net assets, beginning of period ....................................      11,944,035       1,372,902       32,846       467,063,405
--------------------------------------------------------------------------------------------------------------------  -------------
               Net assets, end of period ...........................    $ 10,122,591     $ 1,147,592     $ 91,859     $ 431,740,520
--------------------------------------------------------------------------------------------------------------------  -------------

a) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2006.

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006 AND 2005

================================================================================

(1) GENERAL

   Jefferson National Life Insurance Company (the "Company") has established two separate accounts within Jefferson National Life Annuity Account F ("Account F"). Both accounts were established on September 26, 1997, and commenced operations on February 12, 1998. Account F is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Jefferson National Life Annuity Account F ("Variable Account") which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Jefferson National Interest Adjustment Account ("IAA"), offers investments options that pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., ("JNF Holdings") a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company. As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings, collectively.

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters

   Currently, however, there are no legal proceedings to which Account F is a party or to which the assets of Account F are subject. Neither the Company nor Jefferson National Financial Securities Corporation (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006), the distributor of the Account F's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account F.

   Besides the three guarantee periods of the IAA option, the following Variable Account investment options are currently available to new investors as of December 31, 2006:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund
DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
JANUS ASPEN SERIES
   Growth and Income Portfolio
   International Growth Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006 AND 2005

================================================================================

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (SERIES I)
   Aggressive Growth Fund
   All Cap Fund
   Global High Yield Bond Fund
   Large Cap Growth Fund
   Strategic Bond Fund
   Total Return Fund
LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Government Portfolio
LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   High Income Bond Portfolio
   Limited Maturity Bond Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio
PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Money Market Portfolio
   RealEstateRealReturn Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   StocksPLUS Total Return Portfolio
   Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   International Value Portfolio
   Mid Cap Value Portfolio
   Money Market Portfolio
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Consumer Products Fund
   Dynamic Dow Fund
   Dynamic OTC Fund
   Dynamic S&P 500 Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe Advantage Fund
   Financial Services Fund
   Government Long Bond Advantage Fund
   Health Care Fund
   Internet Fund
   Inverse Dynamic Dow Fund
   Inverse Government Long Bond Fund
   Inverse Mid-Cap Fund
   Inverse OTC Fund
   Inverse Russell 2000 Fund
   Inverse S&P 500 Fund
   Japan Advantage Fund
   Large-Cap Growth Fund
   Large-Cap Value Fund
   Leisure Fund
   Mid Cap Advantage Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000 Advantage Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006 AND 2005

================================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments that are restricted as to resale.

   Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $217,212,184 and $211,102,044 for the years ended December 31, 2006 and 2005, respectively. The aggregate proceeds from sales of investments in portfolio shares were $273,990,769 and $265,179,589 for the years ended December 31, 2006 and 2005, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The Company deducts a total daily charge from the total investments of Account F, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. This charge excludes the optional guaranteed minimum income benefit and the guaranteed minimum withdrawal benefit riders. For contract with guaranteed minimum income benefit ride, the fee is an additional .30 percent to the base rate. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $4,802,584 and $5,012,624 for the years ended December 31, 2006 and 2005, respectively. The administrative fees were $1,044,033 and $1,089,700 for the years ended December 31, 2006 and 2005, respectively.

   Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,334,341 and $1,844,507 for the years ended December 31, 2006 and 2005, respectively. The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the IAA contract. The net adjustment income was $101 and $143 for the years ended December 31, 2006 and December 31, 2005, respectively.

(5) FINANCIAL HIGHLIGHTS

   The following table discloses total returns, investment income and expense ratios for each offered fund in Account F.

   The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006 AND 2005

================================================================================

   The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

   The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

40|86 SERIES TRUST:
   Balanced Portfolio
      December 31, 2006............       778     $17.51     $12.65     1.40%     2.20%     $13,614      11.53%     10.58%     1.82%
      December 31, 2005............       956      15.70      11.44     1.40%     2.20%      15,020       4.11%      3.34%     1.65%
      December 31, 2004............     1,109      15.08      11.07     1.40%     2.20%      16,742       9.32%      8.46%     1.98%
      December 31, 2003............     1,259      13.79      10.21     1.40%     2.20%      17,375      21.58%       N/A      2.26%
      December 31, 2002............     1,470      11.35        N/A     1.40%      N/A       16,743     -14.13%       N/A      2.99%
   Equity Portfolio
      December 31, 2006............       521      24.54      14.73     1.40%     2.20%      12,775      13.04%     12.19%     0.52%
      December 31, 2005............       683      21.71      13.13     1.40%     2.20%      14,825       9.92%      9.05%     0.48%
      December 31, 2004............       722      19.75      12.04     1.40%     2.20%      14,263      19.23%     18.26%     0.35%
      December 31, 2003............       794      16.57      10.18     1.40%     2.20%      13,151      35.27%       N/A      0.24%
      December 31, 2002............     1,054      12.25        N/A     1.40%      N/A       12,905     -14.62%       N/A      0.29%
   Fixed Income Portfolio.
      December 31, 2006............       542      14.17      10.55     1.40%     2.20%       7,679       2.98%      2.13%     4.71%
      December 31, 2005............       759      13.76      10.33     1.40%     2.20%      10,447       0.88%      0.10%     4.38%
      December 31, 2004............       934      13.64      10.32     1.40%     2.20%      12,736       3.27%      2.43%     4.40%
      December 31, 2003............     1,252      13.21      10.08     1.40%     2.20%      16,538       7.81%       N/A      4.72%
      December 31, 2002............     1,623      12.25        N/A     1.40%      N/A       19,881       3.23%       N/A      5.81%
   Government Securities Portfolio
      December 31, 2006............       420      12.95      10.15     1.40%     2.20%       5,442       2.05%      1.20%     3.89%
      December 31, 2005............       573      12.69      10.03     1.40%     2.20%       7,267       0.32%     -0.40%     3.70%
      December 31, 2004............       659      12.65      10.07     1.40%     2.20%       8,332       1.03%      0.20%     3.30%
      December 31, 2003............     1,051      12.52      10.05     1.40%     2.20%      13,162      -0.05%       N/A      3.41%
      December 31, 2002............     2,288      12.53        N/A     1.40%      N/A       28,659       7.81%       N/A      3.76%
   Money Market Portfolio
      December 31, 2006............       977      11.84      10.16     1.40%     2.20%      11,565       3.14%      2.32%     4.49%
      December 31, 2005............     1,470      11.48       9.93     1.40%     2.20%      16,864       1.50%      0.71%     2.82%
      December 31, 2004............     1,608      11.31       9.86     1.40%     2.20%      18,183      -0.49%     -1.29%     0.88%
      December 31, 2003............     2,175      11.37       9.99     1.40%     2.20%      24,725      -0.77%       N/A      0.65%
      December 31, 2002............     4,355      11.45        N/A     1.40%      N/A       49,879      -0.16%       N/A      1.25%
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2006............        41      16.34      12.87     1.40%     2.20%         666      11.38%     10.47%     0.11%
      December 31, 2005............        57      14.67      11.65     1.40%     2.20%         838       3.97%      3.19%     0.00%
      December 31, 2004............        65      14.11      11.29     1.40%     2.20%         918       9.27%      8.39%     0.00%
      December 31, 2003............        66      12.91      10.42     1.40%     2.20%         856      29.13%       N/A      0.00%
      Inception May 1, 2003........        --      10.00         --      N/A       N/A           --        N/A        N/A       N/A
   Core Equity Fund
      December 31, 2006............       184      10.86      10.80     1.40%     2.20%       1,997       8.17%      7.57%     0.57%
      Inception April 28, 2006.....        --      10.04      10.04      N/A       N/A           --        N/A        N/A       N/A
   Financial Services Fund
      December 31, 2006............        46      13.35      13.04     1.40%     2.20%         615      14.79%     13.89%     1.56%
      December 31, 2005............        59      11.63      11.45     1.40%     2.20%         689       4.40%      3.62%     1.25%
      December 31, 2004............        84      11.14      11.05     1.40%     2.20%         933       7.21%      6.32%     0.40%
      December 31, 2003............       112      10.39      10.39     1.40%     2.20%       1,162      27.78%       N/A      0.34%
      December 31, 2002............       237       8.13        N/A     1.40%      N/A        1,928     -16.09%       N/A      0.38%
   Global Health Care Fund
      December 31, 2006............        86      11.27      11.78     1.40%     2.20%         973       3.78%      2.97%     0.00%
      December 31, 2005............       244      10.86      11.44     1.40%     2.20%       2,650       6.68%      5.83%     0.00%
      December 31, 2004............       218      10.18      10.81     1.40%     2.20%       2,221       6.05%      5.19%     0.00%
      December 31, 2003............       138       9.60      10.28     1.40%     2.20%       1,328      26.01%       N/A      0.00%
      December 31, 2002............       184       7.62        N/A     1.40%      N/A        1,404     -25.50%       N/A      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS: (CONTINUED)
   Global Real Estate Fund
      December 31, 2006............       201     $30.97     $21.37     1.40%     2.20%     $ 6,210      40.64%     39.49%     1.12%
      December 31, 2005............       231      22.02      15.32     1.40%     2.20%       5,077      12.63%     11.74%     1.06%
      December 31, 2004............       276      19.55      13.71     1.40%     2.20%       5,402      34.67%     33.62%     1.12%
      December 31, 2003............       183      14.52      10.26     1.40%     2.20%       2,651      36.89%       N/A      1.98%
      December 31, 2002............       184      10.60        N/A     1.40%      N/A        1,948       4.90%       N/A      1.69%
   High Yield Fund
      December 31, 2006............       248      11.91      11.66     1.40%     2.20%       2,954       9.17%      8.36%     9.08%
      December 31, 2005............       264      10.91      10.76     1.40%     2.20%       2,886       1.30%      0.47%     8.62%
      December 31, 2004............       301      10.77      10.71     1.40%     2.20%       3,264       8.02%      7.53%     3.02%
      Inception May 1, 2004........        --       9.97       9.96      N/A       N/A           --        N/A        N/A       N/A
   Mid Cap Core Equity Fund
      December 31, 2006............        34      16.08      12.94     1.40%     2.20%         554       9.46%      8.56%     0.75%
      December 31, 2005............        37      14.69      11.92     1.40%     2.20%         543       5.76%      4.93%     0.29%
      December 31, 2004............        45      13.89      11.36     1.40%     2.20%         619      11.98%     11.12%     0.04%
      December 31, 2003............         9      12.40      10.22     1.40%     2.20%         108      24.56%       N/A      0.00%
      Inception May 1, 2003........        --       9.96        N/A      N/A       N/A           --        N/A        N/A       N/A
   Technology Fund
      December 31, 2006............        73       6.15      11.06     1.40%     2.20%         450       8.85%      8.11%     0.00%
      December 31, 2005............        74       5.65      10.23     1.40%     2.20%         420       0.71%     -0.10%     0.00%
      December 31, 2004............       129       5.61      10.24     1.40%     2.20%         720       3.24%      2.39%     0.00%
      December 31, 2003............       233       5.43      10.00     1.40%     2.20%       1,264      43.27%       N/A      0.00%
      December 31, 2002............       147       3.79        N/A     1.40%      N/A          556     -47.59%       N/A      0.00%
THE ALGER AMERICAN FUND:
   Growth Portfolio
      December 31, 2006............       882      14.07      12.01     1.40%     2.20%      12,418       3.68%      2.83%     0.13%
      December 31, 2005............     1,161      13.57      11.68     1.40%     2.20%      15,760      10.50%      9.67%     0.24%
      December 31, 2004............     1,346      12.28      10.65     1.40%     2.20%      16,540       3.99%      3.15%     0.00%
      December 31, 2003............     1,549      11.81      10.32     1.40%     2.20%      18,289      33.28%       N/A      0.00%
      December 31, 2002............     1,963       8.86        N/A     1.40%      N/A       17,391     -33.92%       N/A      0.04%
   Leveraged AllCap Portfolio
      December 31, 2006............       790      19.67      14.15     1.40%     2.20%      15,542      17.64%     16.65%     0.00%
      December 31, 2005............       973      16.72      12.13     1.40%     2.20%      16,263      12.82%     12.00%     0.00%
      December 31, 2004............     1,270      14.82      10.83     1.40%     2.20%      18,812       6.71%      5.81%     0.00%
      December 31, 2003............     1,762      13.89      10.24     1.40%     2.20%      24,476      32.85%       N/A      0.00%
      December 31, 2002............     1,873      10.45        N/A     1.40%      N/A       19,575     -34.83%       N/A      0.01%
   MidCap Portfolio
      December 31, 2006............       608      21.22      12.96     1.40%     2.20%      12,905       8.60%      7.82%     0.00%
      December 31, 2005............       837      19.54      12.02     1.40%     2.20%      16,343       8.31%      7.42%     0.00%
      December 31, 2004............     1,078      18.04      11.19     1.40%     2.20%      19,439      11.45%     10.56%     0.00%
      December 31, 2003............     1,164      16.19      10.12     1.40%     2.20%      18,856      45.74%       N/A      0.00%
      December 31, 2002............     1,163      11.11        N/A     1.40%      N/A       12,919     -30.52%       N/A      0.00%
   Small Capitalization Portfolio
      December 31, 2006............       507      12.65      15.50     1.40%     2.20%       6,413      18.33%     17.42%     0.00%
      December 31, 2005............       621      10.69      13.20     1.40%     2.20%       6,633      15.32%     14.38%     0.00%
      December 31, 2004............       698       9.27      11.54     1.40%     2.20%       6,474      14.90%     13.99%     0.00%
      December 31, 2003............     1,173       8.07      10.12     1.40%     2.20%       9,462      40.37%       N/A      0.00%
      December 31, 2002............       806       5.75        N/A     1.40%      N/A        4,633     -27.25%       N/A      0.00%
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      December 31, 2006............        70      13.55      13.44     1.40%     2.20%         946      15.61%     14.77%     1.38%
      December 31, 2005............        70      11.72      11.71     1.40%     2.20%         822       3.44%      2.63%     1.49%
      December 31, 2004............        93      11.33      11.41     1.40%     2.20%       1,050       9.89%      8.99%     0.87%
      December 31, 2003............       107      10.31      10.47     1.40%     2.20%       1,100      30.66%       N/A      1.20%
      December 31, 2002............       108       7.89        N/A     1.40%      N/A          855     -23.14%       N/A      0.65%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2006............        37     $11.46     $11.31     1.40%     2.20%     $   426       8.11%      7.31%     2.64%
      December 31, 2005............        22      10.60      10.54     1.40%     2.20%         236       5.58%      4.98%     0.00%
      Inception May 1, 2005........        --      10.04      10.04      N/A       N/A           --        N/A        N/A       N/A
   Income & Growth Fund
      December 31, 2006............       484      15.05      13.49     1.40%     2.20%       7,284      15.50%     14.52%     1.86%
      December 31, 2005............       588      13.03      11.78     1.40%     2.20%       7,665       3.17%      2.35%     2.07%
      December 31, 2004............       718      12.63      11.51     1.40%     2.20%       9,068      11.40%     10.55%     1.47%
      December 31, 2003............       727      11.34      10.41     1.40%     2.20%       8,249      27.57%       N/A      1.36%
      December 31, 2002............       824       8.89        N/A     1.40%      N/A        7,322     -20.49%       N/A      1.16%
   Inflation Protection Fund
      December 31, 2006............        13      10.59      10.36     1.40%     2.20%         133       0.19%     -0.67%     4.10%
      December 31, 2005............        11      10.57      10.43     1.40%     2.20%         113       0.19%     -0.67%     3.57%
      December 31, 2004............        70      10.55      10.50     1.40%     2.20%         740       5.08%      4.58%     2.00%
      Inception May 1, 2004........        --      10.04      10.04      N/A       N/A           --        N/A        N/A       N/A
   International Fund
      December 31, 2006............       414      15.49      15.70     1.40%     2.20%       6,421      23.33%     22.37%     1.57%
      December 31, 2005............       435      12.56      12.83     1.40%     2.20%       5,459      11.64%     10.79%     1.22%
      December 31, 2004............       494      11.25      11.58     1.40%     2.20%       5,557      13.35%     12.38%     0.67%
      December 31, 2003............       518       9.92      10.30     1.40%     2.20%       5,147      22.78%       N/A      0.73%
      December 31, 2002............       559       8.08        N/A     1.40%      N/A        4,516     -21.48%       N/A      0.85%
   Value Fund
      December 31, 2006............       721      19.38      13.94     1.40%     2.20%      13,962      16.96%     16.07%     1.41%
      December 31, 2005............       966      16.57      12.01     1.40%     2.20%      15,990       3.63%      2.74%     0.93%
      December 31, 2004............     1,217      15.99      11.69     1.40%     2.20%      19,454      12.71%     11.83%     0.98%
      December 31, 2003............     1,251      14.19      10.45     1.40%     2.20%      17,752      27.17%       N/A      1.13%
      December 31, 2002............     1,565      11.15        N/A     1.40%      N/A       17,456     -13.84%       N/A      1.03%
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2006............        --      10.93      10.78     1.40%     2.20%          --       4.79%      3.85%     5.27%
      December 31, 2005............        --      10.43      10.38     1.40%     2.20%          --       3.68%      3.18%     0.00%
      Inception May 1, 2005........        --      10.06      10.06      N/A       N/A            --       N/A        N/A       N/A
THE DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index Portfolio
      December 31, 2006............        14      12.97      12.79     1.40%     2.20%         177      12.88%     11.90%     0.59%
      December 31, 2005............         4      11.49      11.43     1.40%     2.20%          42      13.43%     12.83%     0.00%
      Inception May 1, 2005........        --      10.13      10.13      N/A       N/A           --        N/A        N/A       N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
      December 31, 2006............       341      10.57      11.49     1.40%     2.20%       3,602       7.75%      6.78%     0.12%
      December 31, 2005............       418       9.81      10.76     1.40%     2.20%       4,104       2.19%      1.41%     0.00%
      December 31, 2004............       559       9.60      10.61     1.40%     2.20%       5,367       4.69%      3.85%     0.39%
      December 31, 2003............       635       9.17      10.22     1.40%     2.20%       5,824      24.25%       N/A      0.11%
      December 31, 2002............       849       7.38        N/A     1.40%      N/A        6,268     -29.91%       N/A      0.18%
DREYFUS STOCK INDEX FUND:
      December 31, 2006............     1,816      13.88      13.01     1.40%     2.20%      25,206      13.86%     13.03%     1.62%
      December 31, 2005............     2,299      12.19      11.51     1.40%     2.20%      28,011       3.31%      2.40%     1.58%
      December 31, 2004............     2,781      11.80      11.24     1.40%     2.20%      32,831       9.06%      8.21%     1.77%
      December 31, 2003............     3,275      10.82      10.39     1.40%     2.20%      35,439      26.58%       N/A      1.46%
      December 31, 2002............     4,389       8.55        N/A     1.40%      N/A       37,516     -23.44%       N/A      1.29%
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
      December 31, 2006............       167      11.36      12.87     1.40%     2.20%       1,901      14.17%     13.29%     0.93%
      December 31, 2005............       224       9.95      11.36     1.40%     2.20%       2,228       4.74%      3.93%     0.00%
      December 31, 2004............       273       9.50      10.93     1.40%     2.20%       2,589       6.42%      5.56%     1.33%
      December 31, 2003............       306       8.93      10.35     1.40%     2.20%       2,737      21.81%       N/A      0.82%
      December 31, 2002............       378       7.33        N/A     1.40%      N/A        2,769     -23.69%       N/A      0.51%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND: (continued)
   International Value Portfolio
      December 31, 2006............       525     $17.74     $16.15     1.40%     2.20%     $ 9,316      20.84%     19.99%     1.40%
      December 31, 2005............       604      14.68      13.46     1.40%     2.20%       8,867      10.38%      9.43%     0.00%
      December 31, 2004............       772      13.30      12.30     1.40%     2.20%      10,270      18.35%     17.40%     1.26%
      December 31, 2003............       648      11.24      10.48     1.40%     2.20%       7,285      34.46%       N/A      1.51%
      December 31, 2002............       538       8.36        N/A     1.40%      N/A        4,499     -13.45%       N/A      0.93%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
      December 31, 2006............       252      10.08      13.06     1.40%     2.20%       2,544      14.03%     13.07%     5.49%
      December 31, 2005............       238       8.84      11.55     1.40%     2.20%       2,100       4.74%      4.05%     5.57%
      December 31, 2004............       313       8.44      11.10     1.40%     2.20%       2,637       8.42%      7.49%     4.50%
      December 31, 2003............       374       7.78      10.33     1.40%     2.20%       2,916      18.99%       N/A      6.69%
      December 31, 2002............       832       6.54        N/A     1.40%      N/A        5,443     -25.01%       N/A      6.63%
   High Income Bond Fund II
      December 31, 2006............       605      13.01      11.89     1.40%     2.20%       7,872       9.24%      8.39%     8.38%
      December 31, 2005............       652      11.91      10.97     1.40%     2.20%       7,761       1.28%      0.46%     9.02%
      December 31, 2004............       865      11.76      10.92     1.40%     2.20%      10,168       8.92%      8.01%     7.66%
      December 31, 2003............     1,037      10.80      10.11     1.40%     2.20%      11,205      20.52%       N/A      6.75%
      December 31, 2002............     1,395       8.96        N/A     1.40%      N/A       12,502      -0.04%       N/A      9.43%
   International Equity Fund II
      December 31, 2006............       245      15.58      14.35     1.40%     2.20%       3,821      17.23%     16.38%     0.20%
      December 31, 2005............       298      13.29      12.33     1.40%     2.20%       3,961       7.52%      6.66%     0.00%
      December 31, 2004............       291      12.36      11.56     1.40%     2.20%       3,600      12.50%     11.59%     0.00%
      December 31, 2003............       290      10.99      10.36     1.40%     2.20%       3,187      30.02%       N/A      0.00%
      December 31, 2002............       339       8.45        N/A     1.40%      N/A        2,863     -23.84%       N/A      0.00%
JANUS ASPEN SERIES:
   Growth and Income Portfolio
      December 31, 2006............       383      15.98      13.17     1.40%     2.20%       6,121       6.53%      5.70%     1.68%
      December 31, 2005............       466      15.00      12.46     1.40%     2.20%       7,012      10.78%      9.97%     0.64%
      December 31, 2004............       481      13.54      11.33     1.40%     2.20%       6,543      10.39%      9.46%     0.63%
      December 31, 2003............       586      12.26      10.35     1.40%     2.20%       7,193      19.90%       N/A      1.05%
      Inception March 21, 2003.....        --      10.23        N/A      N/A       N/A           --        N/A        N/A       N/A
   International Growth Portfolio
      December 31, 2006............       220      32.03      22.45     1.40%     2.20%       7,047      45.00%     43.82%     2.04%
      December 31, 2005............       163      22.09      15.61     1.40%     2.20%       3,596      30.48%     29.44%     1.45%
      December 31, 2004............        58      16.93      12.06     1.40%     2.20%         983      17.26%     16.37%     0.92%
      December 31, 2003............        36      14.44      10.36     1.40%     2.20%         513      42.38%       N/A      1.24%
      Inception March 21, 2003.....        --      10.14        N/A      N/A       N/A           --        N/A        N/A       N/A
   Large Cap Growth Portfolio
      December 31, 2006............     1,421      12.32      11.63     1.40%     2.20%      17,503       9.80%      9.00%     0.47%
      December 31, 2005............     1,699      11.22      10.67     1.40%     2.20%      19,061       2.84%      2.01%     0.33%
      December 31, 2004............     2,108      10.91      10.46     1.40%     2.20%      22,992       3.08%      2.23%     0.13%
      December 31, 2003............     2,756      10.58      10.23     1.40%     2.20%      29,171      29.90%       N/A      0.09%
      December 31, 2002............     3,610       8.15        N/A     1.40%      N/A       29,415     -27.53%       N/A      0.00%
   Mid Cap Growth Portfolio
      December 31, 2006............       944      16.05      14.67     1.40%     2.20%      15,155      12.00%     11.14%     0.00%
      December 31, 2005............     1,155      14.33      13.20     1.40%     2.20%      16,554      10.74%      9.91%     0.00%
      December 31, 2004............     1,557      12.94      12.01     1.40%     2.20%      20,137      19.09%     18.10%     0.00%
      December 31, 2003............     1,757      10.86      10.17     1.40%     2.20%      19,090      33.23%       N/A      0.00%
      December 31, 2002............     2,388       8.16        N/A     1.40%      N/A       19,479     -28.94%       N/A      0.00%
   Worldwide Growth Portfolio
      December 31, 2006............       941      13.85      12.73     1.40%     2.20%      13,031      16.58%     15.62%     1.72%
      December 31, 2005............     1,193      11.88      11.01     1.40%     2.20%      14,171       4.39%      3.57%     1.34%
      December 31, 2004............     1,577      11.38      10.63     1.40%     2.20%      17,939       3.34%      2.51%     0.97%
      December 31, 2003............     2,083      11.01      10.37     1.40%     2.20%      22,940      22.27%       N/A      1.08%
      December 31, 2002............     2,754       9.01        N/A     1.40%      N/A       24,803     -26.54%       N/A      0.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
      December 31, 2006............       149     $22.51     $22.03     1.40%     2.20%     $ 3,348      28.12%     27.12%     0.41%
      December 31, 2005............       206      17.57      17.33     1.40%     2.20%       3,618      38.89%     37.65%     0.32%
      December 31, 2004............        29      12.65      12.59     1.40%     2.20%         371      28.82%     28.21%     0.00%
      Inception May 1, 2004........        --       9.82       9.82      N/A       N/A           --        N/A        N/A       N/A
   Equity Portfolio
      December 31, 2006............       112      13.80      13.15     1.40%     2.20%       1,539      15.87%     14.95%     0.61%
      December 31, 2005............       130      11.91      11.44     1.40%     2.20%       1,550       1.88%      1.06%     0.76%
      December 31, 2004............       149      11.69      11.32     1.40%     2.20%       1,746      10.26%      9.40%     0.61%
      December 31, 2003............       149      10.60      10.35     1.40%     2.20%       1,583      22.29%       N/A      0.75%
      December 31, 2002............       142       8.67        N/A     1.40%      N/A        1,229     -17.42%       N/A      0.07%
   International Equity Portfolio
      December 31, 2006............        37      14.89      14.57     1.40%     2.20%         547      20.86%     19.82%     1.25%
      December 31, 2005............        16      12.32      12.16     1.40%     2.20%         199       9.12%      8.28%     1.18%
      December 31, 2004............         4      11.29      11.23     1.40%     2.20%          50      13.70%     13.09%     0.49%
      Inception May 1, 2004........        --       9.93       9.93      N/A       N/A           --        N/A        N/A       N/A
   Small Cap Portfolio
      December 31, 2006............       390      19.69      13.27     1.40%     2.20%       7,675      14.48%     13.52%     0.00%
      December 31, 2005............       490      17.20      11.69     1.40%     2.20%       8,428       2.56%      1.74%     0.00%
      December 31, 2004............       627      16.77      11.49     1.40%     2.20%      10,539      58.17%     12.43%     0.00%
      December 31, 2003............       745      14.80      10.22     1.40%     2.20%      11,066      70.77%       N/A      0.00%
      December 31, 2002............       928      10.94        N/A     1.40%      N/A       10,224     -18.82%       N/A      0.00%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:
   Aggressive Growth Fund
      December 31, 2006............         4      12.87      12.70     1.40%     2.20%          47       9.44%      8.64%     0.00%
      December 31, 2005............        --      11.76      11.69     1.40%     2.20%           1      17.25%     16.55%     0.00%
      Inception May 1, 2005........        --      10.03      10.03      N/A       N/A           --        N/A        N/A       N/A
   All Cap Fund
      December 31, 2006............         6      12.78      12.52     1.40%     2.20%          71      16.39%     15.60%     2.16%
      December 31, 2005............         4      10.98      10.83     1.40%     2.20%          43       2.62%      1.79%     0.76%
      December 31, 2004............         4      10.70      10.64     1.40%     2.20%          38       6.26%      5.66%     1.33%
      Inception May 1, 2004........        --      10.07      10.07      N/A       N/A           --        N/A        N/A       N/A
   Global High Yield Bond Fund
      December 31, 2006............        17      11.51      11.36     1.40%     2.20%         201       9.10%      8.29%     5.17%
      December 31, 2005............         9      10.55      10.49     1.40%     2.20%          98       5.39%      4.80%    17.90%
      Inception May 1, 2005........        --      10.01      10.01      N/A       N/A           --        N/A        N/A       N/A
   Large Cap Growth Fund
      December 31, 2006............         5      10.58      10.36     1.40%     2.20%          55       2.72%      1.97%     0.00%
      December 31, 2005............         7      10.30      10.16     1.40%     2.20%          75       3.83%      2.94%     0.02%
      December 31, 2004............         2       9.92       9.87     1.40%     2.20%          18       0.10%     -0.40%     0.32%
      Inception May 1, 2004........        --       9.91       9.91      N/A       N/A           --        N/A        N/A       N/A
   Strategic Bond Fund
      December 31, 2006............       133      11.11      10.87     1.40%     2.20%       1,477       3.64%      2.74%     4.39%
      December 31, 2005............       124      10.72      10.58     1.40%     2.20%       1,332       1.04%      0.19%    11.04%
      December 31, 2004............        11      10.61      10.56     1.40%     2.20%         112       6.10%      5.60%     4.57%
      Inception May 1, 2004........        --      10.00      10.00      N/A       N/A           --        N/A        N/A       N/A
   Total Return Fund
      December 31, 2006............         4      11.98      11.73     1.40%     2.20%          43      11.03%     10.14%     2.18%
      December 31, 2005............         3      10.79      10.65     1.40%     2.20%          36       1.89%      1.04%     4.99%
      December 31, 2004............        --      10.59      10.54     1.40%     2.20%          --       5.69%      5.19%     0.00%
      Inception May 1, 2004........        --      10.02      10.02      N/A       N/A           --        N/A        N/A       N/A
LEGG MASON PARTNERS INVESTMENT SERIES:
   Government Portfolio
      December 31, 2006............         1      10.28      10.14     1.40%     2.20%           8       2.70%      1.81%     0.95%
      December 31, 2005............        24      10.01       9.96     1.40%     2.20%         244       0.10%     -0.40%     5.76%
      Inception May 1, 2005........        --      10.00      10.00      N/A       N/A           --        N/A        N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
      December 31, 2006............        71     $16.22     $13.48     1.40%     2.20%     $ 1,147      12.95%     12.05%     2.50%
      December 31, 2005............        70      14.36      12.03     1.40%     2.20%       1,002       2.35%      1.52%     2.17%
      December 31, 2004............        65      14.03      11.85     1.40%     2.20%         913      14.85%     13.97%     3.17%
      December 31, 2003............        10      12.21      10.40     1.40%     2.20%         124      22.16%       N/A      2.50%
      Inception May 1, 2003........        --      10.00        N/A      N/A       N/A           --        N/A        N/A       N/A
   Growth and Income Portfolio
      December 31, 2006............     1,006      17.85      13.35     1.40%     2.20%      17,959      15.61%     14.69%     1.25%
      December 31, 2005............     1,167      15.44      11.64     1.40%     2.20%      18,008       1.85%      1.04%     0.91%
      December 31, 2004............     1,432      15.16      11.52     1.40%     2.20%      21,684      11.07%     10.20%     0.84%
      December 31, 2003............     1,501      13.65      10.45     1.40%     2.20%      20,475      29.19%       N/A      0.66%
      December 31, 2002............     1,814      10.56        N/A     1.40%      N/A       19,166     -19.17%       N/A      0.51%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano Portfolio
      December 31, 2006............        14      14.57      11.55     1.40%     2.20%         211       3.77%      2.94%     0.00%
      December 31, 2005............        16      14.04      11.22     1.40%     2.20%         226       1.52%      0.72%     0.00%
      December 31, 2004............        42      13.83      11.14     1.40%     2.20%         585      10.28%      9.42%     0.00%
      December 31, 2003............        14      12.54      10.18     1.40%     2.20%         179      25.28%       N/A      0.07%
      Inception May 1, 2003........        --      10.01        N/A      N/A       N/A           --        N/A        N/A       N/A
   High Income Bond Portfolio
      December 31, 2006............         4      10.94      10.79     1.40%     2.20%          43       6.01%      5.06%     3.39%
      December 31, 2005............         2      10.32      10.27     1.40%     2.20%          17       3.20%      2.70%     4.99%
      Inception May 1, 2005........        --      10.00      10.00      N/A       N/A           --        N/A        N/A       N/A
   Limited Maturity Bond Portfolio
      December 31, 2006............       398      12.39       9.99     1.40%     2.20%       4,932       2.74%      1.94%     2.88%
      December 31, 2005............       538      12.06       9.80     1.40%     2.20%       6,486       0.08%     -0.81%     2.39%
      December 31, 2004............       816      12.05       9.88     1.40%     2.20%       9,835      -0.65%     -1.41%     3.34%
      December 31, 2003............     1,172      12.13      10.02     1.40%     2.20%      14,214       1.00%       N/A      4.05%
      December 31, 2002............     1,722      12.01        N/A     1.40%      N/A       20,685       3.87%       N/A      4.05%
   Mid-Cap Growth Portfolio
      December 31, 2006............       106      11.02      14.37     1.40%     2.20%       1,173      13.03%     12.18%     0.00%
      December 31, 2005............        85       9.75      12.81     1.40%     2.20%         824      12.20%     11.29%     0.00%
      December 31, 2004............       113       8.69      11.51     1.40%     2.20%         980      14.70%     13.78%     0.00%
      December 31, 2003............        97       7.58      10.12     1.40%     2.20%         732      26.29%       N/A      0.00%
      December 31, 2002............        66       6.00        N/A     1.40%      N/A          398     -30.32%       N/A      0.00%
   Partners Portfolio
      December 31, 2006............       305      15.26      15.21     1.40%     2.20%       4,659      10.66%      9.82%     0.64%
      December 31, 2005............       406      13.79      13.85     1.40%     2.20%       5,600      16.47%     15.51%     1.00%
      December 31, 2004............       359      11.84      11.99     1.40%     2.20%       4,251      17.29%     16.35%     0.01%
      December 31, 2003............       329      10.09      10.30     1.40%     2.20%       3,317      33.21%       N/A      0.00%
      December 31, 2002............       350       7.58        N/A     1.40%      N/A        2,651     -25.20%       N/A      0.56%
   Regency Portfolio
      December 31, 2006............       110      19.04      14.61     1.40%     2.20%       2,099       9.61%      8.71%     0.35%
      December 31, 2005............       104      17.37      13.44     1.40%     2.20%       1,796      10.50%      9.62%     0.08%
      December 31, 2004............       131      15.72      12.26     1.40%     2.20%       2,045      20.62%     19.65%     0.03%
      December 31, 2003............        11      13.03      10.25     1.40%     2.20%         141      29.87%       N/A      0.00%
      Inception May 1, 2003........        --      10.04        N/A      N/A       N/A           --        N/A        N/A       N/A
   Socially Responsive Portfolio
      December 31, 2006............        13      13.35      13.06     1.40%     2.20%         176      12.18%     11.24%     0.18%
      December 31, 2005............        19      11.90      11.74     1.40%     2.20%         223       5.40%      4.54%     0.00%
      December 31, 2004............        --      11.29      11.23     1.40%     2.20%           2      12.79%     12.19%     0.00%
      Inception May 1, 2004........        --      10.01      10.01      N/A       N/A           --        N/A        N/A       N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2006............        --      10.38      10.33     1.40%     2.20%           2       4.11%      3.61%     2.91%
      Inception May 1, 2006........        --       9.97       9.97      N/A       N/A           --        N/A        N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (continued)
   CommodityRealReturn Strategy Portfolio
      December 31, 2006............        13     $ 9.52     $ 9.46     1.40%     2.20%     $   120      -5.74%     -6.34%     4.08%
      Inception May 1, 2006........        --      10.10      10.10      N/A       N/A           --        N/A        N/A       N/A
   Emerging Markets Bond Portfolio
      December 31, 2006............         2      10.73      10.68     1.40%     2.20%          20       7.52%      7.01%     3.65%
      Inception May 1, 2006........        --       9.98       9.98      N/A       N/A           --        N/A        N/A       N/A
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2006............         1      10.23      10.18     1.40%     2.20%          15       2.20%      1.70%     2.33%
      Inception May 1, 2006........        --      10.01      10.01      N/A       N/A           --        N/A        N/A       N/A
   Global Bond Unhedged Portfolio
      December 31, 2006............         5      10.16      10.11     1.40%     2.20%          52       1.60%      1.10%     2.32%
      Inception May 1, 2006........        --      10.00      10.00      N/A       N/A           --        N/A        N/A       N/A
   High Yield Portfolio
      December 31, 2006............         7      10.53      10.47     1.40%     2.20%          78       5.41%      4.80%     4.55%
      Inception May 1, 2006........        --       9.99       9.99      N/A       N/A           --        N/A        N/A       N/A
   Money Market Portfolio
      December 31, 2006............       277      10.43      10.21     1.40%     2.20%       2,925       3.17%      2.30%     4.71%
      December 31, 2005............        93      10.11       9.98     1.40%     2.20%         944       1.30%      0.60%     3.05%
      December 31, 2004............        14       9.98       9.92     1.40%     2.20%         142      -0.20%     -0.80%     0.78%
      Inception May 1, 2004........        --      10.00      10.00      N/A       N/A           --        N/A        N/A       N/A
   RealEstateRealReturn Strategy Portfolio
      December 31, 2006............        26      11.85      11.79     1.40%     2.20%         308      20.67%     20.06%     9.40%
      Inception May 1, 2006........        --       9.82       9.82      N/A       N/A           --        N/A        N/A       N/A
   Real Return Portfolio
      December 31, 2006............       172      11.29      10.54     1.40%     2.20%       1,938      -0.70%     -1.40%     4.18%
      December 31, 2005............       309      11.37      10.69     1.40%     2.20%       3,509       0.71%     -0.19%     2.85%
      December 31, 2004............       183      11.29      10.71     1.40%     2.20%       2,068       7.36%      6.57%     1.03%
      December 31, 2003............        90      10.52      10.05     1.40%     2.20%         945       4.79%       N/A      0.35%
      Inception May 1, 2003........        --      10.04        N/A      N/A       N/A           --        N/A        N/A       N/A
   Short-Term Portfolio
      December 31, 2006............        46      10.41      10.19     1.40%     2.20%         479       2.87%      2.00%     4.28%
      December 31, 2005............        65      10.12       9.99     1.40%     2.20%         656       1.10%      0.30%     2.83%
      December 31, 2004............        44      10.01       9.96     1.40%     2.20%         445       0.10%     -0.40%     1.10%
      Inception May 1, 2004........        --      10.00      10.00      N/A       N/A           --        N/A        N/A       N/A
   StockPLUS Total Return Portfolio
      December 31, 2006............         4      10.93      10.87     1.40%     2.20%          48      10.40%      9.80%     2.22%
      Inception May 1, 2006........        --       9.90       9.90      N/A       N/A           --        N/A        N/A       N/A
   Total Return Portfolio
      December 31, 2006............       339      10.82      10.54     1.40%     2.20%       3,672       2.37%      1.64%     4.45%
      December 31, 2005............       270      10.57      10.37     1.40%     2.20%       2,855       1.05%      0.19%     3.52%
      December 31, 2004............       184      10.46      10.35     1.40%     2.20%       1,923       3.44%      2.59%     1.87%
      December 31, 2003............        80      10.11      10.09     1.40%     2.20%         805       1.02%       N/A      1.49%
      Inception May 1, 2003........        --      10.01        N/A      N/A       N/A           --        N/A        N/A       N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond Portfolio
      December 31, 2006............         7      10.20      10.08     1.40%     2.20%          76       2.20%      1.41%     4.30%
      December 31, 2005............        --       9.98       9.94     1.40%     2.20%           2      -0.20%     -0.60%     1.97%
      Inception July 15, 2005......        --      10.00      10.00      N/A       N/A           --        N/A        N/A       N/A
   Equity Income Portfolio
      December 31, 2006............       428      13.10      14.58     1.40%     2.20%       5,614      20.40%     19.51%     2.44%
      December 31, 2005............       243      10.88      12.20     1.40%     2.20%       2,650       4.02%      3.21%     2.11%
      December 31, 2004............       193      10.46      11.82     1.40%     2.20%       2,021      14.46%     13.48%     2.12%
      December 31, 2003............       196       9.14      10.42     1.40%     2.20%       1,792      20.57%       N/A      1.98%
      December 31, 2002............       185       7.58        N/A     1.40%      N/A        1,400     -17.22%       N/A      2.21%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Fund Portfolio
      December 31, 2006 ............      249     $11.14     $13.22     1.40%     2.20%      $2,771      14.72%     13.87%     1.10%
      December 31, 2005 ............      272       9.71      11.61     1.40%     2.20%       2,639       4.53%      3.66%     1.11%
      December 31, 2004 ............      297       9.29      11.20     1.40%     2.20%       2,759       9.34%      8.48%     1.05%
      December 31, 2003 ............      169       8.50      10.32     1.40%     2.20%       1,438      21.72%       N/A      0.93%
      December 31, 2002 ............      133       6.98        N/A     1.40%      N/A          930     -20.38%       N/A      0.81%
   High Yield Portfolio
      December 31, 2006 ............       71      11.15      11.00     1.40%     2.20%         791       6.80%      5.87%     5.00%
      December 31, 2005 ............       --      10.44      10.39     1.40%     2.20%           1       4.40%      3.90%     3.51%
      Inception May 1, 2005 ........       --      10.00      10.00      N/A       N/A           --        N/A        N/A       N/A
   International Value Portfolio
      December 31, 2006 ............       41      10.05      10.05     1.40%     2.20%         408       0.70%      0.70%     0.00%
      Inception November 15, 2006 ..       --       9.98       9.98      N/A       N/A           --        N/A        N/A       N/A
   Mid Cap Value Portfolio
      December 31, 2006 ............       19      12.07      11.91     1.40%     2.20%         223      10.73%      9.77%     0.00%
      December 31, 2005 ............       12      10.90      10.85     1.40%     2.20%         129       8.35%      7.85%     0.12%
      Inception May 1, 2005 ........       --      10.06      10.06      N/A       N/A           --        N/A        N/A       N/A
   Money Market Portfolio
      December 31, 2006 ............       --      10.40      10.26     1.40%     2.20%          --       3.07%      2.19%     3.97%
      December 31, 2005 ............       --      10.09      10.04     1.40%     2.20%          --       0.90%      0.40%     1.96%
      Inception May 1, 2005 ........       --      10.00      10.00      N/A       N/A           --        N/A        N/A       N/A
ROYCE CAPITAL FUNDS:
   Micro-Cap Portfolio
      December 31, 2006 ............      105      21.77      14.65     1.40%     2.20%       2,275      19.42%     18.53%     0.18%
      December 31, 2005 ............       80      18.23      12.36     1.40%     2.20%       1,453      10.02%      9.19%     0.47%
      December 31, 2004 ............      106      16.57      11.32     1.40%     2.20%       1,754      12.28%     11.32%     0.00%
      December 31, 2003 ............       69      14.76      10.17     1.40%     2.20%       1,011      46.81%       N/A      0.00%
      Inception May 1, 2003 ........       --      10.05        N/A      N/A       N/A           --        N/A        N/A       N/A
   Small-Cap Portfolio
      December 31, 2006 ............      197      20.94      14.92     1.40%     2.20%       4,098      13.99%     13.03%     0.06%
      December 31, 2005 ............      239      18.37      13.20     1.40%     2.20%       4,373       7.05%      6.19%     0.00%
      December 31, 2004 ............      262      17.16      12.43     1.40%     2.20%       4,479      23.19%     22.23%     0.00%
      December 31, 2003 ............       61      13.93      10.17     1.40%     2.20%         825      39.54%       N/A      0.00%
      Inception May 1, 2003 ........       --       9.98        N/A      N/A       N/A           --        N/A        N/A       N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
      December 31, 2006 ............       13      12.48      12.32     1.40%     2.20%         161      10.74%      9.90%     0.22%
      December 31, 2005 ............       --      11.27      11.21     1.40%     2.20%           3      12.25%     11.65%     0.46%
      Inception May 1, 2005 ........       --      10.04      10.04      N/A       N/A           --        N/A        N/A       N/A
   CLS AdvisorOne Clermont Fund
      December 31, 2006 ............        4      11.25      11.10     1.40%     2.20%          46       6.84%      6.02%     5.26%
      December 31, 2005 ............       --      10.53      10.47     1.40%     2.20%           4       4.99%      4.39%     0.68%
      Inception May 1, 2005 ........       --      10.03      10.03      N/A       N/A           --        N/A        N/A       N/A
   Banking Fund
      December 31, 2006 ............       17      12.18      11.92     1.40%     2.20%         211       9.73%      8.86%     2.72%
      December 31, 2005 ............        6      11.10      10.95     1.40%     2.20%          69     -4.15%      -4.87%     0.90%
      December 31, 2004 ............       10      11.58      11.51     1.40%     2.20%         121      14.65%     14.07%     1.19%
      Inception May 1, 2004 ........       --      10.10      10.09      N/A       N/A           --        N/A        N/A       N/A
   Basic Materials Fund
      December 31, 2006 ............      126      15.30      14.98     1.40%     2.20%       1,936      20.57%     19.65%     1.74%
      December 31, 2005 ............       74      12.69      12.52     1.40%     2.20%         942       2.59%      1.79%     0.65%
      December 31, 2004 ............        9      12.37      12.30     1.40%     2.20%         112      24.07%     23.37%     0.12%
      Inception May 1, 2004 ........       --       9.97       9.97      N/A       N/A           --        N/A        N/A       N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Biotechnology Fund
      December 31, 2006 ............        8     $ 9.62     $ 9.42     1.40%     2.20%      $   77     -4.66%      -5.42%     0.00%
      December 31, 2005 ............       41      10.09       9.96     1.40%     2.20%         410      9.08%       8.26%     0.00%
      December 31, 2004 ............       --       9.25       9.20     1.40%     2.20%           3     -5.61%      -6.03%     0.00%
      Inception May 1, 2004 ........       --       9.80       9.79      N/A       N/A           --       N/A         N/A       N/A
   Consumer Products Fund
      December 31, 2006 ............       18      11.83      11.58     1.40%     2.20%         210     15.75%      14.88%     0.94%
      December 31, 2005 ............       17      10.22      10.08     1.40%     2.20%         175     -1.73%      -2.61%     0.60%
      December 31, 2004 ............        8      10.40      10.35     1.40%     2.20%          88      2.97%       2.48%     0.03%
      Inception May 1, 2004 ........       --      10.10      10.10      N/A       N/A           --       N/A         N/A       N/A
   Dynamic Dow Fund
      December 31, 2006 ............       36      13.48      13.22     1.40%     2.20%         480     28.75%      27.73%     1.24%
      December 31, 2005 ............        1      10.47      10.35     1.40%     2.20%          14     -5.16%      -5.91%     0.82%
      December 31, 2004 ............        1      11.04      11.00     1.40%     2.20%           7     11.29%      10.89%     2.21%
      Inception July 15, 2004 ......       --       9.92       9.92      N/A       N/A           --       N/A         N/A       N/A
   Dynamic OTC Fund
      December 31, 2006 ............       36      11.98      11.72     1.40%     2.20%         429      3.45%       2.54%     0.08%
      December 31, 2005 ............       50      11.58      11.43     1.40%     2.20%         577     -4.38%      -5.15%     0.00%
      December 31, 2004 ............       34      12.11      12.05     1.40%     2.20%         416     23.95%      23.34%     0.09%
      Inception May 1, 2004 ........       --       9.77       9.77      N/A       N/A           --       N/A         N/A       N/A
   Dynamic S&P 500 Fund
      December 31, 2006 ............       31      14.37      14.07     1.40%     2.20%         445     21.99%      20.98%     1.91%
      December 31, 2005 ............       26      11.78      11.63     1.40%     2.20%         307      1.90%       1.13%     0.11%
      December 31, 2004 ............       35      11.56      11.50     1.40%     2.20%         408     15.02%      14.43%     0.00%
      Inception May 1, 2004 ........       --      10.05      10.05      N/A       N/A           --       N/A         N/A       N/A
   Electronics Fund
      December 31, 2006 ............        2       9.42       9.22     1.40%     2.20%          21      1.07%       0.22%     0.00%
      December 31, 2005 ............       11       9.32       9.20     1.40%     2.20%         105      2.42%       1.66%     0.00%
      December 31, 2004 ............       --       9.10       9.05     1.40%     2.20%           1     -6.57%      -7.08%     0.00%
      Inception May 1, 2004 ........       --       9.74       9.74      N/A       N/A           --       N/A         N/A       N/A
   Energy Fund
      December 31, 2006 ............       89      18.24      17.85     1.40%     2.20%       1,627     10.41%       9.44%     0.00%
      December 31, 2005 ............      169      16.52      16.31     1.40%     2.20%       2,799     36.53%      35.58%     0.02%
      December 31, 2004 ............       74      12.10      12.03     1.40%     2.20%         895     18.40%      17.71%     0.01%
      Inception May 1, 2004 ........       --      10.22      10.22      N/A       N/A           --       N/A         N/A       N/A
   Energy Services Fund
      December 31, 2006 ............      105      19.34      18.93     1.40%     2.20%       2,031      9.45%       8.54%     0.00%
      December 31, 2005 ............      222      17.67      17.44     1.40%     2.20%       3,932     46.15%      45.09%     0.00%
      December 31, 2004 ............       57      12.09      12.02     1.40%     2.20%         693     -0.79%      18.19%     0.00%
      Inception May 1, 2004 ........       --      10.17      10.17      N/A       N/A           --       N/A        N/A       N/A
   Europe Advantage Fund
      December 31, 2006 ............       67      16.12      15.78     1.40%     2.20%       1,075     27.63%      26.65%     3.19%
      December 31, 2005 ............       19      12.63      12.46     1.40%     2.20%         241      4.90%       4.09%     0.23%
      December 31, 2004 ............       67      12.04      11.97     1.40%     2.20%         807     19.09%      18.40%    62.24%
      Inception May 1, 2004 ........       --      10.11      10.11      N/A       N/A           --       N/A         N/A       N/A
   Financial Services Fund
      December 31, 2006 ............       31      13.46      13.18     1.40%     2.20%         423     15.14%      14.21%     2.28%
      December 31, 2005 ............       16      11.69      11.54     1.40%     2.20%         184      1.92%       1.14%     0.98%
      December 31, 2004 ............        2      11.47      11.41     1.40%     2.20%          28     14.13%      13.53%     1.02%
      Inception May 1, 2004 ........       --      10.05      10.05      N/A       N/A           --       N/A         N/A       N/A
   Government Long Bond Advantage Fund
      December 31, 2006 ............       58      10.49      10.78     1.40%     2.20%         607     -4.46%      -5.27%     3.68%
      December 31, 2005 ............       43      10.98      11.38     1.40%     2.20%         474      6.19%       5.37%     3.32%
      December 31, 2004 ............       27      10.34      10.80     1.40%     2.20%         278      6.95%       6.06%     3.33%
      December 31, 2003 ............       11       9.67      10.18     1.40%     2.20%         107     -3.18%        N/A      1.29%
      Inception May 1, 2003 ........       --       9.99        N/A      N/A       N/A           --       N/A         N/A       N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Health Care Fund
      December 31, 2006 ............       72     $11.38     $11.14     1.40%     2.20%      $  819       3.74%      2.86%     0.00%
      December 31, 2005 ............       86      10.97      10.83     1.40%     2.20%         943       9.05%      8.30%     0.00%
      December 31, 2004 ............       21      10.06      10.00     1.40%     2.20%         209      -0.10%     -0.60%     0.00%
      Inception May 1, 2004 ........       --      10.07      10.06      N/A       N/A           --        N/A        N/A       N/A
   Internet Fund
      December 31, 2006 ............        3      11.77      11.52     1.40%     2.20%          40       8.18%      7.26%     0.00%
      December 31, 2005 ............       12      10.88      10.74     1.40%     2.20%         128      -2.77%     -3.50%     0.00%
      December 31, 2004 ............       --      11.19      11.13     1.40%     2.20%           3      14.30%     13.69%     0.00%
      Inception May 1, 2004 ........       --       9.79       9.79      N/A       N/A           --        N/A        N/A       N/A
   Inverse Dynamic Dow Fund
      December 31, 2006 ............       40       6.73       6.60     1.40%     2.20%         272     -22.91%     -23.52%    2.45%
      December 31, 2005 ............        2       8.73       8.63     1.40%     2.20%          16       0.23%     -0.58%     1.23%
      December 31, 2004 ............       --       8.71       8.68     1.40%     2.20%          --     -13.59%     -13.89%    0.00%
      Inception July 15, 2004 ......       --      10.08      10.08      N/A       N/A           --        N/A        N/A       N/A
   Inverse Government Long Bond Fund
      December 31, 2006 ............       12       8.63       8.37     1.40%     2.20%         104       6.54%      5.82%     0.20%
      December 31, 2005 ............      100       8.10       7.91     1.40%     2.20%         806      -6.47%     -7.38%     0.00%
      December 31, 2004 ............      163       8.66       8.54     1.40%     2.20%       1,411     -11.95%     -12.57%    0.00%
      December 31, 2003 ............       22       9.83       9.77     1.40%     2.20%         214      -1.64%       N/A      0.00%
      Inception May 1, 2003 ........       --      10.00        N/A      N/A       N/A           --        N/A        N/A       N/A
   Inverse Mid-Cap Fund
      December 31, 2006 ............        5       7.51       7.36     1.40%     2.20%          39      -5.18%     -6.00%     2.28%
      December 31, 2005 ............       --       7.92       7.83     1.40%     2.20%          --      -9.38%     -10.10%    0.00%
      December 31, 2004 ............       --       8.74       8.71     1.40%     2.20%          --     -12.07%     -12.37%    0.00%
      Inception July 15, 2004 ......       --       9.94       9.94      N/A       N/A           --        N/A        N/A       N/A
   Inverse OTC Fund
      December 31, 2006 ............       87       8.38       8.21     1.40%     2.20%         727      -2.78%     -3.53%     6.34%
      December 31, 2005 ............       12       8.62       8.51     1.40%     2.20%         105      -0.12%     -0.93%     0.00%
      December 31, 2004 ............        1       8.63       8.59     1.40%     2.20%          10     -14.64%     -15.03%    0.00%
      Inception May 1, 2004 ........       --      10.11      10.11      N/A       N/A           --        N/A        N/A       N/A
   Inverse Russell 2000 Fund
      December 31, 2006 ............       87       7.02       6.89     1.40%     2.20%         613     -13.23%     -13.77%    5.17%
      December 31, 2005 ............       75       8.09       7.99     1.40%     2.20%         604      -4.37%     -5.22%     9.11%
      December 31, 2004 ............       --       8.46       8.43     1.40%     2.20%          --     -15.06%     -15.36%    0.00%
      Inception July 15, 2004 ......       --       9.96       9.96      N/A       N/A           --        N/A        N/A       N/A
   Inverse S&P 500 Fund
      December 31, 2006 ............        2       6.34       7.42     1.40%     2.20%          15      -8.78%     -9.51%     3.02%
      December 31, 2005 ............        4       6.95       8.20     1.40%     2.20%          26      -2.11%     -2.96%     0.00%
      December 31, 2004 ............        3       7.10       8.45     1.40%     2.20%          24     -11.46%    -12.14%    0.00%
      December 31, 2003 ............       62       8.02       9.62     1.40%     2.20%         494      -4.45%       N/A      0.00%
      Inception May 1, 2003 ........       --       9.99        N/A      N/A       N/A           --        N/A        N/A       N/A
   Japan Advantage Fund
      December 31, 2006 ............       38      12.70      12.43     1.40%     2.20%         480       3.67%      2.90%     2.20%
      December 31, 2005 ............       71      12.25      12.08     1.40%     2.20%         864      18.70%     17.74%     0.00%
      December 31, 2004 ............        4      10.32      10.26     1.40%     2.20%          45       6.28%      5.88%     0.00%
      Inception May 1, 2004 ........       --       9.87       9.87      N/A       N/A           --        N/A        N/A       N/A
   Large-Cap Growth Fund
      December 31, 2006 ............       25      10.94      10.73     1.40%     2.20%         269       3.89%      3.07%     0.00%
      December 31, 2005 ............       14      10.53      10.41     1.40%     2.20%         150       0.38%     -0.38%     0.24%
      December 31, 2004 ............       11      10.49      10.45     1.40%     2.20%         116       3.61%      3.01%     0.94%
      Inception July 15, 2004 ......       --       9.96       9.96      N/A       N/A           --        N/A        N/A       N/A
   Large-Cap Value Fund
      December 31, 2006 ............      118      13.31      13.06     1.40%     2.20%       1,570      16.04%     15.17%     0.64%
      December 31, 2005 ............       22      11.47      11.34     1.40%     2.20%         250       2.69%      1.89%     0.69%
      December 31, 2004 ............        9      11.17      11.13     1.40%     2.20%         104      12.15%     11.75%     0.53%
      Inception July 15, 2004 ......       --       9.96       9.96      N/A       N/A           --        N/A        N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Leisure Fund
      December 31, 2006 ............       69     $13.14     $12.87     1.40%     2.20%      $  904      21.78%     20.85%     0.00%
      December 31, 2005 ............       90      10.79      10.65     1.40%     2.20%         969     -6.26%      -6.91%     0.00%
      December 31, 2004 ............       28      11.51      11.44     1.40%     2.20%         317      14.87%     14.17%     0.00%
      Inception May 1, 2004 ........       --      10.02      10.02      N/A       N/A           --        N/A        N/A       N/A
   Mid Cap Advantage Fund
      December 31, 2006 ............       29      21.88      14.70     1.40%     2.20%         642       8.91%      8.09%     0.27%
      December 31, 2005 ............       36      20.09      13.60     1.40%     2.20%         714      12.49%     11.57%     0.00%
      December 31, 2004 ............       29      17.86      12.19     1.40%     2.20%         525      20.47%     19.50%     0.00%
      December 31, 2003 ............       12      14.82      10.20     1.40%     2.20%         179      48.26%       N/A      0.00%
      Inception May 1, 2003 ........       --      10.00        N/A      N/A       N/A           --        N/A        N/A       N/A
   Mid-Cap Growth Fund
      December 31, 2006 ............        6      12.36      12.13     1.40%     2.20%          70       1.64%      0.92%     0.00%
      December 31, 2005 ............       60      12.16      12.02     1.40%     2.20%         724       9.95%      9.07%     0.00%
      December 31, 2004 ............        1      11.06      11.02     1.40%     2.20%           7       9.94%      9.54%     0.00%
      Inception July 15, 2004 ......       --      10.06      10.06      N/A       N/A           --        N/A        N/A       N/A
   Mid-Cap Value Fund
      December 31, 2006 ............      137      13.96      13.69     1.40%     2.20%       1,912      15.47%     14.56%     1.04%
      December 31, 2005 ............       29      12.09      11.95     1.40%     2.20%         347       6.80%      5.94%     1.96%
      December 31, 2004 ............       --      11.32      11.28     1.40%     2.20%           1      12.75%     12.35%     0.00%
      Inception July 15, 2004 ......       --      10.04      10.04      N/A       N/A           --        N/A        N/A       N/A
   Nova Fund
      December 31, 2006 ............      136      13.52      14.00     1.40%     2.20%       1,842      17.57%     16.67%     1.30%
      December 31, 2005 ............      163      11.50      12.00     1.40%     2.20%       1,878       2.59%      1.69%     0.42%
      December 31, 2004 ............      223      11.21      11.80     1.40%     2.20%       2,500      12.98%     12.13%     0.04%
      December 31, 2003 ............      456       9.92      10.52     1.40%     2.20%       4,523      37.26%       N/A      0.00%
      December 31, 2002 ............      208       7.23        N/A     1.40%      N/A        1,502     -36.62%       N/A     10.80%
   OTC Fund
      December 31, 2006 ............      162      14.64      11.18     1.40%     2.20%       2,367       4.27%      3.52%     0.00%
      December 31, 2005 ............      210      14.04      10.80     1.40%     2.20%       2,954     -0.28%      -1.10%     0.00%
      December 31, 2004 ............      392      14.08      10.92     1.40%     2.20%       5,522       7.83%      6.97%     0.00%
      December 31, 2003 ............      767      13.06      10.21     1.40%     2.20%      10,018      43.40%       N/A      0.00%
      December 31, 2002 ............      723       9.11        N/A     1.40%      N/A        6,585     -39.71%       N/A      0.00%
   Precious Metals Fund
      December 31, 2006 ............       72      16.35      16.01     1.40%     2.20%       1,173      19.69%     18.77%     0.00%
      December 31, 2005 ............       80      13.66      13.48     1.40%     2.20%       1,091      19.20%     18.25%     0.00%
      December 31, 2004 ............        6      11.46      11.40     1.40%     2.20%          66      14.60%     14.00%     0.00%
      Inception May 1, 2004 ........       --      10.00      10.00      N/A       N/A           --        N/A        N/A       N/A
   Real Estate Fund
      December 31, 2006 ............       30      18.21      17.83     1.40%     2.20%         545      28.87%     27.91%     2.37%
      December 31, 2005 ............       23      14.13      13.94     1.40%     2.20%         331       5.68%      4.81%     1.12%
      December 31, 2004 ............       21      13.37      13.30     1.40%     2.20%         283      32.51%     31.81%     0.85%
      Inception May 1, 2004 ........       --      10.09      10.09      N/A       N/A           --        N/A        N/A       N/A
   Retailing Fund
      December 31, 2006 ............        3      12.04      11.79     1.40%     2.20%          32       8.57%      7.67%     0.00%
      December 31, 2005 ............        5      11.09      10.95     1.40%     2.20%          55       4.03%      3.20%     0.00%
      December 31, 2004 ............       --      10.66      10.61     1.40%     2.20%           3       6.71%      6.21%     0.00%
      Inception May 1, 2004 ........       --       9.99       9.99      N/A       N/A           --        N/A        N/A       N/A
   Russell 2000 Advantage Fund
      December 31, 2006 ............       34      23.85      15.22     1.40%     2.20%         812      19.19%     18.26%     0.27%
      December 31, 2005 ............       24      20.01      12.87     1.40%     2.20%         487       2.46%      1.66%     2.75%
      December 31, 2004 ............       70      19.53      12.66     1.40%     2.20%       1,301      23.46%     22.45%     0.00%
      December 31, 2003 ............       60      15.82      10.34     1.40%     2.20%         953      57.96%       N/A      3.20%
      Inception May 1, 2003 ........       --      10.01        N/A      N/A       N/A           --        N/A        N/A       N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Sector Rotation Fund
      December 31, 2006 ............       17     $16.81     $13.39     1.40%     2.20%      $  288       9.87%      9.04%     0.00%
      December 31, 2005 ............       33      15.30      12.28     1.40%     2.20%         512      12.17%     11.23%     0.00%
      December 31, 2004 ............       33      13.64      11.04     1.40%     2.20%         444       9.14%      8.28%     0.00%
      December 31, 2003 ............       18      12.50      10.20     1.40%     2.20%         227      24.67%       N/A      0.00%
      Inception May 1, 2003 ........       --      10.02        N/A      N/A       N/A           --        N/A        N/A       N/A
   Small-Cap Growth Fund
      December 31, 2006 ............       48      12.83      12.58     1.40%     2.20%         613       6.30%      5.36%     0.00%
      December 31, 2005 ............       13      12.07      11.94     1.40%     2.20%         162       4.68%      3.92%     0.00%
      December 31, 2004 ............        1      11.53      11.49     1.40%     2.20%          15      14.61%     14.21%     0.00%
      Inception July 15, 2004 ......       --      10.06      10.06      N/A       N/A           --        N/A        N/A       N/A
   Small-Cap Value Fund
      December 31, 2006 ............       52      13.81      13.55     1.40%     2.20%         720      17.53%     16.61%     1.11%
      December 31, 2005 ............        3      11.75      11.62     1.40%     2.20%          31       2.17%      1.40%     0.00%
      December 31, 2004 ............        5      11.50      11.46     1.40%     2.20%          52      14.54%     14.14%     0.18%
      Inception July 15, 2004 ......       --      10.04      10.04      N/A       N/A           --        N/A        N/A       N/A
   Technology Fund
      December 31, 2006 ............       12      11.11      10.87     1.40%     2.20%         137       4.42%      3.52%     0.00%
      December 31, 2005 ............        8      10.64      10.50     1.40%     2.20%          83       1.72%      0.86%     0.00%
      December 31, 2004 ............        2      10.46      10.41     1.40%     2.20%          19       6.30%      5.79%     0.00%
      Inception May 1, 2004 ........       --       9.84       9.84      N/A       N/A           --        N/A        N/A       N/A
   Telecommunications Fund
      December 31, 2006 ............       60      12.73      12.46     1.40%     2.20%         763      17.87%     16.89%     3.69%
      December 31, 2005 ............       11      10.80      10.66     1.40%     2.20%         122      -0.28%     -1.02%     0.00%
      December 31, 2004 ............        2      10.83      10.77     1.40%     2.20%          18       9.50%      8.90%     0.00%
      Inception May 1, 2004 ........       --       9.89       9.89      N/A       N/A           --        N/A        N/A       N/A
   Transportation Fund
      December 31, 2006 ............       60      14.23      13.93     1.40%     2.20%         859       5.88%      5.05%     0.00%
      December 31, 2005 ............       27      13.44      13.26     1.40%     2.20%         356       7.01%      6.16%     0.00%
      December 31, 2004 ............       31      12.56      12.49     1.40%     2.20%         391      25.35%     24.65%     0.00%
      Inception May 1, 2004 ........       --      10.02      10.02      N/A       N/A           --        N/A        N/A       N/A
   U.S. Government Money Market Fund
      December 31, 2006 ............      578       9.99       9.92     1.40%     2.20%       5,769       2.46%      1.54%     3.73%
      December 31, 2005 ............      415       9.75       9.77     1.40%     2.20%       4,048       0.52%     -0.20%     1.93%
      December 31, 2004 ............      499       9.70       9.79     1.40%     2.20%       4,841      -1.12%     -1.94%     0.26%
      December 31, 2003 ............      367       9.81       9.98     1.40%     2.20%       3,600      -1.38%       N/A      0.01%
      December 31, 2002 ............      235       9.95        N/A     1.40%      N/A        2,336      -0.93%       N/A      0.40%
   Utilities Fund
      December 31, 2006 ............       78      14.99      14.68     1.40%     2.20%       1,174      19.25%     18.39%     2.33%
      December 31, 2005 ............      141      12.57      12.40     1.40%     2.20%       1,773       9.02%      8.11%     0.55%
      December 31, 2004 ............      196      11.53      11.47     1.40%     2.20%       2,260      14.61%     14.02%     2.11%
      Inception May 1, 2004 ........       --      10.06      10.06      N/A       N/A           --        N/A        N/A       N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      December 31, 2006 ............      371       7.15      13.83     1.40%     2.20%       2,651      20.37%     19.33%     0.00%
      December 31, 2005 ............      411       5.94      11.59     1.40%     2.20%       2,453       5.88%      5.17%     0.00%
      December 31, 2004 ............      486       5.61      11.02     1.40%     2.20%       2,751       9.39%      8.46%     0.00%
      December 31, 2003 ............      556       5.13      10.16     1.40%     2.20%       2,851      42.06%       N/A      0.00%
      December 31, 2002 ............      638       3.61        N/A     1.40%      N/A        2,353     -37.12%       N/A      0.00%
   Global Technology Portfolio
      December 31, 2006 ............      201       5.89      12.38     1.40%     2.20%       1,181      15.94%     15.16%     0.00%
      December 31, 2005 ............      216       5.08      10.75     1.40%     2.20%       1,099       6.50%      5.60%     0.00%
      December 31, 2004 ............      263       4.77      10.18     1.40%     2.20%       1,256       2.40%      1.54%     0.00%
      December 31, 2003 ............      298       4.66      10.03     1.40%     2.20%       1,387      34.17%       N/A      0.00%
      December 31, 2002 ............      299       3.47        N/A     1.40%      N/A        1,038     -32.74%       N/A      0.00%


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT F
------------------------------------------------------------------------------------------------------------------------------------

                                                STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH  INVEST-
                                                CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET      CONTRACT  ALL RIDERS   MENT
                                       UNITS    --------------------  --------------------   ASSETS    --------------------  INCOME
                                       (000S)        UNIT VALUE           EXPENSE RATIO      (000S)        TOTAL RETURN       RATIO
------------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      December 31, 2006 ............      221     $20.97     $15.26     1.40%     2.20%      $4,642      14.15%     13.29%     1.25%
      December 31, 2005 ............      196      18.37      13.47     1.40%     2.20%       3,594      13.05%     12.16%     1.33%
      December 31, 2004 ............      183      16.25      12.01     1.40%     2.20%       2,961      18.23%     17.25%     0.57%
      December 31, 2003 ............       55      13.74      10.24     1.40%     2.20%         751      37.45%       N/A      0.20%
      Inception May 1, 2003 ........       --      10.00        N/A      N/A       N/A           --        N/A        N/A       N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
      December 31, 2006 ............       81      10.33      10.11     1.40%     2.20%         835       7.16%      6.31%     0.00%
      December 31, 2005 ............       18       9.64       9.51     1.40%     2.20%         169      -1.23%     -1.96%     0.00%
      December 31, 2004 ............       10       9.76       9.70     1.40%     2.20%          97      -1.67%     -2.45%     0.00%
      December 31, 2003 ............       20       9.93       9.94     1.40%     2.20%         196      -0.73%       N/A      0.00%
      Inception May 1, 2003 ........       --      10.00        N/A      N/A       N/A           --        N/A        N/A       N/A
   Worldwide Bond Fund
      December 31, 2006 ............      180      14.21      10.87     1.40%     2.20%       2,549       4.95%      4.22%     9.04%
      December 31, 2005 ............      240      13.54      10.43     1.40%     2.20%       3,247      -4.38%     -5.18%     7.20%
      December 31, 2004 ............      252      14.16      11.00     1.40%     2.20%       3,568       7.66%      6.78%     9.09%
      December 31, 2003 ............      296      13.15      10.30     1.40%     2.20%       3,885      16.52%       N/A      1.95%
      December 31, 2002 ............      489      11.29        N/A     1.40%      N/A        5,523      19.97%       N/A      0.00%
   Worldwide Emerging Markets Fund
      December 31, 2006 ............      472      23.89      22.93     1.40%     2.20%      11,269      37.54%     36.49%     0.60%
      December 31, 2005 ............      531      17.37      16.80     1.40%     2.20%       9,217      30.21%     29.13%     0.81%
      December 31, 2004 ............      638      13.34      13.01     1.40%     2.20%       8,516      24.13%     23.12%     0.54%
      December 31, 2003 ............      593      10.75      10.57     1.40%     2.20%       6,368      52.05%       N/A      0.14%
      December 31, 2002 ............      634       7.07        N/A     1.40%      N/A        4,482      -4.25%       N/A      0.20%
   Worldwide Hard Assets Fund
      December 31, 2006 ............      126      25.14      23.09     1.40%     2.20%       3,155      22.81%     21.78%     0.08%
      December 31, 2005 ............      188      20.47      18.96     1.40%     2.20%       3,848      49.53%     48.36%     0.28%
      December 31, 2004 ............      150      13.69      12.78     1.40%     2.20%       2,055      22.26%     22.15%     0.42%
      December 31, 2003 ............      212      11.20      10.54     1.40%     2.20%       2,363      43.06%       N/A      0.53%
      December 31, 2002 ............      245       7.83        N/A     1.40%      N/A        1,919      -4.20%       N/A      0.28%
   Worldwide Real Estate Fund
      December 31, 2006 ............      103      26.24      20.86     1.40%     2.20%       2,710      29.13%     28.05%     1.41%
      December 31, 2005 ............      118      20.32      16.29     1.40%     2.20%       2,395      19.32%     18.39%     2.85%
      December 31, 2004 ............      209      17.03      13.76     1.40%     2.20%       3,551      34.31%     33.24%     1.42%
      December 31, 2003 ............      177      12.68      10.33     1.40%     2.20%       2,240      32.63%       N/A      2.06%
      December 31, 2002 ............      238       9.56        N/A     1.40%      N/A        2,271      -5.81%       N/A      2.65%
Wells Fargo Advantage VT Fund:
   Discovery Fund
      December 31, 2006 ............      600      12.84      12.66     1.40%     2.20%       7,697      13.03%     12.13%     0.00%
      December 31, 2005 ............      720      11.36      11.29     1.40%     2.20%       8,179      14.75%     14.04%     0.00%
      Inception April 8, 2005 ......       --       9.90       9.90      N/A       N/A          N/A        N/A        N/A       N/A
   Opportunity Fund
      December 31, 2006 ............      461      19.34      13.77     1.40%     2.20%       8,908      10.64%      9.81%     0.00%
      December 31, 2005 ............      579      17.48      12.54     1.40%     2.20%      10,122       6.39%      5.56%     0.00%
      December 31, 2004 ............      727      16.43      11.88     1.40%     2.20%      11,944      16.59%     15.59%     0.00%
      December 31, 2003 ............      801      14.09      10.28     1.40%     2.20%      11,291      35.10%       N/A      0.07%
      December 31, 2002 ............      1,132    10.43        N/A     1.40%      N/A       11,803     -27.84%       N/A      0.35%


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006


 ===============================================================================
(6) UNIT PROGRESSION

   The change in units outstanding for the year ended December 31, 2006 was as follows:

===========================================================================================================================
                                                                  NUMBER                                         NUMBER
                                                                 OF UNITS                                       OF UNITS
                                                                 BEGINNING       UNITS           UNITS             END
                                                      NOTES       OF YEAR      PURCHASED        REDEEMED         OF YEAR
---------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ......................................              955,999.4       135,881.6      (314,301.2)       777,579.8
   Equity ........................................              683,192.1        69,295.0      (231,617.4)       520,869.7
   Fixed Income ..................................              759,374.2        54,465.8      (271,967.3)       541,872.7
   Government Securities .........................              572,556.6        39,341.4      (191,642.5)       420,255.5
   High Yield ....................................     a        269,729.5        20,566.8      (290,296.3)              --
   Money Market ..................................            1,469,704.5     2,656,274.5    (3,149,002.6)       976,976.4
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ...................................               56,993.9        15,798.8       (32,187.7)        40,605.0
   Core Equity ...................................     b               --       213,973.7       (30,341.5)       183,632.2
   Core Stock ....................................     c        187,520.6         1,305.6      (188,826.2)              --
   Financial Services ............................               59,023.9        10,051.1       (23,281.2)        45,793.8
   Global Real Estate ............................     d        230,550.0        97,159.8      (127,173.4)       200,536.4
   Global Health Care ............................              244,078.5        24,204.0      (181,985.9)        86,296.6
   High Yield ....................................              264,056.6       129,790.3      (145,872.6)       247,974.3
   Mid Cap Core ..................................               36,976.6         9,703.0       (12,257.8)        34,421.8
   Technology ....................................               74,277.5        27,746.6       (28,967.6)        73,056.5
THE ALGER AMERICAN FUND:
   Growth ........................................            1,161,254.5        99,972.2      (378,832.2)       882,394.5
   Leveraged AllCap ..............................              972,578.1        87,312.5      (269,593.1)       790,297.5
   Midcap Growth .................................              836,564.1        54,458.1      (282,802.6)       608,219.6
   Small Capitalization ..........................              620,450.5       233,658.1      (347,336.1)       506,772.5
ALLIANCE VARIABLE PRODUCT SERIES, INC.:
   Growth and Income .............................               70,156.3         7,871.6        (8,216.3)        69,811.6
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
   Balanced ......................................               22,284.2        98,515.7       (83,583.9)        37,216.0
   Income & Growth ...............................              588,065.7        40,619.9      (144,647.3)       484,038.3
   Inflation Protection ..........................               10,688.4        57,667.0       (55,837.1)        12,518.3
   International .................................              434,589.1       121,056.4      (141,209.3)       414,436.2
   Value .........................................              966,160.9       107,825.5      (352,688.7)       721,297.7
DIREXION INSURANCE TRUST: ........................     e
   Dynamic VP HY Bond ............................     e               --        19,502.8       (19,502.8)              --
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index .........................                3,653.9        38,330.0       (28,318.2)        13,665.7
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND .........              418,228.4        51,657.1      (129,000.6)       340,884.9
DREYFUS STOCK INDEX FUND .........................            2,298,541.2       108,454.7      (590,960.9)     1,816,035.0
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock .............................              223,866.1        18,418.3       (75,024.1)       167,260.3
   International Value ...........................              604,260.4       156,275.2      (235,421.3)       525,114.3
FEDERATED INSURANCE SERIES:
   Capital Income II .............................              237,512.9       127,919.8      (113,171.1)       252,261.6
   High Income Bond II ...........................              651,857.9       202,464.8      (249,211.3)       605,111.4
   International Equity II .......................              298,049.8        86,811.8      (139,615.2)       245,246.4
JANUS ASPEN SERIES:
   Growth and Income .............................              466,178.9        89,661.5      (172,664.7)       383,175.7
   International Growth ..........................              162,775.2       207,629.3      (150,371.1)       220,033.4
   Large Cap Growth ..............................            1,699,230.0       153,426.6      (431,985.6)     1,420,671.0
   Mid Cap Growth ................................            1,155,476.1       111,133.8      (322,455.7)       944,154.2
   Worldwide Growth ..............................            1,193,070.9        78,247.7      (330,166.3)       941,152.3
LAZARD RETIREMENT SERIES:
   Emerging Markets ..............................              205,991.1       158,299.7      (215,562.3)       148,728.5
   Equity ........................................              130,124.8        85,728.6      (104,346.0)       111,507.4
   International Equity ..........................               16,150.8        80,066.7       (59,453.2)        36,764.3
   Small Cap .....................................              490,003.8        56,703.5      (156,875.7)       389,831.6


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

=================================================================================================================================
                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING       UNITS           UNITS             END
                                                               NOTES       OF YEAR      PURCHASED        REDEEMED         OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:
   Aggressive Growth .......................................     f             65.2      8,302.4        (4,695.9)      3,671.7
   All Cap Value ...........................................     f          3,882.3      4,119.5        (2,417.0)      5,584.8
   Global High Yield Bond ..................................   f,g          9,292.4     40,182.3       (32,000.6)     17,474.1
   Large Cap Growth ........................................     f          7,256.9     28,530.6       (30,629.7)      5,157.8
   Strategic Bond ..........................................     f        124,200.0    131,988.6      (123,186.1)    133,002.5
   Total Return ............................................     f          3,293.1      3,796.1        (3,466.4)      3,622.8
LEGG MASON PARTNERS INVESTMENT SERIES:
   Government ..............................................     f         24,341.4        819.6       (24,341.4)        819.6
LORD ABBETT SERIES FUND:
   America's Value .........................................               69,771.9     25,488.0        (24,524.6)     70,735.3
   Growth and Income .......................................            1,167,159.5    190,872.6       (351,695.4)  1,006,336.7
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ................................................               16,078.8     15,170.8        (16,776.5)     14,473.1
   High Income Bond ........................................                1,648.7      9,802.0         (7,564.4)      3,886.3
   Limited Maturity Bond ...................................              538,293.2     23,766.4       (163,599.3)    398,460.3
   Mid Cap Growth ..........................................               84,505.1     80,583.5        (58,707.1)    106,381.5
   Partners ................................................              406,222.4    127,941.2       (228,805.9)    305,357.7
   Regency .................................................              103,426.2    123,961.6       (117,106.0)    110,281.8
   Socially Responsive .....................................               18,776.7     31,334.3        (36,922.0)     13,189.0
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...............................................     h               --      1,209.1           (968.8)        240.3
   CommodityRealReturn Strategy ............................     h               --     24,359.1        (11,754.0)     12,605.1
   Emerging Markets Bond ...................................     h               --      2,539.5           (688.5)      1,851.0
   Foreign Bond US Dollar-Hedged ...........................     h               --      1,593.3           (136.5)      1,456.8
   Global Bond Unhedged ....................................     h               --      7,764.0         (2,637.5)      5,126.5
   High Yield ..............................................     h               --     14,671.2         (7,303.0)      7,368.2
   Money Market ............................................               93,360.6    529,597.3       (345,524.8)    277,433.1
   Real Return .............................................              308,676.7    126,093.6       (263,076.6)    171,693.7
   RealEstateRealReturn Strategy ...........................     h               --     28,459.8         (2,503.7)     25,956.1
   Short Term ..............................................               64,776.8    108,385.2       (127,094.5)     46,067.5
   StockPLUS Total Return ..................................     h               --      4,399.2               --       4,399.2
   Total Return ............................................              270,181.6    279,811.3       (210,522.8)    339,470.1
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ...............................................                  174.1      7,308.1               --       7,482.2
   Equity Income ...........................................              243,313.5    386,007.9       (201,046.9)    428,274.5
   Europe ..................................................     v         11,955.2     55,510.3        (67,465.5)           --
   Fund ....................................................              271,783.5     68,338.0        (91,339.0)    248,782.5
   High Yield ..............................................                  117.9     82,872.1        (12,045.1)     70,944.9
   International Value .....................................     w               --     40,631.2            (13.2)     40,618.0
   Mid Cap Value ...........................................               11,866.2     33,178.6        (26,534.5)     18,510.3
   Money Market ............................................                     --      7,824.2         (7,824.2)           --
ROYCE CAPITAL FUND:
   Micro Cap ...............................................               79,745.6     88,049.7        (63,267.8)    104,527.5
   Small Cap ...............................................              238,910.4     44,648.4        (86,940.7)    196,618.1
RYDEX VARIABLE TRUST:
   Banking .................................................                6,192.9     40,728.9        (29,556.6)     17,365.2
   Basic Materials .........................................               74,253.9    136,587.9        (84,342.9)    126,498.9
   Biotechnology ...........................................               40,602.8     60,449.2        (93,075.5)      7,976.5
   CLS AdvisorOne Amerigo ..................................                  255.8     16,089.5         (3,472.8)     12,872.5
   CLS AdvisorOne Clermont .................................                  345.0      3,926.4           (182.7)      4,088.7
   Consumer Products .......................................               17,101.7     41,960.2        (41,284.2)     17,777.7
   Dynamic Dow .............................................     i          1,329.3    220,288.1       (186,000.9)     35,616.5
   Dynamic OTC .............................................     j         49,783.9    673,209.2       (687,194.9)     35,798.2
   Dynamic S&P 500 .........................................     k         26,045.3    128,735.5       (123,837.1)     30,943.7
   Electronics .............................................               11,275.1    194,814.7       (203,819.7)      2,270.1
   Energy ..................................................              169,389.3    150,415.6       (230,591.5)     89,213.4


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

==================================================================================================================================
                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING       UNITS           UNITS             END
                                                               NOTES       OF YEAR      PURCHASED        REDEEMED         OF YEAR
---------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Energy Services .................................                    222,466.5       144,282.7       (261,736.9)     105,012.3
   Europe Advantage ................................            l        19,084.7       151,454.4       (103,847.8)      66,691.3
   Financial Services ..............................                     15,760.1        55,791.8        (40,128.4)      31,423.5
   Government Long Bond Advantage ..................            m        43,184.6       238,949.4       (224,287.3)      57,846.7
   Health Care .....................................                     85,889.7        65,332.3        (79,266.9)      71,955.1
   Internet ........................................                     11,733.4        15,915.5        (24,222.0)       3,426.9
   Inverse Dynamic Dow .............................            n         1,890.1       141,193.7       (102,653.4)      40,430.4
   Inverse Government Long Bond ....................            o        99,602.3       177,071.5       (264,605.0)      12,068.8
   Inverse Mid-Cap .................................                         --          27,871.7        (22,641.1)       5,230.6
   Inverse OTC .....................................            p        12,230.4       762,884.0       (688,412.7)      86,701.7
   Inverse Russell 2000 ............................            q        74,707.7       253,667.9       (240,956.6)      87,419.0
   Inverse S&P 500 .................................            r         3,762.5        84,219.5        (85,572.4)       2,409.6
   Japan Advantage .................................            s        70,596.5       185,595.7       (218,374.0)      37,818.2
   Large-Cap Growth ................................                     14,207.4       217,636.7       (207,221.1)      24,623.0
   Large-Cap Value .................................                     21,785.1       410,673.9       (314,536.3)     117,922.7
   Leisure .........................................                     89,778.8        29,880.9        (50,875.8)      68,783.9
   Mid Cap Advantage ...............................            t        35,542.0       181,728.4       (187,935.9)      29,334.5
   Mid-Cap Growth ..................................                     59,549.2        58,054.0       (111,964.8)       5,638.4
   Mid-Cap Value ...................................                     28,701.4       209,578.5       (101,341.3)     136,938.6
   Nova ............................................                    163,349.7       233,396.9       (260,540.5)     136,206.1
   OTC .............................................                    210,466.6       358,401.8       (407,217.8)     161,650.6
   Precious Metals .................................                     79,884.1       191,187.9       (199,357.3)      71,714.7
   Real Estate .....................................                     23,403.1        50,781.5        (44,250.7)      29,933.9
   Retailing .......................................                      4,921.3        10,344.3        (12,620.2)       2,645.4
   Russell 2000 Advantage ..........................            u        24,453.6       221,292.1       (211,547.1)      34,198.6
   Sector Rotation .................................                     33,489.4        44,415.4        (60,750.7)      17,154.1
   Small-Cap Growth ................................                     13,377.3       147,937.4       (113,542.3)      47,772.4
   Small-Cap Value .................................                      2,605.6       216,769.4       (167,257.8)      52,117.2
   Technology ......................................                      7,830.4        46,886.7        (42,388.2)      12,328.9
   Telecommunications ..............................                     11,248.8        80,732.0        (32,034.8)      59,946.0
   Transportation ..................................                     26,504.9       103,077.2        (69,210.2)      60,371.9
   U.S. Government Money Market ....................                    415,012.3     2,929,757.2     (2,767,088.1)     577,681.4
   Utilities .......................................                    141,063.0       105,633.9       (168,431.3)      78,265.6
SELIGMAN PORTFOLIO, INC.:
   Communications & Information ....................                    411,477.9        33,099.9        (73,987.1)     370,590.7
   Global Technology ...............................                    216,383.1        44,864.1        (60,811.4)     200,435.8
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ...........................................                    196,200.7       150,726.5       (125,573.4)     221,353.8
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .................................                     17,597.1       120,729.6        (57,478.6)      80,848.1
   Bond ............................................                    240,241.4        65,615.5       (126,057.5)     179,799.4
   Emerging Markets ................................                    530,818.4       196,434.9       (255,488.0)     471,765.3
   Hard Assets .....................................                    188,398.6        79,599.5       (142,382.7)     125,615.4
   Real Estate .....................................                    117,844.7        50,996.5        (65,546.1)     103,295.1
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery .......................................                    720,299.6        31,818.9       (152,569.0)     599,549.5
   Opportunity .....................................                    579,178.8        12,447.3       (131,070.5)     460,555.6
---------------------------------------------------------------------------------------------------------------------------------
                                                                     31,657,971.6    19,641,091.6    (24,324,839.6)  26,974,223.6
=================================================================================================================================


a) For the period January 1, 2006 through August 31, 2006 (fund liquidation).

b) For the period April 28, 2006 (inception of fund) through December 31, 2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate prior to its name change effective July 3, 2006.

e) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond prior to their name changes on April 28, 2006.

f) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

g) Formerly LMP Variable High Yield prior to its name change effective September 1, 2006.

h) For the period May 1, 2006 (inception of fund) through December 31, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006
================================================================================
i) Formerly Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

j) Formerly Velocity 100 prior to its name change effective May 1, 2006.

k) Formerly Titan 500 prior to its name change effective May 1, 2006.

l) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

m) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

n) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

o) Formerly Juno prior to its name change effective May 1, 2006.

p) Formerly Arktos prior to its name change effective May 1, 2006.

q) Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

r) Formerly Ursa prior to its name change effective May 1, 2006.

s) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

t) Formerly Medius prior to its name change effective May 1, 2006.

u) Formerly Mekros prior to its name change effective May 1, 2006.

v) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

w) For the period December 15, 2006 (inception of fund) through December 31,
   2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED



DECEMBER 31, 2006

==================================================================================================================================
(6) UNIT PROGRESSION

   The changes in units outstanding for the year ended December 31, 2005, were as follows:

                                                                           NUMBER                                        NUMBER
                                                                          OF UNITS                                      OF UNITS
                                                                          BEGINNING       UNITS           UNITS            END
                                                               NOTES     OF THE YEAR    PURCHASED        REDEEMED      OF THE YEAR
----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   BALANCED .............................................               1,108,634.0     158,537.4     (311,172.0)      955,999.4
   Equity ...............................................                 722,286.9     278,464.9     (317,559.7)      683,192.1
   Fixed Income .........................................                 933,579.1     114,478.1     (288,683.0)      759,374.2
   Focus 20 .............................................      a          365,388.0       1,581.6     (366,969.6)           --
   Government Securities ................................                 658,524.3     105,197.8     (191,165.5)      572,556.6
   High Yield ...........................................                 338,780.9     136,289.8     (205,341.2)      269,729.5
   Money Market .........................................               1,607,820.4   3,146,490.5   (3,284,606.4)    1,469,704.5
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ..........................................                  65,034.7      20,692.6      (28,733.4)       56,993.9
   Core Stock ...........................................                 228,373.9      11,912.2      (52,765.5)      187,520.6
   Financial Services ...................................                  83,787.0      19,862.9      (44,626.0)       59,023.9
   Global Health Care ...................................      b          218,113.8      84,299.4      (58,334.7)      244,078.5
   High Yield ...........................................                 300,673.4      87,967.9     (124,584.7)      264,056.6
   Mid Cap Core .........................................                  44,551.5      15,909.7      (23,484.6)       36,976.6
   Global Real Estate ...................................                 276,419.7      97,685.9     (143,555.6)      230,550.0
   Technology ...........................................                 128,472.7      26,631.9      (80,827.1)       74,277.5
THE ALGER AMERICAN FUND:
   GROWTH ...............................................               1,346,458.8     237,314.8     (422,519.1)    1,161,254.5
   Leveraged AllCap .....................................               1,269,712.5     160,062.0     (457,196.4)      972,578.1
   Midcap Growth ........................................               1,077,569.9     278,906.3     (519,912.1)      836,564.1
   Small Capitalization .................................                 698,004.0     356,933.6     (434,487.1)      620,450.5
ALLIANCE VARIABLE PRODUCT SERIES, INC.:
   Growth and Income ....................................                  92,684.7       2,960.0      (25,488.4)       70,156.3
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
   Balanced .............................................      c               --        26,098.5       (3,814.3)       22,284.2
   Income & Growth ......................................                 717,847.6      33,556.3     (163,338.2)      588,065.7
   Inflation Protection .................................                  70,099.6      26,067.4      (85,478.6)       10,688.4
   International ........................................                 494,101.9      58,663.0     (118,175.8)      434,589.1
   Value ................................................               1,217,366.1     138,802.2     (390,007.4)      966,160.9
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ................................      c               --         3,917.8         (263.9)        3,653.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND ................                 558,812.9     110,779.7     (251,364.2)      418,228.4
DREYFUS STOCK INDEX FUND ................................               2,781,285.6     199,280.6     (682,025.0)    2,298,541.2
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock ....................................                 272,661.8     119,350.0     (168,145.7)      223,866.1
   International Value ..................................                 772,148.7     231,815.0     (399,703.3)      604,260.4
FEDERATED INSURANCE SERIES:
   Capital Income II ....................................                 312,558.6       9,174.9      (84,220.6)      237,512.9
   High Income Bond II ..................................                 864,621.6     203,828.7     (416,592.4)      651,857.9
   International Equity II ..............................                 291,371.4     203,571.7     (196,893.3)      298,049.8
JANUS ASPEN SERIES:
   Growth and Income ....................................                 480,784.8     116,826.0     (131,431.9)      466,178.9
   International Growth .................................                  58,092.5     140,476.9      (35,794.2)      162,775.2
   Large Cap Growth .....................................      d        2,107,882.9     152,662.2     (561,315.1)    1,699,230.0
   Mid Cap Growth .......................................               1,556,621.6     152,796.4     (553,941.9)    1,155,476.1
   Worldwide Growth .....................................               1,576,795.2     199,109.6     (582,833.9)    1,193,070.9
LAZARD RETIREMENT SERIES:
   Emerging Markets .....................................                  29,321.0     245,292.6      (68,622.5)      205,991.1
   Equity ...............................................                 149,354.7      25,450.1      (44,680.0)      130,124.8
   International Equity .................................                   4,467.5      19,545.0       (7,861.7)       16,150.8
   Small Cap ............................................                 627,223.8      47,739.7     (184,959.7)      490,003.8


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

==================================================================================================================================
                                                                           NUMBER                                        NUMBER
                                                                          OF UNITS                                      OF UNITS
                                                                          BEGINNING       UNITS           UNITS            END
                                                               NOTES     OF THE YEAR    PURCHASED        REDEEMED      OF THE YEAR
----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS (X)
   Aggressive Growth ...............................              c             --           65.2              --             65.2
   All Cap Value I .................................                       3,568.4        1,932.4        (1,618.5)         3,882.3
   Global High Yield Bond ..........................           c, y             --       10,993.8        (1,701.4)         9,292.4
   Large Cap Growth I ..............................                       1,808.2       15,373.9        (9,925.2)         7,256.9
   Strategic Bond I ................................                      10,564.1      133,377.0       (19,741.1)       124,200.0
   Total Return I ..................................                            --        3,789.7          (496.6)         3,293.1
LEGG MASON VARIABLE  INVESTMENT SERIES (X)
   Government ......................................            c,z             --       24,367.4           (26.0)        24,341.4
LORD ABBETT SERIES FUND:
   America's Value .................................                      65,073.6       19,218.9       (14,520.6)        69,771.9
   Growth and Income ...............................                   1,431,503.2      129,805.8      (394,149.5)     1,167,159.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   FASCIANO ........................................                      42,302.9       39,119.1       (65,343.2)        16,078.8
   High Income Bond ................................              c             --        1,648.7              --          1,648.7
   Ltd. Mat. Bond ..................................                     816,254.5       88,537.6      (366,498.9)       538,293.2
   Mid-Cap Growth ..................................                     112,719.2      117,552.9      (145,767.0)        84,505.1
   Partners ........................................                     358,968.6      360,686.0      (313,432.2)       406,222.4
   Regency .........................................                     130,784.8      153,639.9      (180,998.5)       103,426.2
   Socially Responsive .............................                         167.8       25,050.5        (6,441.6)        18,776.7
PIMCO VARIABLE INSURANCE TRUST:
   Money Market ....................................                      14,205.7      151,754.0       (72,599.1)        93,360.6
   Real Return .....................................                     183,128.4      370,428.2      (244,879.9)       308,676.7
   Short Term ......................................                      44,482.0       68,295.0       (48,000.2)        64,776.8
   Total Return ....................................                     183,942.4      248,921.3      (162,682.1)       270,181.6
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond .......................................              e             --          174.1              --            174.1
   Equity Income ...................................                     193,253.6      143,953.3       (93,893.4)       243,313.5
   Europe ..........................................                      33,059.1       25,347.8       (46,451.7)        11,955.2
   Fund ............................................                     296,883.0       54,763.4       (79,862.9)       271,783.5
   HIGH YIELD ......................................              C             --          783.5          (665.6)           117.9
   Mid Cap Value ...................................              c             --       14,251.6        (2,385.4)        11,866.2
   Money Market ....................................              c             --       27,718.5       (27,718.5)              --
ROYCE CAPITAL FUND:
   Micro Cap .......................................                     105,908.2       26,450.6       (52,613.2)        79,745.6
   Small Cap .......................................                     261,922.2      149,981.6      (172,993.4)       238,910.4
RYDEX VARIABLE TRUST:
   Banking .........................................                      10,491.6       35,509.2       (39,807.9)         6,192.9
   Basic Materials .................................                       9,064.5      110,837.9       (45,648.5)        74,253.9
   Biotechnology ...................................                         356.0      162,213.5      (121,966.7)        40,602.8
   CLS AdvisorOne Amerigo ..........................              c             --        1,131.5          (875.7)           255.8
   CLS AdvisorOne Clermont .........................              c             --          345.0              --            345.0
   Consumer Products ...............................                       8,494.0       31,637.1       (23,029.4)        17,101.7
   Dynamic Dow .....................................              q          632.7      142,800.2      (142,103.6)         1,329.3
   Dynamic OTC .....................................              w       34,336.9      205,628.1      (190,181.1)        49,783.9
   Dynamic S&P 500 .................................              t       35,273.7       69,362.3       (78,590.7)        26,045.3
   Electronics .....................................                         112.1      125,945.2      (114,782.2)        11,275.1
   ENERGY ..........................................                      73,968.0      347,410.8      (251,989.5)       169,389.3
   Energy Services .................................                      57,376.6      360,652.0      (195,562.1)       222,466.5
   Europe Advantage ................................              o       67,030.5       68,784.3      (116,730.1)        19,084.7
   Financial Services ..............................                       2,411.8       51,662.0       (38,313.7)        15,760.1
   Government Long Bond Advantage ..................              u       26,850.4      484,406.6      (468,072.4)        43,184.6
   Health Services .................................                      20,743.4      149,870.9       (84,724.6)        85,889.7
   Internet ........................................                         298.9       57,620.7       (46,186.2)        11,733.4
   Inverse Dynamic Dow .............................              l             --        8,574.6        (6,684.5)         1,890.1
   Inverse Government Long Bond ....................              n      162,834.6      240,398.4      (303,630.7)        99,602.3
   Inverse Mid-Cap .................................                            --       11,133.9       (11,133.9)              --
   Inverse OTC .....................................                       1,215.2      807,183.1      (796,167.9)        12,230.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

==================================================================================================================================
                                                                           NUMBER                                        NUMBER
                                                                          OF UNITS                                      OF UNITS
                                                                          BEGINNING       UNITS           UNITS            END
                                                               NOTES     OF THE YEAR    PURCHASED        REDEEMED      OF THE YEAR
----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse Russell 2000 ...........................             m           --          193,555.8       (118,848.1)       74,707.7
   Inverse S&P 500 ................................             v        3,430.7        177,482.1       (177,150.3)        3,762.5
   Japan Advantage ................................             p        4,354.1        196,547.8       (130,305.4)       70,596.5
   Large Cap Growth ...............................                     11,058.4         62,899.9        (59,750.9)       14,207.4
   Large Cap Value ................................                      9,297.1         47,392.4        (34,904.4)       21,785.1
   Leisure ........................................                     27,526.8         93,360.5        (31,108.5)       89,778.8
   Mid-Cap Advantage ..............................             r       29,418.8        170,859.8       (164,736.6)       35,542.0
   Mid-Cap Growth .................................                        610.7        104,447.1        (45,508.6)       59,549.2
   Mid-Cap Value ..................................                        131.8         66,876.8        (38,307.2)       28,701.4
   Nova ...........................................                    222,949.4        492,190.3       (551,790.0)      163,349.7
   OTC ............................................                    392,358.4        618,589.2       (800,481.0)      210,466.6
   Precious Metals ................................                      5,719.9        166,915.0        (92,750.8)       79,884.1
   Real Estate ....................................                     21,165.9         68,861.4        (66,624.2)       23,403.1
   Retailing ......................................                        246.2         89,399.1        (84,724.0)        4,921.3
   Russell 2000 Advantage .........................             s       70,155.6        187,914.1       (233,616.1)       24,453.6
   Sector Rotation ................................                     32,576.2         33,797.4        (32,884.2)       33,489.4
   Small-Cap Growth ...............................                      1,315.6         81,537.1        (69,475.4)       13,377.3
   Small-Cap Value ................................                      4,564.2         27,936.4        (29,895.0)        2,605.6
   Technology .....................................                      1,787.6         50,969.6        (44,926.8)        7,830.4
   Telecommunication ..............................                      1,674.2         29,387.6        (19,813.0)       11,248.8
   Transportation .................................                     31,107.1         52,249.1        (56,851.3)       26,504.9
   U.S. Government Money Market ...................                    498,567.6      2,077,760.5     (2,161,315.8)      415,012.3
   Utilities ......................................                    196,057.9        151,259.1       (206,254.0)      141,063.0
SELIGMAN PORTFOLIO, INC.:
   Communications & Information ...................                    485,765.1         48,784.4       (123,071.6)      411,477.9
   Global Technology ..............................                    263,269.7         15,823.3        (62,709.9)      216,383.1
STRONG VARIABLE INSURANCE FUNDS:
   MID CAP GROWTH II ..............................             F      699,116.7         21,009.0       (720,125.7)           --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..........................................                    182,543.0        111,114.5        (97,456.8)      196,200.7
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ................................                      9,900.0         13,489.0         (5,791.9)       17,597.1
   Bond ...........................................                    252,396.3         83,700.2        (95,855.1)      240,241.4
   Emerging Markets ...............................                    638,369.5        248,874.6       (356,425.7)      530,818.4
   Hard Assets ....................................                    150,363.1        140,533.6       (102,498.1)      188,398.6
   Real Estate ....................................                    208,523.2         24,021.0       (114,699.5)      117,844.7
VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund .....................             g       56,749.7          4,523.0        (61,272.7)           --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
   Discovery ......................................             H           --          845,850.7       (125,551.1)      720,299.6
   Opportunity ....................................             i      727,052.3         54,022.4       (201,895.9)      579,178.8
-----------------------------------------------------------------------------------------------------------------------------------
                                                TOTALS              36,550,403.6     20,542,006.4    (25,434,438.4)   31,657,971.6
===================================================================================================================================


a) For the period January 1, 2005 through May 31, 2005 (liquidation of fund).

b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

c) For the period May 1, 2005 (inception of fund) through December 31, 2005.

d) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

e) For the period July 15, 2005 (inception of fund) through December 31, 2005.

f) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

g) For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

h) For the period April 8, 2005 (inception of fund) through December 31, 2005.

i) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

j) Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

k) Formerly Arktos prior to its name change effective May 1, 2006.

l) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

m) Formerly Inverse Small-Cap Fund prior to its name change effective May 1, 2006.

n) Formerly Juno prior to its name change effective May 1, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

===============================================================================

o) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

p) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

q) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

r) Formerly Medius Fund prior to its name change effective May 1, 2006.

s) Formerly Mekros prior to its name change effective May 1, 2006.

t) Formerly Titan 500 Fund prior to its name change effective May 1, 2006.

u) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

v) Formerly Ursa prior to its name change effective May 1, 2006.

w) Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

x) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

y) Formerly High Yield Bond prior to its name change effective September 1, 2006.

z) Formerly SBGovernment prior to its name change effective May 1, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL
LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

   We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account F as of December 31, 2006, the related statements of operations and changes in net assets for the years ended December 31, 2006 and 2005, and the financial highlights for each of the two years for the period ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account F as of December 31, 2006, the results of its operations, changes in its net assets for the years ended December 31, 2006 and 2005, and financial highlights for each of the two years for the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.



/s/ BDO Seidman, LLP
------------------------------


New York, New York
March 31, 2007

================================================================================

                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                             SPONSOR
                             Jefferson National Life Insurance Company
                             DISTRIBUTOR
                             Jefferson National Financial Securities Corporation INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
                             BDO Seidman, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and for the years then ended.

The financial statements of Jefferson National Life Annuity Account F at December 31, 2006 and for each of the two years in the period ended December 31, 2006.

(b)      Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

(1)   (a)       Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.           (2)

      (b)       Resolution Changing the Name of the Separate Account                                                             (1)

(2)             Not Applicable.

(3)   (a) (i)   Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Inviva            (1)
                Securities Corporation.

          (ii)  Form of Amendment to Principal Underwriter's Agreement                                                           (1)

      (b)       Form of Selling Agreement                                                                                        (1)

(4)   (a)       Form of Individual Contract. (22-4061)                                                                           (1)

      (b)       Form of Group Contract.                                                                                          (2)

      (c)       Form of Group Certificate.                                                                                       (2)

      (d)       Form of Endorsement Amending MVA Provision (CVIC-4013)                                                           (1)

      (e)       Form of Earning Protection Rider. (CVIC-4026)                                                                    (1)

      (f)       Form of Guaranteed Minimum Death Benefit Rider. (CVIC-4007)                                                      (1)

      (g)       Form of Guaranteed Minimum Withdrawal Benefit Rider. (CVIC-4005)                                                 (1)

      (h)       Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)                          (1)

      (i)       Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (CVIC-4020)              (1)

      (j)       Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)                      (1)

      (k)       Form of IRA Endorsement                                                                                          (1)

      (l)       Form of Roth IRA Endorsement                                                                                     (1)

      (m)       Form of TSA Endorsement                                                                                          (1)

      (n)       Form of Removal of Subaccount Limitation Endorsement (JNL-ADV-END-4)                                            (10)

(5)             Form of Application for Individual Annuity Contract. (JNL-6000)                                                  (1)

(6)   (a)       Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.                            (1)

      (b)       Amended and Restated By-Laws of the Company.                                                                     (1)

(7)             Not Applicable.

(8)   (a)       Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc.  (1)
                and amendments thereto dated September 10, 2003 and February 1, 2001.

          (i)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86    (12)
                Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

      (b) (i)   Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance         (1)
                Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

          (ii)  Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc.,      (1)
                Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                Corporation dated May 1, 2003.

          (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc.,       (12)
                Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                Corporation dated May 1, 2003.

      (c) (i)   Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and      (4)
                Fred Alger and Company, Inc. dated March 31, 1995.

          (ii)  Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great     (5)
                American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

          (iii) Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great     (5)
                American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

          (iv)  Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American     (1)
                Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

          (v)   Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson     (12)
                National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

      (d) (i)   Form of Participation Agreement between Great American Reserve Insurance Company and American Century            (4)
                Investment Services as of 1997.

          (ii)  Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve          (5)
                Insurance Company and American Century Investment Services as of 1997.

          (iii) Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve          (5)
                Insurance Company and American Century Investment Services as of 1997.

          (iv)  Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve           (5)
                Insurance Company and American Century Investment Services as of 1997.

          (v)   Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve           (5)
                Insurance Company and American Century Investment Services as of 1997.

          (vi)  Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American  (1)
                Reserve Insurance Company and American Century Investment Services as of 1997.

          (vii) Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance    (10)
                Company and American Century Investment Services as of 1997.

          (viii Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance    (12)
                Company and American Century Investment Services as of 1997.

          (ix)  Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson  National Life Insurance   (13)
                Company and American Century Investment Services.

      (e) (i)   Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus       (5)
                Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index
                Fund, Inc. and Dreyfus Investment Portfolios.

          (ii)  Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco     (5)
                Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund,
                Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

          (iii) Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco        (1)
                Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund,
                Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

          (iv)  Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable      (1)
                Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc.,
                Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

          (v)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson     (10)
                National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
                Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

      (f) (i)   Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and    (4)
                Insurance Management Series, Federated Securities Corp.

          (ii)  Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable    (5)
                Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (iii) Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among         (5)
                Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (iv)  Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable    (1)
                Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (v)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson   (12)
                National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

      (g) (i)   Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset     (6)
                Management and Conseco Variable Insurance Company dated 2001.

          (ii)  Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance      (5)
                Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

          (iii) Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance         (1)
                Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

      (h) (i)   Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated     (1)
                May 1, 2003 and Form of Amendment dated July 2003 thereto.

          (ii)  Form of Amendment dated May 1, 2005 to the Participation Agreement Janus Aspen Series and Jefferson National    (10)
                Life Insurance Company dated May 1, 2003.

          (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors (12)
                LLC and Jefferson National Life Insurance Company dated February 1, 2001.

      (i) (i)   Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva       (1)
                Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

          (ii)  Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc.,      (1)
                Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated
                May 1, 2003.

      (j) (i)   Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American          (4)

                Reserve Insurance Company.

          (ii)  Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord,  (7)
                Abbett & Co. and Great American Reserve Insurance Company.

          (iii) Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord,       (1)
                Abbett & Co. and Great American Reserve Insurance Company.

      (k) (i)   Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,    (5)
                Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.

          (ii)  Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger   (5)
                Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco
                Variable Insurance Company.

          (iii) Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among        (5)
                Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated
                and Conseco Variable Insurance Company.


          (iv)  Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger   (8)
                Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
                Insurance Company.

          (v)   Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among           (1)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                Life Insurance Company.

          (vi)  Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger  (10)
                Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
                Insurance Company.

          (vii) Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger  (12)
                Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
                Insurance Company.

         (viii) Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger  (13)
                Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
                Insurance Company.

      (l) (i)   Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors    (1)
                Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.

          (ii)  Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO         (10)
                Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

          (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO         (12)
                Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

      (m) (i)   Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National      (1)
                Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

          (ii)  Form of Amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson (10)
                National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

          (iii) Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson (12)
                National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds

                Distributor, Inc.

      (n)       Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and   (1)
                Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April
                5, 2004 thereto.

          (i)   Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates,    (12)
                LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

      (o) (i)   Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX      (9)
                Variable Trust and PADCO Financial Services, Inc.

          (ii)  Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among  (1)
                Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

          (iii) Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among    (10)
                Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

          (iv)  Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among    (12)
                Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

      (p) (i)   Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and           (1)
                Citigroup Global Markets Inc.

          (ii)  Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson       (10)
                National Life Insurance Company and Citigroup Global Markets Inc.

          (iii) Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson    (13)
                National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

      (q) (i)   Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,     (6)
                Inc. and Conseco Variable Insurance Company.

          (ii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman  (5)
                Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

          (iii) Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman    (1)
                Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

          (iv)  Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios,  (1)
                Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

          (v)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman      (12)
                Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

      (r) (i)   Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company,      (5)
                Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong
                Funds Distributors, Inc.

          (ii)  Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great     (5)
                American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc.,
                Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

          (iii) Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco   (5)
                Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                Capital Management, Inc. and Strong Investments, Inc.

          (iv)  Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco       (5)
                Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                Capital Management, Inc. and Strong Investments, Inc.

          (v)   Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30, 1997       (1)

                by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund
                II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

      (s) (i)   Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson    (8)
                National Life Insurance Company.

          (ii)  Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third   (1)
                Avenue Management LLC and Jefferson National Life Insurance Company.

      (t) (i)   Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van     (5)
                Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

          (ii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among         (5)
                Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

          (iii) Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among         (5)
                Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

          (iv)  Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck          (8)
                Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

      (u) (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP,       (1)
                Choice Investment Management Variable Insurance funds dated May 1, 2003.

          (ii)  Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company,   (1)
                Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.
      (v) (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds            (10)
                Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005

          (ii)  Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance        (12)
                Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

      (w) (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management,   (10)
                LLC and Potomac Insurance Trust dated May 1, 2005.

          (ii)  Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance        (12)
                Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

      (x) (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management  (12)
                L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

      (y) (i)   Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance    (13)
                Company dated May 1, 2007

(9)             Opinion and Consent of Counsel.                                                                                 (13)

(10)            Consent of Independent Registered Public Accounting Firm.                                                       (13)

(11)            Financial Statements omitted from Item 23 above.                                                                 N/A

(12)            Initial Capitalization Agreement.                                                                                N/A

(13)      (i)   Powers of Attorney.                                                                                              (1)

          (ii)  Powers of Attorney - Laurence Greenberg                                                                         (11)

          (iii) Powers of Attorney - Robert Jefferson                                                                           (12)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 14 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000482).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on November 14, 1997 (Accession Number 0000928389-97-000259).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated by reference to Post-Effective Amendment Nos. 14 and 15 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002844).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 15 and 16 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003347).

(13) Filed Herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                     POSITIONS AND OFFICES WITH DEPOSITOR

David A Smilow                 Director, Chairman of the Board
Tracey Hecht Smilow            Director
Laurence P. Greenberg          Director, Chief Executive Officer and President
Timothy D. Rogers              Chief Financial Officer and Treasurer
Craig A. Hawley (1)            General Counsel and Secretary
David Lau (1)                  Chief Operating Officer
Brian Heaphy                   Director Mergers & Acquisitions
Jeff Fritsche                  Tax Director
Michael Girouard               Chief Investment Officer
Joseph Vap (1)                 Controller
Jo Ann Heppermann (1)          Director - Operations
Matthew Grove                  Chief Marketing Officer
Dean C. Kehler (2)             Director
Robert Jefferson (3)           Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


----------------------
   SMILOW & HECHT                                                         ORGANIZATIONAL CHART
AND FAMILY MEMBERS(1)
----------------------
         |
         | 100%
----------- ---------------- ----------- ----------- ----------- ----------- -----------
  INVIVA,     INVIVA, INC.    SERIES A    SERIES B    SERIES C    SERIES D     SECURED
   L.L.C.      MANAGEMENT     PREFERRED   PREFERRED   PREFERRED   PREFERRED     NOTES
    (CA)          AND          STOCK(3)    STOCK(4)    STOCK(5)    STOCK(6)
-----------   EMPLOYEES(2)   ----------- ----------- ----------- ----------- -----------
     |      ----------------      |           |          |            |           |
     | 77%        | 23%           |           |          |            |           |
     |            |               |           |          |            |           |
---------------------------------------------------------------------------------------
                                    INVIVA, INC.
                                        (DE)
---------------------------------------------------------------------------------------
                                         | 100%
         -----------------------------------------------------------------------------------------------------------
         |           |            |             |              |           |           |            |              |
         |           |            |             |              |           |           |            |              |
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
     LIFCO     JNF HOLDING     INVIVA        INVIVA         INVIVA       INVIVA      INVIVA       INVIVA       INVIVA
    HOLDING      COMPANY,    INSURANCE      STATUTORY      STATUTORY    STATUTORY   STATUTORY    STATUTORY    STATUTORY
    COMPANY,    INC. (DE)   AGENCY, INC.  TRUST I (DE)(7)  TRUST III    TRUST IV     TRUST V      TRUST VI    TRUST VII
    INC. (DE)                   (DE)                        (CT)(7)      (DE)(7)     (DE)(7)      (DE)(7)      (DE)(7)
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
               100% |
              -------------
               JEFFERSON
                NATIONAL
               FINANCIAL
              CORP. (DE)(8)
              -------------
                   |        100%
       ----------------------------------------------------------------------
       |                                |                                   |
------------------------------   --------------------------------------  ---------------------------
     JEFFERSON NATIONAL            JEFFERSON NATIONAL LIFE INSURANCE       JNF ADVISORS, INC. (DE)
  SECURITIES CORPORATION (DE)                 COMPANY (TX)
------------------------------   --------------------------------------  ---------------------------

(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten
         (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members;
         (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

(8) Jefferson National Financial Corp. is owned 75% by JNF Holding Company, Inc. and 25% by Inviva, Inc.





ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 9, 2007, the number of Advantage contracts funded by Jefferson National Life Annuity Account F was 11,347 of which 7,100 were qualified contracts and 4,247 were non-qualified contracts.



ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I



(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                 POSITIONS AND OFFICES
Craig A. Hawley                      President, General Counsel and Secretary
Robert B. Jefferson*                 Director*
Edward J. O'Brien, IV                Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

     (c)  JNSC retains no compensation or commissions from the registrant.

                                                                COMPENSATION
                                                                     ON
                                    NET UNDERWRITING             REDEMPTION
      NAME OF PRINCIPAL              DISCOUNTS AND                   OR                        BROKERAGE
         UNDERWRITER                  COMMISSIONS               ANNUITIZATION                 COMMISSIONS             COMPENSATION
Jefferson National Securities       None                        None                          None                    None
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.



ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos.16 and 17 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 16th day of April, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:      /s/ Laurence P. Greenberg*
         --------------------------
Name:    Laurence P. Greenberg
Title:   CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                                                    TITLE                                         DATE
/s/ David A. Smilow*                         Chairman of the Board                                                    4/16/07
Name: David Smilow

/s/ Tracey Hecht Smilow*                     Director                                                                 4/16/07
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*                   Director, Chief Executive Officer and President                          4/16/07
Name: Laurence Greenberg

/s/ Timothy D. Rogers*                       Chief Financial Officer and Treasurer                                    4/16/07
Name: Timothy D. Rogers

/s/ Dean C. Kehler*                          Director                                                                 4/16/07
Name: Dean C. Kehler

/s/ Robert Jefferson*                        Director                                                                 4/16/07
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                                                                                4/16/07
Attorney in Fact

                                              EXHIBIT INDEX

(8)     (d)   (ix)   Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance
                     Company and American Century Investment Services.

        (k)   (viii) Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger
                     Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life
                     Insurance Company.

        (p)   (iii)  Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson
                     National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

        (y)   (i)    Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance
                     Company dated May 1, 2007.

(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.
